As filed with the Securities and Exchange Commission on
June 28, 2012

Registration No. 333-515
811-07513

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 145	/ X /
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
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	Amendment No. 146	/ X /
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	(Check appropriate box or boxes)	----

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PUTNAM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on June 29, 2012 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS,Vice President
PUTNAM FUNDS TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:

JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
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

This Post-Effective Amendment relates solely to the Registrant's Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Risk Allocation Fund and Putnam Short Duration Income Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

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PUTNAM ABSOLUTE RETURN FUNDS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
Putnam Absolute Return 100 Fund	PARTX	PARPX	PARQX	PARZX	PRARX	PARYX
Putnam Absolute Return 300 Fund	PTRNX	PTRBX	PTRGX	PZARX	PTRKX	PYTRX
Putnam Absolute Return 500 Fund	PJMDX	PJMBX	PJMCX	PJMMX	PJMRX	PJMYX
Putnam Absolute Return 700 Fund	PDMAX	PDMBX	PDMCX	PDMMX	PDMRX	PDMYX

Putnam
Absolute Return
Funds	Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Prospectus
2 |29 |12

Fund summaries	2
What are each fund’s main investment strategies and related risks?	27
Who oversees and manages the funds?	38
How does a fund price its shares?	42
How do I buy fund shares?	43
How do I sell or exchange fund shares?	51
Policy on excessive short-term trading	54
Distribution plans and payments to dealers	57
Fund distributions and taxes	59
Financial highlights	61

Investment Category:	These securities have not been approved
Absolute Return	or disapproved by the Securities and
This prospectus explains what	Exchange Commission nor has the
you should know about this	Commission passed upon the accuracy
mutual fund before you invest.	or adequacy of this prospectus. Any
Please read it carefully.	statement to the contrary is a crime.

Fund summaries

Putnam Absolute Return 100 Fund

Goal

Putnam Absolute Return 100 Fund seeks to earn a positive total return that exceeds the rate of inflation by 100 basis points (or 1.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	1.00%	1.00%*
Class B	NONE	1.00%**
Class C	NONE	1.00%***
Class M	0.75%	0.30%*
Class R	NONE	NONE
Class Y	NONE	NONE

2	Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total
						annual fund
						operating
						expenses
		Distri-		Total		after
	Manage-	bution and		annual fund	Expense	expense
Share	ment	service	Other	operating	reimburse-	reimburse-
class	fees****	(12b-1) fees	expenses	expenses	ment*****	ment

Class A	0.50%	0.25%	0.22%	0.97%	(0.30)%	0.67%
Class B	0.50%	0.45%	0.22%	1.17%	(0.30)%	0.87%
Class C	0.50%	1.00%	0.22%	1.72%	(0.30)%	1.42%
Class M	0.50%	0.30%	0.22%	1.02%	(0.30)%	0.72%
Class R	0.50%	0.50%	0.22%	1.22%	(0.30)%	0.92%
Class Y	0.50%	N/A	0.22%	0.72%	(0.30)%	0.42%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over two years.

*** This charge is eliminated after one year.

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$168	$376	$602	$1,251
Class B	$189	$342	$615	$1,338
Class B (no redemption)	$89	$342	$615	$1,338
Class C	$245	$513	$905	$2,005
Class C (no redemption)	$145	$513	$905	$2,005
Class M	$148	$368	$605	$1,286
Class R	$94	$358	$641	$1,451
Class Y	$43	$200	$371	$866

Prospectus	3

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 186%.

Investments, risks, and performance

Investments

The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, short-term debt securities.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

Putnam Absolute Return 100 Fund has a lower risk and return profile than Putnam Absolute Return 300 Fund as a result of lower exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

4	Prospectus

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among fixed-income strategies and sectors may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	5

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are seeking cash investments that earn a stable return and income over time, particularly if you are in or near retirement.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

6	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

		Since inception
Share class	1 year	(12/23/08)

Class A before taxes	–2.85%	0.74%
Class A after taxes on distributions	–3.37%	0.33%
Class A after taxes on distributions and sale of fund shares	–1.85%	0.42%
Class B before taxes	–3.14%	0.69%
Class C before taxes	–3.62%	0.32%
Class M before taxes	–2.80%	0.71%
Class R before taxes	–2.23%	0.79%
Class Y before taxes	–1.76%	1.31%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for
fees, expenses or taxes)	0.14%	0.22%
BofA Merrill Lynch U.S. Treasury Bill Index plus 100 basis
points (no deduction for fees, expenses or taxes)	1.14%	1.22%
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	15.77%
Barclays Capital U.S. Aggregate Bond Index (no deduction
for fees, expenses or taxes)	7.84%	6.81%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

D. William Kohli, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Kevin Murphy, Portfolio Manager, portfolio manager of the fund since 2008

Michael Salm, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Paul Scanlon, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Raman Srivastava, Portfolio Manager, portfolio manager of the fund since 2008

Prospectus	7

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 26.

Putnam Absolute Return 300 Fund

Goal

Putnam Absolute Return 300 Fund seeks to earn a positive total return that exceeds the rate of inflation by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	1.00%	1.00%*
Class B	NONE	1.00%**
Class C	NONE	1.00%***
Class M	0.75%	0.30%*
Class R	NONE	NONE
Class Y	NONE	NONE

8	Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total
						annual fund
						operating
						expenses
		Distri-		Total		after
	Manage-	bution and		annual fund	Expense	expense
Share	ment	service	Other	operating	reimburse-	reimburse-
class	fees****	(12b-1) fees	expenses	expenses	ment*****	ment

Class A	0.60%	0.25%	0.20%	1.05%	(0.18)%	0.87%
Class B	0.60%	0.45%	0.20%	1.25%	(0.18)%	1.07%
Class C	0.60%	1.00%	0.20%	1.80%	(0.18)%	1.62%
Class M	0.60%	0.30%	0.20%	1.10%	(0.18)%	0.92%
Class R	0.60%	0.50%	0.20%	1.30%	(0.18)%	1.12%
Class Y	0.60%	N/A	0.20%	0.80%	(0.18)%	0.62%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over two years.

*** This charge is eliminated after one year.

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$188	$413	$656	$1,354
Class B	$209	$379	$669	$1,440
Class B (no redemption)	$109	$379	$669	$1,440
Class C	$265	$549	$958	$2,101
Class C (no redemption)	$165	$549	$958	$2,101
Class M	$168	$404	$659	$1,389
Class R	$114	$394	$696	$1,552
Class Y	$63	$237	$426	$973

Prospectus	9

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 188%.

Investments, risks, and performance

Investments

The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

Putnam Absolute Return 300 Fund has a higher risk and return profile than Putnam Absolute Return 100 Fund as a result of increased exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

10	Prospectus

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among fixed-income strategies and sectors may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	11

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a bond fund with moderate exposure to interest rate and credit risks.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

12	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

		Since inception
Share class	1 year	(12/23/08)

Class A before taxes	–5.34%	1.85%
Class A after taxes on distributions	–5.68%	1.24%
Class A after taxes on distributions and sale of fund shares	–3.47%	1.24%
Class B before taxes	–5.53%	1.79%
Class C before taxes	–5.97%	1.43%
Class M before taxes	–5.07%	1.81%
Class R before taxes	–4.62%	1.90%
Class Y before taxes	–4.12%	2.42%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for
fees, expenses or taxes)	0.14%	0.22%
BofA Merrill Lynch U.S. Treasury Bill Index plus 300 basis
points (no deduction for fees, expenses or taxes)	3.14%	3.22%
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	15.77%
Barclays Capital U.S. Aggregate Bond Index (no deduction
for fees, expenses or taxes)	7.84%	6.81%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

D. William Kohli, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Kevin Murphy, Portfolio Manager, portfolio manager of the fund since 2008

Michael Salm, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Paul Scanlon, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Raman Srivastava, Portfolio Manager, portfolio manager of the fund since 2008

Prospectus	13

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 26.

Putnam Absolute Return 500 Fund

Goal

Putnam Absolute Return 500 Fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

14	Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total
						annual fund
						operating
						expenses
		Distri-		Total		after
	Manage-	bution and		annual fund	Expense	expense
Share	ment	service	Other	operating	reimburse-	reimburse-
class	fees****	(12b-1) fees	expenses	expenses	ment*****	ment

Class A	0.74%	0.25%	0.30%	1.29%	(0.12)%	1.17%
Class B	0.74%	1.00%	0.30%	2.04%	(0.12)%	1.92%
Class C	0.74%	1.00%	0.30%	2.04%	(0.12)%	1.92%
Class M	0.74%	0.75%	0.30%	1.79%	(0.12)%	1.67%
Class R	0.74%	0.50%	0.30%	1.54%	(0.12)%	1.42%
Class Y	0.74%	N/A	0.30%	1.04%	(0.12)%	0.92%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$687	$949	$1,231	$2,032
Class B	$695	$928	$1,287	$2,167
Class B (no redemption)	$195	$628	$1,087	$2,167
Class C	$295	$628	$1,087	$2,359
Class C (no redemption)	$195	$628	$1,087	$2,359
Class M	$514	$882	$1,275	$2,372
Class R	$145	$475	$828	$1,824
Class Y	$94	$319	$562	$1,260

Prospectus	15

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 144%.

Investments, risks, and performance

Investments

The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

16	Prospectus

Putnam Absolute Return 500 Fund has a lower risk and return profile than Putnam Absolute Return 700 Fund as a result of lower exposure to the asset classes and strategies mentioned above.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions,

Prospectus	17

the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a balanced fund, or a fund that can manage allocations and risk across global asset classes.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

18	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

		Since inception
Share class	1 year	(12/23/08)

Class A before taxes	–5.18%	2.27%
Class A after taxes on distributions	–6.09%	1.48%
Class A after taxes on distributions and sale of fund shares	–3.28%	1.51%
Class B before taxes	–4.99%	2.58%
Class C before taxes	–1.04%	3.54%
Class M before taxes	–3.35%	2.57%
Class R before taxes	0.39%	4.04%
Class Y before taxes	0.94%	4.57%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for
fees, expenses or taxes)	0.14%	0.22%
BofA Merrill Lynch U.S. Treasury Bill Index plus 500 basis
points (no deduction for fees, expenses or taxes)	5.14%	5.22%
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	15.77%
Barclays Capital U.S. Aggregate Bond Index (no deduction
for fees, expenses or taxes)	7.84%	6.81%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2008

James Fetch, Portfolio Manager, portfolio manager of the fund since 2008

Robert Kea, Portfolio Manager, portfolio manager of the fund since 2008

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2012

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2008

Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2008

Prospectus	19

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 26.

Putnam Absolute Return 700 Fund

Goal

Putnam Absolute Return 700 Fund seeks to earn a positive total return that exceeds the rate of inflation by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

20	Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total
						annual fund
						operating
						expenses
		Distri-		Total		after
	Manage-	bution and		annual fund	Expense	expense
Share	ment	service	Other	operating	reimburse-	reimburse-
class	fees****	(12b-1) fees	expenses	expenses	ment*****	ment

Class A	0.90%	0.25%	0.30%	1.45%	(0.08)%	1.37%
Class B	0.90%	1.00%	0.30%	2.20%	(0.08)%	2.12%
Class C	0.90%	1.00%	0.30%	2.20%	(0.08)%	2.12%
Class M	0.90%	0.75%	0.30%	1.95%	(0.08)%	1.87%
Class R	0.90%	0.50%	0.30%	1.70%	(0.08)%	1.62%
Class Y	0.90%	N/A	0.30%	1.20%	(0.08)%	1.12%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$706	$1,000	$1,314	$2,204
Class B	$715	$980	$1,372	$2,338
Class B (no redemption)	$215	$680	$1,172	$2,338
Class C	$315	$680	$1,172	$2,528
Class C (no redemption)	$215	$680	$1,172	$2,528
Class M	$533	$933	$1,358	$2,539
Class R	$165	$528	$915	$2,002
Class Y	$114	$373	$652	$1,447

Prospectus	21

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 174%.

Investments, risks, and performance

Investments

The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

22	Prospectus

Putnam Absolute Return 700 Fund has a higher risk and return profile than Putnam Absolute Return 500 Fund as a result of increased exposure to the asset classes and strategies mentioned above.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions,

Prospectus	23

the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a stock fund, or a fund that can manage allocations and risk across global asset classes.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

24	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/11)

		Since inception
Share class	1 year	(12/23/08)

Class A before taxes	–5.30%	3.89%
Class A after taxes on distributions	–6.48%	2.88%
Class A after taxes on distributions and sale of fund shares	–3.35%	2.77%
Class B before taxes	–5.09%	4.23%
Class C before taxes	–1.20%	5.17%
Class M before taxes	–3.53%	4.09%
Class R before taxes	0.18%	5.57%
Class Y before taxes	0.76%	6.17%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for
fees, expenses or taxes)	0.14%	0.22%
BofA Merrill Lynch U.S. Treasury Bill Index plus 700 basis
points (no deduction for fees, expenses or taxes)	7.14%	7.22%
S&P 500 Index (no deduction for fees, expenses or taxes)	2.11%	15.77%
Barclays Capital U.S. Aggregate Bond Index (no deduction
for fees, expenses or taxes)	7.84%	6.81%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2008

James Fetch, Portfolio Manager, portfolio manager of the fund since 2008

Robert Kea, Portfolio Manager, portfolio manager of the fund since 2008

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2012

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2008

Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2008

Prospectus	25

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 26.

Important additional information about all funds

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

26	Prospectus

What are each fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk.

The use of the term “absolute return” in each fund’s name is meant to distinguish each fund’s goal and investment strategies from those of most other mutual funds available in the marketplace. Most mutual funds are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their goals, their investment returns may be positive or negative and will tend to reflect the general direction of the markets. In addition, these other funds can expose investors to significant market volatility and sustained periods of negative performance. Volatility refers to the tendency of investments and markets to fluctuate in price over time. The greater an investment’s or market’s volatility, the more sharply its price may fluctuate. A fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

In contrast, an “absolute return” strategy seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. As a result, if this strategy is successful, investors should expect the funds to outperform the general securities markets during periods of flat or negative market performance, to underperform during periods of strong positive market performance, and typically to produce less volatile returns over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods.

The funds seek to earn their targeted returns over a reasonable period of time — generally at least three years or more — since investment returns will likely fluctuate over shorter periods of time as market conditions vary, even under an “absolute return” strategy.

The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds seek to earn a positive total return that exceeds, by a particular amount, the rate of inflation, as reflected by the return of the BofA Merrill Lynch U.S. Treasury Bill Index. The index tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S.

Prospectus	27

Government having a maturity of one year or less, and is intended as an approximate measure of the rate of inflation.

While the funds seek returns in excess of the BofA Merrill Lynch U.S. Treasury Bill Index, you should be aware that an investment in the funds is not the same as an investment in the BofA Merrill Lynch U.S. Treasury Bill Index. An investment in U.S. Treasury bills, which are supported by the full faith and credit of the U.S. Government, is generally considered a risk free investment. Investing in the funds, however, does involve certain risks, including the risk of loss. Because risk and reward are related, you should expect the risk associated with an investment in a fund, and the volatility of that fund’s returns, to increase as the fund seeks higher returns.

The following sections describe the funds’ main investment strategies. As a general matter, each fund has significant flexibility in its choice of strategies. This flexibility enhances the funds’ ability to seek their targeted returns. This flexibility is also generally expected to result in diversification of a fund’s portfolio across multiple asset classes, although the funds may focus on particular asset classes from time to time. Diversification generally limits market exposure to any asset class and helps to reduce the volatility of returns.

Global bond strategies — Absolute Return 100 and 300 Funds

Independent global fixed income investment strategies

We seek to efficiently mix a number of independent global fixed-income investment strategies. These strategies may be based on security selection, allocation among sub-sectors within sectors of the fixed-income market (such as the investment grade and high yield sub-sectors within the credit sector), macroeconomic developments (such as those relating to currencies and country-specific developments), and other techniques. By using a number of different strategies, the funds may take advantage of today’s global fixed-income markets, which are complex, rapidly evolving, and characterized by newly defined instruments, sub-sectors, and derivatives that, we believe, offer substantial opportunities. We may invest without limit in all available global fixed-income instruments, including lower-rated debt, to diversify portfolio exposure regardless of market conditions.

Derivatives and investment exposures

When the funds use derivatives to increase their exposure to investments, the derivatives may create investment leverage. In general, to the extent that leverage is used in these funds, Absolute Return 300 Fund is expected to make greater use of leverage than Absolute Return 100 Fund.

28	Prospectus

Absolute Return 300 Fund has a higher expected return, and higher expected risk and volatility, than Absolute Return 100 Fund as a result of increased exposure, including through the use of derivatives, to fixed-income sectors and investment strategies. Another distinction between the funds from time to time may be a higher cash position in Absolute Return 100 Fund.

Beta and alpha strategies — Absolute Return 500 and 700 Funds

The beta strategy of allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the alpha strategy is generally designed not to depend upon market direction for success. The beta and alpha strategies are intended to be uncorrelated and to operate largely independently, thus improving a fund’s chances of earning a positive total return regardless of market conditions. Both the beta and alpha strategies are dynamic, permitting us to take advantage of opportunities that arise from different economic conditions.

• Derivatives and investment exposures; investment leverage. When the funds use derivatives to increase their exposure to investments in order to enhance the funds’ total returns, the derivatives may create investment leverage. Investment leverage means that, for every $100 invested in a fund, the fund may obtain an exposure to more than $100 of underlying investments after long and short positions are netted against each other. The amounts of investment leverage will vary over time. Under normal market conditions, we expect that investment leverage obtained as part of a fund’s beta strategy may result in a net notional investment exposure of up to 150% of net assets in the case of Absolute Return 500 Fund and up to 200% of net assets in the case of Absolute Return 700 Fund. We may make an investment directly, or we may obtain exposure to the investment synthetically, through the use of one or more derivatives. We treat a synthetic investment as having the same net notional investment exposure as the equivalent direct investment. The funds’ alpha strategy may involve the use of derivatives that introduce additional investment leverage. Absolute Return 700 Fund has a higher expected return, and higher expected risk and volatility, than Absolute Return 500 Fund as a result of increased exposure, including through the use of derivatives, to asset classes and investment strategies. If our judgments about the performance of asset classes or investments prove incorrect while a fund’s exposure to underperforming asset classes or investments is increased through the use of investment leverage, a relatively small market movement may result in significant losses to the fund.

Beta strategy

• Asset classes. Through the beta strategy, we invest without limit in many asset classes directly or through derivatives. These asset classes include equity and fixed-income (including high yield and mortgage- and asset-backed securities)

Prospectus	29

securities of U.S. and foreign corporate and governmental issuers and currencies. We also allocate the funds’ assets to less traditional asset classes such as commodities, inflation-protected securities and real estate investment trusts. Allocations to these less traditional asset classes are intended to, in part, protect a fund’s portfolio from downturns in the equity and fixed-income markets and against inflation. However, we cannot assure you that any asset classes will perform as expected. If our assessment of the risk and return potential of asset classes is incorrect, a fund could significantly under-perform the markets in general, particular markets, or other funds that make similar investments.

• Asset allocation. Although we may adjust asset allocations at any time and without constraint, we expect generally to allocate the majority of the funds’ assets to investments in traditional asset classes. Our asset allocation is intended to reduce risk and volatility in the portfolios and to provide protection against a decline in the funds’ assets. However, we cannot assure you that our asset allocation judgments will achieve these objectives.

Within each asset class, we make specific investments on the basis of quantitative analysis, in addition to fundamental research and analysis. Even if our asset allocation decisions are successful, if the particular investments that we make within each asset class do not perform as we expect, the funds may fail to meet their objectives or may lose money.

Alpha strategy

The funds’ alpha strategy involves potentially using diverse active trading strategies, including “overlay” strategies, active security selection, tactical asset allocation, currency transactions and options transactions, to seek enhanced returns. There is no restriction on the type or number of strategies that we may employ in the alpha strategy.

Because the alpha strategy is designed to generate a return regardless of market direction, we can use it to generate a positive investment return even in broadly declining markets. Though the funds’ alpha strategy is intended to earn a positive total return even when the general market declines, the funds’ beta strategy is unlikely to earn a positive return in those circumstances. However, while we intend the strategies within the alpha strategy to be relatively uncorrelated with one another and with the performance of most asset classes to which the funds are exposed through the beta strategy, it is possible that the performance of various asset classes and strategies within the alpha strategy may be correlated under certain market conditions, which may negatively affect a fund’s performance. The alpha strategy may involve investment leverage. The alpha strategy may fail to make money in broadly declining markets, and may lose money even in broadly advancing markets.

30	Prospectus

Description of risks — All funds

The Absolute Return 100 and 300 Funds may invest in a wide variety of fixed income investments. They may also, on occasion, acquire equity securities. Through both the alpha and beta strategies, the Absolute Return 500 and 700 Funds may make a wide variety of investments. A description of the risks associated with the funds’ investments follows.

Fixed-income investments — All funds

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. A fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, each fund will be subject to deflation risk with respect to its investments in these securities. In addition, if a fund purchases inflation-adjusted debt instruments in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

Prospectus	31

We may invest without limit in higher-yield, higher-risk debt investments that are below investment-grade (sometimes referred to as “junk bonds”), including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. However, we may invest no more than 15% of each fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment-grade and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving a fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase a fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of

32	Prospectus

refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of the funds. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Equity investments — Absolute Return 500 and 700 Funds

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s

Prospectus	33

earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States. The funds may invest in small and midsize companies without limit.

Foreign investments — All funds

Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

34	Prospectus

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the funds’ foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

– Sovereign issuers: The willingness and ability of issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging markets countries may have less developed markets and legal and regulatory systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets countries may be more volatile and less liquid than U.S. investments. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

Derivatives — All funds

We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. As described above, investments in derivatives are an important component of the funds’ investment strategies. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which may move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. The risk of loss from certain short derivatives positions is theoretically unlimited. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease a fund’s exposure to long- or short-term interest

Prospectus	35

rates (in the United States or abroad) or to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. A fund’s investment in derivatives may be limited by its intention to qualify as a regulated investment company.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide a fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the funds. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Derivatives may create investment leverage, which involves risks. If our judgments about the performance of various asset classes or investments prove incorrect, and a fund’s exposure to underperforming asset classes or investments is increased through the use of leverage, a relatively small market movement may result in significant losses to the fund. In addition, the Absolute Return 100 and 300 Funds may be unable to obtain their desired exposures to particular fixed-income strategies and sectors, and the Absolute Return 500 and 700 Funds’ decision to pursue alpha and beta strategies separately may not be successful if we are unable to invest in appropriate derivatives or other instruments or if the derivatives and instruments do not perform as expected.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investment, Investment Practices and Risks in the SAI.

36	Prospectus

Other investments — Absolute Return 500 and 700 Funds

• Real estate investment trusts (REITs). A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. We will invest in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

• Commodity-linked notes. Commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities, including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measures, have substantial risk of loss with respect to both principal and interest and are subject to the credit risks associated with the issuer. A fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company.

Additional risks — All funds

• Other investments. In addition to the main investment strategies described above, the funds may make other types of investments, such as investments in preferred stocks, convertible securities, bank loans and, for the Absolute Return 100 and 300 Funds, common stocks. Each fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investment, Investment Practices and Risks in the SAI.

• Alternative strategies. At times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of each fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

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• Changes in policies. The Trustees may change a fund’s goal, investment strategies and other policies set forth in the prospectus without shareholder approval, except as otherwise provided.

• Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time a fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until a fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the funds?

The funds’ Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the funds’ business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services,

38	Prospectus

as well as the overall level of each fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The funds’ investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business. The basis for the Trustees’ approval of each fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in each fund’s annual report to shareholders dated October 31, 2011.

Each fund pays a monthly base management fee to Putnam Management. The fee is calculated by applying a rate to each fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds). Each fund’s monthly base fee is increased or reduced by a performance adjustment. The amount of the performance adjustment is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index (GOBA) plus 100, 300, 500 and 700 basis points, respectively, for the Absolute Return 100, 300, 500 and 700 Funds, each measured over the performance period. The performance period is the thirty-six month period then ended or, if shorter, the period from the date the management contract became effective (December 23, 2008) to the end of the month for which the fee adjustment is being computed. The performance adjustment rate is multiplied by the fund’s average net assets over the performance period, divided by twelve, and added to, or subtracted from, the base fee for that month. The maximum annualized performance adjustment rates for Absolute Return 100, Absolute Return 300, Absolute Return 500 and Absolute Return 700 Funds are 0.04%, 0.12%, 0.20% and 0.28%, respectively.

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The funds paid Putnam Management management fees (after any applicable waivers or performance adjustments) for each fund’s last fiscal year at the following rates (reflected as a percentage of average net assets).

Management fees

Absolute Return 100 Fund	0.20%
Absolute Return 300 Fund	0.43%
Absolute Return 500 Fund	0.62%
Absolute Return 700 Fund	0.82%

Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the funds) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the funds), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the funds or provide other investment services, consistent with local regulations.

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• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

Absolute Return 100 and 300 Funds

Portfolio managers	Joined fund	Employer	Positions over past five years
D. William Kohli	2008	Putnam Management	Co-Head of Fixed Income
		1994 – Present	Team Leader, Portfolio
			Construction and Global
			Strategies and Director of
			Global Core Fixed Income Team

Kevin Murphy	2008	Putnam Management	Portfolio Manager
		1999 – Present	Team Leader, High Grade
			Credit and Emerging
			Markets Debt

Michael Salm	2008	Putnam Management	Co-Head of Fixed Income
		1997 – Present	Team Leader, Liquid Markets
			and Mortgage Specialist
Paul Scanlon	2008	Putnam Management	Co-Head of Fixed Income
		1999 – Present	Team Leader, US High Yield

Raman Srivastava	2008	Putnam Management	Portfolio Manager
		1999 – Present	Previously, Team Leader of
			Portfolio Construction

Absolute Return 500 and 700 Funds

Portfolio managers	Joined fund	Employer	Positions over past five years
Jeffrey Knight	2008	Putnam Management	Head of Global Asset
		1993 – Present	Allocation
			Previously, Deputy Head of
			Investments and Chief
			Investment Officer of Global
			Asset Allocation

James Fetch	2008	Putnam Management	Portfolio Manager
		1994 – Present	Previously, Investment
			Strategist and Analyst

Robert Kea	2008	Putnam Management	Portfolio Manager
		1989 – Present

Joshua Kutin	2012	Putnam Management	Portfolio Manager
		1998 – Present	Previously, Analyst

Robert Schoen	2008	Putnam Management	Portfolio Manager
		1997 – Present	Previously, Quantitative Analyst

Jason Vaillancourt	2008	Putnam Management	Portfolio Manager
		1999 – Present	Previously, Investment
			Strategist and Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

Prospectus	41

How does a fund price its shares?

The price of a fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

Each fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the funds’ Trustees or dealers selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the funds have adopted fair value pricing procedures, which, among other things, require it to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of a fund’s foreign fixed-income investments occur between the close of foreign

42	Prospectus

markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using a fund’s fair value pricing procedures may differ from recent market prices for the investment.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in a retirement plan that offers a fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

Prospectus	43

Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

• Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.

• Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

• Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

• By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and investment stub to Putnam Investor Services.

• By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The funds will normally accept wired funds for investment on the day received if they are received by the funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Qualified employee-benefit plans may also choose class R shares, and certain investors described below may also choose class Y shares.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must

44	Prospectus

choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

• How long you expect to hold your investment. Absolute Return 100 and 300 Funds. Class B shares purchased prior to April 5, 2010 charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first four years. Class B shares purchased on or after April 5, 2010 charge a CDSC on redemptions that is phased out over the first two years. Class C shares charge a CDSC on redemptions in the first year.

Absolute Return 500 and 700 Funds. Class B shares charge a CDSC on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

• How much you intend to invest. While investments of less than $500,000 can be made in any share class, Absolute Return 100 and 300 Funds do not charge an initial sales charge for purchases of class A or class M shares of $500,000 or more, and Absolute Return 500 and 700 Funds’ class A and class M shares offer sales charge discounts starting at $50,000.

• Total expenses associated with each share class. As shown in the sections entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

• Initial sales charge of up to 1.00% for Absolute Return 100 and 300 Funds and up to 5.75% for Absolute Return 500 and 700 Funds

• No initial sales charges for investments of $500,000 or more for Absolute Return 100 and 300 Funds and lower initial sales charges available for investments of $50,000 or more for Absolute Return 500 and 700 Funds

• No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees

Prospectus	45

Class B shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of up to 3.00% if shares are sold within four years of purchase for Absolute Return 100 and 300 Fund shares purchased prior to April 5, 2010; up to 1.00% if shares are sold within two years of purchase for Absolute Return 100 and 300 Fund shares purchased on or after April 5, 2010; and up to 5.00% if shares are sold within six years of purchase for Absolute Return 500 and 700 Funds

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

• Convert automatically to class A shares after eight years, thereby reducing the future 12b-1 fees

• Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of 1.00% if shares are sold within one year of purchase

• Higher annual expenses, and lower dividends, than class A, B or M shares for Absolute Return 100 and 300 Funds and class A or M shares for Absolute Return 500 and 700 Funds because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class C shares of one or more Putnam funds, other than class C shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

• Initial sales charge of up to 0.75% for Absolute Return 100 and 300 Funds and up to 3.50% for Absolute Return 500 and 700 Funds

• No initial sales charge for investments of $500,000 or more for Absolute Return 100 and 300 Funds and lower initial sales charges available for investments of $50,000 or more for Absolute Return 500 and 700 Funds

46	Prospectus

• No deferred sales charge (except that a deferred sales charge of 0.30% for Absolute Return 100 and 300 Funds and 0.65% for Absolute Return 500 and 700 Funds may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class R shares (available to qualified plans only)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class C shares for Absolute Return 100 and 300 Funds and class B,C or M shares for Absolute Return 500 and 700 Funds because of lower 12b-1 fees

• Higher annual expenses, and lower dividends, than class A, B or M shares for Absolute Return 100 and 300 Funds and class A shares for Absolute Return 500 and 700 Funds because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time.

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

• qualified retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

• bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

• corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

• college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

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• other Putnam funds and Putnam investment products;

• investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Putnam;

• clients of a financial representative who are charged a fee for consulting or similar services;

• corporations, endowments, and foundations that have entered into an arrangement with Putnam; and

• fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds through a fund “supermarket” or other mutual fund trading platform sponsored by a broker-dealer or trust company of which the RIA is not an affiliated or associated person and which has entered into an agreement with Putnam.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

Initial sales charges for class A and M shares

Absolute Return 100 and 300 Funds

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:

Amount of purchase at offering	Net amount	Offering	Net amount	Offering
price ($)	invested	price**	invested	price**

Under 500,000	1.01%	1.00%	0.76%	0.75%
500,000 and above	NONE	NONE	NONE	NONE

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Absolute Return 500 and 700 Funds

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:

Amount of purchase at offering	Net amount	Offering	Net amount	Offering
price ($)	invested	price**	invested	price**

Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 and above	NONE	NONE	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing your class A or class M sales charge

Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

• Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

• Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention

Prospectus	49

is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

• Individual accounts

• Joint accounts

• Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

• Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

• Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

• Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

50	Prospectus

How do I sell or exchange fund shares?

You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. Class B shares of most other Putnam funds have a higher deferred sales charge than Absolute Return 100 and 300 Funds. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

• Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

• Selling or exchanging shares directly with the funds. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

• By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.

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• By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

• Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.

• Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

• Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

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Deferred sales charges for class B, class C and certain class A and class M shares

Absolute Return 100 and 300 Funds
(for shares purchased on or after April 5, 2010)

If you sell (redeem) class B shares within two years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3+

Charge	1%	0.50%	0%

Absolute Return 100 and 300 Funds
(for shares purchased prior to April 5, 2010)

If you sell (redeem) class B shares within four years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5+

Charge	3%	3%	2%	1%	0%

Absolute Return 500 and 700 Funds

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+

Charge	5%	4%	3%	3%	2%	1%	0%

All funds

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Unless otherwise agreed with Putnam Retail Management, class A shares that are part of a purchase of $500,000 or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.30% in the case of Absolute Return 100 and 300 Funds and 0.65% in the case of Absolute Return 500 and 700 Funds may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

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• Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

• Redemption by a fund. If you own fewer shares of a fund than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

• Risks of excessive short-term trading. Excessive short-term trading activity may reduce each fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing each fund’s expenses and diluting each fund’s NAV. Depending on the size and frequency of short-term trades in each fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase each fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the fund.

Because each fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of each fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which each fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because each fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition,

54	Prospectus

the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, a fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

• Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and each fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

• Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on each fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that Putnam Management or each fund considers to be excessive or inappropriate, Putnam Management will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. Each fund also reserves the right to terminate the exchange privilege without a warning. In addition, Putnam Management will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

• Account restrictions. In addition to enforcing these exchange parameters, Putnam Management and each fund reserve the right to reject or restrict purchases or exchanges for any reason. Putnam Management or a fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or

Prospectus	55

financial intermediary’s trading history in each fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in each fund or other Putnam funds. Each of the funds may take these steps in its discretion even if the investor’s activity may not have been detected by the fund’s current monitoring parameters.

• Limitations on each fund’s policies. There is no guarantee that each fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce a fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with each fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. Each fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, each fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

56	Prospectus

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

• Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class B, class M and class R shares of Absolute Return 100 and 300 Funds to 0.25%, 0.45%, 0.30% and 0.50% of average net assets, respectively. The Trustees currently limit payments on class A, class M and class R shares of Absolute Return 500 and 700 Funds to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C, class M and class R shares, unlike class B shares, do not convert to class A shares, class C, class M and class R shares may cost you more over time than class B shares. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

• Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under the heading Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the funds or other Putnam

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funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under the heading Fund summaries — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in a fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2011 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives

58	Prospectus

from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

• Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The funds’ transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in a fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading Management — Investor Servicing Agent for more details.

Fund distributions and taxes

Each fund normally distributes any net investment income and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of each respective fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that the funds properly report to you as gains from investments that the funds owned for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that the funds owned for one year or less and gains on the sale or paydown of bonds characterized as market discount are generally taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions that the funds properly report to you as “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the fund meet certain

Prospectus	59

holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.

Distributions by a fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the funds before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

A fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

A fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, a fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, a fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of a fund’s distributions.

A fund’s investments in derivative financial instruments, including investments by which a fund seeks exposure to assets other than securities, are subject to numerous special and complex tax rules. Moreover, each fund’s intention to qualify as a “regulated investment company” and receive favorable treatment under the federal income tax rules may limit its ability to invest in such instruments. The applicable tax rules could affect whether gains and losses recognized by a fund are treated as ordinary or capital, accelerate the recognition of income or gains to the fund and defer or possibly prevent the recognition or use of certain losses by the fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future

60	Prospectus

Internal Revenue Service guidance with respect to these rules may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from each fund’s financial statements, which have been audited by KMPG LLP for Absolute Return 100 and 300 Funds and by PricewaterhouseCoopers LLP for Absolute Return 500 and 700 Funds. Their reports and each fund’s financial statements are included in each fund’s annual report to shareholders, which is available upon request.

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Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 100 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c]	net assets (%)	turnover (%)

Class A
October 31, 2011	$10.44	.23	(.30)	(.07)	(.13)	(.09)	(.22)	—	$10.15	(.79)	$249,746	.67 [d]	2.27 [d]	186 [f]
October 31, 2010	10.32	.20	(.05)	.15	(.03)	— [e]	(.03)	— [e]	10.44	1.50	169,380	1.01	1.92	199 [f]
October 31, 2009 †	10.00	.16	.16	.32	— [e]	—	— [e]	— [e]	10.32	3.22 *	57,719	1.03 *d	1.51 *d	44 *

Class B
October 31, 2011	$10.39	.22	(.32)	(.10)	(.09)	(.09)	(.18)	—	$10.11	(1.03)	$3,070	.87 [d]	2.10 [d]	186 [f]
October 31, 2010	10.27	.16	(.04)	.12	—	— [e]	— [e]	— [e]	10.39	1.18	3,070	1.35	1.58	199 [f]
October 31, 2009 †	10.00	.11	.16	.27	— [e]	—	— [e]	— [e]	10.27	2.71 *	1,931	1.54 *d	1.03 *d	44 *

Class C
October 31, 2011	$10.33	.16	(.31)	(.15)	(.06)	(.09)	(.15)	—	$10.03	(1.56)	$62,600	1.42 [d]	1.58 [d]	186 [f]
October 31, 2010	10.26	.12	(.04)	.08	(.01)	— [e]	(.01)	— [e]	10.33	.78	68,078	1.76	1.17	199 [f]
October 31, 2009 †	10.00	.11	.15	.26	— [e]	—	— [e]	— [e]	10.26	2.61 *	20,426	1.67 *d	1.04 *d	44 *

Class M
October 31, 2011	$10.42	.23	(.31)	(.08)	(.12)	(.09)	(.21)	—	$10.13	(.81)	$3,576	.72 [d]	2.22 [d]	186 [f]
October 31, 2010	10.31	.19	(.05)	.14	(.03)	— [e]	(.03)	— [e]	10.42	1.38	2,691	1.08	1.87	199 [f]
October 31, 2009 †	10.00	.15	.16	.31	— [e]	—	— [e]	— [e]	10.31	3.12 *	850	1.16 *d	1.47 *d	44 *

Class R
October 31, 2011	$10.39	.21	(.31)	(.10)	(.11)	(.09)	(.20)	—	$10.09	(1.00)	$317	.92 [d]	2.06 [d]	186 [f]
October 31, 2010	10.30	.18	(.06)	.12	(.03)	— [e]	(.03)	— [e]	10.39	1.20	302	1.26	1.71	199 [f]
October 31, 2009 †	10.00	.11	.19	.30	— [e]	—	— [e]	— [e]	10.30	3.02 *	14	1.24 *d	1.10 *d	44 *

Class Y
October 31, 2011	$10.48	.26	(.31)	(.05)	(.14)	(.09)	(.23)	—	$10.20	(.51)	$80,840	.42 [d]	2.55 [d]	186 [f]
October 31, 2010	10.34	.23	(.05)	.18	(.04)	— [e]	(.04)	— [e]	10.48	1.78	72,970.76		2.17	199 [f]
October 31, 2009 †	10.00	.20	.14	.34	— [e]	—	— [e]	— [e]	10.34	3.42 *	53,840	.81 *d	1.87 *d	44 *

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

October 31, 2011	0.29%

October 31, 2009	0.44

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes dollar roll transactions.

62	Prospectus	Prospectus	63

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 300 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c]	net assets (%)	turnover (%)

Class A
October 31, 2011	$10.92	.38	(.56)	(.18)	(.32)	(.04)	(.36)	—	$10.38	(1.72)	$830,296	.87 [d]	3.55 [d]	188 [e]
October 31, 2010	10.65	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.92	3.53	498,715	1.09	4.18	219 [e]
October 31, 2009 †	10.00	.32	.33	.65	— [f]	—	— [f]	— [f]	10.65	6.52 *	107,098	1.11 *d	3.02 *d	39 *

Class B
October 31, 2011	$10.86	.37	(.58)	(.21)	(.29)	(.04)	(.33)	—	$10.32	(2.03)	$16,066	1.07 [d]	3.48 [d]	188 [e]
October 31, 2010	10.60	.41	(.08)	.33	(.07)	—	(.07)	— [f]	10.86	3.17	14,957	1.41	3.81	219 [e]
October 31, 2009 †	10.00	.26	.34	.60	— [f]	—	— [f]	— [f]	10.60	6.01 *	6,056	1.63 *d	2.49 *d	39 *

Class C
October 31, 2011	$10.80	.30	(.57)	(.27)	(.25)	(.04)	(.29)	—	$10.24	(2.53)	$291,442	1.62 [d]	2.86 [d]	188 [e]
October 31, 2010	10.59	.37	(.08)	.29	(.08)	—	(.08)	— [f]	10.80	2.76	220,223	1.84	3.40	219 [e]
October 31, 2009 †	10.00	.28	.31	.59	— [f]	—	— [f]	— [f]	10.59	5.91 *	58,151	1.76 *d	2.66 *d	39 *

Class M
October 31, 2011	$10.90	.38	(.57)	(.19)	(.32)	(.04)	(.36)	—	$10.35	(1.85)	$17,639	.92 [d]	3.56 [d]	188 [e]
October 31, 2010	10.63	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.90	3.51	13,405	1.16	4.12	219 [e]
October 31, 2009 †	10.00	.29	.34	.63	— [f]	—	— [f]	— [f]	10.63	6.32 *	1,926	1.24 *d	2.74 *d	39 *

Class R
October 31, 2011	$10.89	.36	(.57)	(.21)	(.30)	(.04)	(.34)	—	$10.34	(1.98)	$801	1.12 [d]	3.35 [d]	188 [e]
October 31, 2010	10.62	.43	(.08)	.35	(.08)	—	(.08)	— [f]	10.89	3.28	553	1.34	3.95	219 [e]
October 31, 2009 †	10.00	.30	.32	.62	— [f]	—	— [f]	— [f]	10.62	6.22 *	88	1.33 *d	2.87 *d	39 *

Class Y
October 31, 2011	$10.96	.41	(.56)	(.15)	(.34)	(.04)	(.38)	—	$10.43	(1.47)	$367,131	.62 [d]	3.82 [d]	188 [e]
October 31, 2010	10.67	.48	(.08)	.40	(.11)	—	(.11)	— [f]	10.96	3.81	248,102.84		4.41	219 [e]
October 31, 2009 †	10.00	.39	.28	.67	— [f]	—	— [f]	— [f]	10.67	6.72 *	75,335	.90 *d	3.67 *d	39 *

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

October 31, 2011	0.18%

October 31, 2009	0.15

e Portfolio turnover excludes dollar roll transactions.

f Amount represents less than $0.01 per share.

64	Prospectus	Prospectus	65

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 500 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
October 31, 2011	$10.93	.29	(.05)	.24	(.23)	(.05)	(.28)	—	$10.89	2.21	$411,424	1.16	2.68	144 [f]
October 31, 2010	10.78	.30	.04	.34	(.11)	(.08)	(.19)	— [e]	10.93	3.19	325,723	1.47	2.73	240 [f]
October 31, 2009 †	10.00	.21	.57	.78	—	—	—	— [e]	10.78	7.80 *	115,989	1.28 *	1.96 *	63 *

Class B
October 31, 2011	$10.81	.21	(.05)	.16	(.17)	(.05)	(.22)	—	$10.75	1.44	$33,914	1.91	1.94	144 [f]
October 31, 2010	10.71	.21	.05	.26	(.08)	(.08)	(.16)	— [e]	10.81	2.37	27,263	2.22	1.97	240 [f]
October 31, 2009 †	10.00	.16	.55	.71	—	—	—	— [e]	10.71	7.10 *	12,283	1.92 *	1.48 *	63 *

Class C
October 31, 2011	$10.80	.21	(.05)	.16	(.17)	(.05)	(.22)	—	$10.74	1.45	$184,129	1.91	1.91	144 [f]
October 31, 2010	10.72	.21	.04	.25	(.09)	(.08)	(.17)	— [e]	10.80	2.30	136,725	2.22	1.98	240 [f]
October 31, 2009 †	10.00	.17	.55	.72	—	—	—	— [e]	10.72	7.20 *	42,453	1.92 *	1.59 *	63 *

Class M
October 31, 2011	$10.84	.24	(.05)	.19	(.18)	(.05)	(.23)	—	$10.80	1.75	$7,650	1.66	2.18	144 [f]
October 31, 2010	10.73	.24	.05	.29	(.10)	(.08)	(.18)	— [e]	10.84	2.69	6,270	1.97	2.22	240 [f]
October 31, 2009 †	10.00	.20	.53	.73	—	—	—	— [e]	10.73	7.30 *	2,164	1.71 *	1.83 *	63 *

Class R
October 31, 2011	$10.88	.26	(.05)	.21	(.21)	(.05)	(.26)	—	$10.83	1.95	$1,432	1.41	2.41	144 [f]
October 31, 2010	10.76	.27	.04	.31	(.11)	(.08)	(.19)	— [e]	10.88	2.91	979	1.72	2.47	240 [f]
October 31, 2009 †	10.00	.22	.54	.76	—	—	—	— [e]	10.76	7.60 *	239	1.49 *	2.01 *	63 *

Class Y
October 31, 2011	$10.97	.32	(.05)	.27	(.25)	(.05)	(.30)	—	$10.94	2.49	$189,594.91		2.93	144 [f]
October 31, 2010	10.81	.32	.05	.37	(.13)	(.08)	(.21)	— [e]	10.97	3.40	152,292	1.22	2.97	240 [f]
October 31, 2009 †	10.00	.27	.54	.81	—	—	—	— [e]	10.81	8.10 *	67,250	1.06 *	2.45 *	63 *

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

October 31, 2011	0.12%

October 31, 2010	0.02

October 31, 2009	0.33

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes dollar roll transactions.

66	Prospectus	Prospectus	67

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 700 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%) [e]

Class A
October 31, 2011	$11.45	.33	(.04)	.29	(.34)	(.05)	(.39)	—	$11.35	2.55	$364,714	1.37	2.86	174
October 31, 2010	11.16	.43	.06	.49	(.15)	(.05)	(.20)	— [f]	11.45	4.44	279,592	1.63	3.81	244
October 31, 2009 †	10.00	.33	.83	1.16	—	—	—	— [f]	11.16	11.60 *	86,344	1.41 *	3.06 *	48 *

Class B
October 31, 2011	$11.31	.24	(.03)	.21	(.28)	(.05)	(.33)	—	$11.19	1.84	$22,984	2.12	2.14	174
October 31, 2010	11.08	.34	.05	.39	(.11)	(.05)	(.16)	— [f]	11.31	3.54	18,375	2.38	3.05	244
October 31, 2009 †	10.00	.29	.79	1.08	—	—	—	— [f]	11.08	10.80 *	6,613	2.05 *	2.71 *	48 *

Class C
October 31, 2011	$11.31	.24	(.04)	.20	(.27)	(.05)	(.32)	—	$11.19	1.79	$132,156	2.12	2.12	174
October 31, 2010	11.09	.34	.06	.40	(.13)	(.05)	(.18)	— [f]	11.31	3.59	98,655	2.38	3.05	244
October 31, 2009 †	10.00	.32	.77	1.09	—	—	—	— [f]	11.09	10.90 *	29,797	2.05 *	2.89 *	48 *

Class M
October 31, 2011	$11.32	.27	(.03)	.24	(.28)	(.05)	(.33)	—	$11.23	2.12	$3,830	1.87	2.34	174
October 31, 2010	11.10	.37	.03	.40	(.13)	(.05)	(.18)	— [f]	11.32	3.64	3,134	2.13	3.30	244
October 31, 2009 †	10.00	.33	.77	1.10	—	—	—	— [f]	11.10	11.00 *	1,473	1.84 *	3.04 *	48 *

Class R
October 31, 2011	$11.37	.30	(.05)	.25	(.32)	(.05)	(.37)	—	$11.25	2.26	$643	1.62	2.60	174
October 31, 2010	11.12	.40	.04	.44	(.14)	(.05)	(.19)	— [f]	11.37	3.97	431	1.88	3.56	244
October 31, 2009 †	10.00	.32	.80	1.12	—	—	—	— [f]	11.12	11.20 *	109	1.62 *	2.99 *	48 *

Class Y
October 31, 2011	$11.47	.36	(.05)	.31	(.36)	(.05)	(.41)	—	$11.37	2.75	$195,030	1.12	3.13	174
October 31, 2010	11.17	.46	.05	.51	(.16)	(.05)	(.21)	— [f]	11.47	4.64	169,634	1.38	4.04	244
October 31, 2009 †	10.00	.40	.77	1.17	—	—	—	— [f]	11.17	11.70 *	60,759	1.19 *	3.56 *	48 *

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

October 31, 2011	0.08%

October 31, 2010	0.03

October 31, 2009	0.46

e Portfolio turnover excludes dollar roll transactions.

f Amount represents less than $0.01 per share.

68	Prospectus	Prospectus	69

Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

A short-term trading fee of 1.00% may apply to exchanges of certain fund shares within the time period specified in the applicable fund’s prospectus.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

70	Prospectus

Dividends plus

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

Statement of intention

You may reduce a front-end sales charge by agreeing to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $50,000 or $100,000. Whenever you make an investment under this arrangement, you or your financial representative should notify Putnam Investor Services that a Statement of Intention is in effect.

Many of these services can be accessed online at putnam.com.

For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll free at 1-800-225-1581.

Prospectus	71

For more information about Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund

The funds’ SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about each fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-07513	SP104 272637 2/12

Prospectus Supplement	July 2, 2012

Putnam Absolute Return Funds Prospectus dated February 29, 2012

The funds will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summaries:

Putnam Absolute Return 100 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.50%	N/A	0.20%******	0.70%	(0.28%)	0.42%

Class R6	0.50%	N/A	0.13%******	0.63%	(0.21%)	0.42%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$43	$196	$362	$844

Class R6	$43	$181	$330	$766

275468 7/12

Putnam Absolute Return 300 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.60%	N/A	0.18%******	0.78%	(0.16%)	0.62%

Class R6	0.60%	N/A	0.11%******	0.71%	(0.09%)	0.62%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$63	$233	$418	$951

Class R6	$63	$218	$386	$874

Putnam Absolute Return 500 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.74%	N/A	0.24%******	0.98%	(0.06%)	0.92%

Class R6	0.74%	N/A	0.14%******	0.88%	—	0.88%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$94	$306	$536	$1,196

Class R6	$90	$281	$488	$1,084

2

Putnam Absolute Return 700 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.90%	N/A	0.24%******	1.14%	(0.02%)	1.12%

Class R6	0.90%	N/A	0.14%******	1.04%	-	1.04%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$114	$360	$626	$1,384

Class R6	$106	$331	$574	$1,271

The second sentence in How do I buy fund shares? — Which class of shares is best for me? is amended to read: “Qualified employee-benefit plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares.”

The following information is added to How do I buy fund shares? — Here is a summary of the differences among the classes of shares:

Class R5 shares (available only to qualified plans with assets of at least of $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class Y shares because of lower investor servicing fees

• Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees

Class R6 shares (available only to qualified plans with assets of at least $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class Y or R5 shares because of lower investor servicing fees

The last sentence in the subsection Distribution and service (12b-1) plans in the Distribution plans and payments to dealers section is amended to read:

Class R5, R6 and Y shares, for shareholders who are eligible to purchase them, will be less expensive than the other classes of shares because they do not bear sales charges or 12b-1 fees.

3

Putnam Absolute Return Funds	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

Putnam Absolute Return 100 Fund	PARTX	PARPX	PARQX	PARZX	PRARX	PARYX

Putnam Absolute Return 300 Fund	PTRNX	PTRBX	PTRGX	PZARX	PTRKX	PYTRX

Putnam Absolute Return 500 Fund	PJMDX	PJMBX	PJMCX	PJMMX	PJMRX	PJMYX

Putnam Absolute Return 700 Fund	PDMAX	PDMBX	PDMCX	PDMMX	PDMRX	PDMYX

PUTNAM ABSOLUTE RETURN 100 FUND

PUTNAM ABSOLUTE RETURN 300 FUND

PUTNAM ABSOLUTE RETURN 500 FUND

PUTNAM ABSOLUTE RETURN 700 FUND

Each a Series of Putnam Funds Trust

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
2/28/12

This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the funds’ prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the funds’ annual reports or a prospectus dated February 28, 2012, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's Web site at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.

Part I of this SAI contains specific information about the funds. Part II includes information about these funds and the other Putnam funds.

SAI_628 2012/02
SAI_629 2012/02
SAI_630 2012/02
SAI_631 2012/02

I-1

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	I-41

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-11
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-19
TAXES	II-53
MANAGEMENT	II-66
DETERMINATION OF NET ASSET VALUE	II-85
INVESTOR SERVICES	II-86
SIGNATURE GUARANTEES	II-90
REDEMPTIONS	II-90
SHAREHOLDER LIABILITY	II-91
DISCLOSURE OF PORTFOLIO INFORMATION	II-91
PROXY VOTING GUIDELINES AND PROCEDURES	II-93
SECURITIES RATINGS	II-93
CLAIMS-PAYING ABILITY RATINGS	II-97
APPENDIX A- PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-101
APPENDIX B - FINANCIAL STATEMENTS	II-117

I-2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund are each a diversified series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 the “Trust”. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that a matter affects only the interests of a particular series or class, then only shareholders of such series or class are entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund.

Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. Each fund has also voluntarily undertaken to hold a shareholder meeting at least every five years. The most recent shareholder meeting was in 2009.

I-3

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, each fund may not and will not:

(1) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(3) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(4) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(6) Purchase or sell commodities, except as permitted by applicable law.

(7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

I-4

For purposes of the funds’ fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (Putnam Management), the funds’ investment manager, determines the appropriate industry categories and assigns issuers to them. Industry categories and issuer assignments may change over time in Putnam Management’s discretion and may differ from those shown in shareholder reports and other communications.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The funds will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of a fund (or the person designated by the Trustees of a fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

(2) The funds will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

CHARGES AND EXPENSES

Management fees

Under a management contract effective January 1, 2010, each fund pays a monthly base fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds) (“Total Open-End Mutual Fund Average Net Assets”), as determined at the close of each business day during the month, as set forth below.

In addition, beginning with January 2011, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended or, if shorter, the period from January 1, 2010 to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The performance adjustment rate is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the sum of the hurdle

I-5

described below and the annualized performance of the benchmark index described below. The maximum annualized performance adjustment rates are also set forth below.

The monthly base fee is determined based on each fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

The application of an expense limitation, if any, will have a positive effect on a fund’s performance and may result in an increase in the performance adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Putnam Management may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Putnam Management.

Putnam Absolute Return 100 Fund
0.630% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.480% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.430% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.410% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.400% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.395% of any excess thereafter.

Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill Index	1.00%	+/- 0.04%
(G0BA)	(100 basis points)

Putnam Absolute Return 300 Fund
0.730% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.680% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.630% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.510% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.500% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.495% of any excess thereafter.

I-6

Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill Index	3.00%	+/- 0.12%
(G0BA)	(300 basis points)

Putnam Absolute Return 500 Fund
0.880% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.830% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.780% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.730% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.680% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.660% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.650% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.645% of any excess thereafter.

Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill Index	5.00%	+/- 0.20%
(G0BA)	(500 basis points)

Putnam Absolute Return 700 Fund
1.030% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.980% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.930% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.880% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.830% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.810% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.800% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.795% of any excess thereafter.

Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill Index	7.00%	+/- 0.28%
(G0BA)	(700 basis points)

I-7

Under the funds’ prior management contract dated December 22, 2008, each fund paid a monthly base fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the month, at the annual rates set forth below. In addition, each fund was subject to (and remains subject to) the performance adjustments described above, which were unaffected by the February 1, 2010 management contract.

Putnam Absolute Return 100 Fund

0.55% of the first $500 million of average net assets;

0.45% of the next $500 million of average net assets;

0.40% of the next $500 million of average net assets;

0.35% of the next $5 billion of average net assets;

0.325% of the next $5 billion of average net assets;

0.305% of the next $5 billion of average net assets;

0.29% of the next $5 billion of average net assets; and

0.28% of any excess thereafter.

Putnam Absolute Return 300 Fund

0.65% of the first $500 million of average net assets;

0.55% of the next $500 million of average net assets;

0.50% of the next $500 million of average net assets;

0.45% of the next $5 billion of average net assets;

0.425% of the next $5 billion of average net assets;

0.405% of the next $5 billion of average net assets;

0.39% of the next $5 billion of average net assets; and

0.38% of any excess thereafter.

I-8

Putnam Absolute Return 500 Fund

0.80% of the first $500 million of average net assets;

0.70% of the next $500 million of average net assets;

0.65% of the next $500 million of average net assets;

0.60% of the next $5 billion of average net assets;

0.575% of the next $5 billion of average net assets;

0.555% of the next $5 billion of average net assets;

0.54% of the next $5 billion of average net assets; and

0.53% of any excess thereafter.

Putnam Absolute Return 700 Fund

0.95% of the first $500 million of average net assets;

0.85% of the next $500 million of average net assets;

0.80% of the next $500 million of average net assets;

0.75% of the next $5 billion of average net assets;

0.725% of the next $5 billion of average net assets;

0.705% of the next $5 billion of average net assets;

0.69% of the next $5 billion of average net assets; and

0.68% of any excess thereafter.

I-9

For the past three fiscal years, pursuant to the applicable management contract, each fund incurred the following fees:

				Amount
				management
				fee would
			Amount of	have been
		Management	management	without
Fund name	Fiscal year	fee paid	fee waived	waivers

Absolute Return 100 Fund	2011	$767,149	$1,112,119	$1,879,268

	2010	1,283,467	0	1,283,467

	2009	10,962	187,415	198,377

				Amount
				management
				fee would
			Amount of	have been
		Management	management	without
Fund name	Fiscal year	fee paid	fee waived	waivers

Absolute Return 300 Fund	2011	$5,997,418	$2,492,452	$8,489,870

	2010	3,974,613	0	3,974,613

	2009	360,581	132,906	493,487

				Amount
				management
				fee would
			Amount of	have been
		Management	management	without
Fund name	Fiscal year	fee paid	fee waived	waivers

Absolute Return 500 Fund	2011	$4,722,613	$945,028	$5,667,641

	2010	3,463,183	69,222	3,532,405

	2009	341,698	317,397	659,095

I-10

				Amount
				management
				fee would
			Amount of	have been
		Management	management	without
Fund name	Fiscal year	fee paid	fee waived	waivers

Absolute Return 700 Fund	2011	$5,437,954	$539,614	$5,977,568

	2010	3,643,198	101,907	3,745,105

	2009	236,446	320,570	557,016

The amount of management fee waived for the most recent fiscal year resulted from arrangements set forth in “Fund-specific expense limitation” below.

Fund-specific expense limitation. Effective through at least June 30, 2013, Putnam Management will waive fees (and, to the extent necessary, bear other expenses) of Absolute Return 100 Fund, Absolute Return 300 Fund, Absolute Return 500 Fund and Absolute Return 700 Fund to the extent that expenses of the fund (before any performance adjustment to the fund’s management fee and exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plans) would exceed 0.40%, 0.60%, 0.90% and 1.10%, respectively, of the fund’s average net assets. Please see “Management - The Management Contract – General expense Limitation” in Part II of the SAI for a description of another expense limitation that may apply to a fund.

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal years indicated:

	Fiscal	Brokerage
	year	commissions

Absolute Return 100
Fund	2011	$31,763

	2010	$23,305

	2009	$2,091

I-11

	Fiscal	Brokerage
	year	commissions

Absolute Return 300
Fund	2011	$188,635

	2010	$78,322

	2009	$6,581

	Fiscal	Brokerage
	year	commissions

Absolute Return 500
Fund	2011	$198,768

	2010	$221,112

	2009	$48,207

	Fiscal	Brokerage
	year	commissions

Absolute Return 700
Fund	2011	$213,360

	2010	$220,782

	2009	$37,703

The brokerage commissions for the fund’s 2011 fiscal year were higher than the brokerage commissions for the fund’s 2009 fiscal year due to an increase in the assets of the funds.

The following table shows transactions placed with broker and dealers during the most recent fiscal year to recognize research services received by Putnam Management and its affiliates:

	Dollar value	Percentage
	of these	of total	Amount of
Fund name	transactions	transactions	commissions

Absolute Return 500
Fund	$224,919,100	3.59%	$113,551

Absolute Return 700
Fund	$225,359,374	3.05%	$113,568

At the end of fiscal 2011, the funds held the following securities of their regular broker-dealers (or affiliates of such broker-dealers):

I-12

Putnam Absolute Return 100 Fund

Broker-dealers or affiliates	Value of securities held

Citigroup, Inc.	$662,739

Goldman Sachs Group, Inc. (The)	$196,915

Putnam Absolute Return 300 Fund

Broker-dealers or affiliates	Value of securities held

Citigroup, Inc.	$3,721,536

Goldman Sachs Group, Inc. (The)	$802,885

Putnam Absolute Return 500 Fund

Broker-dealers or affiliates	Value of securities held

Bank of America	$3,568,495

Citigroup, Inc.	$3,097,504

Deutsche Bank AG	$698,600

Goldman Sachs Group, Inc. (The)	$3,354,870

JPMorgan Chase & Co.	$4,697,697

Morgan Stanley	$2,485,153

Putnam Absolute Return 700 Fund

Broker-dealers or affiliates	Value of securities held

Bank of America Corp.	$2,075,401

Barclays Capital, Inc.	$379,059

Citigroup, Inc.	$1,799,909

Credit Suisse First Boston	$872,341

Deutsche Bank Securities, Inc.	$407,139

JPMorgan Securities, Inc.	$1,832,604

Administrative expense reimbursement

The funds reimbursed Putnam Management for administrative services during fiscal 2011, including compensation of certain fund officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit, as follows:

I-13

		Portion of total
		reimbursement
	Total	for compensation
	Reimbursement	and contributions

Absolute Return 100
Fund	$10,220	$8,077

Absolute Return 300
Fund	$39,662	$31,345

Absolute Return 500
Fund	$21,305	$16,837

Absolute Return 700
Fund	$18,586	$14,688

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Putnam Management also manages the funds’ other affairs and business.

The table below shows the value of each Trustee's holdings in the funds and in all of the Putnam Funds as of December 31, 2011.

I-14

Name of Trustee	Dollar range of	Dollar range of	Dollar range of	Dollar range of	Aggregate dollar range
	Putnam Absolute	Putnam Absolute	Putnam Absolute	Putnam Absolute	of shares held in all of
	Return 100 Fund	Return 300 Fund	Return 500 Fund	Return 700 Fund	the Putnam funds
	shares owned	shares owned	shares owned	shares owned	overseen by Trustee

Ravi Akhoury	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Barbara M. Baumann	$1-$10,000	$50,001-$10,0000	$1-$10,000	$1-$10,000	over $100,000

Jameson A. Baxter	$10,001-$50,000	over $100,000	over $100,000	$10,001-$50,000	over $100,000

Charles B. Curtis	$1-$10,000	over $100,000	over $100,000	$1-$10,000	over $100,000

Robert J. Darretta	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

John A. Hill	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

Paul L. Joskow	$1-$10,000	$50,001-$100,000	over $100,000	$50,001-$100,000	over $100,000

*Elizabeth T.	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000
Kennan

Kenneth R. Leibler	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Robert E. Patterson	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	over $100,000

George Putnam, III	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$1-$10,000	over $100,000

W. Thomas Stephens	over $100,000	over $100,000	$1-$10,000	$1-$10,000	over $100,000

**Robert L.	$1-$10,000	$1-$10,000	over $100,000	over $100,000	over $100,000
Reynolds

* Dr. Kennan was re-appointed to the Board of Trustees by the Independent Trustees effective January 1, 2012.

** Trustee who is an “interested person” (as defined in the Investment Company Act of 1940) of each fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the funds, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an “interested person.”

I-15

Each independent Trustee of the funds receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met, during your fund’s most recently completed fiscal year, are shown in the table below.

Audit and Compliance Committee	10

Board Policy and Nominating Committee	8

Brokerage Committee	4

Contract Committee	9

Distributions Committee	8

Executive Committee	3

Investment Oversight Committees
Investment Oversight Committee A	8
Investment Oversight Committee B	8

Pricing Committee	8

The following tables show the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 2011, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2011:

I-16

Putnam Absolute Return 100 Fund

		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Ravi Akhoury/2009	$1,666	N/A	N/A	$303,000

Barbara M. Baumann/2010(3)	$1,638	N/A	N/A	$297,000

Jameson A. Baxter/1994(3)(6)	$1,907	$686	$110,500	$365,500

Charles B. Curtis/2001	$1,609	$466	$113,900	$291,000

Robert J. Darretta/2007(3)	$1,666	N/A	N/A	$303,000

Myra R. Drucker/2004(3)(4)	$404	N/A	N/A	$84,750

John A. Hill/1985(3)(6)	$1,849	$1,174	$161,700	$341,031.25

Paul L. Joskow/1997(3)	$1,609	$460	$113,400	$291,000

Elizabeth T. Kennan/1992(5)	N/A	$907	$108,000	N/A

Kenneth R. Leibler/2006	$1,666	N/A	N/A	$303,000

Robert E. Patterson/1984	$1,666	$671	$106,500	$303,000

George Putnam, III/1984	$1,666	$629	$130,300	$303,000

W. Thomas Stephens/1997(7)	$1,666	$506	$107,100	$303,000

Richard B. Worley/2004(4)	$171	N/A	N/A	$36,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

I-17

Putnam Absolute Return 300 Fund

		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Ravi Akhoury/2009	$6,245	N/A	N/A	$303,000

Barbara M. Baumann/2010(3)	$6,151	N/A	N/A	$297,000

Jameson A. Baxter/1994(3)(6)	$7,180	$2,258	$110,500	$365,500

Charles B. Curtis/2001	$6,058	$1,531	$113,900	$291,000

Robert J. Darretta/2007(3)	$6,245	N/A	N/A	$303,000

Myra R. Drucker/2004(3)(4)	$1,323	N/A	N/A	$84,750

John A. Hill/1985(3)(6)	$6,876	$3,870	$161,700	$341,031.25

Paul L. Joskow/1997(3)	$6,058	$1,515	$113,400	$291,000

Elizabeth T. Kennan/1992(5)	N/A	$2,982	$108,000	N/A

Kenneth R. Leibler/2006	$6,245	N/A	N/A	$303,000

Robert E. Patterson/1984	$6,245	$2,215	$106,500	$303,000

George Putnam, III/1984	$6,245	$2,081	$130,300	$303,000

W. Thomas Stephens/1997(7)	$6,245	$1,663	$107,100	$303,000

Richard B. Worley/2004(4)	$562	N/A	N/A	$36,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

I-18

Putnam Absolute Return 500 Fund

		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Ravi Akhoury/2009	$3,349	N/A	N/A	$303,000

Barbara M. Baumann/2010(3)	$3,291	N/A	N/A	$297,000

Jameson A. Baxter/1994(3)(6)	$3,827	$1,358	$110,500	$365,500

Charles B. Curtis/2001	$3,234	$923	$113,900	$291,000

Robert J. Darretta/2007(3)	$3,349	N/A	N/A	$303,000

Myra R. Drucker/2004(3)(4)	$811	N/A	N/A	$84,750

John A. Hill/1985(3)(6)	$3,718	$2,326	$161,700	$341,031.25

Paul L. Joskow/1997(3)	$3,234	$911	$113,400	$291,000

Elizabeth T. Kennan/1992(5)	N/A	$1,796	$108,000	N/A

Kenneth R. Leibler/2006	$3,349	N/A	N/A	$303,000

Robert E. Patterson/1984	$3,349	$1,330	$106,500	$303,000

George Putnam, III/1984	$3,349	$1,246	$130,300	$303,000

W. Thomas Stephens/1997(7)	$3,349	$1,001	$107,100	$303,000

Richard B. Worley/2004(4)	$344	N/A	N/A	$36,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

I-19

Putnam Absolute Return 700 Fund

		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Ravi Akhoury/2009	$2,909	N/A	N/A	$303,000

Barbara M. Baumann/2010(3)	$2,860	N/A	N/A	$297,000

Jameson A. Baxter/1994(3)(6)	$3,329	$1,195	$110,500	$365,500

Charles B. Curtis/2001	$2,811	$812	$113,900	$291,000

Robert J. Darretta/2007(3)	$2,909	N/A	N/A	$303,000

Myra R. Drucker/2004(3)(4)	$692	N/A	N/A	$84,750

John A. Hill/1985(3)(6)	$3,227	$2,047	$161,700	$341,031.25

Paul L. Joskow/1997(3)	$2,811	$802	$113,400	$291,000

Elizabeth T. Kennan/1992(5)	N/A	$1,581	$108,000	N/A

Kenneth R. Leibler/2006	$2,909	N/A	N/A	$303,000

Robert E. Patterson/1984	$2,909	$1,170	$106,500	$303,000

George Putnam, III/1984	$2,909	$1,096	$130,300	$303,000

W. Thomas Stephens/1997(7)	$2,909	$881	$107,100	$303,000

Richard B. Worley/2004(4)	$294	N/A	N/A	$36,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2011, there were 108 funds in the Putnam family.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of October 31, 2011, the total amounts of deferred compensation payable by each fund, including income earned on such amounts, to these Trustees were:

Putnam Absolute Return 100 Fund: Ms. Baumann - $64; Ms. Baxter - $717; Mr. Darretta – $127; Ms. Drucker - $203; Mr. Hill - $2,097; and Dr. Joskow - $545.

Putnam Absolute Return 300 Fund: Ms. Baumann - $229; Ms. Baxter - $2,582; Mr. Darretta – $458; Ms. Drucker - $731; Mr. Hill - $7,550; and Dr. Joskow - $1,963.

I-20

Putnam Absolute Return 500 Fund: Ms. Baumann - $125; Ms. Baxter - $1,405; Mr. Darretta – $249; Ms. Drucker - $398; Mr. Hill - $4,110; and Dr. Joskow - $1,069.

Putnam Absolute Return 700 Fund: Ms. Baumann - $109; Ms. Baxter - $1,225; Mr. Darretta – $217; Ms. Drucker - $347; Mr. Hill - $3,583; and Dr. Joskow - $932.

(4) Ms. Drucker and Mr. Worley retired from the Board of Trustees of the Putnam funds on January 30, 2011 and December 14, 2010, respectively.

(5) Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees effective January 1, 2012. Upon her retirement, Dr. Kennan became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2011. In connection with her re-appointment to the Board of Trustees, Dr. Kennan has agreed to suspend the balance of her retirement benefit payments for the duration of her service as a Trustee.

(6) Includes additional compensation to Mr. Hill and Ms. Baxter for service as Chair of the Trustees of the Putnam funds. Ms. Baxter replaced Mr. Hill as Chair, Board of Trustees of the Putnam funds on July 1, 2011.

(7) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-appointed to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his re-appointment to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(8) Mr. Reynolds is an “interested person” of the fund, Putnam Management and/or Putnam Retail Management.

Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

I-21

For additional information concerning the Trustees, see “Management” in Part II of this SAI.

Share ownership

At January 31, 2012, the officers and Trustees of each fund as a group owned less than 1% of the outstanding shares of each class of each fund except for class A shares of the Putnam Absolute Return 100 Fund, of which they owned 1.41%, and, except as noted below, no person owned of record or to the knowledge of the funds beneficially 5% or more of any class of shares of the funds.

Putnam Absolute Return 100 Fund

Class	Shareholder name	Percentage
	and address	owned

Class A	Wells Fargo Advisors	6.99%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class A	UBS WM USA	10.34%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class A	National Financial Services, LLC	13.10%
	200 Liberty St, 5th Fl.
	One World Financial Center
	New York, NY 10281-5503

Class A	MLPF&S	18.13%
	For its Customers
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484

Class B	National Financial Services, LLC	9.67%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class B	MLPF&S	12.34%
	For its Customers
	Attn: Fund Administration
	4800 Deer Lake Dr., E. Fl. 3
	Jacksonville, FL 32246-6484

Class B	Wells Fargo Advisors	19.83%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

I-22

Class	Shareholder name	Percentage
	and address	owned

Class C	National Financial Services, LLC	12.10%
	200 Liberty St., 5th Fl.
	One World Financial Center
	New York, NY 10281-5503

Class C	Wells Fargo Advisors	16.52%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	MLPF&S	20.72%
	For its Customers
	Attn: Fund Administration
	4800 Deer Lake Dr. E. Fl. 3
	Jacksonville, FL 32246-6484

Class M	Primevest Financial Services	5.95%
	FBO – Karl A. Copenhafer
	400 First St., Ste. 300
	PO Box 283
	St. Cloud, MN 56302-0283

Class M	Morgan Stanley Smith Barney	18.12%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class M	National Financial Services, LLC	18.74%
	For its Customers
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class M	Marie C. Franklin	20.86%
	683 RT 579
	Pittstown, NJ 08867

Class R	MG Trust Company	7.10%
	Watten Discoe Bassett and McMains
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	10.09%
	FBO – Mann I’m Good Lawn Care
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	12.11%
	FBO – Stephen Burke, D.D.S. M.S. Inc.
	700 17th St, Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	47.78%
	FBO – Allergy Diagnostics
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class Y	LPL Financial	5.37%
	Omnibus Customer Account
	Attn: Eric Silvester
	9785 Towne Centre Dr.
	San Diego, CA 92121-1968

I-23

Class	Shareholder name	Percentage
	and address	owned

Class Y	National Financial Services, LLC	6.63%
	For its Customers
	200 Liberty St., 5th Fl.
	One World Financial Center
	New York, NY 10281-5503

Class Y	Morgan Stanley Smith Barney	9.46%
	Harborside Financial Center
	Plaza 2, 3rd Fl
	Jersey City, NJ 07311

Class Y	Wells Fargo Advisors	9.98%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Merrill Lynch	27.64%
	Attn: Fund Administration
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Putnam Absolute Return 300 Fund

Class	Shareholder name	Percentage
	and address	owned

Class A	MLPF&S	8.95%
	For its Customers
	Attn: Fund Administration
	4800 Deer Lake Dr., E. Fl. 3
	Jacksonville, FL 32246-6484

Class A	Wells Fargo Advisors	9.49%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class A	National Financial Services, LLC	13.82%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class A	UBS WM USA	16.97%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class B	National Financial Services, LLC	10.50%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class B	MLPF&S	11.13%
	For its Customers
	Attn: Fund Administration

I-24

Class	Shareholder name	Percentage
	and address	owned

	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class B	Wells Fargo Advisors	14.92%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	UBS WM USA	7.30%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class C	National Financial Services, LLC	10.39%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class C	Wells Fargo Advisors	14.27%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	MLPF&S	18.66%
	For its Customers
	Attn: Fund Administration
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class M	Morgan Stanley Smith Barney	25.69%
	Harborside Financial Center
	Plaza 2, 3rd Fl
	Jersey City, NJ 07311

Class M	National Financial Services, LLC	25.93%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class R	MG Trust Company	5.55%
	FBO – J2 Trading Inc.
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	NFS LLC	6.76%
	FBO – State Street Bank & Trust TTEE /
	Waste Management Retirement Savings Plan – FBO – Mel
	Panko
	901 Eddystone Circle
	Naperville, IL 60565-6113

Class R	Morgan Stanley Smith Barney	6.94%
	Harborside Financial Center
	Plaza 2, 3rd Fl
	Jersey City, NJ 07311

Class R	MG Trust Company	7.99%
	FBO – Environmental Process, Inc.
	700 17th St., Ste. 300
	Denver, CO 80202-3531

I-25

Class	Shareholder name	Percentage
	and address	owned

Class R	MG Trust Company	11.65%
	FBO – Technology Advancements, Inc.
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	13.02%
	Watten Discoe Bassett and McMains
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	TD Ameritrade TRCO	16.55%
	P.O. Box 17748
	Denver, CO 80217-0748

Class Y	Morgan Stanley Smith Barney	7.73%
	Harborside Financial Center
	Plaza 2, 3rd Fl.
	Jersey City, NJ 07311

Class Y	National Financial Services, LLC	8.51%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class Y	Wells Fargo Advisors	9.97%
	Special Custody Account for Customers
	2801 Market St
	St. Louis, MO 63103-2523

Class Y	Merrill Lynch	30.58%
	For its Customers
	Attn: Fund Administration
	4800 Deer Lake Dr., E. Fl. 3
	Jacksonville, FL 32246-6484

Putnam Absolute Return 500 Fund

Class	Shareholder name	Percentage
	and address	owned

Class A	Raymond James	5.13%
	Omnibus for Mutual Funds
	Attn: Courtney Waller
	880 Carillon Pkwy
	St. Petersburg, FL 33716-1100

Class A	MLPF&S	5.15%
	Attn: Fund Administration
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class A	Wells Fargo Advisors	7.03%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

I-26

Class	Shareholder name	Percentage
	and address	owned

Class A	UBS WM USA	7.91%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class A	National Financial Services, LLC	17.40%
	200 Libetty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class B	MLPF&S	7.16%
	For its Customers
	Attn: Fund Administration
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class B	Wells Fargo Advisors	10.79%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, Mo 63103-2523

Class B	National Financial Services, LLC	18.70%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class C	Raymond James	7.89%
	Omnibus for Mutual Funds
	Attn: Courtney Waller
	880 Carillon Pkwy
	St. Petersburg, FL 33716-1100

Class C	Wells Fargo Advisors	8.33%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	National Financial Services, LLC	11.40%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class C	MLPF&S	12.04%
	For its Customers
	Attn: Fund Administration
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class M	Wells Fargo Advisors	18.85%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class M	National Financial Services, LLC	29.38%
	200 Liberty St., 5th Fl.
	One World Financial Center
	New York, NY 10281-5503

Class R	Counsel Trust DBA MATC	5.77%
	FBO – Scarlett Group 401k Plan
	1251 Waterfront PL, Ste. 525
	Pittsburgh, PA 15222-4228

I-27

Class	Shareholder name	Percentage
	and address	owned

Class R	MG Trust Company	5.85%
	FBO – Nova Services, Inc.
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	Morgan Stanley Smith Barney	5.94%
	Harborside Financial Center
	Plaza 2, 3rd Fl
	Jersey City, NJ 07311

Class R	MG Trust Company	6.98%
	FBO – RTD Construction, Inc.
	700 17th St., Ste 300
	Denver, CO 80202-3531

Class R	Counsel Trust DBA MATC	8.74%
	Mark Nootens MD PC Defbene Plan
	1251 Waterfront Pl, Ste 525
	Pittsburgh, PA 15222-4228

Class R	TD Ameritrade TRCO	8.99%
	PO Box 17748
	Denver, CO 80217-0748

Class R	MG Trust Company	9.53%
	Watten Discoe Bassett and McMains
	700 17th St., Ste 300
	Denver, CO 80202-3531

Class R	Counsel Trust DBA MATC	14.31%
	Abba Construction 401K Plan
	1251 Waterfront Pl, Ste. 525
	Pittsburgh, PA 15222-4228

Class Y	Morgan Stanley Smith Barney	7.75%
	Harborside Financial Center
	Plaza 2, 3rd Fl.
	Jersey City, NJ 07311

Class Y	Wells Fargo Advisors	9.28%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	LPL Financial	10.21%
	Omnibus Customer Account
	Attn: Eric Silvester
	9785 Towne Centre Dr.
	San Diego, CA 92121-1968

Class Y	National Financial Services, LLC.	11.53%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class Y	Merrill Lnych	21.15%
	For its Customers
	Attn: Fund Administration
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

I-28

Putnam Absolute Return 700 Fund

Class	Shareholder name	Percentage
	and address	owned

Class A	Wells Fargo Advisors	6.45%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class A	UBS WM USA	12.86%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class A	National Financial Services, LLC	14.04%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class B	Wells Fargo Advisors	8.47%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class B	National Financial Services, LLC	18.97%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class C	UBS WM USA	5.93%
	Omni Account M/F
	Attn: Department Manager
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class C	Wells Fargo Advisors	8.41%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	National Financial Services, LLC	8.74%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class C	MLPF&S	14.63%
	For its Customers
	Attn: Fund Administration
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class M	Wells Fargo Advisors	7.64%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class M	National Financial Services, LLC	25.02%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

I-29

Class	Shareholder name	Percentage
	and address	owned

Class R	Eric Compton / Compton Dental Center Retirement 401k	15.91%
	Plan
	901 Fran Lin Pkwy
	Munster, IN 46321-3540

Class R	Morgan Stanley Smith Barney	16.37%
	Harborside Financial Center
	Plaza 2, 3rd Fl.
	Jersey City, NJ 07311

Class R	Counsel Trust DBA MATC	17.93%
	Mark Nootens MD PC Defbene Plan
	1251 Waterfront Pl., Ste. 525
	Pittsburgh, PA 15222-4228

Class Y	Charles Schwab & Co., Inc.	5.26%
	Clearing Account for Customers
	101 Montgomery St.
	San Francisco, CA 94104-4151

Class Y	Citigroup Global Markets, Inc.	5.58%
	Attn: Cindy Tempesta / 7th Fl
	333 W. 34th St.
	New York, NY 10001-2402

Class Y	National Financial Services, LLC	6.27%
	200 Liberty St., 5th Fl
	One World Financial Center
	New York, NY 10281-5503

Class Y	LPL Financial	8.43%
	Omnibus Customer Account
	Attn: Eric Silvester
	9785 Towne Centre Dr.
	San Diego, CA 92121-1968

Class Y	Morgan Stanley Smith Barney	10.22%
	Harborside Financial Center
	Plaza 2, 3rd Fl
	Jersey City, NJ 07311

Class Y	Wells Fargo Advisors	11.12%
	Special Custody Account for Customers
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Merrill Lynch	18.41%
	For its Customers
	Attn: Fund Administration
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

I-30

Distribution fees

During fiscal 2011, the funds paid the following 12b-1 fees to Putnam Retail Management:

Fund name	Class A	Class B	Class C	Class M	Class R

Putnam Absolute	$561,874	$13,296	$664,446	$9,748	$1,810
Return 100 Fund

Putnam Absolute	$1,849,077	$71,417	$2,711,412	$52,536	$3,826
Return 300 Fund

Putnam Absolute	$947,976	$317,140	$1,634,881	$50,900	$6,368
Return 500 Fund

Putnam Absolute	$825,202	$211,318	$1,147,976	$28,306	$2,834
Return 700 Fund

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

			Sales charges
			retained by
			Putnam
			Retail
		Total front-	Management	Contingent
	Fiscal	end sales	after dealer	deferred
	year	charges	concessions	sales charges

Absolute Return 100
Fund	2011	$138,449	$7,742	$10,258

	2010	$353,708	$23,163	$30,984

	2009	$163,272	$16,263	$0

I-31

			Sales charges
			retained by
			Putnam
			Retail
		Total front-	Management	Contingent
	Fiscal	end sales	after dealer	deferred
	year	charges	concessions	sales charges

Absolute Return 300
Fund	2011	$1,081,873	$14,299	$28,115

	2010	$1,765,295	$99,161	$14,519

	2009	$752,396	$68,853	$0

			Sales charges
			retained by
			Putnam
			Retail
		Total front-	Management	Contingent
	Fiscal	end sales	after dealer	deferred
	year	charges	concessions	sales charges

Absolute Return 500
Fund	2011	$2,402,916	$403,810	$1,725

	2010	$3,694,762	$616,701	$5

	2009	$1,876,509	$298,613	$0

			Sales
			charges
			retained by
			Putnam
			Retail
		Total front-	Management	Contingent
	Fiscal	end sales	after dealer	deferred
	year	charges	concessions	sales charges

Absolute Return 700
Fund	2011	$1,512,578	$249,118	$1,629

	2010	$2,497,993	$405,042	$16,024

	2009	$1,331,159	$207,025	$0

I-32

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

		Contingent
	Fiscal	deferred
	year	sales charges

Absolute Return 100
Fund	2011	$11,925

	2010	$2,607

	2009	$475

		Contingent
	Fiscal	deferred
	year	sales charges

Absolute Return 300
Fund	2011	$22,221

	2010	$7,766

	2009	$1,905

		Contingent
	Fiscal	deferred
	year	sales charges

Absolute Return 500
Fund	2011	$65,481

	2010	$35,283

	2009	$5,110

		Contingent
	Fiscal	deferred
	year	sales charges

Absolute Return 700
Fund	2011	$41,987

	2010	$23,081

	2009	$4,487

Class C contingent deferred sales charges

I-33

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

		Contingent
	Fiscal	deferred
	year	sales charges

Absolute Return 100
Fund	2011	$15,756

	2010	$19,792

	2009	$3,883

		Contingent
	Fiscal	deferred
	year	sales charges

Absolute Return 300
Fund	2011	$54,126

	2010	$63,244

	2009	$4,877

		Contingent
	Fiscal	deferred
	year	sales charges

Absolute Return 500
Fund	2011	$44,420

	2010	$46,642

	2009	$7,466

		Contingent
	Fiscal	deferred
	year	sales charges

Absolute Return 700
Fund	2011	$30,713

	2010	$29,551

	2009	$3,444

Class M sales charges and contingent deferred sales charges

I-34

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

			Sales charges
			retained by
			Putnam Retail
			Management	Contingent
		Total front-end	after dealer	deferred sales
Fund name	Fiscal year	sales charges	concessions	charges

Putnam Absolute	2011	$9,916	$252	$0
Return 100 Fund

	2010	$22,160	1,332	$0

	2009	$10,225	$1,116	$0

Putnam Absolute	2011	$51,805	$8	$0
Return 300 Fund

	2010	$94,148	$6,459	$0

	2009	$23,000	$2,538	$0

Putnam Absolute	2011	$55,753	$10,899	$0
Return 500 Fund

	2010	$92,154	$15,861	$0

	2009	$43,601	$7,858	$0

Putnam Absolute	2011	$39,733	$8,454	$0
Return 700 Fund

	2010	$41,497	$7,556	$0

	2009	$33,916	$5,383	$0

I-35

Investor servicing fees

During the 2011 fiscal year, each fund incurred the following in fees for investor servicing provided by Putnam Investor Services, Inc.

Fund name	Investor Servicing Fees

Putnam Absolute Return 100 Fund	$515,459

Putnam Absolute Return 300 Fund	$1,910,014

Putnam Absolute Return 500 Fund	$1,607,364

Putnam Absolute Return 700 Fund	$1,403,190

PORTFOLIO MANAGERS

Other accounts managed

The following tables show the number and approximate assets of other investment accounts (or portions of investment accounts) that the funds’ portfolio managers managed as of the funds’ most recent fiscal year -end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Putnam Absolute Return 100 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and single-
Portfolio	Other SEC-registered open-		assets from more than one		sponsor defined contribution
managers	end and closed-end funds		client		plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

D. William Kohli	15*	$9,184,400,000	19**	$4,841,400,000	14***	$11,722,000,000

Kevin Murphy	24*	$11,407,800,000	20+	$5,603,600,000	11	$6,540,400,000

Michael Salm	29*	$14,043,100,000	25+	$8,643,000,000	18++	$7,670,500,000

Paul Scanlon	26*	$12,170,700,000	24+++	$5,377,400,000	10	$1,950,400,000

Raman Srivastava	25*	$11,800,300,000	20+	$7,063,600,000	13	$12,825,000,000

* 4 accounts, with total assets of $2,637,500,000, pay an advisory fee based on account performance.

I-36

** 1 account, with total assets of $72,400,000, pays an advisory fee based on account performance.

*** 1 account, with total assets of $459,700,000, pays an advisory fee based on account performance.

+ 2 accounts, with total assets of $137,100,000, pay an advisory fee based on account performance.

++ 3 accounts, with total assets of $477,300,000, pay an advisory fee based on account performance.

+++ 3 accounts, with total assets of $242,900,000, pay an advisory fee based on account performance.

Putnam Absolute Return 300 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

D. William Kohli	15*	$8,029,400,000	19**	$4,841,400,000	14***	$11,722,000,000

Kevin Murphy	24*	$10,252,700,000	20+	$5,603,600,000	11	$6,540,400,000

Michael Salm	29*	$12,888,100,000	25+	$8,643,000,000	18++	$7,670,500,000

Paul Scanlon	26*	$11,015,700,000	24+++	$5,377,400,000	10	$1,950,400,000

Raman Srivastava	25*	$10,645,300,000	20+	$7,063,600,000	13	$12,825,000,000

* 4 accounts, with total assets of $2,637,500,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $72,400,000, pays an advisory fee based on account performance.

*** 1 account, with total assets of $459,700,000, pays an advisory fee based on account performance.

+ 2 accounts, with total assets of $137,100,000, pay an advisory fee based on account performance.

++ 3 accounts, with total assets of $477,300,000, pay an advisory fee based on account performance.

+++ 3 accounts, with total assets of $242,900,000, pay an advisory fee based on account performance.

I-37

Putnam Absolute Return 500 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Jeffrey Knight	128*	$5,899,700,000	5**	$2,238,000,000	3***	$356,800,000

James Fetch	13*	$4,461,500,000	4**	$2,146,700,000	3***	$356,300,000

Robert Kea	128*	$5,899,700,000	5**	$2,238,000,000	1	$100,000

Joshua Kutin+	33++	$1,950,100,000	4+++	$2,366,600,000	3<	$359,600,000

Robert Schoen	128*	$5,899,700,000	5**	$2,238,000,000	1	$400,000

Jason Vaillancourt	13*	$4,461,500,000	4**	$2,146,700,000	1	$100,000

* 3 accounts, with total assets of $1,538,200,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $317,400,000, pays an advisory fee based on account performance.

*** 2 accounts, with total assets of $356,100,000, pay an advisory fee based on account performance.

+ Information for Mr. Kutin, who joined the fund after the fund’s fiscal year end, is as of January 31, 2012.

++ 2 accounts, with total assets of $1,516,100,000, pay an advisory fee based on account performance.

+++ 1 account, with total assets of $337,300,000, pays an advisory fee based on account performance.

< 2 accounts, with total assets of $358,800,000, pay an advisory fee based on account performance.

Putnam Absolute Return 700 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Jeffrey Knight	128*	$5,994,600,000	5**	$2,238,000,000	3***	$356,800,000

James Fetch	13*	$4,556,400,000	4**	$2,146,700,000	3***	$356,300,000

Robert Kea	128*	$5,994,600,000	5**	$2,238,000,000	1	$100,000

Joshua Kutin+	33++	$2,080,600,000	4+++	$2,366,600,000	3<	$359,600,000

Robert Schoen	128*	$5,994,600,000	5**	$2,238,000,000	1	$400,000

Jason Vaillancourt	13*	$4,556,400,000	4**	$2,146,700,000	1	$100,000

* 3 accounts, with total assets of $1,538,200,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $317,400,000, pays an advisory fee based on account performance.

*** 2 accounts, with total assets of $356,100,000, pay an advisory fee based on account performance.

+ Information for Mr. Kutin, who joined the fund after the fund’s fiscal year end, is as of January 31, 2012.

++ 2 accounts, with total assets of $1,516,100,000, pay an advisory fee based on account performance.

+++ 1 account, with total assets of $337,300,000, pays an advisory fee based on account performance.

< 2 accounts, with total assets of $358,800,000, pay an advisory fee based on account performance.

I-38

See “Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

Compensation of portfolio managers.

Putnam’s goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For these funds, Putnam evaluates performance based on each fund's pre-tax return relative to the BofA Merrill Lynch U.S. Treasury Bill Index.

Ownership of securities

The dollar range of shares of the funds owned by each portfolio manager at the end of the funds’ last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

I-39

		Dollar range of shares
Fund name	Portfolio managers	owned

Putnam Absolute Return 100 Fund	D. William Kohli	$0

	Kevin F. Murphy	$0

	Michael V. Salm	$0

	Paul D. Scanlon	$0

	Raman Srivastava	$0

Putnam Absolute Return 300 Fund	D. William Kohli	$500-001-$1,000,000

	Kevin F. Murphy	$10,001-$50,000

	Michael V. Salm	$0

	Paul D. Scanlon	$0

	Raman Srivastava	$100,001 – $500,000

Putnam Absolute Return 500 Fund	Jeffrey L. Knight	$50,001 – 100,000

	James A. Fetch	$0

	Robert J. Kea	$0

	Joshua B. Kutin	$0

	Robert J. Schoen	$0

	Jason R. Vaillancourt	$0

Putnam Absolute Return 700 Fund	Jeffrey L. Knight	Over $1 million

	James A. Fetch	$0

	Robert J. Kea	$0

	Joshua B. Kutin	$0

	Robert J. Schoen	$0

	Jason R. Vaillancourt	$10,001 – 50,000

I-40

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Absolute Return 100 and 300 Funds

KPMG LLP, Two Financial Center, 60 South Street, Boston, Massachusetts 02111, is the funds’ independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds’ Annual Report for the funds’ most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the reports of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

Absolute Return 500 and 700 Funds

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the funds’ independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds’ Annual Report for the funds’ most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the reports of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

I-41

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “Exchange”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

February 17, 2012	II-1

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

February 17, 2012	II-2

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

February 17, 2012	II-3

For funds in the Retirement Income Lifestyle suite, Taxable Income Funds and Tax-Free Income Funds (except for Money Market Funds, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of $500,000 or more of class A shares. (For funds in the Retirement Income Lifestyle suite, Taxable Income Funds (excluding Putnam money market funds and Putnam Short Duration Income Fund), Tax-Free Income Funds and Absolute Return Funds only) Purchases of class A shares of one or more Putnam funds of $500,000 or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

February 17, 2012	II-4

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares of Putnam Short Duration Income Fund and to class A and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $500,000 or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (and, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of $1,000,000 or more of class A shares. (For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only) Purchases of class A shares of one or more Putnam funds of $1 million or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares of Putnam Short Duration Income Fund and to class A and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $1 million or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares. These purchases will not be subject to a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

February 17, 2012	II-5

Class M CDSC and dealer commission
All growth, blend, value, global sector and asset allocation
funds (excluding funds in the Retirement Income Lifestyle	0.65%
suite), Putnam Absolute Return 500 Fund and Putnam
Absolute Return 700 Fund:
All income funds (except Putnam Floating Rate Income
Fund and Putnam Money Market Fund) and funds in the	0.40%
Retirement Income Lifestyle suite:
Putnam Absolute Return 100 Fund, Putnam Absolute	0.30%
Return 300 Fund and Putnam Floating Rate Income Fund
Putnam Money Market Fund and Putnam Short Duration	0.15%
Income Fund

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales. Purchases of class C shares may be made without a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date; and for Multi-Cap Value Fund, on or around the end of the month five and one-half years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus does not assume conversion to class A shares.

February 17, 2012	II-6

Sales without sales charges, contingent deferred sales charges or short-term trading fees

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of employer-sponsored benefit plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

(vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Retail Management with respect to such accounts;

(viii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”); and

(ix) investors who invest liquidation proceeds from Putnam closed-end funds.

In the case of paragraph (i) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying an initial sales charge.

February 17, 2012	II-7

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

February 17, 2012	II-8

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds and Putnam Short Duration Income Fund, unless acquired as described in (b) below); and

(b) any shares of money market funds or Putnam Short Duration Income Fund acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds and Putnam Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

February 17, 2012	II-9

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employee benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding Putnam money market funds and Putnam Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Short Duration Income Fund acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will

February 17, 2012	II-10

be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain qualified benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employee benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

February 17, 2012	II-11

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, unless the dealer of record has waived the sales commission, or, in the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

February 17, 2012	II-12

Rate*	Fund

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

0.10%	Putnam Short Duration Income Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

February 17, 2012	II-13

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shareholder has made arrangements with Putnam Retail Management and the dealer of record has waived the sales commission, except that payments for Putnam Money Market Fund and Putnam Short Duration Income Fund will be made beginning in the first year.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except the fund listed below

0.50%	Putnam Money Market Fund
Putnam Short Duration Income Fund

February 17, 2012	II-14

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs, unless the dealer of record has waived the sales commission.

Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund, Putnam Money Market Fund and
Putnam Short Duration Income Fund) and funds in
the Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all growth, blend, value, global sector and asset allocation funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Money Market Fund and Putnam Short Duration Income Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

February 17, 2012	II-15

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2011:

February 17, 2012	II-16

American Portfolios Financial Services, Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Ameriprise Financial Services, Inc.	MetLife Securities, Inc.

AXA Advisors, LLC	Morgan Stanley Smith Barney LLC

BancWest Investment Services, Inc.	Multi-Financial Securities Corporation

Cadaret, Grant & Co. Inc.	National Planning Corporation

Cambridge Investment Research, Inc.	New England Securities Corporation

CCO Investment Services Corp.	NFP Securities, Inc.

Chase Investment Services Corp.	Northwestern Mutual Investment Services, LLC

Citigroup Global Markets Inc.	Oppenheimer & Co. Inc.

Commonwealth Equity Services	PrimeVest Financial Services, Inc.

CUNA Brokerage Services, Inc.	Raymond James & Associates, Inc.

CUSO Financial Services, L.P.	Raymond James Financial Services, Inc.

Financial Network Investment Corporation	RBC Capital Markets Corporation

FSC Securities Corporation	Royal Alliance Associates

Genworth Financial Securities Corp.	Sagepoint Financial, Inc.

Great-West Life & Annuity Insurance Company	Securities America Financial Corporation, Inc.

HD Vest Investment Securities, Inc.	SII Investments

ING Financial Partners	Stifel, Nicolaus & Company, Incorporated

INVEST Financial Corporation	SunTrust Investment Services, Inc.

Investment Centers of America, Inc.	Tower Square Securities, Inc.

Janney Montgomery Scott LLC	U.S. Bancorp Investments, Inc.

Lincoln Financial Advisors Corp.	UBS Financial Services Inc.

Lincoln Financial Securities Corporation	UVEST Financial Services, Inc.

Lincoln Investment Planning, Inc.	Walnut Street Securities, Inc.

LPL Financial Corporation	Wells Fargo Advisors, LLC

MMC Securities Corp.	Woodbury Financial Services, Inc.

M&T Securities, Inc.

Additional dealers may receive marketing support payments in 2012 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2011 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2011:

February 17, 2012	II-17

ADP Broker-Dealer, Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Ascensus, Inc.	MidAtlantic Capital Corporation

Benefit Plans Administrators	MSCS Financial Services, LLC

Charles Schwab & Co., Inc.	National Financial Services LLC

Charles Schwab Trust Company	Nationwide Investment Services Corporation

City National Bank	Nationwide Life Insurance Company

CompuSys/Erisa Group	Newport Retirement Services, Inc.

Correll Co.	NYLIFE Distributors LLC

CPI Qualified Plan Consultants, Inc.	Paychex Securities Corporation

DailyAccess Corporation	Pershing LLC

Digital Retirement Solutions	Plan Administrators, Inc.

Dyatech, LLC	The Princeton Retirement Group, Inc.

ExpertPlan, Inc.	Principal Life Insurance Co.

Fidelity Investments Institutional Operations Company, Inc.	Raymond James & Associates, Inc.

Genworth Life and Annuity Insurance Co.	Raymond James Financial Services, Inc.

Genworth Life Insurance Co of New York	Reliance Trust Company

Great-West Life & Annuity Insurance Company	SunTrust Bank

GWFS Equities, Inc.	TD Ameritrade Trust Company

Hartford Life Insurance Company	The Prudential Insurance Company of America

Hartford Securities Distribution Company, Inc.	The Vanguard Group Inc.

Hewitt Associates LLC	Transamerica Advisors Life Insurance Company

July Business Services	Transamerica Advisors Life Insurance Company of New York

Leggette & Company, Inc.	VALIC Retirement Services Company

Lincoln Retirement Services Company, LLC	Wilmington Trust Company

Massachusetts Mutual Life Insurance Co.	Wilmington Trust Retirement & Institutional Services Co.

Mercer HR Services LLC

Additional dealers may receive program servicing payments in 2012 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2011 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enable Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from the funds’ transfer agent in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

February 17, 2012	II-18

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

Alternative Investment Strategies	Mortgage-backed and Asset-backed Securities

Bank Loans	Options on Securities

Borrowing and Other Forms of Leverage	Preferred Stocks and Convertible Securities

Derivatives	Private Placements and Restricted Securities

Exchange-Traded Notes	Real Estate Investment Trusts (REITs)

Floating Rate and Variable Rate Demand Notes	Redeemable Securities

Foreign Currency Transactions	Repurchase Agreements

Foreign Investments and Related Risks	Securities Loans

Forward Commitments and Dollar Rolls	Securities of Other Investment Companies

Futures Contracts and Related Options	Short-term Trading

Hybrid Instruments	Special Purpose Acquisition Companies

Inflation-Protected Securities	Structured Investments

Initial Public Offerings (IPOs)	Swap Agreements

Interfund Borrowing and Lending	Tax-exempt Securities

Inverse Floaters	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Money Market Instruments

Alternative Investment Strategies

At times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

February 17, 2012	II-19

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required

February 17, 2012	II-20

to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

February 17, 2012	II-21

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund and Putnam Money Market Liquidity Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Code, as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the

February 17, 2012	II-22

same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation

February 17, 2012	II-23

plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or

February 17, 2012	II-24

sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

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The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate

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portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI Indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation

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or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

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The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does

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not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option

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will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying

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asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and

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interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

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Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs

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may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional

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lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may

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also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a

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number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods.

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The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

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The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

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The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

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A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

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The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

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Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Internal Revenue Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

The fund, unless it is a money market fund, may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security

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subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

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Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior

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securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the

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underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

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The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or

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improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

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A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The money market funds may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the

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payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further proposals limiting the issuance of Tax-exempt securities may well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

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Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Internal Revenue Code.

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TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources described in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

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If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income or diversification test described above, the fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Properly reported distributions of net capital gains are the excess of net gains from the sale of capital assets held by the fund for more than one year over net losses from the sale of capital assets held for not more than one year (“Capital Gain Dividends”). For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income for such years, a regulated investment company is permitted to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are

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treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income and net capital gain on the fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds. Capital Gain Dividends will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report (generally on an IRS Form 1099) eligible dividends as qualified dividend income.

In general, distributions of investment income reported by a fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the fund’s dividends (other than properly reported Capital Gain Dividends) will be

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eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of a fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets— for taxable years beginning before January 1, 2013.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax. In some cases, a fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that a fund reports (generally on an IRS Form 1099) as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

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A fund that is qualified to pay exempt-interest dividends will report those dividends to shareholders in a written statement furnished to shareholders (generally annually on an IRS Form 1099). In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. For taxable years beginning after December 22, 2010, a non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. For taxable years beginning on or before December 22, 2010, shareholders will generally include the excess amount as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. For taxable years beginning after December 22, 2010, the excess amount will generally be treated as entirely a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in tax exempt securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If a fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from a fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to a fund's sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund's hands on sales of

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underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If a fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the Fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

For taxable years beginning on or before December 22, 2010, a fund cannot pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests. For taxable years beginning after December 22, 2010, if, at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

For taxable years beginning on or before December 22, 2010, the fund cannot pass through to shareholders any credit or deduction for foreign taxes borne in respect of foreign securities income earned by any underlying funds. For taxable years beginning after December 22, 2010, if the fund is a qualified fund of funds, it will be permitted to elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying funds that themselves have made such an election, so that shareholders of the fund will be eligible to claim a tax credit or deduction for such taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. See “Foreign taxes” below for more information.

Derivative transactions. If the fund engages in derivative transactions, including transactions in options, futures contracts, straddles, and other similar transactions, including for hedging purposes, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a regulated investment company. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute

February 17, 2012	II-59

qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

Certain of the fund’s derivative activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts ("REITs"), such investments in REIT equity securities may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund's investment in REIT equity securities may at other times result in the fund's receipt of cash in excess of the REIT's earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by a fund from a REIT generally will not constitute qualified dividend income.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"), REITs that are themselves taxable mortgage pools ("TMPs") or REITs that invest in TMPs. Under a notice recently issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

February 17, 2012	II-60

Under legislation enacted in December 2006, a charitable remainder trust ("CRT"), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. The fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount or original issue discount ("OID"). Generally, the fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or by liquidation of portfolio securities, if

February 17, 2012	II-61

necessary. The fund may realize gains or losses from such liquidations. In the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. A fund is permitted to carry forward net capital losses it incurs in taxable years beginning after December 22, 2010 without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxed as ordinary income to individual shareholders) than would have resulted under the previous regime described above. The fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so.

Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of

February 17, 2012	II-62

accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period beginning after December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Cost basis reporting. Upon the redemption or exchange of your shares in the fund, the fund, or, if your shares are then held through a financial intermediary, the financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult your financial representative, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

February 17, 2012	II-63

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the fund beginning before January 1, 2012, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends with respect to taxable years of a fund beginning on or after January 1, 2012 and what the terms of any such extension would be.

The fact that a fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund

February 17, 2012	II-64

are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends and, with respect to taxable years of a fund beginning before January 1, 2012, short-term capital gain dividends, unless (i) such gain or Capital Gain Dividend or short term capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other Reporting and Withholding Requirements. New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2010. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the fund with such certifications or other documentation as the fund requires to comply with the new rules. Persons investing in the fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

February 17, 2012	II-65

MANAGEMENT

Trustees

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Ravi Akhoury (Born 1947),	Advisor to New York	Director of Jacob Ballas Capital India (a non-
Trustee since 2009	Life Insurance	banking finance company focused on private equity
	Company. Served as	advisory services) and a member of its
	Chairman and CEO of	Compensation Committee. Mr. Akhoury also serves
	MacKay Shields (a	as a Director of RAGE Frameworks, Inc. (a private
	multi-product	software company). Mr. Akhoury previously served
	investment management	as Director and on the Compensation Committee of
	firm with AUM over $40	MaxIndia/New York Life Insurance Company in
	billion) from 1992 to	India. Mr. Akhoury is also a Trustee of the Rubin
	2007.	Museum, serving on the Investment Committee, and
of American India Foundation. Mr. Akhoury is a
former Vice President and Investment Policy
Committee member of Fischer, Francis, Trees and
Watts (a fixed-income portfolio management firm).
He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company),
	strategic consultant to	UniSource Energy Corporation (a publicly held
	domestic energy firms	electric utility in Arizona), and CVR Energy, Inc. (a
	and direct investor in	publicly held petroleum refiner and fertilizer
	energy projects.	manufacturer. She is a Trustee of Mount Holyoke
College. She is a former Chair of the Board, and a
current Board member, of Girls Inc. of Metro
Denver, and serves on the Finance Committee of
The Children’s Hospital of Denver. Prior to 2003,
Ms. Baumann was Executive Vice President of
Associated Energy Managers, LLC (a domestic
private equity firm). From 1981 until 2000 she held
a variety of financial and operational management
positions with the global energy company Amoco
Corporation and its successor, BP Amoco. Ms.
Baumann holds a B.A. from Mount Holyoke College
and an MBA from The Wharton School of the
University of Pennsylvania.

Jameson A. Baxter (Born	President of Baxter	Chairman of the Mutual Fund Directors Forum;
1943), Trustee since 1994,	Associates, Inc., (a	Director of the Adirondack Land Trust; and Trustee
Vice Chair from 2005 to 2011	private investment firm).	of the The Nature Conservancy’s Adirondack

February 17, 2012	II-66

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

and Chair since 2011		Chapter. Until 2011, Ms. Baxter was a Director of
ASHTA Chemicals Inc. Until 2007, Ms. Baxter was
a Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

Charles B. Curtis (Born	Senior Advisor to the	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Center for Strategic and	National Petroleum Council. Mr. Curtis also serves
	International Studies.	as a Director of Edison International and Southern
	Previously, President	California Edison. Until 2006, Mr. Curtis served as
	and Chief Operating	a member of the Trustee Advisory Council of the
	Officer, Nuclear Threat	Applied Physics Laboratory, Johns Hopkins
	Initiative (a private	University. Mr. Curtis is an attorney with over 15
	foundation dealing with	years in private practice and 19 years in various
	national security issues).	positions in public service, including service at the
Department of Treasury, the U.S. House of
Representatives, the Securities and Exchange
Commission, the Federal Energy Regulatory
Commission and the Department of Energy.

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in	of the Advisory Board of the Millstein Center for
	the diversified world-	Corporate Governance and Performance at the Yale
	wide energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of
Trustee since 1997	P. Sloan Foundation (a	TransCanada Corporation (an energy company

February 17, 2012	II-67

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	philanthropic institution	focused on natural gas transmission and power
	focused primarily on	services) and of Exelon Corporation (an energy
	research and education	company focused on power services); and a Member
	on issues related to	of the Board of Overseers of the Boston Symphony
	science, technology and	Orchestra. Prior to August 2007, he served as a
	economic performance).	Director of National Grid (a U.K.-based holding
	He is the Elizabeth and	company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics, Emeritus	telecommunications infrastructure). Prior to July,
	and Management at the	2006, he served as President of the Yale University
	Massachusetts Institute	Council. Prior to February 2005, he served on the
	of Technology (“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center	February 2002, he was a Director of State Farm
	for Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. From Yale University and a B.A. from
Cornell University.

Elizabeth T. Kennan	Partner in Cambus-	Dr. Kennan served as Chairman and is now Lead
(Born 1938), Trustee from	Kenneth Farm	Director of Northeast Utilities. She is a Trustee of
1992-2010, and since 2012	(thoroughbred horse	the National Trust for Historic Preservation and of
	breeding and general	Centre College, and Chairman of the Board of
	farming). She is	Trustees of Shaker Village of Pleasant Hill. From
	President Emeritus of	1992 to 2010, Dr. Kennan served as a Trustee on the
	Mount Holyoke College.	Board of the Putnam Funds, which she then rejoined
as a Trustee in 2012. Until 2006, she was a member
of The Trustees of Reservations. Prior to June 2005,
she was a Director of Talbots, Inc., and she has
served as Director on a number of other boards,
including Bell Atlantic, Chastain Real Estate,
Shawmut Bank, Berkshire Life Insurance, and
Kentucky Home Life Insurance. Dr. Kennan has also
served as President of Five Colleges Incorporated
and as a Trustee of the University of Notre Dame,
and is active in various educational and civic
associations. Prior to 2001, Dr. Kennan served on
the oversight committee of the Folger Shakespeare
Library.

As a member of the faculty of Catholic University
for twelve years, until 1978, Dr. Kennan directed the
post-doctoral program in Patristic and Medieval
Studies, taught history, and published numerous
articles and two books. Dr. Kennan holds a Ph.D.
from the University of Washington in Seattle, an
M.A. from Oxford University, and an A.B. from
Mount Holyoke College. She holds several honorary
doctorates.

February 17, 2012	II-68

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a
	derivatives securities).	Director of ISO New England (the organization
	He currently serves as	responsible for the operation of the electric
	Vice Chairman of the	generation system in the New England states). Prior
	Board of Trustees of	to 2000, he was a Director of the Investment
	Beth Israel Deaconess	Company Institute in Washington, D.C. Prior to
	Hospital in Boston and	January, 2005 Mr. Leibler served as Chairman and
	as a Director of	Chief Executive Officer of the Boston Stock
	Northeast Utilities,	Exchange. Prior to January 2000, he served as
	which operates New	President and Chief Executive Officer of Liberty
	England’s largest energy	Financial Companies (a publicly traded diversified
	delivery system.	asset management organization). Prior to June 1990,
he served as President and Chief Operating Officer
of the American Stock Exchange (AMEX). Prior to
serving as AMEX President, he held the position of
Chief Financial Officer, and headed its management
and marketing operations. Mr. Leibler graduated
with a B.A in Economics from Syracuse University.

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, L.P. and Co-	Trustee of the Joslin Diabetes Center. Prior to
	Chairman of Cabot	December 2001, Mr. Patterson served as the
	Properties, Inc. (a	President and as a Trustee of Cabot Industrial Trust
	private equity firm	(a publicly-traded real estate investment trust). He
	investing in commercial	has also served as a Trustee of the Sea Education
	real estate	Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered
investment adviser involved in institutional real
estate investments). Prior to 1990, he served as
Executive Vice President of Cabot & Forbes Realty
Advisers, Inc. (the predecessor company of Cabot
Partners). Mr. Patterson practiced law and held
various positions in state government, and was the
founding Executive Director of the Massachusetts
Industrial Finance Agency. Mr. Patterson is a
graduate of Harvard College and Harvard Law
School.

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was
	other research services)	a Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.

February 17, 2012	II-69

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from 1997-	Stephens was Chairman	infrastructure company). Until 2010, Mr. Stephens
2008, and since 2009	and Chief Executive	was a Director of Boise Inc. (a manufacturer of
	Officer of Boise	paper and packaging products). Until 2004, Mr.
	Cascade, LLC (a paper,	Stephens was a Director of Xcel Energy
	forest product and	Incorporated (a public utility company), Qwest
	timberland assets	Communications and Norske Canada, Inc. (a paper
	company).	manufacturer). Until 2003, Mr. Stephens was a
Director of Mail-Well, Inc. (a diversified printing
company). Prior to July 2001, Mr. Stephens was
Chairman of Mail-Well. Mr. Stephens holds a B.S.
and M.S. degrees from the University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, Lahey
	Member of Putnam	Clinic, and the Initiative for a Competitive Inner
	Investments’ Executive	City, in Boston. He is a member of the Chief
	Board of Directors.	Executives Club of Boston, the National
	Prior to joining Putnam	Innovation Initiative, and the Council on
	Investments in 2008, Mr.	Competitiveness, and he is a former President of the
	Reynolds was Vice	Commercial Club of Boston. Prior to 2008, he
	Chairman and Chief	served as a Director of FMR Corporation, Fidelity
	Operating Officer of	Investments Insurance Ltd., Fidelity Investments
	Fidelity Investments	Canada Ltd., and Fidelity Management Trust
	from 2000 to 2007.	Company and as a Trustee of the Fidelity Family of
Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2011, there were 108 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, death or removal.

*Trustee who is an “interested person” (as defined in the Investment Company Act of 1940, as amended) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail

February 17, 2012	II-70

Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees by the Independent Trustees effective January 1, 2012. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.

Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

February 17, 2012	II-71

Elizabeth T. Kennan -- Dr. Kennan’s experience as a director of numerous public companies and her service for many years as President of Mount Holyoke College.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer, Treasurer and Compliance Liaison
Executive Officer, Treasurer and
Compliance Liaison

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal		Putnam Management.
Financial Officer

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Assistant Treasurer		Investments and Putnam Management.
and Principal Accounting Officer

Robert R. Leveille (Born 1969)	Since 2007	Chief Compliance Officer, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments and Putnam
Vice President and Chief Legal		Management.
Officer

February 17, 2012	II-72

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

James P. Pappas (Born 1953) Vice	Since 2004	Director of Trustee Relations, Putnam Investments
President		and Putnam Management.

Judith Cohen[4] (Born 1945)	Since 1993	Vice President, Clerk and Assistant Treasurer, The
Vice President, Clerk and Assistant		Putnam Funds.
Treasurer

Michael Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President, Senior Associate		Senior Financial Analyst, Old Mutual Asset
Treasurer and Assistant Clerk		Management (2007-2008); Senior Financial Analyst,
Putnam Investments (1999-2007).

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
Vice President, Assistant Clerk,		and Proxy Manager, The Putnam Funds.
Assistant Treasurer and Proxy
Manager

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services,
Vice President and Assistant		Putnam Management.
Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 12 of the 13 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by

February 17, 2012	II-73

the Trustees upon recommendation of the Board Policy and Nominating Committee. Each Committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees. Dr. Kennan is not listed below as a member of any committees as she was recently re-appointed to the Board of Trustees and has not yet officially taken on her committee assignments as of the date of this SAI.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the New York Stock Exchange. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Leibler (Chairperson), Curtis, Darretta and Hill, and Ms. Baumann.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam, and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Drs. Joskow (Chairperson) and Kennan, Ms. Baxter, and Messrs. Akhoury, Patterson, Putnam and Stephens.

February 17, 2012	II-74

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mr. Patterson (Chairperson), Ms. Baxter, Drs. Joskow and Kennan, and Messrs. Akhoury, Putnam and Stephens.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Curtis, Darretta, Hill and Leibler.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Patterson and Putnam.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, Dr. Kennan and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Darretta (Chairperson), Curtis, Hill and Leibler, and Ms. Baumann.

February 17, 2012	II-75

Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes

February 17, 2012	II-76

brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2012, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, underlying fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

February 17, 2012	II-77

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, PIL pursuant to a sub-advisory agreement among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either

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case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or

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related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions

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of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial

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stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities

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transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, Inc., located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Through at least June 30, 2012, investor servicing fees for the fund will not exceed an annual rate of 0.375% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts.

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans" — “Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

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Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the Exchange. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading

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of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund. Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern time.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the Exchange. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and

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8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase

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would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581. Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund or Putnam Short Duration Income Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of qualified plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to invest in Class Y shares, and Class C shareholders who are eligible to invest in Class Y shares and who are no longer subject to a CDSC, are eligible to exchange their Class A or Class C shares for Class Y shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such exchange.

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In addition, Class Y shareholders who are eligible to invest in Class A or Class C shares are eligible to exchange their Class Y shares for Class A or Class C shares of the same fund, if offered in their state, if the Class Y shares are held in an investment option or program that no longer permits the use of Class Y shares in that option or program or if the shareholder otherwise becomes ineligible to invest in Class Y shares. You should be aware that the financial institution or intermediary through which you hold Class Y shares may have the authority under its account or similar agreement with you to exchange your Class Y shares for Class A or Class C shares under these circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by your financial institution or intermediary in this regard. No sales charges or other charges will apply to any such exchange.

For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which you hold your shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal,

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they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in tax-exempt securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

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REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments Web site, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

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For Putnam Money Market Fund and Putnam Tax-Exempt Money Market Fund, the following information is publicly available on the Putnam Investments website, Putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For Putnam Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

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The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

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Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless

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Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

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CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

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BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

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Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

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CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

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Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of independent directors,

• the board has not established independent nominating, audit, and compensation committees,

• the board has more than 19 members or fewer than five members, absent special circumstances,

• the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

• the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

• who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

• who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

• of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

• who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

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Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

► Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

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► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote on a case-by-case basis if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and

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“golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

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► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

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► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

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► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case

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basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Board Elections

Germany

► For companies subject to “co-determination,” the funds will vote on a case by- case basis for the election of nominees to the supervisory board.

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

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Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with more than 2,000 employees, company employees are allowed to elect half of the supervisory board members. This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination,” the Funds will vote for supervisory board members on a case-by-case basis, so that the funds can support independent nominees.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established nominating and compensation committees composed of a majority of outside directors, or

• the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established a nominating committee composed of at least a majority of outside directors, or

February 17, 2012	II-109

• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

► The funds will withhold votes from the entire board of directors if

• the board does not have at least a majority of independent non-executive directors,

• the board has not established a nomination committee composed of a majority of independent non-executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the

February 17, 2012	II-110

protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

February 17, 2012	II-111

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Capitalization

► The funds will vote for proposals

• to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

• to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

► The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence

February 17, 2012	II-112

standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia and Hong Kong, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

► Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

As adopted February 4, 2011

February 17, 2012	II-113

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

February 17, 2012	II-114

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

February 17, 2012	II-115

Appendix B

Financial statements (excerpted from the most recent annual report)

February 17, 2012	II-116

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Funds Trust:

We have audited the accompanying statement of assets and liabilities of Putnam Absolute Return 100 Fund (the fund), a series of Putnam Funds Trust, including the fund’s portfolio, as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years ended October 31, 2011 and the period from December 23, 2008 (commencement of operations) to October 31, 2009. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2011 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Absolute Return 100 Fund as of October 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 19, 2011

The fund’s portfolio 10/31/11

MORTGAGE-BACKED SECURITIES (26.1%)*	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-4, Class A3, 5.792647s, 2051	$965,000	$1,020,488
Ser. 07-2, Class A2, 5.634s, 2049	1,029,509	1,039,392
FRB Ser. 07-3, Class A2, 5.623487s, 2049	436,951	441,633
Ser. 07-5, Class A3, 5.62s, 2051	1,050,000	1,094,091
Ser. 2004-3, Class D, 5.599s, 2039	626,000	554,285
Ser. 06-5, Class A2, 5.317s, 2047	1,438,911	1,452,346
Ser. 06-6, Class A2, 5.309s, 2045	1,218,673	1,218,177
Ser. 07-1, Class XW, IO, 5.297s, 2049	1,527,166	17,927

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036	553,000	548,764
Ser. 02-PB2, Class XC, IO, 0.639502s, 2035	2,194,458	1,810
Ser. 04-4, Class XC, IO, 0.266973s, 2042	1,459,486	29,463

Banc of America Funding Corp. FRB Ser. 06-A, Class 3A2,
2.813812s, 2036	2,171,856	999,054

Barclays Capital, LLC Trust FRB Ser. 07-AA2, Class 12A1,
0.45472s, 2047	1,793,587	789,178

Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.663293s, 2040	929,637	945,803
Ser. 06-PW13, Class A2, 5.426s, 2041	233,369	233,649

Citigroup Commercial Mortgage Trust
FRB Ser. 05-C3, Class AJ, 4.96s, 2043	700,000	643,069
Ser. 2005-C3, Class AM, 4.83s, 2043 F	1,358,000	1,371,345

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5,
Class 1A2A, 5.04842s, 2037	62,721	34,516

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	761,538	769,234

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E,
7.64s, 2032	586,000	597,720

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046	166,387	166,846
Ser. 05-LP5, Class B, 5.105s, 2043	573,000	525,728

Countrywide Alternative Loan Trust FRB Ser. 05-84,
Class 4A1, 5.71976s, 2036	2,242,525	1,300,664

Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.69454s, 2034	893,443	112,931
Ser. 05-R3, Class AS, IO, 5.5866s, 2035	351,378	49,052
FRB Ser. 04-R2, Class 1AF1, 0.66472s, 2034 F	881,924	678,994
FRB Ser. 05-R3, Class AF, 0.64472s, 2035 F	345,009	279,488

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.795425s, 2039	1,203,603	1,217,069
Ser. 07-C5, Class A3, 5.694s, 2040	1,000,000	1,057,455
Ser. 07-C2, Class A2, 5.448s, 2049	221,302	221,891
Ser. 07-C1, Class AAB, 5.336s, 2040	748,000	773,656

CS First Boston Mortgage Securities Corp.
Ser. 02-CKN2, Class C1, 6.376s, 2037 F	898,000	894,904
FRB Ser. 04-C2, Class D, 5.575s, 2036	476,000	466,480
Ser. 02-CP5, Class E, 5.339s, 2035	753,000	758,617

23

MORTGAGE-BACKED SECURITIES (26.1%)* cont.	Principal amount	Value

CS First Boston Mortgage Securities Corp.
Ser. 05-C5, Class AJ, 5.1s, 2038 F	$1,014,000	$905,163
Ser. 05-C5, Class AM, 5.1s, 2038	1,066,000	1,098,646
Ser. 03-CPN1, Class E, 4.891s, 2035	408,000	390,558

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	640,000	669,613
FRB Ser. 03-CK2, Class G, 5.744s, 2036	857,000	837,709
Ser. 03-C3, Class AX, IO, 1.73164s, 2038	19,078,633	363,162
Ser. 04-C4, Class AX, IO, 0.350686s, 2039	1,568,771	35,382

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 2007-AR3, Class 2A5, 0.44472s, 2037 F	2,211,513	1,105,213
FRB Ser. 06-AR6, Class A6, 0.43472s, 2037 F	1,152,055	541,200
FRB Ser. 06-AR6, Class A4, 0.41472s, 2037	186,492	103,037

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2, Class B3,
6.04s, 2031	543,280	564,503

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.527789s, 2035	53,371	83,119
IFB Ser. 3835, Class SN, 15.516675s, 2041	3,944,848	5,333,869
IFB Ser. 3727, Class PS, IO, 6.45667s, 2038	3,624,955	483,569
IFB Ser. 3835, Class SC, IO, 6.40667s, 2038	2,416,311	425,343
IFB Ser. 3852, Class KS, IO, 6.30667s, 2041	2,020,044	315,268
IFB Ser. 3677, Class SA, IO, 6.30667s, 2040	7,083,378	850,501
IFB Ser. 3708, Class SA, IO, 6.20667s, 2040	6,530,599	867,459
IFB Ser. 3852, Class TB, 5.75667s, 2041	912,413	938,645
IFB Ser. 3752, Class PS, IO, 5.75667s, 2040	5,833,609	939,736
Ser. 3645, Class ID, IO, 5s, 2040	110,962	12,326
Ser. 3680, Class KI, IO, 5s, 2038	2,955,912	428,016
Ser. 3632, Class CI, IO, 5s, 2038	126,550	13,650
Ser. 3626, Class DI, IO, 5s, 2037	87,390	5,046
Ser. 3653, Class CI, IO, 5s, 2036	2,448,936	142,969
Ser. 3623, Class CI, IO, 5s, 2036 F	79,535	8,581
Ser. 3707, Class HI, IO, 4s, 2023	177,615	7,472
Ser. T-8, Class A9, IO, 0.428148s, 2028	227,151	2,544
Ser. T-59, Class 1AX, IO, 0.273447s, 2043	504,730	3,785
Ser. T-48, Class A2, IO, 0.212s, 2033	712,429	5,058
FRB Ser. T-54, Class 2A, IO, zero %, 2043	293,601	59

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.62112s, 2031	456,193	637,085
IFB Ser. 06-86, Class SY, 23.11936s, 2036	365,527	529,905
IFB Ser. 05-75, Class GS, 19.51584s, 2035	629,233	878,850
IFB Ser. 11-4, Class CS, 12.41056s, 2040	1,066,074	1,231,636
IFB Ser. 11-67, Class BS, IO, 6.25528s, 2041	3,721,332	567,205
IFB Ser. 11-111, Class SD, IO, 6 1/4s, 2041	2,212,000	457,950
IFB Ser. 11-101, Class BS, IO, 5.80528s, 2039	1,265,662	202,886
Ser. 398, Class C5, IO, 5s, 2039	301,057	39,137
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	2,208,148	187,913
Ser. 03-W10, Class 1, IO, 1.45698s, 2043	119,171	5,363
Ser. 98-W2, Class X, IO, 0.98064s, 2028	397,397	17,724
Ser. 98-W5, Class X, IO, 0.93724s, 2028	164,102	6,859
Ser. 03-W1, Class 2A, IO, zero %, 2042	618,479	62

24

MORTGAGE-BACKED SECURITIES (26.1%)* cont.	Principal a mount	Value

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	$468,000	$444,600

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	973,000	1,031,671
FRB Ser. 04-C3, Class B, 5.342557s, 2039 F	1,839,000	1,737,157

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037	400,000	405,584
FRB Ser. 04-C1, Class F, 5.088s, 2038	616,000	594,440
Ser. 05-C2, Class XC, IO, 0.122204s, 2043	10,511,054	74,292
Ser. 05-C3, Class XC, IO, 0.082125s, 2045	73,230,448	359,980

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3,
Class AJ, 4.915s, 2041	710,000	656,118

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.486s, 2041	2,325,854	3,462,220
IFB Ser. 10-158, Class SD, 14.2658s, 2040	377,000	505,052
IFB Ser. 11-70, Class WS, 9.21056s, 2040	1,272,000	1,387,612
IFB Ser. 11-56, Class SG, 6.82734s, 2041	1,071,849	1,149,665
IFB Ser. 11-56, Class MS, 6.82581s, 2041	1,921,613	2,052,820
IFB Ser. 10-167, Class SM, IO, 6.43667s, 2040	1,774,548	326,056
IFB Ser. 11-61, Class CS, IO, 6.43528s, 2035	2,527,744	429,418
IFB Ser. 10-85, Class SD, IO, 6.40528s, 2038	3,112,425	514,795
IFB Ser. 10-58, Class LS, IO, 6.30528s, 2039	3,373,694	578,858
IFB Ser. 10-31, Class PS, IO, 6.30528s, 2038	1,181,244	214,372
IFB Ser. 10-62, Class SD, IO, 6.24528s, 2040	2,676,236	455,437
IFB Ser. 11-40, Class AS, IO, 5.87667s, 2036	770,269	110,580
IFB Ser. 11-70, Class SN, IO, 5.65667s, 2041	2,891,000	794,244
IFB Ser. 11-70, Class SH, IO, 5.64667s, 2041	3,615,000	992,607
Ser. 10-150, Class WI, IO, 5s, 2038	2,969,343	401,336
IFB Ser. 11-12, Class IB, IO, 4.56056s, 2040	1,536,813	218,381
Ser. 10-103, Class DI, IO, 4 1/2s, 2038 F	3,926,945	573,560
Ser. 11-70, PO, zero %, 2041	5,054,569	3,992,351
Ser. 10-151, Class KO, PO, zero %, 2037	801,682	721,386

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class AJ, 4.859s, 2042	732,000	673,586

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1,
Class G, 4.773s, 2035	626,000	604,068

GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.56s, 2038	803,000	849,815
Ser. 06-GG6, Class A2, 5.506s, 2038	604,276	612,773

GS Mortgage Securities Corp. II 144A Ser. 03-C1, Class X1,
IO, 0.839486s, 2040	1,657,620	10,095

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.97024s, 2035	718,995	111,444
IFB Ser. 04-4, Class 1AS, IO, 5.298629s, 2034	356,194	53,322
Ser. 98-2, IO, 0.66556s, 2027	63,958	6
FRB Ser. 04-4, Class 1AF, 0.64472s, 2034 F	356,194	274,304
FRB Ser. 05-RP1, Class 1AF, 0.59472s, 2035 F	718,995	553,656
Ser. 98-3, IO, 0.33414s, 2027	76,655	199
Ser. 99-2, IO, zero %, 2027	110,674	277
Ser. 98-4, IO, zero %, 2026	83,976	218

25

MORTGAGE-BACKED SECURITIES (26.1%)* cont.	Principal amount	Value

Harborview Mortgage Loan Trust FRB Ser. 06-8, Class 2A1A,
0.43472s, 2036	$2,561,000	$1,485,380

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.21083s, 2036	85,768	6,861
FRB Ser. 07-AR7, Class 2A1, 4.677537s, 2037	669,077	327,848
FRB Ser. 06-AR11, Class 3A1, 2.82648s, 2036	110,160	46,409
FRB Ser. 06-AR29, Class A2, 0.32472s, 2036	1,547,383	588,006

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1,
0.44472s, 2037	1,557,710	591,930

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class A3, 5.986621s, 2051	2,253,000	2,419,772
Ser. 06-LDP7, Class A2, 5.864s, 2045	114,440	114,475
Ser. 06-LDP8, Class A3B, 5.447s, 2045	70,000	75,930
Ser. 2002-C3, Class D, 5.314s, 2035	424,000	424,776
FRB Ser. 02-C2, Class E, 5.309275s, 2034	576,000	566,220
Ser. 03-C1, Class D, 5.192s, 2037	425,000	424,419
Ser. 04-CB8, Class B, 4 1/2s, 2039	876,000	824,260

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 02-C1, Class E, 6.135s, 2037	496,000	492,940

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032	10,749	10,742
Ser. 06-C6, Class AM, 5.413s, 2039 F	1,915,000	1,838,217
Ser. 05-C7, Class A2, 5.103s, 2030	43,935	43,935
Ser. 03-C5, Class F, 4.843s, 2037	380,000	349,600
Ser. 07-C2, Class XW, IO, 0.541841s, 2040	1,036,736	21,155

LB-UBS Commercial Mortgage Trust 144A Ser. 02-C2, Class J,
6.235s, 2035	730,000	728,613

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.827867s, 2050	1,229,000	1,312,635
FRB Ser. 07-C1, Class A2, 5.723867s, 2050	850,154	859,644
Ser. 08-C1, Class A2, 5.425s, 2051	260,583	266,079
Ser. 05-MCP1, Class XC, IO, 0.184639s, 2043	56,504,605	597,536

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-1, Class A2, 5.439s, 2039	73,981	73,927
FRB Ser. 06-4, Class A2FL, 0.363s, 2049	1,219,887	1,184,815

Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.843688s, 2049	709,000	722,296
Ser. 2006-HQ9, Class A2, 5.618s, 2044	198,672	198,599
Ser. 07-IQ14, Class A2, 5.61s, 2049	785,774	812,145
FRB Ser. 07-HQ12, Class A2, 5.590489s, 2049	422,313	430,844
FRB Ser. 07-HQ12, Class A2FL, 0.49322s, 2049	193,938	167,969

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035	783,000	751,437

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2,
Class F, 5.72855s, 2035	513,000	484,785

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043	574,000	582,662

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030	258,000	262,801

Residential Accredit Loans, Inc. Ser. 06-QS13, Class 1A5,
6s, 2036	44,099	25,867

26

MORTGAGE-BACKED SECURITIES (26.1%)* cont.	Principal amount	Value

Salomon Brothers Mortgage Securities VII 144A FRB
Ser. 99-C1, Class J, 7s, 2032	$627,000	$654,078

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.022917s, 2045	307,184	43,006
Ser. 07-4, Class 1A4, IO, 1s, 2045	678,981	27,567

Structured Asset Securities Corp. 144A FRB Ser. 05-RF2,
Class A, 0.59472s, 2035 F	1,532,862	1,134,380

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.907622s, 2039 F	1,917,000	1,659,731

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1,
Class M, 6s, 2039	252,895	251,631

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class APB, 5.742444s, 2049	842,000	907,217
FRB Ser. 07-C32, Class A2, 5.737444s, 2049	251,269	256,527
Ser. 06-C25, Class A2, 5.684s, 2043	77,691	77,691
Ser. 06-C28, Class A3, 5.679s, 2048	455,000	501,038
Ser. 07-C30, Class APB, 5.294s, 2043	240,000	251,369
Ser. 07-C30, Class A3, 5.246s, 2043	826,000	831,833
Ser. 05-C17, Class AJ, 5.224s, 2042	430,000	392,599
Ser. 06-C29, IO, 0.373424s, 2048	41,179,964	642,407

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.055916s, 2035	34,170,167	324,685
Ser. 07-C31, IO, 0.247448s, 2047	71,035,029	646,530

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1,
Class A2, 0.39472s, 2036	3,955,099	1,522,713

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A,
Class C, 4.9s, 2036	151,000	152,268

Washington Mutual Mortgage Pass-Through Certificates FRB
Ser. 07-HY1, Class A3A, 0.47472s, 2037	3,114,208	1,702,099

Total mortgage-backed securities (cost $105,140,460)		$104,572,748

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (15.6%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.0%)
Government National Mortgage Association Pass-Through
Certificates
4 1/2s, May 20, 2041	$1,957,516	$2,128,187
4s, with due dates from January 20, 2041 to
February 20, 2041	1,927,485	2,057,740

		4,185,927
U.S. Government Agency Mortgage Obligations (14.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 3 1/2s, January 1, 2041	931,136	946,230

Federal National Mortgage Association Pass-Through
Certificates
4 1/2s, TBA, November 1, 2041	7,000,000	7,402,500
4s, TBA, November 1, 2041	4,000,000	4,158,438
3 1/2s, TBA, November 1, 2041	45,000,000	45,755,861

		58,263,029

Total U.S. government and agency mortgage obligations (cost $62,271,556)		$62,448,956

27

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)*	Principal amount	Value

Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011	$308,000	$308,882
2 1/8s, FDIC guaranteed notes, June 15, 2012	392,000	396,352

Total U.S. government agency obligations (cost $701,137)		$705,234

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020	$56,000	$58,756

Total U.S. treasury obligations (cost $52,659)		$58,756

CORPORATE BONDS AND NOTES (8.1%)*	Principal amount	Value

Advertising and marketing services (0.1%)
Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020	$315,000	$328,605

		328,605
Airlines (0.1%)
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	141,526	144,710

Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	146,353	148,549

		293,259
Automotive (0.1%)
BMW US Capital, LLC company guaranty sr. unsec.
unsub. notes Ser. EMTN, 4 1/4s, 2011	120,000	120,659

Daimler Finance North America, LLC company guaranty
unsec. unsub. notes 7.3s, 2012 (Germany)	310,000	314,095

		434,754
Banking (2.0%)
Bank One Corp. unsec. notes 5 1/4s, 2013	377,000	392,405

Barclays Bank PLC unsec. sub. notes FRN Ser. EMTN,
0.53683s, 2017 (United Kingdom)	552,000	481,703

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	650,000	662,739

ING Bank NV 144A sr. unsec. notes FRN 1.39711s,
2013 (Netherlands)	585,000	577,218

JPMorgan Chase Capital XX company guaranty jr. unsec.
sub. notes Ser. T, 6.55s, 2036	845,000	869,317

Lloyds TSB Bank PLC bank guaranty sr. unsec.
unsub. notes 4 7/8s, 2016 (United Kingdom)	510,000	524,337

National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s,
2013 (Australia)	690,000	699,077

Royal Bank of Scotland PLC (The) company
guaranty sr. unsec. unsub. notes Ser. 2, 3.4s, 2013
(United Kingdom)	325,000	322,953

Royal Bank of Scotland PLC (The) 144A company
guaranty sr. unsec. unsub. notes 4 7/8s, 2014
(United Kingdom)	430,000	440,806

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)	200,000	205,004

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s,
2013 (Japan)	685,000	693,035

UBS AG/Stamford CT sr. unsec. FRN 1.403s, 2012 (Switzerland)	1,055,000	1,057,606

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 1/4s, 2035 (Russia)	200,000	205,000

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s,
2012 (Australia)	720,000	730,563

		7,861,763

28

CORPORATE BONDS AND NOTES (8.1%)* cont.	Principal amount	Value

Beverage (0.3%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 5 3/8s, 2014	$565,000	$635,652

Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	400,000	437,500

		1,073,152
Broadcasting (0.1%)
Turner Broadcasting System, Inc. sr. unsec. unsub. note
company guaranty 8 3/8s, 2013	360,000	400,051

		400,051
Cable television (0.1%)
Comcast Cable Holdings, LLC debs. 9.8s, 2012	58,000	59,204

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2015	447,000	509,631

		568,835
Chemicals (0.2%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	255,000	260,715

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	355,000	402,856

Dow Chemical Co. (The) sr. unsec. notes 4.85s, 2012	300,000	308,983

		972,554
Computers (0.1%)
Seagate Technology International 144A company
guaranty sr. sec. notes 10s, 2014 (Cayman Islands)	466,000	530,075

		530,075
Consumer goods (0.1%)
Beam, Inc. sr. unsec. unsub. notes 3s, 2012	435,000	438,263

		438,263
Electric utilities (0.7%)
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s, 2012	820,000	844,483

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.35306s, 2013	130,000	127,400

FirstEnergy Corp. notes Ser. B, 6.45s, 2011	291,000	291,474

KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	631,000	673,603

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012	104,397	104,485

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019	654,000	848,749

		2,890,194
Financial (0.4%)
Berkshire Hathaway Finance Corp. company
guaranty sr. notes 4s, 2012	85,000	86,382

Erac USA Finance Co. 144A company guaranty notes
2 1/4s, 2014	390,000	392,737

Erac USA Finance Co. 144A company
guaranty sr. notes 2 3/4s, 2013	445,000	453,024

GATX Corp. notes 4 3/4s, 2012	180,000	185,100

General Electric Capital Corp. sr. unsec. unsub. FRN
1.19778s, 2013	275,000	275,714

		1,392,957
Food (0.3%)
Kraft Foods, Inc. sr. unsec. notes 2 5/8s, 2013	730,000	747,184

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	400,000	464,000

		1,211,184
Forest products and packaging (0.3%)
Sealed Air Corp. sr. notes 7 7/8s, 2017	265,000	283,029

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013	825,000	889,691

		1,172,720

29

CORPORATE BONDS AND NOTES (8.1%)* cont.	Principal amount	Value

Insurance (0.5%)
Hartford Financial Services Group, Inc. (The) jr. unsec.
sub. debs. FRB 8 1/8s, 2038	$235,000	$239,700

MetLife Global Funding I 144A sr. unsub. notes
5 1/8s, 2013	100,000	105,113

MetLife Global Funding I 144A sr. unsec. notes 2 7/8s, 2012	270,000	274,048

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014	100,000	108,097

New York Life Global Funding 144A notes 3s, 2015	930,000	965,791

Prudential Financial, Inc. sr. notes 6.2s, 2015	425,000	467,199

		2,159,948
Investment banking/Brokerage (0.3%)
Goldman Sachs Group, Inc. (The) sr. notes 3 5/8s, 2012	194,000	196,915

TD Ameritrade Holding Corp. company guaranty sr. unsec.
unsub. notes 2.95s, 2012	770,000	785,534

		982,449
Media (0.1%)
Viacom, Inc. sr. unsec. notes 4 3/8s, 2014	310,000	333,850

		333,850
Metals (0.4%)
Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017 (Indonesia)	400,000	427,500

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
notes 9s, 2019 (Australia)	245,000	334,610

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	269,000	278,751

Teck Resources Limited sr. unsec. unsub. notes 7s,
2012 (Canada)	630,000	660,941

		1,701,802
Natural gas utilities (0.6%)
Energy Transfer Partners LP sr. unsec. unsub. notes
5.65s, 2012	740,000	762,507

Kinder Morgan, Inc./Kansas sr. notes 6 1/2s, 2012	490,000	499,800

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012	600,000	623,888

Total Capital SA company guaranty sr. unsec.
unsub. notes 3s, 2015 (France)	500,000	530,556

		2,416,751
Office equipment and supplies (0.1%)
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	505,000	582,663

		582,663
Oil and gas (0.1%)
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company
guaranty sr. notes 4 1/2s, 2012 (Qatar)	250,000	255,000

		255,000
Real estate (0.2%)
Simon Property Group LP sr. unsec. unsub. notes 5.1s, 2015 R	700,000	768,650

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015 R	70,000	74,442

		843,092
Regional Bells (0.3%)
Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015	605,000	640,922

Verizon New Jersey, Inc. sr. unsec. bonds Ser. A, 5 7/8s, 2012	740,000	747,754

		1,388,676

30

CORPORATE BONDS AND NOTES (8.1%)* cont.	Principal amount	Value

Retail (0.2%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	$465,000	$482,438

QVC, Inc. 144A sr. notes 7 1/8s, 2017	215,000	228,975

		711,413
Telecommunications (0.2%)
SBA Tower Trust 144A company guaranty mtge. notes
4.254s, 2015	625,000	659,317

		659,317
Telephone (0.2%)
CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012	610,000	635,671

		635,671

Total corporate bonds and notes (cost $31,661,369)		$32,238,998

ASSET-BACKED SECURITIES (4.9%)*	Principal amount	Value

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	$670,976	$395,876
Ser. 00-A, Class A2, 7.575s, 2030	2,317,918	1,257,471

First Franklin Mortgage Loan Asset Backed Certificates FRB
Ser. 06-FF5, Class 2A3, 0.40472s, 2036 F	2,786,695	1,504,075

Green Tree Financial Corp.
Ser. 97-6, Class M1, 7.21s, 2029	747,000	639,674
Ser. 99-3, Class A8, 7.06s, 2031	700,000	597,625
Ser. 97-8, Class M1, 7.02s, 2027	1,989,000	1,372,410
Ser. 1997-5, Class M1, 6.95s, 2029	1,306,000	1,270,085
Ser. 99-2, Class A6, 6.92s, 2030	1,383,000	1,265,445
Ser. 99-2, Class A7, 6.44s, 2030	379,378	401,090

Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	1,438,532	1,341,431

GSAA Home Equity Trust
FRB Ser. 07-3, Class A4A, 0.46472s, 2047	234,687	102,089
FRB Ser. 07-3, Class 2A1A, 0.19069s, 2047	1,075,099	451,541

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1,
Class 2A1, 0.29472s, 2036	9,483	3,935

Madison Avenue Manufactured Housing Contract FRB
Ser. 02-A, Class B1, 3.49472s, 2032	1,797,000	1,579,114

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030	1,018,371	567,742
Ser. 00-D, Class A4, 7.4s, 2030	502,161	307,573
Ser. 98-A, Class M, 6.825s, 2028	1,324,000	1,286,023
Ser. 01-C, Class A3, 6.61s, 2021	2,628,364	1,317,467
Ser. 99-B, Class A3, 6.45s, 2017	986,131	888,751
Ser. 01-E, Class A3, 5.69s, 2031 F	823,645	680,610
Ser. 01-D, Class A2, 5.26s, 2019	958,545	563,145

Structured Asset Securities Corp. FRB Ser. 06-BC2,
Class A3, 0.39472s, 2036 F	3,544,532	1,865,310

WAMU Asset-Backed Certificates FRB Ser. 07-HE1, Class 2A1,
0.29472s, 2037	14,914	14,073

Total asset-backed securities (cost $20,860,170)		$19,672,555

31

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.8%)*	strike price	amount	Value

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 3.49% versus
the three month USD-LIBOR-BBA
maturing September 2026.	Sep-16/3.49	$51,678	$4,010

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA
maturing September 2026.	Sep-16/3.49	51,678	3,550

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 3.37% versus
the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	4,905,963	410,727

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to pay a fixed rate of 3.37% versus the
three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	4,905,963	61,079

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 3.52% versus
the three month USD-LIBOR-BBA
maturing August 2022.	Jul-12/3.52	4,088,302	387,816

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 3.36% versus
the three month USD-LIBOR-BBA
maturing August 2022.	Jul-12/3.36	4,088,302	339,533

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to pay a fixed rate of 3.36% versus the
three month USD-LIBOR-BBA
maturing August 2022.	Jul-12/3.36	4,088,302	51,145

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to pay a fixed rate of 3.52% versus the
three month USD-LIBOR-BBA
maturing August 2022.	Jul-12/3.52	4,088,302	40,719

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 3.51% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	1,635,321	153,884

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to pay a fixed rate of 3.51% versus the
three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	1,635,321	16,239

32

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.8%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 3.5375%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	$4,088,302	$393,908

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to pay a fixed rate of 3.5375% versus the
three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	4,088,302	38,634

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.1825%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1825	1,020,000	19,135

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 3.54%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.54	7,658,044	739,920

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 3.54% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.54	7,658,044	71,373

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.49	4,069,003	377,603

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 3.49% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.49	4,069,003	40,324

Option on an interest rate swap with
Citibank, N.A. for the right
to receive a fixed rate of 2.1075%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	4,943,000	79,434

Option on an interest rate swap with
Credit Suisse International for the right
to receive a fixed rate of 2.1075%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	4,943,000	79,434

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.11875%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.11875	4,943,000	81,016

33

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.8%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.35%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/2.35	$1,020,000	$23,113

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 1.998%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.998	4,912,000	51,134

Option on an interest rate swap with
Deutsche Bank AG for the right to
receive a fixed rate of 1.998% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.998	4,912,000	51,134

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	4,912,000	43,226

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	4,912,000	43,226

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	4,912,000	43,226

Option on an interest rate swap with
Deutsche Bank AG for the right
to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	4,912,000	43,226

Option on an interest rate swap with
Citibank, N.A. for the right
to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	4,912,000	43,226

Option on an interest rate swap with
Credit Suisse International for the right
to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	4,912,000	43,226

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 1.765% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.765	2,472,000	14,066

34

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.8%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 2.015% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/2.015	$989,000	$10,454

Option on an interest rate swap with
Goldman Sachs International for the right
to pay a fixed rate of 2.075% versus
the three month USD-LIBOR-BBA
maturing March 2022.	Mar-12/2.075	6,900,000	322,092

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.075%
versus the three month USD-LIBOR-BBA
maturing March 2022.	Mar-12/2.075	6,900,000	80,454

Option on an interest rate swap with
Barclay’s Bank PLC for the right to
pay a fixed rate of 0.52% versus
the three month USD-LIBOR-BBA
maturing March 2014.	Mar-12/0.52	9,536,000	33,757

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 0.52%
versus the three month USD-LIBOR-BBA
maturing March 2014.	Mar-12/0.52	9,536,000	12,301

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.0525%
versus the three month USD-LIBOR-BBA
maturing February 2022.	Feb-12/2.0525	6,900,000	306,567

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.0525%
versus the three month USD-LIBOR-BBA
maturing February 2022.	Feb-12/2.0525	6,900,000	67,275

Option on an interest rate swap with
Bank of America, N.A. for the right to
receive a fixed rate of 1.81% versus
the three month USD-LIBOR-BBA
maturing February 2017.	Feb-12/1.81	1,641,653	35,099

Option on an interest rate swap with
Bank of America, N.A. for the right
to pay a fixed rate of 1.81% versus
the three month USD-LIBOR-BBA
maturing February 2017.	Feb-12/1.81	1,641,653	5,697

Option on an interest rate swap with
Deutsche Bank AG for the right to pay
a fixed rate of 0.555% versus the
three month USD-LIBOR-BBA
maturing February 2014.	Feb-12/0.555	12,102,578	30,014

35

PURCHASED OPTIONS	Expiration date/		Contract
OUTSTANDING (2.8%)* cont.	strike price		amount	Value

Option on an interest rate swap with
Deutsche Bank AG for the right
to receive a fixed rate of 0.555% versus
the three month USD-LIBOR-BBA
maturing February 2014.	Feb-12/0.555		$12,102,578	$16,581

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.27%
versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/2.27		1,020,000	15,504

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.03% versus
the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/2.03		6,900,000	288,765

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.03%
versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/2.03		6,900,000	51,543

Option on an interest rate swap with
UBS AG for the right to pay a fixed rate
of 1.722% versus the six month
CHF-LIBOR-BBA maturing January 2014.	Jan-12/1.722	CHF	2,290,000	1,790

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 1.953%
versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/1.953		$4,943,000	25,605

Option on an interest rate swap with
Citibank, N.A. for the right to receive
a fixed rate of 1.9475% versus the
three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/1.9475		4,943,000	25,061

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 1.96325%
versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/1.96325		4,943,000	26,198

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 3.60%
versus the three month USD-LIBOR-BBA
maturing January 2042.	Jan-12/3.60		3,714,462	490,160

Option on an interest rate swap with
Deutsche Bank AG for the right to pay
a fixed rate of 0.545% versus the
three month USD-LIBOR-BBA
maturing January 2014.	Jan-12/0.545		12,102,578	24,786

36

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.8%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Deutsche Bank AG for the right
to receive a fixed rate of 0.545% versus
the three month USD-LIBOR-BBA
maturing January 2014.	Jan-12/0.545	$12,102,578	$12,224

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing January 2042.	Jan-12/4.60	3,714,462	557

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 0.61%
versus the three month USD-LIBOR-BBA
maturing January 2014.	Dec-11/0.61	4,768,000	7,820

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 0.61% versus
the three month USD-LIBOR-BBA
maturing January 2014.	Dec-11/0.61	4,768,000	6,961

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 0.6075%
versus the three month USD-LIBOR-BBA
maturing January 2014.	Dec-11/0.6075	5,859,000	9,374

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to pay a fixed rate of 0.6075% versus the
three month USD-LIBOR-BBA
maturing January 2014.	Dec-11/0.6075	5,859,000	8,519

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.01% versus
the three month USD-LIBOR-BBA
maturing December 2021.	Dec-11/2.01	6,900,000	267,237

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.01%
versus the three month USD-LIBOR-BBA
maturing December 2021.	Dec-11/2.01	6,900,000	32,361

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 0.476% versus
the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.476	9,536,000	25,270

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 0.476%
versus the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.476	9,536,000	3,719

37

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.8%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 0.53% versus
the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.53	$9,536,000	$18,900

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 0.53%
versus the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.53	9,536,000	6,961

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 4.025% versus
the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.025	4,732,155	998,390

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to pay a fixed rate of 4.025% versus the
three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.025	4,732,155	3,880

Option on an interest rate swap with
Bank of America, N.A. for the right
to pay a fixed rate of 2.355% versus
the three month USD-LIBOR-BBA
maturing December 2021.	Dec-11/2.355	7,221,000	122,757

Option on an interest rate swap with
Bank of America, N.A. for the right
to receive a fixed rate of 2.355% versus
the three month USD-LIBOR-BBA
maturing December 2021.	Dec-11/2.355	7,221,000	109,398

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 1.3525% versus
the three month USD-LIBOR-BBA
maturing December 2016.	Dec-11/1.3525	7,221,000	48,525

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 1.3525% versus
the three month USD-LIBOR-BBA
maturing December 2016.	Dec-11/1.3525	7,221,000	41,304

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 0.745% versus
the three month USD-LIBOR-BBA
maturing December 2014.	Dec-11/0.745	8,788,000	24,097

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 0.745%
versus the three month USD-LIBOR-BBA
maturing December 2014.	Dec-11/0.745	8,788,000	18,367

38

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.8%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 4.12% versus
the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.12	$2,143,551	$493,403

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.12	2,143,551	922

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.99%
versus the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/2.99	10,935,749	431,087

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.99% versus
the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/2.99	10,935,749	419,495

Option on an interest rate swap with
Citibank, N.A. for the right to receive
a fixed rate of 4.1175% versus
the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.1175	1,041,060	239,569

Option on an interest rate swap with
Citibank, N.A. for the right to pay
a fixed rate of 4.1175% versus the
three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.1175	1,041,060	239

Option on an interest rate swap with
Deutsche Bank AG for the right
to receive a fixed rate of 3.855% versus
the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/3.855	2,808,801	499,068

Option on an interest rate swap with
Deutsche Bank AG for the right to pay
a fixed rate of 4.355% versus the
three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.355	2,808,801	56

Option on an interest rate swap with
Bank of America, N.A. for the right to pay
a fixed rate of 0.5325% versus the
three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.5325	12,102,578	19,304

Option on an interest rate swap with
Bank of America, N.A. for the right to
receive a fixed rate of 0.5325% versus
the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.5325	12,102,578	6,535

39

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.8%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 2.31%
versus the three month USD-LIBOR-BBA
maturing November 2016.	Nov-11/2.31	$402,912	$18,917

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 2.31% versus
the three month USD-LIBOR-BBA
maturing November 2016.	Nov-11/2.31	402,912	4

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to receive a fixed rate of 3.21% versus
the three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/3.21	7,646,816	600,428

Option on an interest rate swap with
Barclay’s Bank PLC for the right
to pay a fixed rate of 3.21% versus the
three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/3.21	7,646,816	535

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.11	1,795,351	74,758

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 3.11% versus
the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.11	1,795,351	26,212

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 2.3175%
versus the three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/2.3175	7,221,000	77,481

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 2.3175%
versus the three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/2.3175	7,221,000	58,923

Option on an interest rate swap with
Deutsche Bank AG for the right to pay
a fixed rate of 1.30% versus the three
month USD-LIBOR-BBA maturing
November 2016.	Nov-11/1.30	7,221,000	31,050

Option on an interest rate swap with
Deutsche Bank AG for the right to receive
a fixed rate of 1.30% versus the three month
USD-LIBOR-BBA maturing November 2016.	Nov-11/1.30	7,221,000	21,158

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 0.715% versus
the three month USD-LIBOR-BBA
maturing November 2014.	Nov-11/0.715	8,788,000	15,203

40

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.8%)* cont.	strike price	amount	Value

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 0.715%
versus the three month USD-LIBOR-BBA
maturing November 2014.	Nov-11/0.715	$8,788,000	$9,315

Option on an interest rate swap with
Credit Suisse International for the right
to receive a fixed rate of 3.425% versus
the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.425	3,077,000	285,699

Option on an interest rate swap with
Credit Suisse International for the right
to pay a fixed rate of 3.425% versus
the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.425	3,077,000	4,339

Option on an interest rate swap with
Goldman Sachs International for the
right to receive a fixed rate of 4.0325%
versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/4.0325	2,453,222	529,553

Option on an interest rate swap with
Goldman Sachs International for the
right to pay a fixed rate of 4.0325%
versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/4.0325	2,453,222	2

Option on an interest rate swap with
Bank of America, N.A. for the right
to pay a fixed rate of 0.5175% versus
the three month USD-LIBOR-BBA
maturing November 2013.	Nov-11/0.5175	12,102,578	11,861

Option on an interest rate swap with
Bank of America, N.A. for the right
to receive a fixed rate of 0.5175% versus
the three month USD-LIBOR-BBA
maturing November 2013.	Nov-11/0.5175	12,102,578	254

Total purchased options outstanding (cost $8,951,367)			$11,299,980

FOREIGN GOVERNMENT BONDS AND NOTES (0.6%)*	Principal amount		Value

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015		$1,340,000	$1,206,228

Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.439s, 2012		2,130,000	251,510

Korea Development Bank (The) sr. unsec. unsub. notes 4s, 2016		300,000	303,327

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s, 2012		600,000	608,200

Total foreign government bonds and notes (cost $2,397,967)			$2,369,265

41

SHORT-TERM INVESTMENTS (63.5%)*	Principal amount/shares	Value

Interest in $50,250,000 joint tri-party term repurchase
agreement dated October 24, 2011 with JPMorgan
Securities, Inc. due November 23, 2011, 0.27% (collateralized by various corporate bonds and notes with coupon rates
ranging from 5.25%–8.25% and due dates ranging from April 15,
2012 to October 15, 2039, valued at $50,253,255) TR	$2,000,000	$2,000,000

Putnam Money Market Liquidity Fund 0.05% [e]	4,289,742	4,289,742

BMW U.S. Capital, LLC commercial paper with an effective yield
of 0.020%, July 25, 2012	1,700,000	1,699,742

Bryant Park Funding, LLC commercial paper with an effective
yield of 0.164%, November 22, 2011	2,000,000	1,999,802

Chariot Funding, LLC commercial paper with an effective
yield of 0.247%, January 24, 2012	1,900,000	1,898,892

Chariot Funding, LLC commercial paper with an effective
yield of 0.143%, November 16, 2011	863,000	862,946

CHARTA, LLC commercial paper with an effective yield
of 0.517%, April 16, 2012	1,700,000	1,695,899

CIESCO, LP commercial paper with an effective yield
of 0.133%, November 16, 2011	2,000,000	1,999,883

Commonwealth Bank of Australia commercial paper with an
effective yield of 0.497%, April 17, 2012	1,700,000	1,696,033

Danske Corp. commercial paper with an effective yield
of 0.225%, November 3, 2011	1,500,000	1,499,906

Diageo Capital PLC commercial paper with an effective yield
of 0.403%, November 17, 2011	2,000,000	1,999,627

DNB Nor Bank ASA commercial paper with an effective yield
of zero %, April 25, 2012	1,500,000	1,500,000

Dow Chemical Co. (The) commercial paper with an effective
yield of 0.433%, November 23, 2011	400,000	399,890

FCAR Owner Trust I commercial paper with an effective yield
of 0.427%, April 2, 2012	1,500,000	1,497,259

Govco, LLC commercial paper with an effective yield
of 0.144%, November 18, 2011	1,000,000	999,929

ING America Insurance Holdings, Inc. commercial paper with
an effective yield of 0.864%, November 3, 2011	2,000,000	1,999,894

Jupiter Securitization Co., LLC commercial paper with an
effective yield of 0.136%, November 29, 2011	2,000,000	1,999,782

Kraft Foods, Inc. commercial paper with an effective yield
of 0.329%, November 16, 2011	300,000	299,956

Liberty Mutual Group, Inc. commercial paper with an
effective yield of 0.363%, November 15, 2011	2,000,000	1,999,704

Manhattan Asset Funding Co., LLC commercial paper with an
effective yield of 0.376%, January 25, 2012	2,000,000	1,998,206

NRW. BANK commercial paper with an effective yield
of 0.322%, December 5, 2011	1,750,000	1,749,455

NRW. BANK commercial paper with an effective yield
of 0.324%, December 13, 2011	250,000	249,904

Old Line Funding, LLC commercial paper with an effective
yield of 0.175%, December 5, 2011	2,000,000	1,999,660

Prudential PLC commercial paper with an effective yield
of 0.567%, February 6, 2012	650,000	648,967

42

SHORT-TERM INVESTMENTS (63.5%)* cont.	Principal amount/shares	Value

Prudential PLC commercial paper with an effective yield
of 0.745%, March 23, 2012	$1,750,000	$1,744,786

Royal Bank of Scotland PLC (The) commercial paper with an
effective yield of 0.453%, December 28, 2011	1,950,000	1,948,580

Royal Park Investments Funding Corp. commercial paper with an
effective yield of 0.691%, November 29, 2011	2,000,000	1,998,581

Straight-A Funding, LLC commercial paper with an effective
yield of 0.188%, January 18, 2012	4,000,000	3,998,353

Svenska Handelsbanken, Inc. commercial paper with an
effective yield of 0.316%, February 6, 2012	2,000,000	1,998,285

Swedbank AB commercial bank with an effective yield
of 0.494%, January 17, 2012	600,000	599,358

Swedbank AB commercial paper with an effective yield
of 0.495%, February 2, 2012	1,000,000	998,708

U.S. Treasury Bills with an effective yield of 0.221%,
March 8, 2012 ##	5,000,000	4,995,733

U.S. Treasury Bills with effective yields ranging from
0.072% to 0.129%, April 5, 2012 ##	32,000,000	31,985,267

U.S. Treasury Bills with effective yields ranging from
0.119% to 0.150%, May 3, 2012 # ##	19,000,000	18,986,200

U.S. Treasury Bills with an effective yield of 0.071%,
July 26, 2012	20,000,000	19,989,429

U.S. Treasury Bills with an effective yield of 0.099%,
August 23, 2012 ##	8,000,000	7,993,422

U.S. Treasury Bills with an effective yield of 0.093%,
September 20, 2012 ##	24,000,000	23,979,912

U.S. Treasury Bills with an effective yield of 0.110%,
October 18, 2012 # ##	30,000,000	29,967,587

U.S. Treasury Bills with effective yields ranging from
0.197% to 0.200%, December 15, 2011 # ##	60,000,000	59,979,344

UBS Finance Delaware, LLC commercial paper with an effective
yield of 0.493%, January 6, 2012	350,000	349,679

Viacom, Inc. commercial paper with an effective yield
of 0.366%, November 15, 2011	2,000,000	1,999,697

Victory Receivables Corp. commercial paper with an
effective yield of 0.375%, January 13, 2012	1,600,000	1,598,650

Total short-term investments (cost $254,096,649)		$254,096,649

TOTAL INVESTMENTS

Total investments (cost $486,133,334)		$487,463,141

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona

43

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2010 through October 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $400,148,811.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

R Real Estate Investment Trust.

TR Maturity value of a term repurchase agreement will equal the principal amount of the repurchase agreement plus interest.

At the close of the reporting period, the fund maintained liquid assets totaling $128,922,853 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rates shown are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $3,939,308)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	11/16/11	$5,155	$4,703	$(452)

	British Pound	Buy	11/16/11	269,929	260,418	9,511

	Canadian Dollar	Buy	11/16/11	2,307	2,195	112

	Euro	Buy	11/16/11	68,622	66,130	2,492

	Japanese Yen	Sell	11/16/11	9,161	9,340	179

	Swedish Krona	Buy	11/16/11	18,720	17,674	1,046

	Swiss Franc	Sell	11/16/11	29,625	28,440	(1,185)

44

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $3,939,308) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

	Barclays Bank PLC

	Australian Dollar	Sell	11/16/11	$407,585	$371,885	$(35,700)

	British Pound	Sell	11/16/11	309,639	298,594	(11,045)

	Canadian Dollar	Buy	11/16/11	13,038	12,412	626

	Swiss Franc	Buy	11/16/11	72,241	69,328	2,913

	Citibank, N.A.

	Australian Dollar	Buy	11/16/11	7,680	7,002	678

	British Pound	Sell	11/16/11	19,614	17,882	(1,732)

	Canadian Dollar	Buy	11/16/11	12,536	11,929	607

	Euro	Buy	11/16/11	6,918	6,664	254

	Japanese Yen	Buy	11/16/11	2,339	2,384	(45)

	Swiss Franc	Buy	11/16/11	342	328	14

	Credit Suisse AG

	Australian Dollar	Sell	11/16/11	1,789	1,630	(159)

	British Pound	Sell	11/16/11	362,531	349,227	(13,304)

	Euro	Buy	11/16/11	193,691	186,028	7,663

	Swedish Krona	Sell	11/16/11	9,812	9,286	(526)

	Swiss Franc	Sell	11/16/11	64,151	61,513	(2,638)

	Deutsche Bank AG

	Australian Dollar	Sell	11/16/11	3,577	3,260	(317)

	British Pound	Sell	11/16/11	166,555	160,645	(5,910)

	Canadian Dollar	Sell	11/16/11	11,534	10,981	(553)

	Euro	Sell	11/16/11	28,223	27,190	(1,033)

	Swedish Krona	Buy	11/16/11	9,199	8,703	496

	Swiss Franc	Sell	11/16/11	31,335	30,062	(1,273)

	Goldman Sachs International

	Australian Dollar	Sell	11/16/11	7,891	7,194	(697)

	British Pound	Buy	11/16/11	33,600	32,410	1,190

	Canadian Dollar	Sell	11/16/11	5,416	5,152	(264)

	Euro	Buy	11/16/11	200,331	193,060	7,271

	South African Rand	Sell	11/16/11	40,165	39,521	(644)

	Swedish Krona	Buy	11/16/11	21,894	20,747	1,147

	Swiss Franc	Sell	11/16/11	24,384	23,388	(996)

HSBC Bank USA, National Association

	British Pound	Buy	11/16/11	213,178	205,420	7,758

	Euro	Buy	11/16/11	10,100	9,722	378

	Japanese Yen	Buy	11/16/11	2,993	3,053	(60)

	Swiss Franc	Buy	11/16/11	55,833	53,544	2,289

	JPMorgan Chase Bank, N.A.

	Australian Dollar	Sell	11/16/11	2,841	3,204	363

	British Pound	Sell	11/16/11	161	155	(6)

	Canadian Dollar	Sell	11/16/11	169,092	161,068	(8,024)

	Euro	Buy	11/16/11	36,109	34,789	1,320

	Japanese Yen	Sell	11/16/11	948	964	16

	Swiss Franc	Sell	11/16/11	47,971	46,021	(1,950)

45

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $3,939,308) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The)

	British Pound	Sell	11/16/11	$4,180	$4,031	$(149)

	Euro	Buy	11/16/11	30,022	28,915	1,107

	Swedish Krona	Buy	11/16/11	33,378	31,559	1,819

	Swiss Franc	Sell	11/16/11	227,888	218,675	(9,213)

State Street Bank and Trust Co.

	Australian Dollar	Buy	11/16/11	158,026	144,061	13,965

	Euro	Buy	11/16/11	4,704	4,533	171

	Japanese Yen	Buy	11/16/11	3,554	3,623	(69)

	South African Rand	Buy	11/16/11	71,050	69,969	1,081

	Swedish Krona	Buy	11/16/11	18,398	17,438	960

	Swiss Franc	Buy	11/16/11	52,072	49,948	2,124

UBS AG

	British Pound	Buy	11/16/11	128,936	124,406	4,530

	Canadian Dollar	Sell	11/16/11	20,058	19,081	(977)

	Euro	Buy	11/16/11	101,688	98,003	3,685

Westpac Banking Corp.

	Australian Dollar	Sell	11/16/11	1,683	1,534	(149)

	British Pound	Buy	11/16/11	136,974	132,126	4,848

	Euro	Buy	11/16/11	84,532	81,454	3,078

	Japanese Yen	Buy	11/16/11	1,903	1,940	(37)

	Swedish Krona	Sell	11/16/11	34,573	32,767	(1,806)

Total						$(15,222)

FUTURES CONTRACTS OUTSTANDING at 10/31/11

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 10 yr (Long)	3	$354,753	Dec-11	$(3,786)

Canadian Government Bond
10 yr (Long)	6	792,616	Dec-11	1,660

Euro-Swiss Franc 3 Month (Short)	6	1,716,984	Dec-11	(19,936)

Euro-Swiss Franc 3 Month (Short)	15	4,295,895	Jun-12	(54,363)

Euro-Swiss Franc 3 Month (Short)	15	4,295,895	Dec-12	(61,268)

Euro-Swiss Franc 3 Month (Short)	15	4,294,608	Mar-12	(37,391)

Japanese Government Bond
10 yr (Short)	1	1,819,882	Dec-11	3,549

Japanese Government Bond
10 yr Mini (Short)	7	1,275,173	Dec-11	1,220

U.S. Treasury Bond 30 yr (Long)	89	13,561,375	Dec-11	863,823

U.S. Treasury Bond 30 yr (Short)	43	5,978,344	Dec-11	(7,991)

U.S. Treasury Note 10 yr (Short)	267	34,459,688	Dec-11	83,532

Total				$769,049

46

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $19,503,202)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	$6,747,076	Aug-16/4.28	$731,585

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	1,481,037	Aug-16/4.35	166,218

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 2022.	5,404,500	Jan-12/4.72	1,139,755

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	6,747,076	Aug-16/4.28	351,455

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 2022.	5,404,500	Jan-12/4.72	54

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 5.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	1,481,037	Aug-16/5.35	45,653

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 2.28%
versus the three month USD-LIBOR-BBA maturing
December 2016.	5,287,124	Dec-11/2.28	235,013

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 2.4275%
versus the three month USD-LIBOR-BBA maturing
April 2022.	3,930,000	Apr-12/2.4275	101,080

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	10,135,800	Aug-12/2.73	434,623

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	12,330,841	Aug-16/3.625	918,031

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	1,979,672	Aug-16/4.17	118,925

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 2024.	1,343,726	Jul-14/4.19	155,337

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 2024.	1,612,471	Aug-14/4.20	187,090

47

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $19,503,202) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 2024.	$537,490	Jul-14/4.34	$67,318

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 2024.	1,343,726	Jul-14/4.35	169,185

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 2024.	1,343,729	Jul-14/4.3725	171,514

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 2021.	2,958,171	Jun-16/4.39	200,812

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2026.	2,174,629	Jul-16/4.67	279,749

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	2,609,555	Aug-16/4.68	337,131

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	6,793,157	May-16/4.745	543,765

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 2026.	2,174,629	Jul-16/4.80	296,626

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	869,852	Jul-16/4.80	118,648

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to pay a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,174,629	Jul-16/4.815	298,614

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 2.28%
versus the three month USD-LIBOR-BBA maturing
December 2016.	5,287,124	Dec-11/2.28	476

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA August 2022.	10,135,800	Aug-12/2.73	303,770

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	12,330,841	Aug-16/3.625	892,013

48

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $19,503,202) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	$1,979,672	Aug-16/4.17	$57,331

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 2024.	1,343,726	Jul-14/4.19	43,264

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 2024.	1,612,471	Aug-14/4.20	51,873

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 2024.	537,490	Jul-14/4.34	15,734

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 2024.	1,343,726	Jul-14/4.35	39,086

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 2024.	1,343,729	Jul-14/4.3725	38,397

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2026.	2,174,629	Jul-16/4.67	93,031

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	2,609,555	Aug-16/4.68	111,167

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	6,793,157	May-16/4.745	143,404

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 2026.	2,174,629	Jul-16/4.80	87,137

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	869,852	Jul-16/4.80	34,803

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,174,629	Jul-16/4.815	86,311

Option on an interest rate swap with Barclay’s Bank
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 2021.	2,958,171	Jun-16/4.89	59,412

49

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $19,503,202) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A.
for the obligation to pay a fixed rate of 2.225%
versus the three month USD-LIBOR-BBA maturing
December 2016.	$2,650,276	Dec-11/2.225	$111,921

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.4275% versus the
three month USD-LIBOR-BBA maturing April 2022.	3,930,000	Apr-12/2.4275	101,080

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.4475% versus the
three month USD-LIBOR-BBA maturing January 2022.	3,361,000	Jan-12/2.4475	75,118

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.5625% versus the
three month USD-LIBOR-BBA maturing October 2021.	2,472,000	Oct-16/2.5625	52,876

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	4,083,000	Jul-12/2.6075	148,417

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing June 2021.	3,625,739	May-16/4.11	214,386

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	3,006,194	Jun-16/4.12	178,658

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.86% versus the
three month USD-LIBOR-BBA maturing July 2026.	1,738,940	Jun-16/4.86	244,196

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 2.225%
versus the three month USD-LIBOR-BBA maturing
December 2016.	2,650,276	Dec-11/2.225	159

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing June 2021.	3,625,739	May-16/5.11	66,206

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	3,006,194	Jun-16/5.12	54,803

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.86% versus the
three month USD-LIBOR-BBA maturing July 2026.	1,738,940	Jun-16/5.86	41,912

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	3,930,000	Apr-12/2.4275	101,080

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	4,083,000	Jul-12/2.6075	148,417

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	11,940,600	Aug-12/2.855	595,955

50

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $19,503,202) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
3.51625% versus the three month USD-LIBOR-BBA
maturing November 2041.	$7,176	Nov-11/3.51625	$793

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	4,448,392	May-16/4.7575	357,989

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	16,982,891	May-16/4.77	1,374,018

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	11,940,600	Aug-12/2.855	308,665

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.01625% versus the three month USD-LIBOR-BBA
maturing November 2041.	7,176	Nov-11/4.01625	—

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	4,448,392	May-16/4.7575	93,385

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	16,982,891	May-16/4.77	354,603

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA maturing April 2022.	3,930,000	Apr-12/2.4275	101,080

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.498% versus
the three month USD-LIBOR-BBA maturing April 2022.	3,930,000	Apr-12/2.498	114,520

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.7975%
versus the three month USD-LIBOR-BBA maturing
October 2021.	989,000	Oct-16/2.7975	25,338

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 3.33%
versus the three month USD-LIBOR-BBA maturing
December 2021.	7,876,393	Dec-11/3.33	689,577

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing June 2021.	3,552,121	May-16/4.60	265,638

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing May 2021.	6,400,199	May-16/4.765	515,888

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 3.33%
versus the three month USD-LIBOR-BBA maturing
December 2021.	7,876,393	Dec-11/3.33	4,330

51

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $19,503,202) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing June 2021.	$3,552,121	May-16/4.60	$80,988

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 2021.	6,400,199	May-16/4.765	134,507

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 1.26% versus the three month USD-LIBOR-BBA
maturing November 2016.	1,292,816	Nov-11/1.26	2,909

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 2016.	5,616,862	Dec-11/1.29	23,422

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	3,930,000	Apr-12/2.4275	101,080

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.46325% versus the three month USD-LIBOR-BBA
maturing January 2022.	3,361,000	Jan-12/2.46325	77,471

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.498% versus the three month USD-LIBOR-BBA
maturing April 2022.	3,930,000	Apr-12/2.498	114,520

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.52% versus the three month USD-LIBOR-BBA
maturing January 2022.	762,000	Jan-12/2.52	20,589

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.60% versus the three month USD-LIBOR-BBA
maturing April 2022.	797,000	Apr-12/2.60	27,664

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	4,083,000	Jul-12/2.61875	150,663

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	579,000	Jul-12/2.6825	23,374

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing June 2021.	3,569,888	May-16/4.36	238,925

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 1.26% versus the three month USD-LIBOR-BBA
maturing November 2016.	1,292,816	Nov-11/1.26	7,641

52

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $19,503,202) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 2016.	$5,616,862	Dec-11/1.29	$44,205

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing June 2021.	3,569,888	May-16/4.86	72,447

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	3,930,000	Apr-12/2.4275	101,080

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
2.453% versus the three month USD-LIBOR-BBA
maturing January 2022.	3,361,000	Jan-12/2.453	76,093

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 2025.	4,829,800	Sep-15/4.04	468,375

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.29%
versus the three month USD-LIBOR-BBA maturing
July 2024.	1,337,383	Jul-14/4.29	163,458

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.36%
versus the three month USD-LIBOR-BBA maturing
July 2024.	2,517,014	Jul-14/4.36	319,175

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	4,204,800	Aug-15/4.375	1,042,639

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 2045.	4,204,800	Aug-15/4.46	1,090,069

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	2,939,389	Jun-16/4.575	217,338

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,164,363	Jul-16/4.74	287,631

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 2026.	4,073,428	Jul-16/4.79	553,787

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 2022.	9,007,500	Jan-12/4.80	1,967,058

53

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $19,503,202) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.815% versus the three month USD-LIBOR-BBA
maturing June 2026.	$1,348,204	Jun-16/4.815	$186,076

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 2022.	189,400	Apr-12/4.8675	41,016

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 2025.	91,380	Feb-15/5.27	16,602

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 2025.	4,829,800	Sep-15/4.04	243,084

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.29% versus the three month USD-LIBOR-BBA
maturing July 2024.	1,337,383	Jul-14/4.29	40,092

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing July 2024.	2,517,014	Jul-14/4.36	72,241

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	4,204,800	Aug-15/4.375	304,890

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	4,204,800	Aug-15/4.46	286,936

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	2,939,389	Jun-16/4.575	68,076

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	2,164,363	Jul-16/4.74	88,999

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 2026.	4,073,428	Jul-16/4.79	163,589

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.80% versus the three month USD-LIBOR-BBA
maturing January 2022.	9,007,500	Jan-12/4.80	153

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.815% versus the three month USD-LIBOR-BBA
maturing June 2026.	1,348,204	Jun-16/4.815	52,351

54

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $19,503,202) cont.

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 2022.		$189,400	Apr-12/4.8675	$32

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA
maturing February 2025.		91,380	Feb-15/5.27	1,933

Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 2014.	CHF	2,290,000	Jan-12/0.722	30,946

Total				$24,470,522

TBA SALE COMMITMENTS OUTSTANDING at 10/31/11 (proceeds receivable $2,025,391)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s,
November 1, 2041	$2,000,000	11/14/11	$2,033,594

Total			$2,033,594

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$7,788,000	$—	9/23/13	3 month USD-
				LIBOR-BBA	0.45%	$(14,565)

	8,259,000	—	9/26/13	3 month USD-
				LIBOR-BBA	0.5075%	(6,233)

	1,110,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.1825%	(12,041)

	8,518,000	—	10/3/13	3 month USD-
				LIBOR-BBA	0.54875%	(110)

	10,418,000	—	10/5/13	3 month USD-
				LIBOR-BBA	0.597%	9,563

	1,023,000	—	10/11/21	3 month USD-
				LIBOR-BBA	2.18%	(12,385)

	4,711,000	—	10/11/21	3 month USD-
				LIBOR-BBA	2.3%	(5,231)

	1,913,000	—	10/11/21	3 month USD-
				LIBOR-BBA	2.245%	(11,767)

	1,674,000	—	8/2/21	2.97236%	3 month USD-
					LIBOR-BBA	(111,961)

	3,598,000	—	10/14/26	3 month USD-
				LIBOR-BBA	2.74%	10,555

	4,278,000	—	8/9/13	0.553%	3 month USD-
					LIBOR-BBA	(2,853)

AUD	830,000	—	4/18/21	6.10%	6 month AUD-
					BBR-BBSW	(66,799)

55

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. cont.
CAD	534,000	$—	9/14/21	2.4075%	3 month CAD-
					BA-CDOR	$8,081

CAD	629,000	—	10/6/21	3 month CAD-
				BA-CDOR	2.445%	(8,290)

CAD	930,000	—	10/31/21	2.64%	3 month CAD-
					BA-CDOR	(2,414)

EUR	5,000,000	—	6/14/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.711561%	132,800

GBP	251,000	—	10/11/21	2.76%	6 month GBP-
					LIBOR-BBA	(2,656)

JPY	305,000,000	—	9/21/21	0.98375%	6 month JPY-
					LIBOR-BBA	10,576

JPY	114,000,000	—	10/6/21	6 month JPY-
				LIBOR-BBA	0.98625%	(4,625)

JPY	121,000,000	—	10/13/21	0.9925%	6 month JPY-
					LIBOR-BBA	6,303

Barclays Bank PLC
	$877,000	—	9/15/20	2.032%	3 month USD-
					LIBOR-BBA	8,907

	3,183,000	—	9/15/13	0.5275%	3 month USD-
					LIBOR-BBA	825

	5,724,500	—	9/19/20	2.12%	3 month USD-
					LIBOR-BBA	18,232

	8,884,500	—	9/19/13	3 month USD-
				LIBOR-BBA	0.51%	(5,627)

	1,669,500	—	9/19/41	3 month USD-
				LIBOR-BBA	3.035%	27,801

	4,254,000	—	9/20/20	2.136%	3 month USD-
					LIBOR-BBA	8,071

	6,502,700	—	9/21/13	3 month USD-
				LIBOR-BBA	0.4925%	(6,595)

	13,983,800	—	9/22/13	0.4775%	3 month USD-
					LIBOR-BBA	18,558

	4,193,000	—	9/22/21	3 month USD-
				LIBOR-BBA	2.18%	(43,828)

	1,327,000	—	9/22/41	2.975%	3 month USD-
					LIBOR-BBA	(5,545)

	8,259,000	—	9/26/13	3 month USD-
				LIBOR-BBA	0.50625%	(6,490)

	8,857,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(5,061)

	219,000	—	9/28/21	3 month USD-
				LIBOR-BBA	2.041%	(5,193)

	34,332,000	—	9/28/13	3 month USD-
				LIBOR-BBA	0.511043%	(24,862)

	105,412,500	19,878	6/17/13	0.64%	3 month USD-
					LIBOR-BBA	(355,802)

56

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$2,060,000	$—	9/29/41	3 month USD-
			LIBOR-BBA	2.857%	$(41,973)

1,347,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.155%	(17,981)

12,635,000	—	9/30/13	3 month USD-
			LIBOR-BBA	0.53%	(4,438)

2,023,000	—	9/30/21	2.165%	3 month USD-
				LIBOR-BBA	25,193

5,954,000	—	9/30/16	3 month USD-
			LIBOR-BBA	1.25625%	(1,464)

691,000	—	10/3/41	2.8175%	3 month USD-
				LIBOR-BBA	19,872

11,666,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.543%	(1,487)

1,033,000	—	10/6/21	1.999%	3 month USD-
				LIBOR-BBA	29,169

13,218,000	—	6/28/13	0.628%	3 month USD-
				LIBOR-BBA	(42,470)

300,000	—	6/29/13	0.64625%	3 month USD-
				LIBOR-BBA	(1,076)

4,590,000	—	6/29/13	0.6425%	3 month USD-
				LIBOR-BBA	(16,123)

3,400,000	—	6/30/13	0.66%	3 month USD-
				LIBOR-BBA	(13,126)

641,000 E	—	4/11/22	2.265%	3 month USD-
				LIBOR-BBA	12,179

7,378,650	—	10/7/18	1.73%	3 month USD-
				LIBOR-BBA	41,860

8,415,000	—	10/7/13	3 month USD-
			LIBOR-BBA	0.636%	(14,033)

15,091,000	—	10/7/21	3 month USD-
			LIBOR-BBA	2.11%	(273,898)

636,000	—	10/7/41	2.668%	3 month USD-
				LIBOR-BBA	37,847

904,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(3,960)

1,615,000	—	10/24/13	0.648%	3 month USD-
				LIBOR-BBA	(2,768)

1,618,000	—	10/24/21	2.363%	3 month USD-
				LIBOR-BBA	(5,739)

1,494,000	—	10/25/21	2.385%	3 month USD-
				LIBOR-BBA	(8,211)

4,580,000	—	10/27/13	0.64625%	3 month USD-
				LIBOR-BBA	(7,480)

26,709,000	—	7/12/13	3 month USD-
			LIBOR-BBA	0.7225%	132,706

13,051,000	—	7/13/13	0.645%	3 month USD-
				LIBOR-BBA	(44,572)

57

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$8,702,000	$—	7/20/13	3 month USD-
			LIBOR-BBA	0.66%	$31,808

5,621,920	(86,578)	9/21/21	3 month USD-
			LIBOR-BBA	3.14%	350,175

6,663,016	(126,930)	10/21/21	3 month USD-
			LIBOR-BBA	3.17%	390,818

6,341,600	8,176	3/30/31	3 month USD-
			LIBOR-BBA	4.17%	1,308,731

8,832,000	—	7/28/13	3 month USD-
			LIBOR-BBA	0.635%	27,231

4,770,000	—	8/2/13	0.6425%	3 month USD-
				LIBOR-BBA	(12,176)

2,433,000	—	8/3/13	0.5875%	3 month USD-
				LIBOR-BBA	(3,511)

6,353,000	—	8/5/13	3 month USD-
			LIBOR-BBA	0.576%	7,498

7,650,000	—	10/28/13	0.62875%	3 month USD-
				LIBOR-BBA	(9,431)

290,000	—	10/28/21	2.329%	3 month USD-
				LIBOR-BBA	22

1,026,000	—	10/28/41	2.9525%	3 month USD-
				LIBOR-BBA	3,486

19,491,300	—	10/31/17	1.74%	3 month USD-
				LIBOR-BBA	(162,326)

16,983,600	—	10/31/16	1.44%	3 month USD-
				LIBOR-BBA	(112,569)

1,168,000	—	10/31/21	2.5575%	3 month USD-
				LIBOR-BBA	(24,549)

1,889,000	—	10/31/21	2.55%	3 month USD-
				LIBOR-BBA	(38,400)

963,000	—	10/31/41	3 month USD-
			LIBOR-BBA	3.2025%	46,184

1,612,000	—	11/1/21	2.54%	3 month USD-
				LIBOR-BBA	(30,805)

2,824,000	—	11/1/41	3 month USD-
			LIBOR-BBA	3.205%	135,326

25,750,000	—	11/2/41	3.025%	3 month USD-
				LIBOR-BBA	(289,945)

762,000	—	11/2/41	3.052%	3 month USD-
				LIBOR-BBA	(12,764)

23,413,000	—	8/17/13	3 month USD-
			LIBOR-BBA	0.45%	(34,437)

4,436,000	—	8/17/41	3 month USD-
			LIBOR-BBA	3.343%	364,488

6,334,800	6,313	8/17/16	3 month USD-
			LIBOR-BBA	1.22%	12,597

43,957,839	—	8/18/13	0.439%	3 month USD-
				LIBOR-BBA	74,723

58

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$76,478,549 E	$—	3/21/13	3 month USD-
				LIBOR-BBA	0.44125%	$(93,304)

	2,634,000	—	8/31/21	2.348%	3 month USD-
					LIBOR-BBA	(18,826)

	2,130,000	(12,194)	9/8/16	3 month USD-
				LIBOR-BBA	2.14%	82,414

	9,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(113,182)

	10,082,000	—	8/31/13	0.509%	3 month USD-
					LIBOR-BBA	4,311

	3,763,000	—	9/6/20	2.231%	3 month USD-
					LIBOR-BBA	(27,223)

	612,000	—	9/6/41	3.2375%	3 month USD-
					LIBOR-BBA	(36,115)

	5,545,000	—	9/6/13	3 month USD-
				LIBOR-BBA	0.4925%	(4,723)

	16,130,000	—	9/6/13	3 month USD-
				LIBOR-BBA	0.48875%	(14,799)

	4,353,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.17%	(44,308)

	4,353,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.18%	(40,283)

	393,000	—	9/8/21	2.186%	3 month USD-
					LIBOR-BBA	3,421

	22,852,000	—	9/8/13	3 month USD-
				LIBOR-BBA	0.52875%	(3,542)

	800,000	—	9/8/41	2.958%	3 month USD-
					LIBOR-BBA	(1,417)

	2,142,000	—	9/12/20	2.032%	3 month USD-
					LIBOR-BBA	21,339

	9,098,000	—	9/12/13	0.497%	3 month USD-
					LIBOR-BBA	7,382

	4,808,000	—	9/12/13	0.5%	3 month USD-
					LIBOR-BBA	3,641

	493,000	—	9/12/41	3.012%	3 month USD-
					LIBOR-BBA	(6,163)

	4,020,000	—	9/12/21	2.178%	3 month USD-
					LIBOR-BBA	39,409

	1,419,000	—	9/13/13	0.52%	3 month USD-
					LIBOR-BBA	520

	1,938,000	—	9/13/21	2.145%	3 month USD-
					LIBOR-BBA	24,981

	214,000	—	9/13/41	2.975%	3 month USD-
					LIBOR-BBA	(1,044)

AUD	1,680,000	—	10/13/21	5.0575%	6 month AUD-
					BBR-BBSW	6,405

AUD	2,770,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	(116,341)

59

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
AUD	2,100,000	$—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	$136,897

AUD	1,230,000	—	4/21/21	6.0675%	6 month AUD-
					BBR-BBSW	(96,218)

EUR	9,160,000	—	6/15/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.67%	232,295

EUR	11,450,000	—	6/15/13	1.95%	3 month EUR-
					EURIBOR-
					REUTERS	(269,853)

EUR	1,024,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.532%	(3,841)

EUR	340,000	—	10/4/21	2.542%	6 month EUR-
					EURIBOR-
					REUTERS	1,008

EUR	822,000	—	10/12/21	2.675%	6 month EUR-
					EURIBOR-
					REUTERS	(10,475)

EUR	1,570,000	—	10/14/21	6 month EUR-
				EURIBOR-
				REUTERS	2.73%	30,312

GBP	1,525,000	—	9/26/21	6 month GBP-
				LIBOR-BBA	2.54%	(29,632)

GBP	361,000	—	10/3/21	2.5675%	6 month GBP-
					LIBOR-BBA	5,879

GBP	910,000	—	8/8/21	2.9785%	6 month GBP-
					LIBOR-BBA	(45,582)

GBP	412,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(41,789)

GBP	1,380,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	122,816

Citibank, N.A.
	$3,000	—	9/23/13	0.459%	3 month USD-
					LIBOR-BBA	5

	572,000	—	9/23/21	3 month USD-
				LIBOR-BBA	2.136%	(8,334)

	8,766,000	—	9/30/18	3 month USD-
				LIBOR-BBA	1.73625%	(39,294)

	13,415,000	—	10/3/13	0.55625%	3 month USD-
					LIBOR-BBA	(1,769)

	10,808,000	—	10/3/20	3 month USD-
				LIBOR-BBA	2.04%	(119,570)

	9,766,750	—	10/3/21	2.159%	3 month USD-
					LIBOR-BBA	130,294

	583,000	—	10/3/41	3 month USD-
				LIBOR-BBA	2.804%	(18,370)

	363,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	(6,639)

60

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$904,000 E	$—	4/12/22	3 month USD-
				LIBOR-BBA	2.4275%	$(3,960)

	1,671,000	—	10/17/21	3 month USD-
				LIBOR-BBA	2.37%	7,994

	3,921,000	—	10/28/13	0.62875%	3 month USD-
					LIBOR-BBA	(4,834)

	4,278,000	—	8/9/13	0.5525%	3 month USD-
					LIBOR-BBA	(2,886)

	14,935,900	(31,019)	8/25/20	2.1%	3 month USD-
					LIBOR-BBA	8,844

	17,590,500	45,087	8/25/21	3 month USD-
				LIBOR-BBA	2.24%	191

SEK	3,459,000	—	10/3/21	2.555%	3 month SEK-
					STIBOR-SIDE	2,977

SEK	3,511,000	—	10/4/21	2.5%	3 month SEK-
					STIBOR-SIDE	5,608

SEK	10,684,000	—	7/8/16	3.275%	3 month SEK-
					STIBOR-SIDE	(83,376)

SEK	11,495,000	—	7/11/16	3.2825%	3 month SEK-
					STIBOR-SIDE	(89,985)

Credit Suisse International
	$813,000	—	9/16/21	3 month USD-
				LIBOR-BBA	2.20375%	(6,318)

	23,026,000	—	9/20/13	0.52125%	3 month USD-
					LIBOR-BBA	9,814

	8,688,100	—	9/21/13	0.5%	3 month USD-
					LIBOR-BBA	7,523

	650,000	—	9/22/21	2.15125%	3 month USD-
					LIBOR-BBA	8,504

	4,654,000	—	9/29/13	3 month USD-
				LIBOR-BBA	0.52375%	(2,230)

	15,131,200	—	10/3/20	3 month USD-
				LIBOR-BBA	2.055%	(148,459)

	13,673,450	—	10/3/21	2.172%	3 month USD-
					LIBOR-BBA	166,138

	20,657,300	47,354	3/14/41	4.36%	3 month USD-
					LIBOR-BBA	(5,844,211)

	14,800,000 E	—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	(87,024)

	6,084,000	—	10/11/13	3 month USD-
				LIBOR-BBA	0.65375%	12,016

	904,000 E	—	4/12/22	3 month USD-
				LIBOR-BBA	2.4275%	(3,960)

	9,828,000	—	10/11/13	3 month USD-
				LIBOR-BBA	0.68%	24,468

	633,000	—	10/17/21	3 month USD-
				LIBOR-BBA	2.37%	3,028

61

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$64,439,200	$(13,184)	2/24/15	2.04%	3 month USD-
					LIBOR-BBA	$(2,831,850)

	5,935,000	—	10/31/13	3 month USD-
				LIBOR-BBA	0.65%	9,960

	18,932,000	—	11/1/13	3 month USD-
				LIBOR-BBA	0.63%	24,233

	2,313,000	—	11/2/13	0.5825%	3 month USD-
					LIBOR-BBA	(740)

	5,774,000	—	11/2/13	0.56%	3 month USD-
					LIBOR-BBA	751

	5,098,000	—	8/8/13	3 month USD-
				LIBOR-BBA	0.57375%	5,642

	4,278,000	—	8/9/13	0.5525%	3 month USD-
					LIBOR-BBA	(2,886)

	334,000	—	8/18/41	3 month USD-
				LIBOR-BBA	3.3688%	29,175

	1,651,000	—	8/18/13	0.4385%	3 month USD-
					LIBOR-BBA	2,825

	389,000	—	8/24/41	3.0775%	3 month USD-
					LIBOR-BBA	(10,618)

	149,000	—	8/26/21	2.362%	3 month USD-
					LIBOR-BBA	(1,277)

	11,911,700	—	8/31/13	3 month USD-
				LIBOR-BBA	0.493%	(8,984)

	7,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(88,030)

	4,353,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.17%	(44,308)

	1,533,000	—	9/14/41	2.944%	3 month USD-
					LIBOR-BBA	2,366

	1,044,000	—	9/14/13	3 month USD-
				LIBOR-BBA	0.53875%	(14)

	84,817,400	6,048	5/27/13	0.72%	3 month USD-
					LIBOR-BBA	(447,874)

CHF	2,096,000	—	9/28/21	6 month CHF-
				LIBOR-BBA	1.405%	(16,036)

CHF	574,000	—	10/5/21	6 month CHF-
				LIBOR-BBA	1.44%	(2,146)

CHF	330,000	—	10/7/21	1.465%	6 month CHF-
					LIBOR-BBA	349

CHF	447,000	—	10/10/21	1.45%	6 month CHF-
					LIBOR-BBA	1,329

CHF	530,000	—	10/14/21	1.535%	6 month CHF-
					LIBOR-BBA	(2,940)

GBP	740,000	—	10/12/21	6 month GBP-
				LIBOR-BBA	2.7875%	10,681

GBP	910,000	—	8/15/21	6 month GBP-
				LIBOR-BBA	2.91%	35,747

62

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
$1,113,000	$—	9/14/21	2.145%	3 month USD-
				LIBOR-BBA	$14,443

1,351,000	—	9/14/41	3 month USD-
			LIBOR-BBA	2.95%	(426)

3,842,000	—	9/19/14	3 month USD-
			LIBOR-BBA	0.6625%	(2,065)

7,656,000	—	9/27/18	3 month USD-
			LIBOR-BBA	1.515%	(146,608)

8,857,000	—	9/27/13	3 month USD-
			LIBOR-BBA	0.5175%	(5,061)

60,000	—	9/29/21	2.165%	3 month USD-
				LIBOR-BBA	746

1,110,000	—	9/30/21	3 month USD-
			LIBOR-BBA	2.1875%	(11,537)

17,292,800	—	10/3/20	3 month USD-
			LIBOR-BBA	2.034%	(200,039)

15,626,800	—	10/3/21	2.153%	3 month USD-
				LIBOR-BBA	217,137

1,419,000	—	10/4/13	3 month USD-
			LIBOR-BBA	0.56125%	312

883,000	—	10/4/14	3 month USD-
			LIBOR-BBA	0.7175%	563

32,794,560	—	10/7/14	3 month USD-
			LIBOR-BBA	0.792%	92,304

26,854,050	—	10/7/16	1.3045%	3 month USD-
				LIBOR-BBA	(43,323)

11,669,760	—	10/7/17	3 month USD-
			LIBOR-BBA	1.532%	(24,215)

184,000 E	—	10/7/21	3 month USD-
			LIBOR-BBA	3.0475%	(3,485)

21,863,040	—	10/7/14	3 month USD-
			LIBOR-BBA	0.787%	58,271

17,902,700	—	10/7/16	1.30125%	3 month USD-
				LIBOR-BBA	(25,979)

7,779,840	—	10/7/17	3 month USD-
			LIBOR-BBA	1.529%	(17,560)

7,898,250	—	10/7/16	1.303%	3 month USD-
				LIBOR-BBA	(12,102)

9,018,350	—	10/7/18	1.7265%	3 month USD-
				LIBOR-BBA	53,257

904,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(3,960)

734,000 E	—	4/13/22	3 month USD-
			LIBOR-BBA	2.498%	1,409

1,354,000	—	10/14/41	2.94375%	3 month USD-
				LIBOR-BBA	5,240

7,608,000	—	10/31/13	3 month USD-
			LIBOR-BBA	0.6505%	12,843

63

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$787,000	$—	11/1/41	3 month USD-
				LIBOR-BBA	3.21%	$38,516

	20,978,200	11,196	7/18/14	3 month USD-
				LIBOR-BBA	0.96%	235,228

	18,348,000	—	7/27/13	0.6325%	3 month USD-
					LIBOR-BBA	(55,831)

	4,278,000	—	8/9/13	0.5525%	3 month USD-
					LIBOR-BBA	(2,886)

	2,381,000	—	11/2/21	2.365%	3 month USD-
					LIBOR-BBA	(7,191)

	3,507,900	—	8/24/16	1.23%	3 month USD-
					LIBOR-BBA	(3,466)

	5,886,600	—	8/24/21	2.271%	3 month USD-
					LIBOR-BBA	(2,328)

	3,780,300	—	8/24/41	3 month USD-
				LIBOR-BBA	3.081%	105,897

	25,038,900	—	8/30/13	3 month USD-
				LIBOR-BBA	0.5075%	(11,829)

	12,690,200	—	8/30/21	2.4075%	3 month USD-
					LIBOR-BBA	(157,032)

	5,377,400	—	8/30/41	3 month USD-
				LIBOR-BBA	3.2425%	326,440

	7,755,500	—	8/31/13	3 month USD-
				LIBOR-BBA	0.4925%	(5,856)

	7,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(88,030)

	1,042,200	—	9/12/13	3 month USD-
				LIBOR-BBA	0.5%	(789)

	3,967,300	—	9/12/21	3 month USD-
				LIBOR-BBA	2.2125%	(26,328)

	2,030,800	—	9/12/41	3.065%	3 month USD-
					LIBOR-BBA	(47,366)

	425,000	—	9/14/16	1.175%	3 month USD-
					LIBOR-BBA	1,340

	3,229,328	(103,339)	8/25/41	3 month USD-
				LIBOR-BBA	4.09%	652,807

EUR	3,420,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	(421,533)

KRW	1,079,000,000	—	8/16/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.42%	(5,333)

KRW	1,077,000,000	—	5/9/16	4.115%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(24,763)

KRW	1,077,000,000	—	4/22/16	4.135%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(24,324)

64

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
KRW	1,068,000,000	$—	4/29/16	4.14%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	$(24,311)

Goldman Sachs International
$5,724,500		—	9/19/20	2.13375%	3 month USD-
					LIBOR-BBA	11,672

8,884,500		—	9/19/13	3 month USD-
				LIBOR-BBA	0.515%	(4,775)

1,669,500		—	9/19/41	3 month USD-
				LIBOR-BBA	3.05%	32,906

247,000		—	9/20/41	3.065%	3 month USD-
					LIBOR-BBA	(5,604)

6,344,900		—	9/21/13	0.5%	3 month USD-
					LIBOR-BBA	5,494

875,000		—	9/21/21	3 month USD-
				LIBOR-BBA	2.188%	(8,426)

10,148,200		—	9/22/13	0.478%	3 month USD-
					LIBOR-BBA	13,361

6,797,000		—	9/23/13	3 month USD-
				LIBOR-BBA	0.4525%	(12,422)

6,654,000		—	9/26/13	3 month USD-
				LIBOR-BBA	0.50625%	(5,229)

5,658,000		—	9/26/21	3 month USD-
				LIBOR-BBA	1.93875%	(186,449)

9,780,394		(355,517)	9/29/41	3 month USD-
				LIBOR-BBA	3.99%	1,704,056

2,350,000		—	9/28/41	2.69625%	3 month USD-
					LIBOR-BBA	124,764

9,882,000		—	9/28/13	3 month USD-
				LIBOR-BBA	0.5125%	(6,945)

100,000		—	9/29/41	3 month USD-
				LIBOR-BBA	2.87%	(1,772)

1,251,000		—	9/29/21	3 month USD-
				LIBOR-BBA	2.15125%	(17,117)

1,441,000		—	10/3/13	3 month USD-
				LIBOR-BBA	0.558%	251

15,968,000		—	10/7/14	3 month USD-
				LIBOR-BBA	0.7775%	38,067

2,319,000		—	10/11/21	3 month USD-
				LIBOR-BBA	2.16%	(32,323)

904,000 E		—	4/12/22	3 month USD-
				LIBOR-BBA	2.4275%	(3,959)

42,961,600		(18,263)	7/20/16	3 month USD-
				LIBOR-BBA	1.79%	1,332,259

734,000 E		—	4/13/22	3 month USD-
				LIBOR-BBA	2.498%	1,409

1,697,000		—	10/14/21	3 month USD-
				LIBOR-BBA	2.3745%	9,301

65

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$891,000	$—	10/17/21	2.365%	3 month USD-
				LIBOR-BBA	$(3,851)

4,565,000	—	10/17/13	3 month USD-
			LIBOR-BBA	0.65375%	8,702

3,181,000	—	10/18/13	3 month USD-
			LIBOR-BBA	0.65875%	6,558

4,210,000	—	10/18/21	2.40125%	3 month USD-
				LIBOR-BBA	(34,954)

7,115,000	—	10/21/13	3 month USD-
			LIBOR-BBA	0.632%	10,173

408,000	—	10/21/21	3 month USD-
			LIBOR-BBA	2.36%	1,448

53,000	—	10/21/41	3 month USD-
			LIBOR-BBA	2.94125%	(260)

2,022,000	—	7/21/13	3 month USD-
			LIBOR-BBA	0.665%	7,565

4,743,000	—	7/25/13	3 month USD-
			LIBOR-BBA	0.65625%	16,736

13,318,000	—	7/25/13	0.65625%	3 month USD-
				LIBOR-BBA	(46,995)

16,443,900 E	—	3/19/13	1.09375%	3 month USD-
				LIBOR-BBA	(86,495)

14,206,000	—	7/26/13	3 month USD-
			LIBOR-BBA	0.63%	42,653

8,126,000	—	7/28/13	3 month USD-
			LIBOR-BBA	0.61875%	22,438

3,389,900	—	10/25/21	2.39625%	3 month USD-
				LIBOR-BBA	(22,163)

2,234,000	—	10/26/13	0.64875%	3 month USD-
				LIBOR-BBA	(3,798)

1,792,000	—	10/26/21	3 month USD-
			LIBOR-BBA	2.3825%	9,284

2,048,000	—	10/26/41	3 month USD-
			LIBOR-BBA	3.005%	15,723

189,000	—	10/26/21	3 month USD-
			LIBOR-BBA	2.415%	1,541

721,000	—	10/26/41	3 month USD-
			LIBOR-BBA	3.0375%	10,297

137,000	—	10/27/21	3 month USD-
			LIBOR-BBA	2.435%	1,357

452,000	—	10/31/41	3.10275%	3 month USD-
				LIBOR-BBA	(12,501)

6,843,000	—	8/4/13	3 month USD-
			LIBOR-BBA	.58875%	9,916

1,030,000	—	8/18/21	2.3425%	3 month USD-
				LIBOR-BBA	(7,725)

3,150,000	—	8/24/16	1.235%	3 month USD-
				LIBOR-BBA	(3,897)

66

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$2,390,000	$—	8/24/21	3 month USD-
				LIBOR-BBA	2.2625%	$(933)

	100,000	—	8/24/41	3.075%	3 month USD-
					LIBOR-BBA	(2,678)

	4,146,000	—	8/30/13	3 month USD-
				LIBOR-BBA	0.48375%	(3,947)

	7,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(88,030)

	5,683,000	—	9/1/20	2.225%	3 month USD-
					LIBOR-BBA	(41,012)

	585,000	—	9/1/13	3 month USD-
				LIBOR-BBA	0.4975%	(417)

	182,000	—	9/1/41	3 month USD-
				LIBOR-BBA	3.195%	9,232

	869,000	—	9/6/21	2.2575%	3 month USD-
					LIBOR-BBA	1,734

	3,628,000	—	9/13/13	0.52125%	3 month USD-
					LIBOR-BBA	1,215

	1,610,000	—	9/13/41	3.023%	3 month USD-
					LIBOR-BBA	(23,620)

	1,443,000	—	9/13/21	3 month USD-
				LIBOR-BBA	2.16625%	(15,789)

EUR	3,960,000	—	6/21/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.632%	115,820

EUR	1,500,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	(4,159)

EUR	3,400,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	(9,427)

EUR	330,000	—	10/6/21	2.439%	6 month EUR-
					EURIBOR-
					REUTERS	5,223

EUR	6,670,000	—	5/26/13	2.224%	6 month EUR-
					EURIBOR-
					REUTERS	(123,580)

GBP	781,000 E	—	9/22/31	6 month GBP-
				LIBOR-BBA	4.06%	6,819

GBP	412,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	(8,747)

GBP	741,000 E	—	9/23/31	3.99%	6 month GBP-
					LIBOR-BBA	(1,287)

GBP	287,000	—	10/6/21	2.525%	6 month GBP-
					LIBOR-BBA	6,958

GBP	710,000 E	—	8/9/31	4.605%	6 month GBP-
					LIBOR-BBA	(44,865)

67

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
GBP	710,000 E	$—	8/10/31	4.5175%	6 month GBP-
					LIBOR-BBA	$(38,609)

KRW	2,056,000,000	—	9/19/16	3.395%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	12,289

KRW	2,991,000,000	—	7/11/16	4.035%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(58,866)

KRW	1,032,000,000	—	4/21/16	4.12%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(22,757)

KRW	2,394,020,000	—	8/2/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.845%	30,516

SEK	2,610,000	—	9/9/21	2.65%	3 month SEK-
					STIBOR-SIDE	(1,146)

JPMorgan Chase Bank, N.A.
	$2,475,300	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	431,180

	29,700,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	(178,200)

	14,800,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	(91,316)

	8,857,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(5,061)

	17,300,000	—	7/11/13	0.715%	3 month USD-
					LIBOR-BBA	(83,500)

	3,298,000	—	7/19/21	3.074%	3 month USD-
					LIBOR-BBA	(257,650)

	2,598,000	—	9/29/21	3 month USD-
				LIBOR-BBA	2.18%	(28,726)

	1,100,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.203%	(9,868)

	2,071,000	—	10/3/21	3 month USD-
				LIBOR-BBA	2.184%	(22,887)

	933,000	—	10/4/41	2.75%	3 month USD-
					LIBOR-BBA	39,726

	4,121,000	—	10/4/13	3 month USD-
				LIBOR-BBA	0.58%	2,447

	1,787,000	—	10/7/21	2.068%	3 month USD-
					LIBOR-BBA	39,310

	973,000	—	10/11/21	2.2395%	3 month USD-
					LIBOR-BBA	6,474

	904,000 E	—	4/12/22	3 month USD-
				LIBOR-BBA	2.4275%	(3,960)

	3,910,000	—	10/14/13	3 month USD-
				LIBOR-BBA	0.677%	9,342

68

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$1,038,000	$—	10/17/21	3 month USD-
				LIBOR-BBA	2.37%	$4,966

	4,256,200	—	10/19/21	3 month USD-
				LIBOR-BBA	2.387%	26,385

	10,785,000	—	10/28/13	3 month USD-
				LIBOR-BBA	0.65%	17,826

	442,000	—	10/28/21	3 month USD-
				LIBOR-BBA	2.396%	2,675

	1,143,000	—	10/28/21	3 month USD-
				LIBOR-BBA	2.351%	2,209

	452,000	—	10/31/41	3.235%	3 month USD-
					LIBOR-BBA	(24,669)

	2,253,400	—	11/1/21	2.445%	3 month USD-
					LIBOR-BBA	(23,458)

	27,272,000	—	11/2/13	0.5925%	3 month USD-
					LIBOR-BBA	(14,181)

	8,587,000	—	8/19/13	0.4475%	3 month USD-
					LIBOR-BBA	13,166

	1,574,000	—	8/19/41	3.299%	3 month USD-
					LIBOR-BBA	(114,902)

	1,452,000	—	8/23/41	3.088%	3 month USD-
					LIBOR-BBA	(42,883)

	16,732,000	—	8/23/13	3 month USD-
				LIBOR-BBA	0.485%	(13,939)

	861,000	—	8/30/21	3 month USD-
				LIBOR-BBA	2.4225%	11,838

	6,204,400	—	8/31/13	3 month USD-
				LIBOR-BBA	0.5%	(3,801)

	440,000	—	9/2/13	0.486%	3 month USD-
					LIBOR-BBA	418

	345,000	—	9/2/41	3.187%	3 month USD-
					LIBOR-BBA	(16,908)

	4,747,000	—	9/2/21	3 month USD-
				LIBOR-BBA	2.35%	32,593

	8,238,000	—	9/14/21	3 month USD-
				LIBOR-BBA	2.124%	(122,781)

	2,715,000	—	9/14/13	0.535%	3 month USD-
					LIBOR-BBA	241

	9,550,000	—	9/14/21	2.1575%	3 month USD-
					LIBOR-BBA	112,981

	1,105,000	—	9/15/41	2.984%	3 month USD-
					LIBOR-BBA	(7,226)

	2,483,000	—	9/19/21	3 month USD-
				LIBOR-BBA	2.266%	(5,822)

	2,258,000	—	9/19/16	3 month USD-
				LIBOR-BBA	1.231%	(1,721)

CAD	1,930,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	33,038

69

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
CAD	3,230,000	$—	9/21/21	3 month CAD-
				BA-CDOR	2.3911%	$(55,292)

CAD	590,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	10,099

CAD	810,000	—	9/27/21	3 month CAD-
				BA-CDOR	2.415%	(12,426)

CAD	882,000	—	10/7/21	3 month CAD-
				BA-CDOR	2.5125%	(6,397)

CAD	940,000	—	10/14/21	3 month CAD-
				BA-CDOR	2.6575%	5,037

EUR	9,160,000	—	6/13/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.74%	250,602

EUR	9,160,000	—	6/13/13	1.9865%	3 month EUR-
					EURIBOR-
					REUTERS	(224,529)

GBP	385,000	—	10/14/21	2.812%	6 month GBP-
					LIBOR-BBA	(6,818)

JPY	92,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(47,884)

JPY	193,710,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(28,561)

JPY	193,170,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	18,443

JPY	8,800,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	3,090

JPY	11,800,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(1,304)

JPY	114,000,000	—	9/12/21	1.02375%	6 month JPY-
					LIBOR-BBA	(2,547)

UBS, AG
AUD	1,793,000	—	9/27/21	6 month AUD-
				BBR-BBSW	4.79%	(45,161)

AUD	1,602,000	—	9/27/16	4.46%	6 month AUD-
					BBR-BBSW	15,031

CHF	9,043,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(130,732)

Total						$(5,859,138)

E See Note 1 to the financial statements regarding extended effective dates.

70

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$2,526,221	$(7,105)	1/12/40	5.00% (1 month	Synthetic TRS	$4,895
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Barclays Bank PLC
2,195,575	—	1/12/40	4.50% (1 month	Synthetic MBX	13,478
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

5,262,007	—	1/12/38	(6.50%) 1 month	Synthetic TRS	47,853
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

4,910,277	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(14,562)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

3,209,778	—	1/12/40	5.00% (1 month	Synthetic MBX	22,548
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,416,408	—	1/12/41	5.00% (1 month	Synthetic MBX	15,084
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

13,434,808	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(39,843)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

8,327,445	—	1/12/41	5.00% (1 month	Synthetic MBX	51,982
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,704,697	—	1/12/41	5.00% (1 month	Synthetic MBX	10,641
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

10,986,351	—	1/12/208	(6.50%) 1 month	Synthetic MBX	(32,582)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

7,954,116	—	1/12/41	5.00% (1 month	Synthetic MBX	49,651
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,293,550	—	1/12/40	4.00% (1 month	Synthetic MBX	16,268
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

71

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$384,709	$—	1/12/40	4.00% (1 month	Synthetic TRS	$1,706
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

800,000	—	4/7/16	(2.63%)	USA Non Revised	(14,430)
				Consumer Price
				Index-Urban
				(CPI-U)

2,526,221	48,550	1/12/40	(5.00%) 1 month	Synthetic TRS	36,899
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

752,650	—	1/12/38	(6.50%) 1 month	Synthetic TRS	6,845
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,454,144	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(7,278)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

3,359,908	—	1/12/40	4.00% (1 month	Synthetic MBX	16,596
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,275,662	—	1/12/40	4.50% (1 month	Synthetic MBX	13,970
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

5,827,507	—	1/12/41	5.00% (1 month	Synthetic MBX	36,377
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

443,895	—	1/12/41	4.50% (1 month	Synthetic MBX	3,002
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

185,597	—	1/12/40	5.00% (1 month	Synthetic MBX	1,304
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

600,914	—	1/12/40	5.00% (1 month	Synthetic MBX	4,221
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

435,628	—	1/12/40	5.00% (1 month	Synthetic MBX	3,060
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

72

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$4,508,073	$—	1/12/41	5.00% (1 month	Synthetic TRS	$13,884
			USD-LIBOR)	Index 5.00%
				30 year Ginnie Mae II
				pools

Citibank, N.A.
605,167	—	1/12/41	5.00% (1 month	Synthetic MBX	3,778
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

7,540,843	—	1/12/40	5.00% (1 month	Synthetic TRS	50,367
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Credit Suisse International
869,105	—	1/12/40	5.00% (1 month	Synthetic TRS	5,805
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

2,274,725	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,746)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

Deutsche Bank AG
2,189,541	—	1/12/39	(6.00%) 1 month	Synthetic TRS	18,429
			USD-LIBOR	Index 6.00%
				30 year Fannie Mae
				pools

2,274,725	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,746)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

Goldman Sachs International
460,000	—	3/1/16	2.47%	USA Non Revised	3,712
				Consumer Price
				Index-Urban
				(CPI-U)

345,000	—	3/3/16	2.45%	USA Non Revised	2,439
				Consumer Price
				Index-Urban
				(CPI-U)

5,403,890	—	1/12/41	5.00% (1 month	Synthetic MBX	33,732
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

5,245,231	—	1/12/38	(6.50%) 1 month	Synthetic TRS	47,700
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

73

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
EUR	2,294,000	$—	10/18/13	(1.7775%)	Eurostat Eurozone	$(5,745)
					HICP excluding
					tobacco

Total						$408,294

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/11

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	$(1,514)	$170,000	12/20/19	(100 bp)	$23,097

Deutsche Bank AG
France, Gov’t of,
4.25%, 04/25/2019	—	1,870	2,000,000	6/20/15	(100 bp)	36,283

Total						$59,380

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index.

74

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$19,672,555	$—

Corporate bonds and notes	—	32,238,998	—

Foreign government bonds and notes	—	2,369,265	—

Mortgage-backed securities	—	103,990,607	582,141

Purchased options outstanding	—	11,299,980	—

U.S. Government Agency Obligations	—	705,234	—

U.S. Government and Agency Mortgage Obligations	—	62,448,956	—

U.S. Treasury Obligations	—	58,756	—

Short-term investments	4,289,742	249,806,907	—

Totals by level	$4,289,742	$482,591,258	$582,141

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(15,222)	$—

Futures contracts	769,049	—	—

Written options	—	(24,470,522)	—

TBA sale commitments	—	(2,033,594)	—

Interest rate swap contracts	—	(5,256,166)	—

Total return swap contracts	—	366,849	—

Credit default contracts	—	59,024	—

Totals by level	$769,049	$(31,349,631)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

75

Statement of assets and liabilities 10/31/11

ASSETS

Investment in securities, at value, including of securities on loan (Note 1):
Unaffiliated issuers (identified cost $481,843,592)	$483,173,399
Affiliated issuers (identified cost $4,289,742) (Notes 1 and 6)	4,289,742

Cash	438,271

Foreign currency (cost $1,169) (Note 1)	1,152

Interest and other receivables	208,352

Receivable for shares of the fund sold	1,202,675

Receivable for investments sold	10,587,631

Unrealized appreciation on swap contracts (Note 1)	11,674,890

Unrealized appreciation on forward currency contracts (Note 1)	85,691

Receivable from Manager (Note 2)	37,710

Premium paid on swap contracts (Note 1)	755,643

Total assets	512,455,156

LIABILITIES

Payable for variation margin (Note 1)	15,783

Payable for investments purchased	6,401,698

Payable for purchases of delayed delivery securities (Note 1)	57,498,912

Payable for shares of the fund repurchased	4,117,747

Payable for investor servicing fees (Note 2)	47,232

Payable for custodian fees (Note 2)	17,711

Payable for Trustee compensation and expenses (Note 2)	7,956

Payable for administrative services (Note 2)	1,266

Payable for distribution fees (Note 2)	329,657

Unrealized depreciation on forward currency contracts (Note 1)	100,913

Interest payable for short sales (Note 1)	2,528

Written options outstanding, at value (premiums received $19,503,202) (Notes 1 and 3)	24,470,522

Premium received on swap contracts (Note 1)	194,472

Unrealized depreciation on swap contracts (Note 1)	17,066,354

TBA sale commitments, at value (proceeds receivable $2,025,391) (Note 1)	2,033,594

Total liabilities	112,306,345

Net assets	$400,148,811

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$407,105,249

Undistributed net investment income (Note 1)	4,093,378

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(2,774,749)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(8,275,067)

Total — Representing net assets applicable to capital shares outstanding	$400,148,811

(Continued on next page)

76

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($249,745,533 divided by 24,599,222 shares)	$10.15

Offering price per class A share (100/99.00 of $10.15)*	$10.25

Net asset value and offering price per class B share ($3,070,230 divided by 303,638 shares)**	$10.11

Net asset value and offering price per class C share ($62,600,454 divided by 6,240,305 shares)**	$10.03

Net asset value and redemption price per class M share ($3,576,454 divided by 352,994 shares)	$10.13

Offering price per class M share (100/99.25 of $10.13)*	$10.21

Net asset value, offering price and redemption price per class R share
($316,591 divided by 31,380 shares)	$10.09

Net asset value, offering price and redemption price per class Y share
($80,839,549 divided by 7,925,532 shares)	$10.20

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

77

Statement of operations Year ended 10/31/11

INVESTMENT INCOME

Interest (including interest income of $25,651 from investments in affiliated issuers) (Note 6)	$11,147,896

Total investment income	11,147,896

EXPENSES

Compensation of Manager (Note 2)	1,879,268

Investor servicing fees (Note 2)	515,459

Custodian fees (Note 2)	59,420

Trustee compensation and expenses (Note 2)	21,906

Administrative services (Note 2)	10,220

Distribution fees — Class A (Note 2)	561,874

Distribution fees — Class B (Note 2)	13,296

Distribution fees — Class C (Note 2)	664,446

Distribution fees — Class M (Note 2)	9,748

Distribution fees — Class R (Note 2)	1,810

Other	201,640

Fees waived and reimbursed by Manager (Note 2)	(1,112,119)

Total expenses	2,826,968

Expense reduction (Note 2)	(949)

Net expenses	2,826,019

Net investment income	8,321,877

Net realized gain on investments (Notes 1 and 3)	3,241,878

Net realized loss on swap contracts (Note 1)	(7,734,233)

Net realized loss on futures contracts (Note 1)	(2,262,405)

Net realized loss on foreign currency transactions (Note 1)	(10,416)

Net realized gain on written options (Notes 1 and 3)	958,510

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(4,283)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	(7,387,094)

Net loss on investments	(13,198,043)

Net decrease in net assets resulting from operations	$(4,876,166)

The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 10/31/11	Year ended 10/31/10

Operations:
Net investment income	$8,321,877	$4,646,098

Net realized gain (loss) on investments
and foreign currency transactions	(5,806,666)	366,399

Net unrealized depreciation of investments and assets
and liabilities in foreign currencies	(7,391,377)	(1,894,436)

Net increase (decrease) in net assets resulting from operations	(4,876,166)	3,118,061

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(2,216,226)	(218,894)

Class B	(25,047)	—

Class C	(379,540)	(25,277)

Class M	(36,496)	(3,043)

Class R	(3,804)	(245)

Class Y	(974,559)	(263,834)

Net realized short-term gain on investments

Class A	(88,648)	—

Class B	(1,376)	—

Class C	(33,293)	—

Class M	(1,484)	—

Class R	(167)	—

Class Y	(33,839)	—

From net realized long-term gain on investments
Class A	(1,418,361)	(6,638)

Class B	(22,019)	(198)

Class C	(532,687)	(2,808)

Class M	(23,737)	(98)

Class R	(2,670)	(8)

Class Y	(541,421)	(6,136)

Redemption fees (Note 1)	—	3,600

Increase from capital share transactions (Note 4)	94,869,839	179,115,781

Total increase in net assets	83,658,299	181,710,263

NET ASSETS

Beginning of year	316,490,512	134,780,249

End of year (including undistributed net investment income of
$4,093,378 and $2,110,111, respectively)	$400,148,811	$316,490,512

The accompanying notes are an integral part of these financial statements.

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Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
October 31, 2011	$10.44	.23	(.30)	(.07)	(.13)	(.09)	(.22)	—	$10.15	(.79)	$249,746	.67 [d]	2.27 [d]	186 [f]
October 31, 2010	10.32	.20	(.05)	.15	(.03)	— [e]	(.03)	— [e]	10.44	1.50	169,380	1.01	1.92	199 [f]
October 31, 2009 †	10.00	.16	.16	.32	— [e]	—	— [e]	— [e]	10.32	3.22*	57,719	1.03 *[d]	1.51 *[d]	44 *

Class B
October 31, 2011	$10.39	.22	(.32)	(.10)	(.09)	(.09)	(.18)	—	$10.11	(1.03)	$3,070	.87 [d]	2.10 [d]	186 [f]
October 31, 2010	10.27	.16	(.04)	.12	—	— [e]	— [e]	— [e]	10.39	1.18	3,070	1.35	1.58	199 [f]
October 31, 2009 †	10.00	.11	.16	.27	— [e]	—	— [e]	— [e]	10.27	2.71*	1,931	1.54 *[d]	1.03 *[d]	44 *

Class C
October 31, 2011	$10.33	.16	(.31)	(.15)	(.06)	(.09)	(.15)	—	$10.03	(1.56)	$62,600	1.42 [d]	1.58 [d]	186 [f]
October 31, 2010	10.26	.12	(.04)	.08	(.01)	— [e]	(.01)	— [e]	10.33	.78	68,078	1.76	1.17	199 [f]
October 31, 2009 †	10.00	.11	.15	.26	— [e]	—	— [e]	— [e]	10.26	2.61*	20,426	1.67 *[d]	1.04 *[d]	44 *

Class M
October 31, 2011	$10.42	.23	(.31)	(.08)	(.12)	(.09)	(.21)	—	$10.13	(.81)	$3,576	.72 [d]	2.22 [d]	186 [f]
October 31, 2010	10.31	.19	(.05)	.14	(.03)	— [e]	(.03)	— [e]	10.42	1.38	2,691	1.08	1.87	199 [f]
October 31, 2009 †	10.00	.15	.16	.31	— [e]	—	— [e]	— [e]	10.31	3.12*	850	1.16 *[d]	1.47 *[d]	44 *

Class R
October 31, 2011	$10.39	.21	(.31)	(.10)	(.11)	(.09)	(.20)	—	$10.09	(1.00)	$317	.92 [d]	2.06 [d]	186 [f]
October 31, 2010	10.30	.18	(.06)	.12	(.03)	— [e]	(.03)	— [e]	10.39	1.20	302	1.26	1.71	199 [f]
October 31, 2009 †	10.00	.11	.19	.30	— [e]	—	— [e]	— [e]	10.30	3.02*	14	1.24 *[d]	1.10 *[d]	44 *

Class Y
October 31, 2011	$10.48	.26	(.31)	(.05)	(.14)	(.09)	(.23)	—	$10.20	(0.51)	$80,840	.42 [d]	2.55 [d]	186 [f]
October 31, 2010	10.34	.23	(.05)	.18	(.04)	— [e]	(.04)	— [e]	10.48	1.78	72,970.76		2.17	199 [f]
October 31, 2009 †	10.00	.20	.14	.34	— [e]	—	— [e]	— [e]	10.34	3.42*	53,840	.81 *[d]	1.87 *[d]	44 *

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

October 31, 2011	0.29%

October 31, 2009	0.44

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

80	81

Notes to financial statements 10/31/11

Note 1: Significant accounting policies

Putnam Absolute Return 100 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks to earn a positive total return that exceeds the rate of inflation by 100 basis points (or 1.00%) as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index, over a reasonable period of time regardless of market conditions or general market direction. The fund pursues its goal through a broadly diversified portfolio reflecting uncorrelated fixed income strategies designed to exploit market inefficiencies across global markets and fixed income sectors. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to sell or buy.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase (prior to August 5, 2010, the contingent deferred sales charge on Class B shares was applicable if they were sold within four years of purchase). Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to April 5, 2010, the maximum front-end sales charge for class A and class M shares was 3.25% and 2.00%, respectively. Prior to April 5, 2010, class B shares were subject to a contingent deferred sales charge if those shares were redeemed within four years of purchase.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, the redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from November 1, 2010 through October 31, 2011.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services

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or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between

83

the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

G) Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average number of contracts of approximately 610 on futures contracts for the reporting period.

H) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, and to gain exposure to interest rates. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately 200,200,000 on purchased options contracts for the reporting period.

I) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $1,800,000 on forward currency contracts for the reporting period.

J) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector

84

exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

K) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $1,142,900,000 on interest rate swap contracts for the reporting period.

L) Credit default contracts The fund entered into credit default contracts to hedge credit risk. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed

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after the fund’s portfolio. The fund had an average notional amount of approximately $5,800,000 on credit default swap contracts for the reporting period.

M) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $5,730,505 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $24,049,051 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $25,426,829.

N) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

O) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

P) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or

86

credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Q) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

R) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

S) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

At October 31, 2011, the fund had a capital loss carryover of $1,493,071 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2019. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

T) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of unrealized and realized gains and losses on certain futures contracts, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $2,702,938 to decrease undistributed net investment income and $23,063 to increase paid-in-capital, with a decrease to accumulated net realized losses of $2,679,875.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$9,511,903
Unrealized depreciation	(8,691,104)

Net unrealized appreciation	820,799
Undistributed ordinary income	3,892,084
Capital loss carryforward	1,493,071
Cost for federal income tax purposes	$486,642,342

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U) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.630%	of the first $5 billion,
0.580%	of the next $5 billion,
0.530%	of the next $10 billion,
0.480%	of the next $10 billion,
0.430%	of the next $50 billion,
0.410%	of the next $50 billion,
0.400%	of the next $100 billion,
0.395%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 1.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.04%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.48% of the fund’s average net assets before an increase of $62,434 (0.02% of the fund’s average net assets) based on performance.

Effective November 1, 2010, Putnam Management has agreed to limit the fund’s total expenses through June 30, 2012, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under the fund’s distribution plan) will not exceed an annual rate of 0.40% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $1,112,119 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

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Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $949 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $326, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. Prior to April 5, 2010 the annual rates were 0.85% and 0.40% of the average net assets attributable to class B and class M shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $7,742 and $252 from the sale of class A and class M shares, respectively, and received $11,925 and $15,756 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class  A and class  M shares, respectively. For the reporting period, Putnam Retail

89

Management Limited Partnership, acting as underwriter, received $10,258 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $349,865,646 and $346,706,533, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $3,003,443 and $2,951,442, respectively.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding
at the beginning of the reporting period	USD	139,118,960	$8,269,000
	CHF	—	$—

Options opened	USD	403,592,283	15,609,503
	CHF	9,160,000	10,001

Options exercised	USD	(95,082,319)	(3,144,747)
	CHF	—	—

Options expired	USD	—	—
	CHF	—	—

Options closed	USD	(30,422,400)	(1,233,628)
	CHF	(6,870,000)	(6,927)

Written options outstanding
at the end of the reporting period	USD	417,206,524	$19,500,128
	CHF	2,290,000	$3,074

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/11		Year ended 10/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	21,173,324	$219,259,807	16,845,560	$174,956,868

Shares issued in connection with
reinvestment of distributions	279,907	2,877,439	18,399	190,429

	21,453,231	222,137,246	16,863,959	175,147,297

Shares repurchased	(13,076,179)	(134,930,729)	(6,235,194)	(64,805,243)

Net increase	8,377,052	$87,206,517	10,628,765	$110,342,054

	Year ended 10/31/11		Year ended 10/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	129,565	$1,332,250	191,913	$1,983,573

Shares issued in connection with
reinvestment of distributions	3,635	37,297	14	144

	133,200	1,369,547	191,927	1,983,717

Shares repurchased	(125,159)	(1,289,185)	(84,401)	(872,454)

Net increase	8,041	$80,362	107,526	$1,111,263

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	Year ended 10/31/11		Year ended 10/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	2,587,429	$26,514,914	6,075,906	$62,627,714

Shares issued in connection with
reinvestment of distributions	67,946	695,086	1,917	19,749

	2,655,375	27,210,000	6,077,823	62,647,463

Shares repurchased	(3,006,781)	(30,757,702)	(1,477,160)	(15,235,252)

Net increase (decrease)	(351,406)	$(3,547,702)	4,600,663	$47,412,211

	Year ended 10/31/11		Year ended 10/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	205,652	$2,131,531	228,995	$2,375,357

Shares issued in connection with
reinvestment of distributions	5,934	60,947	233	2,409

	211,586	2,192,478	229,228	2,377,766

Shares repurchased	(116,831)	(1,209,367)	(53,489)	(556,046)

Net increase	94,755	$983,111	175,739	$1,821,720

	Year ended 10/31/11		Year ended 10/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	23,821	$245,668	33,639	$347,692

Shares issued in connection with
reinvestment of distributions	649	6,641	25	253

	24,470	252,309	33,664	347,945

Shares repurchased	(22,112)	(227,464)	(5,996)	(61,873)

Net increase	2,358	$24,845	27,668	$286,072

	Year ended 10/31/11		Year ended 10/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	7,425,045	$77,055,475	12,052,836	$125,462,299

Shares issued in connection with
reinvestment of distributions	109,629	1,130,273	17,535	181,838

	7,534,674	78,185,748	12,070,371	125,644,137

Shares repurchased	(6,570,471)	(68,063,042)	(10,314,327)	(107,501,676)

Net increase	964,203	$10,122,706	1,756,044	$18,142,461

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Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$59,024	Payables	$—

Foreign exchange
contracts	Receivables	85,691	Payables	100,913

	Investments,		Payables, Net
	Receivables, Net		assets —
	assets — Unrealized		Unrealized
	appreciation/		appreciation/
Interest rate contracts	(depreciation)	24,547,444*	(depreciation)	41,838,254*

Total		$24,692,159		$41,939,167

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$29,586	$29,586

Foreign exchange
contracts	—	—	72,030	—	$72,030

Interest rate contracts	(404,531)	(2,262,405)	—	(7,763,819)	$(10,430,755)

Total	$(404,531)	$(2,262,405)	$72,030	$(7,734,233)	$(10,329,139)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$155,416	$155,416

Foreign exchange
contracts	—	—	(15,236)	—	$(15,236)

Interest rate contracts	(2,646,770)	1,325,618	—	(994,063)	$(2,315,215)

Total	$(2,646,770)	$1,325,618	$(15,236)	$(838,647)	$(2,175,035)

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $25,651 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $364,968,956 and $387,425,322, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

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Note 7: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Federal tax information (Unaudited)

For the reporting period ended, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $3,636,496 of distributions paid as qualifying to be taxed as interest-related dividends, and $157,983 to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2012 will show the tax status of all distributions paid to your account in calendar 2011.

93

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Funds Trust:

We have audited the accompanying statement of assets and liabilities of Putnam Absolute Return 300 Fund (the fund), a series of Putnam Funds Trust, including the fund’s portfolio, as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years ended October 31, 2011 and the period from December 23, 2008 (commencement of operations) to October 31, 2009. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2011 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Absolute Return 300 Fund as of October 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 19, 2011

23

The fund’s portfolio 10/31/11

MORTGAGE-BACKED SECURITIES (36.1%)*	Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 06-1, Class 5A1, 3.294744s, 2036	$6,561,420	$2,887,025
FRB Ser. 06-1, Class 2A1, 3.158736s, 2036	8,844,871	4,422,435
FRB Ser. 05-11, Class 5A1, 0.51472s, 2036	6,153,476	3,199,808

American Home Mortgage Assets FRB Ser. 06-6, Class A1A,
0.43472s, 2046	7,921,935	3,446,042

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-4, Class A3, 5.792647s, 2051	4,015,000	4,245,863
Ser. 07-2, Class A2, 5.634s, 2049	6,229,476	6,289,279
FRB Ser. 07-3, Class A2, 5.623487s, 2049	1,793,446	1,812,664
Ser. 07-5, Class A3, 5.62s, 2051	1,666,000	1,735,957
Ser. 2004-3, Class D, 5.599s, 2039	2,332,319	2,065,129
Ser. 06-5, Class A2, 5.317s, 2047	7,901,644	7,975,422
Ser. 06-6, Class A2, 5.309s, 2045	4,260,921	4,259,186
Ser. 07-1, Class XW, IO, 5.297s, 2049	7,250,324	85,112

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036	1,954,000	1,939,032
Ser. 02-PB2, Class XC, IO, 0.639502s, 2035	9,144,294	7,544
Ser. 04-4, Class XC, IO, 0.266973s, 2042	6,928,969	139,875

Barclays Capital, LLC Trust FRB Ser. 07-AA2, Class 12A1,
0.45472s, 2047	3,559,981	1,566,391

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 35A1, 5.584678s, 2036	4,113,900	2,468,340
FRB Ser. 05-9, Class 11A1, 0.50472s, 2035	2,890,696	1,387,534

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 06-PW13,
Class A2, 5.426s, 2041	2,137,330	2,139,895

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 02-PBW1, Class G, 5.83s, 2035	1,867,000	1,759,274

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ,
4.96s, 2043	2,520,000	2,315,048

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 5.238459s, 2037	3,144,872	1,468,514
FRB Ser. 07-AR5, Class 1A2A, 5.04842s, 2037	318,903	175,496
FRB Ser. 07-AR1, Class A3, 0.46472s, 2037	2,277,162	1,070,266
FRB Ser. 07-AR1, Class A2, 0.40472s, 2037	2,191,367	1,128,554

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	2,670,687	2,697,674
Ser. 07-CD4, Class A2B, 5.205s, 2049	3,745,000	3,812,234

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E,
7.64s, 2032	1,914,000	1,952,280

Commercial Mortgage Pass-Through Certificates
FRB Ser. 07-C9, Class A2, 5.811s, 2049	957,037	959,459
Ser. 06-C8, Class A2B, 5.248s, 2046	2,062,795	2,068,488
Ser. 05-LP5, Class B, 5.105s, 2043	1,986,000	1,822,155

Countrywide Alternative Loan Trust FRB Ser. 05-84, Class 4A1,
5.71976s, 2036	17,773,661	10,308,723

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.5866s, 2035	204,897	28,604
FRB Ser. 05-R3, Class AF, 0.64472s, 2035 F	201,183	162,976

24

MORTGAGE-BACKED SECURITIES (36.1%)* cont.	Principal amount	Value

Credit Suisse Mortgage Capital Certificates
FRB Ser. 06-C3, Class A2, 5.817328s, 2038	$409,597	$408,936
FRB Ser. 07-C4, Class A2, 5.795425s, 2039	4,091,889	4,137,669
Ser. 07-C2, Class A2, 5.448s, 2049	787,400	789,495
Ser. 07-C1, Class AAB, 5.336s, 2040	2,993,000	3,095,660

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036	1,984,000	1,944,320
Ser. 05-C5, Class AJ, 5.1s, 2038 F	3,872,000	3,456,400
Ser. 05-C5, Class AM, 5.1s, 2038	4,217,000	4,346,146
Ser. 03-CPN1, Class E, 4.891s, 2035	1,632,000	1,562,232

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	2,328,000	2,435,717
FRB Ser. 03-CK2, Class G, 5.744s, 2036	3,365,000	3,289,256
Ser. 03-C3, Class AX, IO, 1.73164s, 2038	68,001,720	1,294,413
Ser. 04-C4, Class AX, IO, 0.350686s, 2039	6,845,545	154,394

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.57472s, 2036	5,159,568	1,651,062
FRB Ser. 2007-AR3, Class 2A5, 0.44472s, 2037 F	3,557,505	1,777,878
FRB Ser. 06-AR6, Class A6, 0.43472s, 2037 F	10,890,466	5,116,001
FRB Ser. 06-AR6, Class A4, 0.41472s, 2037	3,765,711	2,080,555
FRB Ser. 06-AR3, Class A5, 0.41472s, 2036	5,664,236	3,441,024

DLJ Commercial Mortgage Corp. 144A
FRB Ser. 98-CG1, Class B4, 7.219338s, 2031	2,057,000	2,203,320
Ser. 98-CF2, Class B3, 6.04s, 2031	4,037,084	4,194,785

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.527789s, 2035	244,996	381,557
IFB Ser. 3072, Class SM, 22.904454s, 2035	685,293	1,045,689
IFB Ser. 3072, Class SB, 22.757789s, 2035	614,002	932,792
IFB Ser. 3249, Class PS, 21.472011s, 2036	559,825	785,267
IFB Ser. 2990, Class LB, 16.323757s, 2034	1,491,387	1,990,077
IFB Ser. 3835, Class SN, 15.516675s, 2041	29,591,928	40,011,542
IFB Ser. 3727, Class PS, IO, 6.45667s, 2038	36,472,894	4,865,484
IFB Ser. 3835, Class SC, IO, 6.40667s, 2038	14,961,227	2,633,625
IFB Ser. 3852, Class KS, IO, 6.30667s, 2041	16,992,078	2,651,954
IFB Ser. 3677, Class SA, IO, 6.30667s, 2040	38,369,784	4,607,060
IFB Ser. 3708, Class SQ, IO, 6.30667s, 2040	24,290,735	3,294,795
IFB Ser. 3907, Class KS, IO, 6.30667s, 2040	10,708,347	1,764,736
IFB Ser. 3708, Class SA, IO, 6.20667s, 2040	40,441,031	5,371,782
IFB Ser. 3852, Class NT, 5.75667s, 2041	12,408,012	12,749,480
IFB Ser. 3852, Class TB, 5.75667s, 2041	1,794,182	1,845,764
IFB Ser. 3752, Class PS, IO, 5.75667s, 2040	21,443,793	3,454,381
Ser. 3645, Class ID, IO, 5s, 2040	730,321	81,124
Ser. 3680, Class KI, IO, 5s, 2038	17,046,020	2,468,264
Ser. 3632, Class CI, IO, 5s, 2038	831,092	89,642
Ser. 3626, Class DI, IO, 5s, 2037	574,857	33,192
Ser. 3653, Class CI, IO, 5s, 2036	10,691,195	624,152
Ser. 3623, Class CI, IO, 5s, 2036 F	523,476	56,474
Ser. 3747, Class HI, IO, 4 1/2s, 2037	504,078	61,044
Ser. 3736, Class QI, IO, 4s, 2034	15,304,425	1,682,889
Ser. 3707, Class HI, IO, 4s, 2023	938,509	39,483
Ser. T-8, Class A9, IO, 0.428148s, 2028	649,761	7,277

25

MORTGAGE-BACKED SECURITIES (36.1%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
Ser. T-59, Class 1AX, IO, 0.273447s, 2043	$1,443,562	$10,827
Ser. T-48, Class A2, IO, 0.212s, 2033	2,037,979	14,470
FRB Ser. T-54, Class 2A, IO, zero %, 2043	839,928	168

Federal National Mortgage Association
IFB Ser. 11-111, Class DS, IO, 6.4s, 2038	6,287,000	1,167,999
IFB Ser. 11-67, Class BS, IO, 6.25528s, 2041	23,146,165	3,527,938
IFB Ser. 11-101, Class BS, IO, 5.80528s, 2039	3,896,643	624,632

Federal National Mortgage Association Grantor Trust
IFB Ser. 04-10, Class QC, 27.62112s, 2031	2,229,825	3,114,002
IFB Ser. 05-74, Class NK, 26.2764s, 2035	139,597	242,484
IFB Ser. 07-53, Class SP, 23.30269s, 2037	599,155	839,236
IFB Ser. 06-86, Class SY, 23.11936s, 2036	1,864,963	2,703,637
IFB Ser. 05-75, Class GS, 19.51584s, 2035	660,884	923,057
IFB Ser. 11-4, Class CS, 12.41056s, 2040	7,419,342	8,571,566
IFB Ser. 10-35, Class SG, IO, 6.15528s, 2040	18,664,749	3,351,442
Ser. 10-21, Class IP, IO, 5s, 2039 F	1,235,619	175,150
Ser. 398, Class C5, IO, 5s, 2039	2,263,880	294,304
Ser. 09-31, Class PI, IO, 5s, 2038	7,251,983	1,000,049
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	11,943,804	1,016,418
Ser. 03-W10, Class 1, IO, 1.45698s, 2043	604,526	27,204
Ser. 98-W2, Class X, IO, 0.98064s, 2028	1,136,802	50,701
Ser. 98-W5, Class X, IO, 0.93724s, 2028	469,427	19,622
Ser. 03-W1, Class 2A, IO, zero %, 2042	1,769,092	177
Ser. 07-44, Class CO, PO, zero %, 2037	214,631	189,095

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F,
5.35s, 2035	1,713,000	1,627,350

First Union National Bank Commercial Mortgage 144A Ser. 01-C3,
Class K, 6.155s, 2033	2,508,000	2,508,000

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class A3,
5.481s, 2049	3,126,000	3,314,495

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037	3,000,000	3,041,881
Ser. 05-C2, Class XC, IO, 0.122204s, 2043	46,101,743	325,847

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ,
4.915s, 2041	2,958,000	2,733,517

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C2, Class H, 6.756s, 2038 F	1,713,000	1,729,380
FRB Ser. 03-C2, Class F, 5.469118s, 2040	1,472,000	1,386,640

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.486s, 2041	16,962,123	25,249,477
IFB Ser. 10-158, Class SD, 14.2658s, 2040	2,479,000	3,321,017
IFB Ser. 11-70, Class WS, 9.21056s, 2040	10,522,271	11,478,640
IFB Ser. 11-56, Class SG, 6.82734s, 2041	1,300,692	1,395,123
IFB Ser. 11-56, Class MS, 6.82581s, 2041	2,332,830	2,492,116
IFB Ser. 11-37, Class SB, IO, 6.45528s, 2038	2,732,628	440,330
IFB Ser. 10-167, Class SM, IO, 6.43667s, 2040	16,610,531	3,052,019
IFB Ser. 11-61, Class CS, IO, 6.43528s, 2035	22,581,622	3,836,211
IFB Ser. 10-113, Class CS, IO, 6.40528s, 2039	12,484,639	2,159,343
IFB Ser. 11-37, Class SD, IO, 6.40528s, 2038	3,515,661	560,801
IFB Ser. 11-11, Class PS, IO, 6.35528s, 2040	15,832,676	2,768,027

26

MORTGAGE-BACKED SECURITIES (36.1%)* cont.	Principal amount	Value

Government National Mortgage Association
IFB Ser. 10-31, Class PS, IO, 6.30528s, 2038	$12,727,382	$2,309,765
IFB Ser. 10-62, Class SD, IO, 6.24528s, 2040	12,882,722	2,192,356
IFB Ser. 10-24, Class BS, IO, 6.18528s, 2038	26,537,834	4,244,992
IFB Ser. 11-40, Class AS, IO, 5.87667s, 2036	8,304,771	1,192,233
IFB Ser. 11-35, Class AS, IO, 5.85528s, 2037	13,103,984	1,669,448
IFB Ser. 11-70, Class SN, IO, 5.65667s, 2041	10,626,000	2,919,281
IFB Ser. 11-70, Class SH, IO, 5.64667s, 2041	13,288,000	3,648,619
Ser. 11-116, Class IB, IO, 5s, 2040	15,959,355	1,775,319
Ser. 11-56, Class IK, IO, 5s, 2039	11,153,366	1,512,954
Ser. 10-150, Class WI, IO, 5s, 2038	30,172,030	4,078,052
IFB Ser. 11-12, Class IB, IO, 4.56056s, 2040	8,323,028	1,182,702
Ser. 10-103, Class DI, IO, 4 1/2s, 2038 F	13,548,761	1,978,899
Ser. 11-70, PO, zero %, 2041	19,907,194	15,723,697
Ser. 10-151, Class KO, PO, zero %, 2037	4,810,094	4,328,315

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class AJ, 4.859s, 2042	2,877,000	2,647,415

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1,
Class G, 4.773s, 2035	2,233,000	2,154,766

GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.56s, 2038	1,756,000	1,858,375
Ser. 06-GG6, Class A2, 5.506s, 2038	2,278,291	2,310,329

GS Mortgage Securities Corp. II 144A Ser. 03-C1, Class X1, IO,
0.839486s, 2040	7,868,004	47,916

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.97024s, 2035	437,606	67,829
Ser. 06-RP2, Class 1AS1, IO, 5.71414s, 2036	953,644	135,894
IFB Ser. 04-4, Class 1AS, IO, 5.298629s, 2034	1,077,486	161,300
Ser. 98-2, IO, 0.66556s, 2027	183,015	18
FRB Ser. 06-RP2, Class 1AF1, 0.64472s, 2036 F	953,644	724,878
FRB Ser. 04-4, Class 1AF, 0.64472s, 2034 F	1,077,486	829,771
FRB Ser. 05-RP1, Class 1AF, 0.59472s, 2035 F	437,606	336,975
Ser. 98-3, IO, 0.33414s, 2027	219,208	570
Ser. 99-2, IO, zero %, 2027	316,460	791
Ser. 98-4, IO, zero %, 2026	240,269	625

Harborview Mortgage Loan Trust
FRB Ser. 06-6, Class 3A1A, 2.68355s, 2036	4,767,437	2,383,719
FRB Ser. 06-8, Class 2A1A, 0.43472s, 2036	16,290,888	9,540,352

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.21083s, 2036	204,977	16,398
FRB Ser. 07-AR7, Class 2A1, 4.677537s, 2037	2,048,173	1,003,605
FRB Ser. 06-AR11, Class 3A1, 2.82648s, 2036	3,357,859	1,414,626
FRB Ser. 06-AR39, Class A1, 0.42472s, 2037	14,131,693	6,571,237
FRB Ser. 06-AR21, Class A1, 0.36472s, 2036	8,984,646	3,324,319
FRB Ser. 06-AR29, Class A2, 0.32472s, 2036	8,175,463	3,106,676

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.44472s, 2037	6,019,024	2,287,229
FRB Ser. 06-A7, Class 1A1, 0.40472s, 2036	10,974,060	5,267,549
FRB Ser. 07-A1, Class 1A3A, 0.39472s, 2037	5,187,254	2,152,711

27

MORTGAGE-BACKED SECURITIES (36.1%)* cont.	Principal amount	Value

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-LDP7, Class A2, 5.864s, 2045	$448,009	$448,148
Ser. 06-LDP8, Class A3B, 5.447s, 2045	543,000	589,003
Ser. 07-LDPX, Class A3S, 5.317s, 2049	4,595,000	4,712,347
Ser. 2002-C3, Class D, 5.314s, 2035	1,755,000	1,758,212
FRB Ser. 02-C2, Class E, 5.309275s, 2034	2,251,000	2,212,778
FRB Ser. 03-LN1, Class B, 5.012s, 2037	2,100,000	1,932,000
Ser. 05-LDP3, Class A4B, 4.996s, 2042	1,942,500	1,980,352

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 02-C1, Class E, 6.135s, 2037	2,004,000	1,991,635
FRB Ser. 01-C1, Class H, 5.626s, 2035 F	2,404,000	2,309,126

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032	65,856	65,813
Ser. 06-C6, Class AM, 5.413s, 2039 F	7,881,000	7,565,007
Ser. 05-C7, Class A2, 5.103s, 2030	224,006	224,006
Ser. 03-C5, Class F, 4.843s, 2037	3,000,000	2,760,000
Ser. 07-C2, Class XW, IO, 0.541841s, 2040	4,922,180	100,437

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C2, Class J, 6.235s, 2035	5,764,000	5,753,048
Ser. 03-C8, Class G, 5.35s, 2037	1,803,000	1,815,571
Ser. 05-C3, Class XCL, IO, 0.300435s, 2040	60,097,717	1,071,182

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.37472s, 2037	3,593,186	1,545,070

Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1, 0.42472s, 2036 F	1,869,941	971,891

Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.86583s, 2027	1,966,081	1,587,591

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.827867s, 2050	889,000	949,497
FRB Ser. 07-C1, Class A2, 5.723867s, 2050	3,075,945	3,110,279
Ser. 08-C1, Class A2, 5.425s, 2051	756,907	772,869
Ser. 05-MCP1, Class XC, IO, 0.184639s, 2043	167,212,800	1,768,275

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-1, Class A2, 5.439s, 2039	164,619	164,499
FRB Ser. 06-4, Class A2FL, 0.363s, 2049	4,634,410	4,501,171

Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.843688s, 2049	2,660,000	2,709,883
Ser. 2006-HQ9, Class A2, 5.618s, 2044	1,015,675	1,015,301
Ser. 07-IQ14, Class A2, 5.61s, 2049	3,209,384	3,317,095
FRB Ser. 07-HQ12, Class A2, 5.590489s, 2049	1,858,720	1,896,267
FRB Ser. 07-HQ12, Class A2FL, 0.49322s, 2049	978,751	847,696

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035	3,158,000	3,030,701

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2,
Class F, 5.72855s, 2035	2,126,000	2,009,070

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B,
10.236s, 2043	843,571	856,300

Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0.48472s, 2036 F	2,380,417	904,114
FRB Ser. 06-AR4, Class A1A, 0.41472s, 2036	2,439,516	902,621

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030	4,302,883	4,382,947

28

MORTGAGE-BACKED SECURITIES (36.1%)* cont.	Principal amount	Value

Residential Accredit Loans, Inc. Ser. 06-QS13, Class 1A5,
6s, 2036	$187,513	$109,988

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1,
Class J, 7s, 2032	4,138,000	4,316,708

Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 07-4,
Class 1A1, 0.48472s, 2037 F	1,631,416	652,245

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2,
Class A, 0.595s, 2034 F	435,433	322,146

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.022917s, 2045	1,557,277	218,019
Ser. 07-4, Class 1A4, IO, 1s, 2045	3,204,902	130,119

Structured Asset Securities Corp. 144A FRB Ser. 05-RF2, Class A,
0.59472s, 2035 F	3,568,028	2,640,486

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.907622s, 2039 F	7,959,000	6,890,870

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1, Class M,
6s, 2039	1,710,898	1,702,343

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class APB, 5.742444s, 2049	3,297,000	3,552,369
FRB Ser. 07-C32, Class A2, 5.737444s, 2049	961,724	981,848
Ser. 06-C25, Class A2, 5.684s, 2043	212,265	212,265
Ser. 06-C28, Class A3, 5.679s, 2048	1,571,000	1,729,957
Ser. 07-C30, Class APB, 5.294s, 2043	1,884,000	1,973,247
Ser. 07-C30, Class A3, 5.246s, 2043	3,371,000	3,394,806
Ser. 05-C17, Class AJ, 5.224s, 2042	1,795,820	1,639,620
Ser. 06-C29, IO, 0.373424s, 2048	168,689,806	2,631,561

Wachovia Bank Commercial Mortgage Trust 144A Ser. 03-C3,
Class IOI, IO, 1.055916s, 2035	5,798,036	55,093

Wachovia Mortgage Loan Trust, LLC
FRB Ser. 06-AMN1, Class A2, 0.39472s, 2036	6,311,979	2,430,112
FRB Ser. 06-AMN1, Class A1, 0.29472s, 2036	3,898,163	1,481,302

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A,
Class C, 4.9s, 2036	589,000	593,948

Washington Mutual Mortgage Pass-Through Certificates
FRB Ser. 07-0C2, Class A3, 0.55472s, 2037	5,394,822	2,535,566
FRB Ser. 07-HY1, Class A3A, 0.47472s, 2037	22,578,010	12,340,215

Total mortgage-backed securities (cost $561,124,864)		$550,164,599

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (28.5%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.9%)
Government National Mortgage Association
Pass-Through Certificates
4 1/2s, May 20, 2041	$19,575,162	$21,281,871
4s, January 20, 2041	7,589,628	8,102,521

		29,384,392
U.S. Government Agency Mortgage Obligations (26.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 3 1/2s, January 1, 2041	758,818	771,119

29

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (28.5%)* cont.	Principal amount	Value

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, November 1, 2041	$33,000,000	$34,897,500
4s, September 1, 2041 ∆	1,051,380	1,088,671
4s, TBA, November 1, 2041	27,000,000	28,069,454
3 1/2s, TBA, November 1, 2041	335,000,000	340,626,962

		405,453,706

Total U.S. government and agency mortgage obligations (cost $434,273,101)		$434,838,098

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)*	Principal amount	Value

Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011	$660,000	$661,889
2 1/8s, FDIC guaranteed notes, June 15, 2012	840,000	849,327

Total U.S. government agency obligations (cost $1,502,438)		$1,511,216

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020	$371,000	$389,260

Total U.S. treasury obligations (cost $348,864)		$389,260

CORPORATE BONDS AND NOTES (15.4%)*	Principal amount	Value

Advertising and marketing services (0.1%)
Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020	$1,675,000	$1,747,343

		1,747,343
Airlines (0.2%)
Continental Airlines, Inc. pass-through certificates Ser. 97-4A,
6.9s, 2018	1,144,784	1,170,542

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017	1,188,664	1,206,494

		2,377,036
Automotive (0.2%)
BMW US Capital, LLC company guaranty sr. unsec. unsub. notes
Ser. EMTN, 4 1/4s, 2011	510,000	512,800

Daimler Finance North America, LLC company guaranty unsec.
unsub. notes 7.3s, 2012 (Germany)	1,085,000	1,099,333

Ford Motor Credit Corp. sr. unsec. notes 12s, 2015	1,250,000	1,568,904

		3,181,037
Banking (2.6%)
Barclays Bank PLC unsec. sub. notes FRN Ser. EMTN, 0.53683s,
2017 (United Kingdom)	4,448,000	3,881,547

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	3,650,000	3,721,536

ING Bank NV 144A sr. unsec. notes FRN 1.39711s, 2013
(Netherlands)	4,230,000	4,173,733

JPMorgan Chase Capital XX company guaranty jr. unsec. sub. notes
Ser. T, 6.55s, 2036	6,925,000	7,124,288

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 4 7/8s,
2016 (United Kingdom)	60,000	61,687

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes
Ser. MTN, 6 1/2s, 2020 (United Kingdom)	3,600,000	3,352,990

National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s, 2013
(Australia)	2,830,000	2,867,229

30

CORPORATE BONDS AND NOTES (15.4%)* cont.		Principal amount	Value

Banking cont.
Royal Bank of Scotland PLC (The) company guaranty sr. unsec.
unsub. notes Ser. 2, 3.4s, 2013 (United Kingdom)		$2,560,000	$2,543,872

Royal Bank of Scotland PLC (The) 144A company guaranty
sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)		1,620,000	1,660,710

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)		425,000	435,634

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s,
2013 (Japan)		3,610,000	3,652,345

UBS AG/Jersey Branch jr. unsec. sub. FRB 4.28s, 2015
(Jersey)	EUR	27,000	29,642

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035
(Russia)		$500,000	512,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s,
2018 (Russia)		1,000,000	1,046,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s,
2035 (Russia)		1,850,000	1,896,250

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s, 2012
(Australia)		2,665,000	2,704,098

			39,664,311
Beverage (0.4%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 5 3/8s, 2014		2,775,000	3,122,005

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016		2,105,000	2,302,344

			5,424,349
Broadcasting (0.3%)
Belo Corp. sr. unsec. unsub. notes 8s, 2016		500,000	540,000

DISH DBS Corp. company guaranty 7 1/8s, 2016		977,000	1,038,063

Turner Broadcasting System, Inc. sr. unsec. unsub. note company
guaranty 8 3/8s, 2013		2,365,000	2,628,111

			4,206,174
Building materials (0.2%)
Building Materials Corp. 144A sr. notes 7s, 2020		1,010,000	1,070,600

Owens Corning company guaranty sr. unsec. notes 9s, 2019		1,500,000	1,760,625

			2,831,225
Cable television (0.5%)
CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018		1,020,000	1,086,300

Comcast Cable Holdings, LLC debs. 9.8s, 2012		290,000	296,022

Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2015		2,205,000	2,513,954

CSC Holdings, LLC sr. unsec. unsub. notes 8 1/2s, 2014		1,715,000	1,882,213

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec.
unsub. notes 8 1/2s, 2015		1,000,000	1,030,000

			6,808,489
Chemicals (0.4%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013		1,145,000	1,170,659

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		950,000	1,009,375

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014		1,270,000	1,441,202

INEOS Finance PLC 144A company guaranty sr. notes 9 1/4s,
2015 (United Kingdom)	EUR	195,000	272,536

Lyondell Chemical Co. company guaranty sr. sec. loans 8s, 2017		$813,000	914,625

31

CORPORATE BONDS AND NOTES (15.4%)* cont.		Principal amount	Value

Chemicals cont.
Lyondell Chemical Co. sr. notes 11s, 2018		$750,000	$835,313

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020		1,032,000	1,093,920

			6,737,630
Coal (0.2%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		481,000	485,810

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017		985,000	1,078,575

Peabody Energy Corp. company guaranty 7 3/8s, 2016		945,000	1,034,775

			2,599,160
Combined utilities (0.1%)
El Paso Corp. sr. unsec. notes 7s, 2017		1,140,000	1,276,800

			1,276,800
Commercial and consumer services (0.2%)
Lender Processing Services, Inc. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016		3,000,000	2,955,000

			2,955,000
Computers (0.2%)
Seagate Technology International 144A company guaranty sr. sec.
notes 10s, 2014 (Cayman Islands)		2,095,000	2,383,063

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		120,000	127,147

			2,510,210
Consumer (0.1%)
Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017		1,480,000	1,583,600

Yankee Candle Co. company guaranty sr. notes Ser. B,
8 1/2s, 2015		457,000	466,140

			2,049,740
Consumer goods (0.1%)
Beam, Inc. sr. unsec. unsub. notes 3s, 2012		1,635,000	1,647,263

			1,647,263
Consumer services (—%)
Corrections Corporation of America company guaranty sr. notes
7 3/4s, 2017		415,000	449,238

			449,238
Electric utilities (1.2%)
AES Corp. (The) sr. unsec. notes 8s, 2020		500,000	552,500

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,005,000	1,102,988

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s,
2018 (Luxembourg)	CHF	888,000	981,271

Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s, 2012		$4,180,000	4,304,802

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.35306s, 2013		760,000	744,800

FirstEnergy Corp. notes Ser. B, 6.45s, 2011		1,081,000	1,082,762

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes
11 7/8s, 2012		3,439,000	3,671,191

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012		707,999	708,593

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019		3,816,000	4,952,333

			18,101,240
Electronics (—%)
NXP BV/NXP Funding, LLC company guaranty sr. notes FRN
Ser. EXCH, 3.15306s, 2013 (Netherlands)		435,000	426,300

			426,300

32

CORPORATE BONDS AND NOTES (15.4%)* cont.		Principal amount	Value

Financial (0.8%)
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
4 1/2s, 2014		$1,500,000	$1,466,250

Berkshire Hathaway Finance Corp. company guaranty sr. notes
4s, 2012		415,000	421,749

CIT Group, Inc. 144A company guaranty notes 5 1/4s, 2014		1,500,000	1,492,500

Erac USA Finance Co. 144A company guaranty notes 2 1/4s, 2014		3,185,000	3,207,352

Erac USA Finance Co. 144A company guaranty sr. notes
2 3/4s, 2013		2,315,000	2,356,745

GATX Corp. notes 4 3/4s, 2012		750,000	771,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		1,150,000	1,178,750

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		1,027,000	1,065,513

			11,960,109
Food (0.5%)
Dean Foods Co. company guaranty sr. unsec. unsub. notes
7s, 2016		365,000	366,825

Foodcorp (Pty), Ltd. 144A company guaranty sr. notes 8 3/4s,
2018 (South Africa)	EUR	250,000	332,891

JBS USA, LLC/JBS USA Finance, Inc. company guaranty
sr. unsec. notes 11 5/8s, 2014		$500,000	550,000

Kraft Foods, Inc. sr. unsec. notes 2 5/8s, 2013		3,270,000	3,346,976

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014		905,000	1,052,063

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		1,960,000	2,273,600

			7,922,355
Forest products and packaging (0.7%)
Georgia-Pacific, LLC 144A company guaranty 7 1/8s, 2017		965,000	1,023,354

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		890,000	965,650

Sealed Air Corp. sr. notes 7 7/8s, 2017		1,385,000	1,479,227

Sealed Air Corp. 144A notes 5 5/8s, 2013		1,442,000	1,503,699

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		1,040,000	1,092,000

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013		4,175,000	4,502,374

			10,566,304
Gaming and lottery (—%)
Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066 (Italy)	EUR	100,000	124,545

			124,545
Health-care services (0.2%)
Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$900,000	1,017,000

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020		805,000	875,438

HCA, Inc. sr. notes 6 1/2s, 2020		665,000	694,925

Tenet Healthcare Corp. sr. notes 9s, 2015		785,000	834,063

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		130,000	146,900

			3,568,326
Insurance (0.6%)
Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs.
FRB 8 1/8s, 2038		1,075,000	1,096,500

MetLife Global Funding I 144A sr. unsec. notes 2 7/8s, 2012		1,030,000	1,045,443

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014		200,000	216,194

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2013		350,000	367,894

New York Life Global Funding 144A notes 3s, 2015		4,560,000	4,735,492

Prudential Financial, Inc. sr. notes 6.2s, 2015		1,595,000	1,753,369

			9,214,892

33

CORPORATE BONDS AND NOTES (15.4%)* cont.	Principal amount	Value

Investment banking/Brokerage (0.3%)
Goldman Sachs Group, Inc. (The) sr. notes 3 5/8s, 2012	$791,000	$802,885

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub.
notes 2.95s, 2012	4,250,000	4,335,740

		5,138,625
Lodging/Tourism (0.1%)
Host Hotels & Resorts LP company guaranty sr. unsec. unsub.
notes Ser. Q, 6 3/4s, 2016 R	1,000,000	1,035,000

MGM Resorts International sr. notes 10 3/8s, 2014	340,000	379,100

		1,414,100
Machinery (0.1%)
Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016	227,000	236,648

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020	1,000,000	1,020,000

		1,256,648
Media (0.2%)
Interpublic Group of Companies, Inc. (The) sr. unsec. notes
10s, 2017	895,000	1,024,775

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014	1,571,000	1,691,868

		2,716,643
Metals (0.7%)
FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015
(Australia)	1,000,000	1,003,750

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s,
2017 (Indonesia)	1,836,000	1,962,225

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)	1,985,000	2,711,026

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
7 3/8s, 2012	1,386,000	1,436,243

Teck Resources Limited sr. unsec. unsub. notes 7s, 2012 (Canada)	3,190,000	3,346,667

		10,459,911
Natural gas utilities (0.9%)
Energy Transfer Partners LP sr. unsec. unsub. notes 5.65s, 2012	3,780,000	3,894,969

Kinder Morgan, Inc./Kansas sr. notes 6 1/2s, 2012	2,510,000	2,560,200

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012	4,400,000	4,575,182

Total Capital SA company guaranty sr. unsec. unsub. notes 3s,
2015 (France)	2,900,000	3,077,228

		14,107,579
Office equipment and supplies (0.2%)
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	2,495,000	2,878,701

		2,878,701
Oil and gas (0.8%)
Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015	935,000	1,070,575

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A
company guaranty sr. unsec. notes 5 7/8s, 2021	300,000	303,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes
8 1/4s, 2020	955,000	1,057,663

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014
(Netherlands)	1,000,000	1,148,800

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	593,000	609,308

Petrobras International Finance Co. company guaranty sr. unsec.
notes 3 7/8s, 2016 (Brazil)	5,000,000	5,116,505

34

CORPORATE BONDS AND NOTES (15.4%)* cont.		Principal amount	Value

Oil and gas cont.
Petrohawk Energy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014		$1,000,000	$1,121,250

Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		985,000	1,021,938

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company
guaranty sr. notes 4 1/2s, 2012 (Qatar)		1,000,000	1,020,000

			12,469,039
Pharmaceuticals (0.1%)
ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	510,000	718,114

			718,114
Power producers (0.1%)
GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014		$1,500,000	1,530,000

			1,530,000
Railroads (—%)
RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017		305,000	331,688

			331,688
Real estate (0.4%)
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022 R		1,730,000	1,747,300

Simon Property Group LP sr. unsec. unsub. notes 5.1s, 2015 R		3,900,000	4,282,477

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015 R		300,000	319,035

			6,348,812
Regional Bells (0.3%)
Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017		1,005,000	1,072,838

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015		2,835,000	3,003,328

Qwest Communications International, Inc. company guaranty
Ser. B, 7 1/2s, 2014		1,000,000	1,010,000

			5,086,166
Restaurants (—%)
Wendy’s Co. (The) company guaranty sr. unsec. unsub. notes
10s, 2016		500,000	545,000

			545,000
Retail (0.4%)
Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		2,560,000	2,656,000

QVC, Inc. 144A sr. notes 7 1/8s, 2017		965,000	1,027,725

Sears Holdings Corp. company guaranty 6 5/8s, 2018		725,000	625,313

Toys R Us Property Co., LLC company guaranty sr. notes
8 1/2s, 2017		950,000	1,003,438

			5,312,476
Telecommunications (0.6%)
Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)		1,480,000	1,672,400

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s,
2017 (United Kingdom)		210,000	224,700

NII Capital Corp. company guaranty sr. unsec. unsub. notes
10s, 2016		1,270,000	1,428,750

SBA Tower Trust 144A company guaranty mtge. notes
4.254s, 2015		2,900,000	3,059,229

Sprint Capital Corp. company guaranty sr. unsec. notes
8 3/8s, 2012		1,036,000	1,046,360

35

CORPORATE BONDS AND NOTES (15.4%)* cont.	Principal amount		Value

Telecommunications cont.
Wind Acquisition Finance SA 144A company guaranty sr. notes
7 3/8s, 2018 (Netherlands)	EUR	850,000	$1,121,231

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2017		$1,000,000	1,080,000

			9,632,670
Telephone (0.3%)
CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012		3,010,000	3,136,670

Cricket Communications, Inc. company guaranty sr. unsub. notes
7 3/4s, 2016		1,000,000	1,037,500

			4,174,170
Textiles (0.1%)
Hanesbrands, Inc. company guaranty sr. unsec. notes FRN Ser. B,
3.7695s, 2014		1,500,000	1,488,750

			1,488,750

Total corporate bonds and notes (cost $230,717,126)			$233,958,168

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)*	strike price	amount	Value

Option on an interest rate swap with Bank of America,
N.A. for the right to receive a fixed rate of 1.81%
versus the three month USD-LIBOR-BBA maturing
February 2017.	Feb-12/1.81	$13,025,569	$278,487

Option on an interest rate swap with Bank of America,
N.A. for the right to pay a fixed rate of 1.81% versus
the three month USD-LIBOR-BBA maturing
February 2017.	Feb-12/1.81	13,025,569	45,199

Option on an interest rate swap with Bank of America,
N.A. for the right to pay a fixed rate of 2.355% versus
the three month USD-LIBOR-BBA maturing
December 2021.	Dec-11/2.355	52,069,000	885,173

Option on an interest rate swap with Bank of America,
N.A. for the right to receive a fixed rate of 2.355%
versus the three month USD-LIBOR-BBA maturing
December 2021.	Dec-11/2.355	52,069,000	788,845

Option on an interest rate swap with Bank of America,
N.A. for the right to pay a fixed rate of 0.5325%
versus the three month USD-LIBOR-BBA maturing
December 2013.	Dec-11/0.5325	90,380,509	144,157

Option on an interest rate swap with Bank of America,
N.A. for the right to receive a fixed rate of 0.5325%
versus the three month USD-LIBOR-BBA maturing
December 2013.	Dec-11/0.5325	90,380,509	48,805

Option on an interest rate swap with Bank of America,
N.A. for the right to pay a fixed rate of 0.5175%
versus the three month USD-LIBOR-BBA maturing
November 2013.	Nov-11/0.5175	90,380,509	88,573

Option on an interest rate swap with Bank of America,
N.A. for the right to receive a fixed rate of 0.5175%
versus the three month USD-LIBOR-BBA maturing
November 2013.	Nov-11/0.5175	90,380,509	1,898

36

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.37%
versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	$39,445,428	$3,302,371

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.37% versus
the three month USD-LIBOR-BBA maturing
August 2022.	Aug-12/3.37	39,445,428	491,096

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.52%
versus the three month USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.52	32,871,190	3,118,161

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.52% versus
the three month USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.52	32,871,190	327,397

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.36%
versus the three month USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.36	32,871,190	2,729,952

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.36% versus
the three month USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.36	32,871,190	411,219

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.51%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.51	13,148,476	1,237,272

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.51% versus
the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.51	13,148,476	130,564

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.5375%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.5375	32,871,190	3,167,139

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.5375% versus
the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.5375	32,871,190	310,633

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	37,115,000	326,612

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 1.765%
versus the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.765	18,596,000	105,811

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 2.015%
versus the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/2.015	7,438,000	78,620

37

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 0.52% versus
the three month USD-LIBOR-BBA maturing
March 2014.	Mar-12/0.52	$72,447,000	$256,462

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 0.52%
versus the three month USD-LIBOR-BBA maturing
March 2014.	Mar-12/0.52	72,447,000	93,457

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 0.6075%
versus the three month USD-LIBOR-BBA maturing
January 2014.	Dec-11/0.6075	41,827,000	66,923

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 0.6075% versus
the three month USD-LIBOR-BBA maturing
January 2014.	Dec-11/0.6075	41,827,000	60,816

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 1.3525% versus
the three month USD-LIBOR-BBA maturing
December 2016.	Dec-11/1.3525	52,069,000	349,904

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 1.3525%
versus the three month USD-LIBOR-BBA maturing
December 2016.	Dec-11/1.3525	52,069,000	297,835

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 4.12%
versus the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.12	20,836,258	4,796,090

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 4.12% versus
the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.12	20,836,258	8,960

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.21%
versus the three month USD-LIBOR-BBA maturing
November 2021.	Nov-11/3.21	35,986,845	2,825,687

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.21% versus
the three month USD-LIBOR-BBA maturing
November 2021.	Nov-11/3.21	35,986,845	2,519

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 2.85%
versus the three month USD-LIBOR-BBA maturing
November 2021.	Nov-11/2.85	34,437,875	1,616,169

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 2.85% versus
the three month USD-LIBOR-BBA maturing
November 2021.	Nov-11/2.85	34,437,875	34

Option on an interest rate swap with Citibank, N.A.
for the right to receive a fixed rate of 2.1075%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1075	37,351,000	600,231

38

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Citibank, N.A.
for the right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	$37,115,000	$326,612

Option on an interest rate swap with Citibank, N.A.
for the right to receive a fixed rate of 1.9475%
versus the three month USD-LIBOR-BBA maturing
January 2022.	Jan-12/1.9475	37,351,000	189,370

Option on an interest rate swap with Citibank, N.A.
for the right to receive a fixed rate of 4.1175%
versus the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.1175	14,319,049	3,295,100

Option on an interest rate swap with Citibank, N.A.
for the right to pay a fixed rate of 4.1175% versus
the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.1175	14,319,049	3,293

Option on an interest rate swap with Credit Suisse
International for the right to receive a fixed rate
of 2.1075% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	37,351,000	600,231

Option on an interest rate swap with Credit Suisse
International for the right to receive a fixed rate
of 1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	37,115,000	326,612

Option on an interest rate swap with Credit Suisse
International for the right to receive a fixed rate
of 3.425% versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.425	25,138,700	2,334,128

Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate
of 3.425% versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.425	25,138,700	35,446

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 1.998%
versus the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.998	37,115,000	386,367

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	37,115,000	326,612

Option on an interest rate swap with Deutsche Bank
AG for the right to pay a fixed rate of 0.555% versus
the three month USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.555	90,380,509	224,144

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 0.555%
versus the three month USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.555	90,380,509	123,821

Option on an interest rate swap with Deutsche Bank
AG for the right to pay a fixed rate of 0.545% versus
the three month USD-LIBOR-BBA maturing
January 2014.	Jan-12/0.545	90,380,509	185,099

39

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 0.545%
versus the three month USD-LIBOR-BBA maturing
January 2014.	Jan-12/0.545	$90,380,509	$91,284

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 3.855%
versus the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/3.855	20,561,413	3,653,352

Option on an interest rate swap with Deutsche Bank
AG for the right to pay a fixed rate of 4.355% versus
the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.355	20,561,413	411

Option on an interest rate swap with Deutsche Bank
AG for the right to pay a fixed rate of 1.30% versus
the three month USD-LIBOR-BBA maturing
November 2016.	Nov-11/1.30	52,069,000	223,897

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 1.30% versus
the three month USD-LIBOR-BBA maturing
November 2016.	Nov-11/1.30	52,069,000	152,562

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.1825% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1825	7,703,000	144,508

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.11875% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.11875	37,351,000	612,183

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.35% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/2.35	7,703,000	174,550

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 1.998% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.998	37,115,000	386,367

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	37,115,000	326,612

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 2.075%
versus the three month USD-LIBOR-BBA maturing
March 2022.	Mar-12/2.075	52,058,000	2,430,067

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.075% versus the three month USD-LIBOR-BBA
maturing March 2022.	Mar-12/2.075	52,058,000	606,996

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 1.86% versus the three month USD-LIBOR-BBA
maturing March 2017.	Mar-12/1.86	13,482,606	309,426

40

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 1.86%
versus the three month USD-LIBOR-BBA maturing
March 2017.	Mar-12/1.86	$13,482,606	$60,672

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 2.0525% versus the three month USD-LIBOR-BBA
maturing February 2022.	Feb-12/2.0525	52,058,000	2,312,937

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.0525% versus the three month USD-LIBOR-BBA
maturing February 2022.	Feb-12/2.0525	52,058,000	507,566

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.27% versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/2.27	7,703,000	117,086

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 2.03%
versus the three month USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.03	52,058,000	2,178,627

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.03% versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/2.03	52,058,000	388,873

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 1.96325% versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/1.96325	37,351,000	197,960

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 3.60% versus the three month USD-LIBOR-BBA
maturing January 2042.	Jan-12/3.60	27,191,171	3,588,147

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 4.60%
versus the three month USD-LIBOR-BBA maturing
January 2042.	Jan-12/4.60	27,191,171	4,079

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 0.61% versus the three month USD-LIBOR-BBA
maturing January 2014.	Dec-11/0.61	36,223,000	59,406

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.61%
versus the three month USD-LIBOR-BBA maturing
January 2014.	Dec-11/0.61	36,223,000	52,886

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 2.01%
versus the three month USD-LIBOR-BBA maturing
December 2021.	Dec-11/2.01	52,058,000	2,016,206

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.01% versus the three month USD-LIBOR-BBA
maturing December 2021.	Dec-11/2.01	52,058,000	244,152

41

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.476%
versus the three month USD-LIBOR-BBA maturing
December 2013.	Dec-11/0.476	$72,447,000	$191,985

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 0.476% versus the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.476	72,447,000	28,254

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.53%
versus the three month USD-LIBOR-BBA maturing
December 2013.	Dec-11/0.53	72,447,000	143,590

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 0.53% versus the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.53	72,447,000	52,886

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.745%
versus the three month USD-LIBOR-BBA maturing
December 2014.	Dec-11/0.745	62,741,000	172,036

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 0.745% versus the three month USD-LIBOR-BBA
maturing December 2014.	Dec-11/0.745	62,741,000	131,129

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 2.99% versus the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/2.99	83,806,314	3,303,645

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 2.99%
versus the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/2.99	83,806,314	3,214,810

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 3.11% versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.11	9,125,232	379,975

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA maturing
November 2041.	Nov-11/3.11	9,125,232	133,228

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.715%
versus the three month USD-LIBOR-BBA maturing
November 2014.	Nov-11/0.715	62,741,000	108,542

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 0.715% versus the three month USD-LIBOR-BBA
maturing November 2014.	Nov-11/0.715	62,741,000	66,505

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.0325% versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/4.0325	17,958,447	3,876,510

42

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.0325% versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/4.0325	$17,958,447	$18

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of 3.54%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.54	30,869,388	2,982,600

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.54%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.54	30,869,388	287,703

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.49	32,897,229	3,052,863

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.49	32,897,229	326,012

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	37,115,000	326,612

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 1.953% versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/1.953	37,351,000	193,478

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 2.3175%
versus the three month USD-LIBOR-BBA maturing
November 2021.	Nov-11/2.3175	52,069,000	558,700

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 2.3175% versus the three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/2.3175	52,069,000	424,883

Option on an interest rate swap with UBS AG
for the right to pay a fixed rate of 1.722% versus
the six month CHF-LIBOR-BBA maturing
January 2014.	Jan-12/1.722	CHF 15,020,000	11,738

Total purchased options outstanding (cost $63,798,463)			$78,158,420

ASSET-BACKED SECURITIES (3.4%)*	Principal amount		Value

Countrywide Asset Backed Certificates
FRB Ser. 07-3, Class 2A2, 0.41472s, 2047		$3,826,000	$2,702,430
FRB Ser. 07-8, Class 2A2, 0.37472s, 2037 F		3,881,000	3,006,295
FRB Ser. 07-1, Class 2A2, 0.34472s, 2037 F		2,000,000	1,679,173

First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF5, Class 2A3, 0.40472s, 2036 F		10,708,869	5,779,944
FRB Ser. 06-FF11, Class 2A3, 0.39472s, 2036		5,166,000	2,557,170

43

ASSET-BACKED SECURITIES (3.4%)* cont.	Principal amount	Value

Green Tree Financial Corp.
Ser. 1999-4, Class A7, 7.41s, 2026	$37,749	$32,877
Ser. 99-3, Class A8, 7.06s, 2031	1,876,000	1,601,635
Ser. 1997-5, Class M1, 6.95s, 2029	5,010,000	4,872,225

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.54472s, 2036 F	3,343,928	1,579,229
FRB Ser. 05-11, Class 3A4, 0.49472s, 2035	1,333,172	999,879
FRB Ser. 07-3, Class A4A, 0.46472s, 2047	3,393,757	1,476,284
FRB Ser. 06-3, Class A2, 0.43472s, 2036	8,558,621	3,530,431
FRB Ser. 06-11, Class 2A2, 0.40472s, 2036	5,499,334	2,144,740
FRB Ser. 06-12, Class A2A, 0.39472s, 2036	2,047,120	839,319
FRB Ser. 06-12, Class A1, 0.29472s, 2036	9,447,980	3,996,495
FRB Ser. 07-3, Class 2A1A, 0.19069s, 2047	5,315,072	2,232,330

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1, Class 2A1,
0.29472s, 2036	40,321	16,733

Lehman XS Trust FRB Ser. 06-8, Class 2A1, 0.42472s, 2036	4,000,678	1,700,288

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 07-1, Class A2B, 0.41472s, 2037	4,317,216	1,899,575

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030	2,781,215	1,550,527
Ser. 00-D, Class A4, 7.4s, 2030	3,439,946	2,106,967
Ser. 02-A, Class A4, 6.97s, 2032	2,485,547	2,252,527
Ser. 98-A, Class M, 6.825s, 2028	2,176,000	2,113,585
Ser. 01-D, Class A2, 5.26s, 2019	2,540,672	1,492,645

WAMU Asset-Backed Certificates FRB Ser. 07-HE1, Class 2A1,
0.29472s, 2037	58,629	55,313

Total asset-backed securities (cost $58,877,822)		$52,218,616

SENIOR LOANS (3.4%)* [c]	Principal amount	Value

Advertising and marketing services (0.1%)
Affinion Group, Inc. bank term loan FRN 5s, 2016	$989,962	$910,765

		910,765
Airlines (0.1%)
Delta Air Lines, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017	830,918	805,990

		805,990
Biotechnology (0.1%)
Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018	997,500	983,784

		983,784
Broadcasting (—%)
Cumulus Media, Inc. bank term loan FRN 5 3/4s, 2018	800,000	788,000

		788,000
Building materials (—%)
Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017	680,000	665,833

		665,833
Cable television (—%)
Atlantic Broadband Finance, LLC bank term loan FRN Ser. B, 4s, 2016	584,908	573,210

		573,210
Chemicals (0.2%)
AZ Chem US, Inc. bank term loan FRN 4 3/4s, 2017	213,211	212,678

General Chemical Group, Inc. bank term loan FRN Ser. B, 5s, 2018	689,834	681,499

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017	1,462,650	1,404,144

Styron Corp. bank term loan FRN 6s, 2017	496,250	453,138

Tronox Worldwide bank term loan FRN Ser. B, 7s, 2015	496,250	493,769

		3,245,228

44

SENIOR LOANS (3.4%)* [c] cont.	Principal amount		Value

Commercial and consumer services (0.2%)
Interactive Data Corp. bank term loan FRN 4 1/2s, 2018		$711,425	$703,866

MoneyGram International, Inc. bank term loan FRN Ser. B,
4 1/2s, 2017		1,307,692	1,291,346

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.76s, 2014		1,082,839	1,032,758

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.74s, 2014		107,835	102,847

			3,130,817
Communications equipment (—%)
CommScope, Inc. bank term loan FRN Ser. B, 5s, 2018		353,225	350,576

			350,576
Computers (0.1%)
Eagle Parent, Inc. bank term loan FRN 5s, 2018		997,500	973,809

Syniverse Holdings, Inc. bank term loan FRN 5 1/4s, 2017		661,005	661,005

			1,634,814
Consumer finance (0.1%)
Ocwen Financial Corp. bank term loan FRN Ser. B, 7 3/4s, 2016		780,000	772,200

			772,200
Consumer goods (0.1%)
Revlon Consumer Products bank term loan FRN Ser. B,
4 3/4s, 2017		1,496,250	1,483,158

Spectrum Brands, Inc. bank term loan FRN 5s, 2016		772,407	769,510

			2,252,668
Containers (0.1%)
Reynolds Group Holdings, Inc, bank term loan FRN Ser. C,
6 1/2s, 2018		375,000	373,125

Reynolds Group Holdings, Inc. bank term loan FRN Ser. E,
6 1/2s, 2018		497,500	495,945

			869,070
Electric utilities (—%)
AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018		497,500	496,256

			496,256
Energy (oil field) (—%)
Frac Tech International, LLC bank term loan FRN Ser. B,
6 1/4s, 2016		497,743	493,299

			493,299
Food (0.1%)
Dean Foods Co. bank term loan FRN Ser. A1, 3.24s, 2014		389,610	380,065

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		478,800	466,830

			846,895
Forest products and packaging (0.1%)
Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017		832,913	816,254

			816,254
Gaming and lottery (0.4%)
Boyd Gaming Corp. bank term loan FRN Ser. A, 3.739s, 2015		1,443,750	1,345,094

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B1, 3.253s, 2015		1,000,000	882,143

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017		962,480	954,058

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 5 1/4s, 2016	CAD	2,493,750	2,376,787

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017		$855,700	855,700

			6,413,782
Health-care services (0.2%)
DaVita, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016		992,500	987,538

Emergency Medical Services Corp. bank term loan FRN Ser. B,
5 1/4s, 2018		597,000	582,672

45

SENIOR LOANS (3.4%)* [c] cont.	Principal amount	Value

Health-care services cont.
IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	$567,150	$553,680

Kindred Healthcare, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018	748,125	692,016

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017	962,825	928,324

		3,744,230
Insurance (—%)
CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016	301,642	302,396

		302,396
Machinery (—%)
Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017	665,000	664,584

		664,584
Manufacturing (0.1%)
SRAM Corp. bank term loan FRN 4.78s, 2018	813,724	805,587

		805,587
Media (—%)
Nielsen Finance LLC bank term loan FRN Ser. C, 3.492s, 2016	496,231	493,130

		493,130
Medical technology (0.1%)
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018	1,000,000	1,002,031

		1,002,031
Metals (—%)
Novelis, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017	282,863	280,830

		280,830
Oil and gas (0.1%)
MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)	835,000	832,217

		832,217
Pharmaceuticals (0.1%)
Capsugel Holdings US, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018	1,000,000	1,001,250

		1,001,250
Power producers (—%)
New Development Holdings, LLC bank term loan FRN Ser. B,
4 1/2s, 2018	398,000	393,212

		393,212
Publishing (0.1%)
Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B,
2.49s, 2014	989,691	849,278

Cenveo Corp. bank term loan FRN Ser. B, 6 1/4s, 2016	794,000	782,090

		1,631,368
Railroads (0.1%)
Swift Transportation Co., LLC bank term loan FRN 6s, 2016	873,261	872,442

		872,442
Restaurants (0.1%)
Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016	918,063	912,707

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017	380,849	379,897

		1,292,604
Retail (0.5%)
Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B, 6 1/4s, 2017	246,875	241,056

Claire’s Stores, Inc. bank term loan FRN 2.991s, 2014	498,294	439,620

Gymboree Corp. bank term loan FRN 5s, 2018	496,250	464,821

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	995,000	932,066

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	1,246,875	1,197,000

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017	794,000	791,023

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018	1,280,000	1,241,371

46

SENIOR LOANS (3.4%)* [c] cont.	Principal amount	Value

Retail cont.
PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017	$990,000	$978,863

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018	971,916	918,461

		7,204,281
Semiconductor (—%)
Edwards, Ltd. bank term loan FRN 5 1/2s, 2016 (United Kingdom)	198,500	185,432

Edwards, Ltd. bank term loan FRN Ser. B, 5 1/2s, 2016
(United Kingdom)	198,500	185,432

		370,864
Telecommunications (0.3%)
Intelsat Jackson Holdings SA bank term loan FRN 3.246s, 2014
(Luxembourg)	1,000,000	953,000

Intelsat Jackson Holdings, Ltd. bank term loan FRN Ser. B, 5 1/4s,
2018 (Bermuda)	995,000	987,538

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 5 3/4s, 2018	665,000	653,363

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018	1,119,370	1,098,849

SBA Communications Corp. bank term loan FRN Ser. B, 3 3/4s, 2018	498,750	493,763

		4,186,513

Total senior loans (cost $52,291,406)		$51,126,980

FOREIGN GOVERNMENT BONDS AND NOTES (1.8%)*	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017	$2,810,000	$2,304,200

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013	1,175,000	1,138,669

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015	13,520,000	12,170,298

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.439s, 2012	14,010,000	1,654,301

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021	960,000	938,425

Korea Development Bank (The) sr. unsec. unsub. notes 4s,
2016 (South Korea)	2,000,000	2,022,182

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s, 2012 (Canada)	2,100,000	2,128,701

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012	4,000,000	3,957,880

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013	1,700,000	1,674,500

Total foreign government bonds and notes (cost $29,141,836)		$27,989,156

SHORT-TERM INVESTMENTS (44.6%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05% [e]	94,518,953	$94,518,953

Straight-A Funding, LLC commercial paper with an effective
yield of 0.188%, January 18, 2012	$15,000,000	14,993,825

U.S. Treasury Bills with an effective yield of 0.221%,
March 8, 2012	60,000,000	59,948,800

U.S. Treasury Bills with an effective yield of 0.166%,
November 17, 2011 # ##	50,000,000	49,995,444

U.S. Treasury Bills with an effective yield of 0.110%,
October 18, 2012 ##	65,000,000	64,929,771

U.S. Treasury Bills with an effective yield of 0.245%,
February 9, 2012 ##	25,000,000	24,979,861

U.S. Treasury Bills with an effective yield of 0.071%,
July 26, 2012 ##	20,000,000	19,989,429

U.S. Treasury Bills with effective yields ranging from
0.101% to 0.200%, December 15, 2011 # ##	107,000,000	106,974,107

U.S. Treasury Bills with effective yields ranging from
0.119% to 0.150%, May 3, 2012 # ##	74,000,000	73,947,100

47

SHORT-TERM INVESTMENTS (44.6%)* cont.	Principal amount	Value

U.S. Treasury Bills with effective yields ranging from
0.072% to 0.128%, April 5, 2012 ##	$88,000,000	$87,963,058

U.S. Treasury Bills with effective yields ranging from
0.092% to 0.099%, August 23, 2012 ##	81,000,000	80,937,408

Total short-term investments (cost $679,177,756)		$679,177,756

TOTAL INVESTMENTS

Total investments (cost $2,111,253,676)		$2,109,532,269

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2010 through October 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $1,523,374,423.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

∆ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

48

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $553,787,866 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rates shown are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $887,827,808)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	11/16/11	$763,722	$696,712	$(67,010)

	Brazilian Real	Buy	11/16/11	1,045,288	965,880	79,408

	British Pound	Sell	11/16/11	2,433,379	2,347,639	(85,740)

	Canadian Dollar	Sell	11/16/11	3,123,790	2,972,907	(150,883)

	Chilean Peso	Sell	11/16/11	212,995	195,939	(17,056)

	Czech Koruna	Buy	11/16/11	839,655	800,058	39,597

	Euro	Buy	11/16/11	461,814	429,337	32,477

	Hungarian Forint	Sell	11/16/11	355,152	344,423	(10,729)

	Japanese Yen	Sell	11/16/11	6,907,701	6,957,644	49,943

	Mexican Peso	Sell	11/16/11	435,051	420,432	(14,619)

	Norwegian Krone	Sell	11/16/11	1,119,394	1,061,205	(58,189)

	Russian Ruble	Buy	11/16/11	647,365	596,343	51,022

	Singapore Dollar	Buy	11/16/11	136,993	131,151	5,842

	South African Rand	Sell	11/16/11	164,824	162,386	(2,438)

	South Korean Won	Sell	11/16/11	651,665	601,294	(50,371)

	Swedish Krona	Sell	11/16/11	1,512,691	1,432,328	(80,363)

	Swiss Franc	Buy	11/16/11	1,825,386	1,752,352	73,034

	Taiwan Dollar	Sell	11/16/11	1,635,815	1,594,268	(41,547)

	Turkish Lira	Sell	11/16/11	1,289,930	1,199,266	(90,664)

Barclays Bank PLC

	Australian Dollar	Buy	11/16/11	12,558,861	12,909,963	(351,102)

	Brazilian Real	Sell	11/16/11	15,560	14,328	(1,232)

	British Pound	Sell	11/16/11	9,008,616	8,883,851	(124,765)

	Canadian Dollar	Sell	11/16/11	11,516,112	11,328,036	(188,076)

	Chilean Peso	Sell	11/16/11	185,635	170,657	(14,978)

	Czech Koruna	Sell	11/16/11	139,007	132,356	(6,651)

	Euro	Sell	11/16/11	5,762,986	5,863,457	100,471

49

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $887,827,808) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Hungarian Forint	Sell	11/16/11	$3,584,169	$3,623,746	$39,577

	Indian Rupee	Sell	11/16/11	5,071,584	4,975,762	(95,822)

	Indonesian Rupiah	Sell	11/16/11	1,152,409	1,093,929	(58,480)

	Japanese Yen	Buy	11/16/11	5,477,543	5,441,601	35,942

	Malaysian Ringgit	Buy	11/16/11	1,458,417	1,395,047	63,370

	Mexican Peso	Buy	11/16/11	940,190	960,186	(19,996)

	New Zealand Dollar	Buy	11/16/11	1,213,676	1,139,839	73,837

	Norwegian Krone	Buy	11/16/11	15,439,129	15,148,572	290,557

	Polish Zloty	Buy	11/16/11	31,803	92,280	(60,477)

	Russian Ruble	Sell	11/16/11	281,684	258,934	(22,750)

	Singapore Dollar	Sell	11/16/11	352,166	336,699	(15,467)

	South Korean Won	Buy	11/16/11	2,813,673	2,762,813	50,860

	Swedish Krona	Sell	11/16/11	14,748,749	14,217,424	(531,325)

	Swiss Franc	Sell	11/16/11	3,088,799	2,964,243	(124,556)

	Taiwan Dollar	Buy	11/16/11	685,591	747,218	(61,627)

	Thai Baht	Buy	11/16/11	218,093	214,110	3,983

	Turkish Lira	Buy	11/16/11	2,380,069	2,215,455	164,614

Citibank, N.A.

	Australian Dollar	Buy	11/16/11	15,795,028	15,625,386	169,642

	Brazilian Real	Buy	11/16/11	2,346,500	2,163,018	183,482

	British Pound	Sell	11/16/11	7,489,522	7,413,138	(76,384)

	Canadian Dollar	Sell	11/16/11	14,045,873	13,854,211	(191,662)

	Chilean Peso	Buy	11/16/11	519,982	477,734	42,248

	Czech Koruna	Sell	11/16/11	1,073,996	1,028,858	(45,138)

	Euro	Sell	11/16/11	10,086,989	10,152,488	65,499

	Hungarian Forint	Sell	11/16/11	1,260,203	1,223,746	(36,457)

	Japanese Yen	Sell	11/16/11	5,529,456	5,637,448	107,992

	Mexican Peso	Buy	11/16/11	668,760	648,021	20,739

	New Zealand Dollar	Sell	11/16/11	757,598	711,245	(46,353)

	Norwegian Krone	Buy	11/16/11	3,759,060	3,563,776	195,284

	Polish Zloty	Sell	11/16/11	815,691	774,773	(40,918)

	Singapore Dollar	Sell	11/16/11	461,347	441,504	(19,843)

	South African Rand	Sell	11/16/11	1,758,966	1,733,336	(25,630)

	South Korean Won	Buy	11/16/11	51,644	47,652	3,992

	Swedish Krona	Sell	11/16/11	1,743,221	1,652,025	(91,196)

	Swiss Franc	Sell	11/16/11	2,024,218	1,942,677	(81,541)

	Taiwan Dollar	Buy	11/16/11	1,143,163	1,190,299	(47,136)

	Turkish Lira	Buy	11/16/11	169,920	158,160	11,760

Credit Suisse AG

	Australian Dollar	Buy	11/16/11	17,255,454	17,006,023	249,431

	Brazilian Real	Sell	11/16/11	2,184,806	2,016,667	(168,139)

	British Pound	Sell	11/16/11	2,214,896	2,392,363	177,467

	Canadian Dollar	Sell	11/16/11	22,788,314	22,279,312	(509,002)

	Chilean Peso	Buy	11/16/11	14,532	13,355	1,177

50

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $887,827,808) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

	Czech Koruna	Buy	11/16/11	$549,195	$523,601	$25,594

	Euro	Sell	11/16/11	19,559,011	19,558,707	(304)

	Hungarian Forint	Sell	11/16/11	1,963,949	1,905,039	(58,910)

	Indian Rupee	Sell	11/16/11	4,673,682	4,584,457	(89,225)

	Japanese Yen	Sell	11/16/11	7,799,699	8,055,536	255,837

	Malaysian Ringgit	Sell	11/16/11	318,317	304,249	(14,068)

	Mexican Peso	Buy	11/16/11	2,653,937	2,589,688	64,249

	Norwegian Krone	Buy	11/16/11	20,156,485	20,218,860	(62,375)

	Polish Zloty	Sell	11/16/11	764,801	732,466	(32,335)

	Russian Ruble	Buy	11/16/11	513,112	471,564	41,548

	South African Rand	Buy	11/16/11	1,294,624	1,286,081	8,543

	South Korean Won	Sell	11/16/11	2,532,225	2,350,592	(181,633)

	Swedish Krona	Sell	11/16/11	9,424,563	9,653,948	229,385

	Swiss Franc	Sell	11/16/11	1,339,756	1,284,676	(55,080)

	Taiwan Dollar	Buy	11/16/11	843,004	900,240	(57,236)

	Turkish Lira	Sell	11/16/11	1,356,771	1,262,335	(94,436)

Deutsche Bank AG

	Australian Dollar	Buy	11/16/11	91,849	296,464	(204,615)

	Brazilian Real	Buy	11/16/11	2,031,705	1,881,398	150,307

	British Pound	Buy	11/16/11	902,871	870,834	32,037

	Canadian Dollar	Sell	11/16/11	6,746,733	6,907,321	160,588

	Chilean Peso	Buy	11/16/11	457,524	420,769	36,755

	Czech Koruna	Sell	11/16/11	973,181	927,583	(45,598)

	Euro	Sell	11/16/11	4,710,278	4,862,853	152,575

	Hungarian Forint	Sell	11/16/11	510,291	494,789	(15,502)

	Malaysian Ringgit	Sell	11/16/11	1,191,687	1,140,439	(51,248)

	Mexican Peso	Sell	11/16/11	1,348,785	1,305,828	(42,957)

	New Zealand Dollar	Sell	11/16/11	803,408	754,720	(48,688)

	Norwegian Krone	Sell	11/16/11	1,214,980	856,004	(358,976)

	Polish Zloty	Buy	11/16/11	553,391	562,756	(9,365)

	Singapore Dollar	Sell	11/16/11	654,684	626,377	(28,307)

	South Korean Won	Buy	11/16/11	2,148,647	2,149,513	(866)

	Swedish Krona	Sell	11/16/11	4,349,675	4,115,068	(234,607)

	Swiss Franc	Buy	11/16/11	1,976,248	1,895,996	80,252

	Taiwan Dollar	Buy	11/16/11	1,114,159	1,162,676	(48,517)

	Turkish Lira	Sell	11/16/11	871,131	808,801	(62,330)

Goldman Sachs International

	Australian Dollar	Buy	11/16/11	8,871,763	9,258,613	(386,850)

	British Pound	Buy	11/16/11	2,814,881	2,715,191	99,690

	Canadian Dollar	Sell	11/16/11	10,826,505	10,584,497	(242,008)

	Chilean Peso	Buy	11/16/11	32,451	29,816	2,635

	Euro	Sell	11/16/11	7,484,480	7,212,832	(271,648)

	Hungarian Forint	Sell	11/16/11	1,802,754	1,749,601	(53,153)

	Japanese Yen	Sell	11/16/11	786,771	802,022	15,251

51

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $887,827,808) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	Norwegian Krone	Buy	11/16/11	$3,445,693	$3,672,401	$(226,708)

	Polish Zloty	Sell	11/16/11	288,233	262,620	(25,613)

	South African Rand	Buy	11/16/11	217,376	213,888	3,488

	Swedish Krona	Sell	11/16/11	1,516,371	1,436,917	(79,454)

	Swiss Franc	Buy	11/16/11	833,388	799,344	34,044

HSBC Bank USA, National Association

	Australian Dollar	Buy	11/16/11	15,958,525	15,994,718	(36,193)

	British Pound	Sell	11/16/11	2,760,863	2,660,390	(100,473)

	Canadian Dollar	Sell	11/16/11	9,672,547	9,692,913	20,366

	Euro	Sell	11/16/11	9,491,529	9,613,943	122,414

	Indian Rupee	Sell	11/16/11	3,946,871	3,869,344	(77,527)

	Japanese Yen	Buy	11/16/11	2,615,700	2,668,178	(52,478)

	New Zealand Dollar	Sell	11/16/11	28,358	26,623	(1,735)

	Norwegian Krone	Sell	11/16/11	9,518,205	9,015,756	(502,449)

	Singapore Dollar	Buy	11/16/11	1,014,740	971,066	43,674

	South Korean Won	Sell	11/16/11	2,133,668	1,964,332	(169,336)

	Swiss Franc	Buy	11/16/11	3,017,014	2,893,359	123,655

	Taiwan Dollar	Buy	11/16/11	115,876	112,925	2,951

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	11/16/11	24,862,272	24,644,896	217,376

	Brazilian Real	Sell	11/16/11	927,778	853,769	(74,009)

	British Pound	Sell	11/16/11	6,202,416	6,222,029	19,613

	Canadian Dollar	Sell	11/16/11	10,769,539	10,431,188	(338,351)

	Chilean Peso	Sell	11/16/11	558,387	512,951	(45,436)

	Czech Koruna	Sell	11/16/11	1,109,534	1,058,220	(51,314)

	Euro	Sell	11/16/11	12,821,900	13,211,383	389,483

	Hungarian Forint	Sell	11/16/11	2,305,179	2,385,129	79,950

	Japanese Yen	Sell	11/16/11	1,887,179	2,104,756	217,577

	Malaysian Ringgit	Sell	11/16/11	451,454	431,502	(19,952)

	Mexican Peso	Buy	11/16/11	427,691	414,144	13,547

	New Zealand Dollar	Buy	11/16/11	1,199,133	1,124,875	74,258

	Norwegian Krone	Sell	11/16/11	1,099,172	1,039,408	(59,764)

	Polish Zloty	Buy	11/16/11	1,234,902	1,168,675	66,227

	Russian Ruble	Sell	11/16/11	281,684	258,915	(22,769)

	Singapore Dollar	Buy	11/16/11	13,707	13,105	602

	South African Rand	Buy	11/16/11	1,098,350	1,104,312	(5,962)

	South Korean Won	Buy	11/16/11	1,431,217	1,491,260	(60,043)

	Swedish Krona	Sell	11/16/11	1,543,769	1,459,445	(84,324)

	Swiss Franc	Buy	11/16/11	734,256	704,416	29,840

	Taiwan Dollar	Sell	11/16/11	3,046,492	2,972,992	(73,500)

	Thai Baht	Sell	11/16/11	664,273	651,727	(12,546)

	Turkish Lira	Buy	11/16/11	541,209	502,512	38,697

52

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $887,827,808) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	11/16/11	$20,120,649	$21,016,957	$(896,308)

	Brazilian Real	Sell	11/16/11	3,004,188	2,759,680	(244,508)

	British Pound	Buy	11/16/11	4,265,809	3,951,668	314,141

	Canadian Dollar	Sell	11/16/11	4,747,816	4,088,343	(659,473)

	Chilean Peso	Sell	11/16/11	47,315	43,453	(3,862)

	Czech Koruna	Sell	11/16/11	871,849	830,932	(40,917)

	Euro	Sell	11/16/11	24,139,239	23,883,350	(255,889)

	Hungarian Forint	Sell	11/16/11	4,405,636	4,439,274	33,638

	Indian Rupee	Sell	11/16/11	2,289,910	2,247,095	(42,815)

	Japanese Yen	Buy	11/16/11	4,903,668	4,462,161	441,507

	Malaysian Ringgit	Sell	11/16/11	410,126	394,382	(15,744)

	Mexican Peso	Buy	11/16/11	795,306	772,715	22,591

	New Zealand Dollar	Buy	11/16/11	65,523	61,544	3,979

	Norwegian Krone	Buy	11/16/11	22,284,112	22,584,735	(300,623)

	Polish Zloty	Sell	11/16/11	1,162,695	1,104,336	(58,359)

	Russian Ruble	Sell	11/16/11	298,964	274,839	(24,125)

	Singapore Dollar	Sell	11/16/11	127,032	121,856	(5,176)

	South African Rand	Sell	11/16/11	121,653	120,046	(1,607)

	South Korean Won	Buy	11/16/11	216,834	199,957	16,877

	Swedish Krona	Sell	11/16/11	8,632,425	8,162,015	(470,410)

	Swiss Franc	Sell	11/16/11	5,596,141	5,369,888	(226,253)

	Taiwan Dollar	Sell	11/16/11	816,401	726,100	(90,301)

	Turkish Lira	Buy	11/16/11	217,431	202,408	15,023

State Street Bank and Trust Co.

	Australian Dollar	Buy	11/16/11	25,281,851	25,267,959	13,892

	Brazilian Real	Buy	11/16/11	44,589	41,005	3,584

	British Pound	Sell	11/16/11	12,583,445	12,430,752	(152,693)

	Canadian Dollar	Sell	11/16/11	4,411,838	4,009,988	(401,850)

	Czech Koruna	Buy	11/16/11	1,837,251	1,751,771	85,480

	Euro	Sell	11/16/11	33,055,922	33,107,896	51,974

	Hungarian Forint	Sell	11/16/11	557,245	540,007	(17,238)

	Indonesian Rupiah	Sell	11/16/11	1,779,813	1,700,418	(79,395)

	Japanese Yen	Sell	11/16/11	1,186,364	1,474,827	288,463

	Malaysian Ringgit	Buy	11/16/11	179,546	172,066	7,480

	Mexican Peso	Sell	11/16/11	2,594,467	2,513,622	(80,845)

	Norwegian Krone	Buy	11/16/11	26,603,803	26,940,466	(336,663)

	Polish Zloty	Buy	11/16/11	3,019,082	2,929,327	89,755

	Polish Zloty	Sell	11/16/11	3,053,647	2,898,733	(154,914)

	Russian Ruble	Sell	11/16/11	281,678	258,909	(22,769)

	Singapore Dollar	Sell	11/16/11	3,507	29,544	26,037

	South African Rand	Sell	11/16/11	1,424,829	1,403,146	(21,683)

	South Korean Won	Sell	11/16/11	1,012	934	(78)

	Swedish Krona	Buy	11/16/11	324,730	627,971	(303,241)

53

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $887,827,808) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Swiss Franc	Buy	11/16/11	$1,294,976	$1,242,144	$52,832

	Taiwan Dollar	Buy	11/16/11	2,891,774	2,898,609	(6,835)

	Taiwan Dollar	Sell	11/16/11	2,936,186	2,865,254	(70,932)

	Thai Baht	Buy	11/16/11	1,101,206	1,084,555	16,651

	Turkish Lira	Buy	11/16/11	2,977,862	2,895,661	82,201

	Turkish Lira	Sell	11/16/11	3,033,939	2,878,324	(155,615)

UBS AG

	Australian Dollar	Buy	11/16/11	26,621,074	26,120,098	500,976

	Brazilian Real	Buy	11/16/11	761,672	702,791	58,881

	British Pound	Sell	11/16/11	20,051,746	19,907,984	(143,762)

	Canadian Dollar	Buy	11/16/11	631,939	1,014,331	(382,392)

	Czech Koruna	Buy	11/16/11	656,347	625,860	30,487

	Euro	Sell	11/16/11	12,380,562	12,755,216	374,654

	Hungarian Forint	Sell	11/16/11	557,866	541,299	(16,567)

	Indian Rupee	Sell	11/16/11	3,396,808	3,342,031	(54,777)

	Japanese Yen	Sell	11/16/11	1,661,749	1,792,902	131,153

	Mexican Peso	Sell	11/16/11	386,314	374,143	(12,171)

	New Zealand Dollar	Buy	11/16/11	120,140	112,834	7,306

	Norwegian Krone	Buy	11/16/11	16,421,039	17,081,179	(660,140)

	Polish Zloty	Buy	11/16/11	1,300,485	1,259,096	41,389

	Russian Ruble	Sell	11/16/11	298,951	275,245	(23,706)

	Singapore Dollar	Sell	11/16/11	175,804	208,212	32,408

	South African Rand	Buy	11/16/11	1,179,032	1,158,502	20,530

	South Korean Won	Sell	11/16/11	556,849	514,020	(42,829)

	Swedish Krona	Buy	11/16/11	49,890	53,530	(3,640)

	Swiss Franc	Sell	11/16/11	896,969	860,845	(36,124)

	Taiwan Dollar	Buy	11/16/11	926,359	982,012	(55,653)

	Thai Baht	Buy	11/16/11	110,393	108,550	1,843

	Turkish Lira	Sell	11/16/11	117,733	37,691	(80,042)

Westpac Banking Corp.

	Australian Dollar	Buy	11/16/11	12,982,333	13,211,446	(229,113)

	British Pound	Buy	11/16/11	6,632,148	6,418,002	214,146

	Canadian Dollar	Sell	11/16/11	11,473,889	11,200,573	(273,316)

	Euro	Sell	11/16/11	2,744,595	3,239,934	495,339

	Japanese Yen	Buy	11/16/11	1,084,029	886,953	197,076

	New Zealand Dollar	Sell	11/16/11	1,270,635	1,192,523	(78,112)

	Norwegian Krone	Sell	11/16/11	409,204	388,091	(21,113)

	Swedish Krona	Buy	11/16/11	3,624,798	3,435,393	189,405

	Swiss Franc	Buy	11/16/11	1,917,795	1,840,489	77,306

Total						$(6,676,404)

54

FUTURES CONTRACTS OUTSTANDING at 10/31/11

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 10 yr (Long)	17	$2,000,019	Dec-11	$(4,283)

Canadian Government Bond
10 yr (Long)	49	6,455,168	Dec-11	14,285

Euro-Bund 10 yr (Short)	5	937,249	Dec-11	(7,237)

Euro-Schatz 2 yr (Short)	18	2,732,129	Dec-11	(12,415)

Euro-Swiss Franc 3 Month (Short)	46	13,098,314	Dec-11	(98,480)

Euro-Swiss Franc 3 Month (Short)	110	31,347,118	Jun-12	(379,069)

Euro-Swiss Franc 3 Month (Short)	110	31,347,118	Dec-12	(464,935)

Euro-Swiss Franc 3 Month (Short)	110	31,337,719	Mar-12	(296,028)

Japanese Government Bond
10 yr (Short)	12	21,805,064	Dec-11	43,461

Japanese Government Bond
10 yr Mini (Short)	16	2,910,206	Dec-11	7,620

U.S. Treasury Bond 30 yr (Long)	5	695,156	Dec-11	13,276

U.S. Treasury Bond 30 yr (Long)	105	15,999,375	Dec-11	1,012,812

U.S. Treasury Note 10 yr (Short)	333	42,977,813	Dec-11	(26,097)

Total				$(197,090)

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $140,120,674)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 2022.	$23,055,600	Jan-12/4.72	$231

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 5.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	21,493,220	Aug-16/5.35	662,529

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	21,493,220	Aug-16/4.35	2,412,206

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	52,030,116	Aug-16/4.28	2,710,249

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	52,030,116	Aug-16/4.28	5,641,625

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 2022.	23,055,600	Jan-12/4.72	4,862,195

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	62,705,637	Aug-16/3.625	4,536,126

55

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $140,120,674) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	$62,705,637	Aug-16/3.625	$4,668,435

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	81,833,453	Aug-16/4.17	2,369,897

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	81,833,453	Aug-16/4.17	4,915,981

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	20,981,611	Aug-16/4.68	893,817

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	20,981,611	Aug-16/4.68	2,710,635

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2026.	17,484,676	Jul-16/4.67	747,994

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2026.	17,484,676	Jul-16/4.67	2,249,264

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 2026.	17,484,676	Jul-16/4.80	700,611

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 2026.	17,484,676	Jul-16/4.80	2,384,962

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,993,870	Jul-16/4.80	279,825

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,993,870	Jul-16/4.80	953,964

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 2026.	17,484,676	Jul-16/4.815	693,967

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 2026.	17,484,676	Jul-16/4.815	2,400,943

56

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $140,120,674) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 2021.	$24,709,984	Jun-16/4.89	$496,275

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 2021.	24,709,984	Jun-16/4.39	1,677,413

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 2025.	795,340	Feb-15/5.36	16,039

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 2025.	795,340	Feb-15/5.36	149,618

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 2024.	12,964,757	Aug-14/4.20	417,076

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 2024.	12,964,757	Aug-14/4.20	1,504,262

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 2024.	10,803,964	Jul-14/4.19	347,855

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 2024.	10,803,964	Jul-14/4.19	1,248,960

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 2024.	4,321,586	Jul-14/4.34	126,506

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 2024.	10,803,964	Jul-14/4.35	314,266

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 2024.	4,321,586	Jul-14/4.34	541,257

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 2024.	10,803,964	Jul-14/4.35	1,360,295

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 2024.	10,803,991	Jul-14/4.3725	308,724

57

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $140,120,674) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 2024.	$10,803,991	Jul-14/4.3725	$1,379,021

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA August 2022.	69,014,500	Aug-12/2.73	2,068,365

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	69,014,500	Aug-12/2.73	2,959,342

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 2.4275%
versus the three month USD-LIBOR-BBA maturing
April 2022.	29,692,000	Apr-12/2.4275	763,678

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 2.28%
versus the three month USD-LIBOR-BBA maturing
December 2016.	51,393,175	Dec-11/2.28	4,625

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 2.28%
versus the three month USD-LIBOR-BBA maturing
December 2016.	51,393,175	Dec-11/2.28	2,284,427

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	50,714,521	May-16/4.745	1,070,584

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	50,714,521	May-16/4.745	4,059,495

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.5625% versus the
three month USD-LIBOR-BBA maturing October 2021.	18,596,000	Oct-16/2.5625	397,768

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.86% versus the
three month USD-LIBOR-BBA maturing July 2026.	4,040,933	Jun-16/5.86	97,395

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.86% versus the
three month USD-LIBOR-BBA maturing July 2026.	4,040,933	Jun-16/4.86	567,460

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	25,111,120	Jun-16/5.12	457,776

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	25,111,120	Jun-16/4.12	1,492,354

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	30,852,000	Jul-12/2.6075	1,121,470

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.4275% versus the
three month USD-LIBOR-BBA maturing April 2022.	29,692,000	Apr-12/2.4275	763,678

58

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $140,120,674) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.4475% versus the
three month USD-LIBOR-BBA maturing January 2022.	$25,399,000	Jan-12/2.4475	$567,668

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 2.225%
versus the three month USD-LIBOR-BBA maturing
December 2016.	36,452,670	Dec-11/2.225	2,187

Option on an interest rate swap with Citibank, N.A.
for the obligation to pay a fixed rate of 2.225% versus
the three month USD-LIBOR-BBA maturing
December 2016.	36,452,670	Dec-11/2.225	1,539,396

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing June 2021.	22,461,176	May-16/5.11	410,141

Option on an interest rate swap with Citibank, N.A.
for the obligation to pay a fixed rate of 4.11% versus
the three month USD-LIBOR-BBA maturing June 2021.	22,461,176	May-16/4.11	1,328,107

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	86,784,700	Aug-12/2.855	2,243,385

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	86,784,700	Aug-12/2.855	4,331,424

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	30,852,000	Jul-12/2.6075	1,121,470

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	29,692,000	Apr-12/2.4275	763,678

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	33,209,608	May-16/4.7575	697,169

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	33,209,608	May-16/4.7575	2,672,576

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	126,786,296	May-16/4.77	2,647,298

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	126,786,296	May-16/4.77	10,257,772

Option on an interest rate swap with Deutsche Bank
AG for the obligation to pay a fixed rate of 2.7975%
versus the three month USD-LIBOR-BBA maturing
October 2021.	7,438,000	Oct-16/2.7975	190,562

59

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $140,120,674) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.498% versus
the three month USD-LIBOR-BBA maturing April 2022.	$29,692,000	Apr-12/2.498	$865,225

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA maturing April 2022.	29,692,000	Apr-12/2.4275	763,678

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing June 2021.	22,005,119	May-16/4.60	501,717

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing June 2021.	22,005,119	May-16/4.60	1,645,609

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 2021.	41,578,327	May-16/4.765	873,810

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing May 2021.	41,578,327	May-16/4.765	3,351,421

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	18,605,933	Sep-16/3.49	1,278,042

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	18,605,933	Sep-16/3.49	1,443,634

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	4,378,000	Jul-12/2.6825	176,740

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	30,852,000	Jul-12/2.61875	1,138,439

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.60% versus the three month USD-LIBOR-BBA
maturing April 2022.	6,024,000	Apr-12/2.60	209,093

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.498% versus the three month USD-LIBOR-BBA
maturing April 2022.	29,692,000	Apr-12/2.498	865,225

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	29,692,000	Apr-12/2.4275	763,678

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.52% versus the three month USD-LIBOR-BBA
maturing January 2022.	5,758,000	Jan-12/2.52	155,581

60

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $140,120,674) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.46325% versus the three month USD-LIBOR-BBA
maturing January 2022.	$25,399,000	Jan-12/2.46325	$585,447

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 2016.	48,304,709	Dec-11/1.29	201,431

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 2016.	48,304,709	Dec-11/1.29	380,158

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 1.26% versus the three month USD-LIBOR-BBA
maturing November 2016.	6,734,888	Nov-11/1.26	15,154

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 1.26% versus the three month USD-LIBOR-BBA
maturing November 2016.	6,734,888	Nov-11/1.26	39,803

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing June 2021.	22,115,185	May-16/4.86	448,806

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing June 2021.	22,115,185	May-16/4.36	1,480,125

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 2.31% versus the three month USD-LIBOR-BBA
maturing November 2016.	3,042,918	Nov-11/2.31	30

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.31% versus the three month USD-LIBOR-BBA
maturing November 2016.	3,042,918	Nov-11/2.31	142,865

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	15,321,700	Aug-15/4.375	1,110,976

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.80% versus the three month USD-LIBOR-BBA
maturing January 2022.	38,426,000	Jan-12/4.80	653

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 2022.	38,426,000	Jan-12/4.80	8,391,470

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	15,321,700	Aug-15/4.375	3,799,230

61

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $140,120,674) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	$15,321,700	Aug-15/4.46	$1,045,553

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 2045.	15,321,700	Aug-15/4.46	3,972,059

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 2026.	16,419,887	Jul-16/4.79	659,423

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 2026.	16,419,887	Jul-16/4.79	2,232,300

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	17,498,526	Jul-16/4.74	719,539

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	17,498,526	Jul-16/4.74	2,325,449

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.815% versus the three month USD-LIBOR-BBA
maturing June 2026.	12,793,343	Jun-16/4.815	496,766

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.815% versus the three month USD-LIBOR-BBA
maturing June 2026.	12,793,343	Jun-16/4.815	1,765,712

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	24,553,095	Jun-16/4.575	568,650

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	24,553,095	Jun-16/4.575	1,815,456

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 2025.	86,207,400	Sep-15/4.04	4,338,818

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 2025.	86,207,400	Sep-15/4.04	8,360,049

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 2025.	5,042,460	Feb-15/5.27	106,658

62

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $140,120,674) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 2025.	$5,042,460	Feb-15/5.27	$916,114

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing July 2024.	10,146,020	Jul-14/4.36	291,201

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.36%
versus the three month USD-LIBOR-BBA maturing
July 2024.	10,146,020	Jul-14/4.36	1,286,586

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.29% versus the three month USD-LIBOR-BBA
maturing July 2024.	10,812,522	Jul-14/4.29	324,138

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.29%
versus the three month USD-LIBOR-BBA maturing
July 2024.	10,812,522	Jul-14/4.29	1,321,528

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 2022.	5,758,100	Apr-12/4.8675	979

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	29,692,000	Apr-12/2.4275	763,678

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 2022.	5,758,100	Apr-12/4.8675	1,246,974

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
2.453% versus the three month USD-LIBOR-BBA
maturing January 2022.	25,399,000	Jan-12/2.453	575,033

Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the
six month CHF-LIBOR-BBA maturing January 2014.	CHF 15,020,000	Jan-12/0.722	202,967

Total		$169,527,943

TBA SALE COMMITMENTS OUTSTANDING at 10/31/11 (proceeds receivable $12,152,344)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association 3 1/2s,
November 1, 2041	$12,000,000	11/14/11	$12,201,563

Total			$12,201,563

63

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$59,164,600	$—	9/23/13	3 month USD-
				LIBOR-BBA	0.45%	$(110,649)

	66,475,000	—	9/26/13	3 month USD-
				LIBOR-BBA	0.5075%	(50,166)

	8,459,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.1825%	(91,765)

	108,954,000	—	10/3/13	3 month USD-
				LIBOR-BBA	0.54875%	(1,411)

	73,079,000	—	10/5/13	3 month USD-
				LIBOR-BBA	0.597%	67,083

	7,870,000	—	10/11/21	3 month USD-
				LIBOR-BBA	2.18%	(95,282)

	36,807,000	—	10/11/21	3 month USD-
				LIBOR-BBA	2.30%	(40,869)

	14,457,000	—	10/11/21	3 month USD-
				LIBOR-BBA	2.245%	(88,924)

	20,870,000	—	10/14/26	3 month USD-
				LIBOR-BBA	2.74%	61,222

AUD	6,090,000	—	4/18/21	6.10%	6 month AUD-
					BBR-BBSW	(490,128)

CAD	4,308,000	—	9/14/21	2.4075%	3 month CAD-
					BA-CDOR	65,195

CAD	4,984,000	—	10/6/21	3 month CAD-
				BA-CDOR	2.445%	(65,690)

CAD	7,180,000	—	10/31/21	2.64%	3 month CAD-
					BA-CDOR	(18,635)

EUR	41,500,000	—	6/14/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.711561%	1,102,238

GBP	2,386,000	—	10/11/21	2.76%	6 month GBP-
					LIBOR-BBA	(25,252)

JPY	2,365,000,000	—	9/21/21	0.98375%	6 month JPY-
					LIBOR-BBA	82,004

JPY	859,000,000	—	10/6/21	6 month JPY-
				LIBOR-BBA	0.98625%	(34,851)

JPY	929,000,000	—	10/13/21	0.9925%	6 month JPY-
					LIBOR-BBA	48,393

Barclays Bank PLC
	$28,026,222	253,637	9/8/16	2.065%	3 month USD-
					LIBOR-BBA	(888,339)

	6,715,000	—	9/15/20	2.032%	3 month USD-
					LIBOR-BBA	68,202

	43,303,600	292,010	9/16/41	3.04%	3 month USD-
					LIBOR-BBA	(482,861)

	47,085,500	—	9/19/20	2.12%	3 month USD-
					LIBOR-BBA	149,967

	63,430,000	—	9/19/13	3 month USD-
				LIBOR-BBA	0.51%	(40,171)

64

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$14,245,000	$—	9/19/41	3 month USD-
			LIBOR-BBA	3.035%	$237,215

33,969,000	—	9/20/20	2.136%	3 month USD-
				LIBOR-BBA	64,447

101,980,200	—	9/22/13	0.4775%	3 month USD-
				LIBOR-BBA	135,343

29,510,000	—	9/22/21	3 month USD-
			LIBOR-BBA	2.18%	(308,462)

10,373,000	—	9/22/41	2.975%	3 month USD-
				LIBOR-BBA	(43,343)

66,475,000	—	9/26/13	3 month USD-
			LIBOR-BBA	0.50625%	(52,241)

67,834,000	—	9/27/13	3 month USD-
			LIBOR-BBA	0.5175%	(38,765)

7,064,000	—	9/28/21	3 month USD-
			LIBOR-BBA	2.041%	(167,500)

235,635,000	—	9/28/13	3 month USD-
			LIBOR-BBA	0.511043%	(170,640)

328,693,100	61,982	6/17/13	0.64%	3 month USD-
				LIBOR-BBA	(1,109,449)

17,531,000	—	9/29/41	3 month USD-
			LIBOR-BBA	2.857%	(357,198)

10,269,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.155%	(137,083)

103,287,000	—	9/30/13	3 month USD-
			LIBOR-BBA	0.53%	(36,277)

26,744,000	—	9/30/21	2.165%	3 month USD-
				LIBOR-BBA	333,051

35,186,000	—	9/30/16	3 month USD-
			LIBOR-BBA	1.25625%	(8,650)

6,124,000	—	10/3/41	2.8175%	3 month USD-
				LIBOR-BBA	176,116

52,508,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.543%	(6,691)

28,095,000	—	10/6/21	1.999%	3 month USD-
				LIBOR-BBA	793,317

155,395,900	—	3/10/18	3.06%	3 month USD-
				LIBOR-BBA	(13,592,041)

79,410,000	—	6/28/13	0.628%	3 month USD-
				LIBOR-BBA	(255,148)

4,820,000 E	—	4/11/22	2.265%	3 month USD-
				LIBOR-BBA	91,580

10,645,965	—	10/7/18	3 month USD-
			LIBOR-BBA	1.73%	(60,395)

406,348,000	—	10/7/13	3 month USD-
			LIBOR-BBA	0.636%	(677,628)

75,872,000	—	10/7/21	2.11%	3 month USD-
				LIBOR-BBA	1,377,056

65

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$3,001,000	$—	10/7/41	3 month USD-
			LIBOR-BBA	2.668%	$(178,583)

44,754,670	219,298	10/11/16	1.97%	3 month USD-
				LIBOR-BBA	(1,294,139)

6,829,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(29,911)

6,813,000	—	10/24/13	0.648%	3 month USD-
				LIBOR-BBA	(11,675)

12,847,000	—	10/24/21	2.363%	3 month USD-
				LIBOR-BBA	(45,570)

9,296,000	—	10/25/21	2.385%	3 month USD-
				LIBOR-BBA	(51,092)

25,654,000	—	10/27/13	0.64625%	3 month USD-
				LIBOR-BBA	(41,897)

81,638,000	—	7/12/13	3 month USD-
			LIBOR-BBA	0.7225%	405,625

120,029,000	—	7/13/13	0.645%	3 month USD-
				LIBOR-BBA	(409,924)

26,457,437	(407,445)	9/21/21	3 month USD-
			LIBOR-BBA	3.14%	1,647,966

31,356,962	(597,350)	10/21/21	3 month USD-
			LIBOR-BBA	3.17%	1,839,235

29,190,100	37,632	3/30/31	3 month USD-
			LIBOR-BBA	4.17%	6,024,032

63,322,000	—	7/28/13	3 month USD-
			LIBOR-BBA	0.635%	195,236

69,467,000	—	10/28/13	0.62875%	3 month USD-
				LIBOR-BBA	(85,640)

6,402,000	—	10/28/41	2.9525%	3 month USD-
				LIBOR-BBA	21,749

2,583,000	—	10/28/21	3 month USD-
			LIBOR-BBA	2.329%	(199)

6,330,000	—	10/31/21	2.5575%	3 month USD-
				LIBOR-BBA	(133,045)

21,350,000	—	10/31/21	2.55%	3 month USD-
				LIBOR-BBA	(434,005)

5,835,000	—	10/31/41	3 month USD-
			LIBOR-BBA	3.2025%	279,836

69,959,000	—	11/1/21	2.54%	3 month USD-
				LIBOR-BBA	(1,336,916)

43,379,000	—	11/1/41	3 month USD-
			LIBOR-BBA	3.205%	2,078,722

6,842,000	—	11/2/41	3.052%	3 month USD-
				LIBOR-BBA	(114,604)

1,338,000	—	8/17/41	3.343%	3 month USD-
				LIBOR-BBA	(109,938)

127,571,600	127,142	8/17/16	3 month USD-
			LIBOR-BBA	1.22%	253,683

66

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$70,323,500	$(752,050)	8/17/41	3.32%	3 month USD-
					LIBOR-BBA	$(6,199,209)

	157,168,596	—	8/18/13	0.439%	3 month USD-
					LIBOR-BBA	267,166

	273,444,428 E	—	3/21/13	3 month USD-
				LIBOR-BBA	0.44125%	(333,602)

	15,244,000	—	8/31/21	2.348%	3 month USD-
					LIBOR-BBA	(108,955)

	38,710,000	(221,615)	9/8/16	3 month USD-
				LIBOR-BBA	2.14%	1,497,773

	59,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(741,970)

	63,919,000	—	8/31/13	0.509%	3 month USD-
					LIBOR-BBA	27,330

	37,540,000	—	9/6/20	2.231%	3 month USD-
					LIBOR-BBA	(271,574)

	4,841,000	—	9/6/41	3.2375%	3 month USD-
					LIBOR-BBA	(285,677)

	120,460,000	—	9/6/13	3 month USD-
				LIBOR-BBA	0.48875%	(110,522)

	31,135,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.17%	(316,914)

	31,135,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.18%	(288,122)

	883,000	—	9/8/41	2.958%	3 month USD-
					LIBOR-BBA	(1,564)

	8,913,000	—	9/12/20	2.032%	3 month USD-
					LIBOR-BBA	88,792

	2,668,000	—	9/12/41	3.012%	3 month USD-
					LIBOR-BBA	(33,355)

	21,778,000	—	9/12/21	2.178%	3 month USD-
					LIBOR-BBA	213,497

AUD	12,810,000	—	10/13/21	5.0575%	6 month AUD-
					BBR-BBSW	48,835

AUD	20,080,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	(843,364)

AUD	15,270,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	995,434

AUD	9,600,000	—	4/21/21	6.0675%	6 month AUD-
					BBR-BBSW	(750,970)

EUR	75,990,000	—	6/15/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.67%	1,927,083

EUR	94,987,500	—	6/15/13	1.95%	3 month EUR-
					EURIBOR-
					REUTERS	(2,238,658)

EUR	7,901,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.532%	(29,636)

67

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
EUR	2,836,000	$—	10/4/21	2.542%	6 month EUR-
					EURIBOR-
					REUTERS	$8,407

EUR	6,183,000	—	10/12/21	2.675%	6 month EUR-
					EURIBOR-
					REUTERS	(78,796)

EUR	11,870,000	—	10/14/21	6 month EUR-
				EURIBOR-
				REUTERS	2.73%	229,173

GBP	11,994,000	—	9/26/21	6 month GBP-
				LIBOR-BBA	2.54%	(233,054)

GBP	2,677,000	—	10/3/21	2.5675%	6 month GBP-
					LIBOR-BBA	43,594

GBP	6,290,000	—	8/8/21	2.9785%	6 month GBP-
					LIBOR-BBA	(315,067)

GBP	2,816,000	—	8/15/31	3.60%	6 month GBP-
					LIBOR-BBA	(285,624)

GBP	9,510,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	846,364

Citibank, N.A.
	$9,914,000	—	9/23/13	3 month USD-
				LIBOR-BBA	0.459%	(16,762)

	4,949,000	—	9/23/21	3 month USD-
				LIBOR-BBA	2.136%	(72,110)

	40,770,200	(18,805)	9/26/13	0.49%	3 month USD-
					LIBOR-BBA	26,110

	1,966,300	(23,181)	9/26/21	3 month USD-
				LIBOR-BBA	2.09%	(60,691)

	29,754,000	—	9/30/18	3 month USD-
				LIBOR-BBA	1.73625%	(133,372)

	96,845,000	—	10/3/13	0.55625%	3 month USD-
					LIBOR-BBA	(12,772)

	80,998,250	—	10/3/20	3 month USD-
				LIBOR-BBA	2.04%	(896,091)

	73,377,250	—	10/3/21	2.159%	3 month USD-
					LIBOR-BBA	978,892

	4,600,000	—	10/3/41	3 month USD-
				LIBOR-BBA	2.804%	(144,941)

	2,734,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	(50,005)

	6,829,000 E	—	4/12/22	3 month USD-
				LIBOR-BBA	2.4275%	(29,911)

	12,625,000	—	10/17/21	3 month USD-
				LIBOR-BBA	2.37%	60,395

	35,607,000	—	10/28/13	0.62875%	3 month USD-
					LIBOR-BBA	(43,897)

	105,903,100	(219,938)	8/25/20	2.10%	3 month USD-
					LIBOR-BBA	62,708

68

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$82,558,100	$211,607	8/25/21	3 month USD-
				LIBOR-BBA	2.24%	$898

SEK	26,518,200	—	10/3/21	2.555%	3 month SEK-
					STIBOR-SIDE	22,823

SEK	26,840,000	—	10/4/21	2.50%	3 month SEK-
					STIBOR-SIDE	42,874

SEK	85,436,000	—	7/8/16	3.275%	3 month SEK-
					STIBOR-SIDE	(666,726)

SEK	90,898,000	—	7/11/16	3.2825%	3 month SEK-
					STIBOR-SIDE	(711,565)

Credit Suisse International
	$92,112,000	—	9/20/13	0.52125%	3 month USD-
					LIBOR-BBA	39,262

	69,000,300	—	9/21/13	0.50%	3 month USD-
					LIBOR-BBA	59,748

	58,550,000	—	9/29/13	3 month USD-
				LIBOR-BBA	0.52375%	(28,059)

	113,397,550	—	10/3/20	3 month USD-
				LIBOR-BBA	2.055%	(1,112,591)

	102,728,150	—	10/3/21	2.172%	3 month USD-
					LIBOR-BBA	1,248,190

	47,700,000 E	—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	(280,476)

	45,013,000	—	10/11/13	3 month USD-
				LIBOR-BBA	0.65375%	88,903

	6,829,000 E	—	4/12/22	3 month USD-
				LIBOR-BBA	2.4275%	(29,911)

	73,085,000	—	10/11/13	3 month USD-
				LIBOR-BBA	0.68%	181,955

	4,781,000	—	10/17/21	3 month USD-
				LIBOR-BBA	2.37%	22,871

	244,766,100	(50,076)	2/24/15	2.04%	3 month USD-
					LIBOR-BBA	(10,756,510)

	70,866,000	—	10/31/13	3 month USD-
				LIBOR-BBA	0.65%	118,921

	130,956,000	—	11/1/13	3 month USD-
				LIBOR-BBA	0.63%	167,624

	18,749,000	—	11/2/13	0.5825%	3 month USD-
					LIBOR-BBA	(6,000)

	44,024,000	—	11/2/13	0.56%	3 month USD-
					LIBOR-BBA	5,723

	95,459,000	—	8/8/13	3 month USD-
				LIBOR-BBA	0.57375%	105,650

	2,671,000	—	8/18/41	3 month USD-
				LIBOR-BBA	3.3688%	233,315

	2,719,000	—	8/24/41	3.0775%	3 month USD-
					LIBOR-BBA	(74,219)

69

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$90,653,300	$—	8/31/13	3 month USD-
				LIBOR-BBA	0.493%	$(68,374)

	59,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(741,970)

	31,135,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.17%	(316,914)

	11,801,000	—	9/14/41	2.944%	3 month USD-
					LIBOR-BBA	18,216

	379,199,200	27,039	5/27/13	0.72%	3 month USD-
					LIBOR-BBA	(2,002,341)

CHF	15,908,000	—	9/28/21	6 month CHF-
				LIBOR-BBA	1.405%	(121,708)

CHF	4,466,000	—	10/5/21	6 month CHF-
				LIBOR-BBA	1.44%	(16,699)

CHF	2,480,000	—	10/7/21	1.465%	6 month CHF-
					LIBOR-BBA	2,623

CHF	3,300,000	—	10/10/21	1.45%	6 month CHF-
					LIBOR-BBA	9,810

CHF	4,180,000	—	10/14/21	1.535%	6 month CHF-
					LIBOR-BBA	(23,187)

GBP	5,550,000	—	10/12/21	6 month GBP-
				LIBOR-BBA	2.7875%	80,104

GBP	6,292,000	—	8/15/21	6 month GBP-
				LIBOR-BBA	2.91%	247,166

Deutsche Bank AG
	$18,539,000	—	9/14/21	2.145%	3 month USD-
					LIBOR-BBA	240,576

	8,770,000	—	9/14/41	3 month USD-
				LIBOR-BBA	2.95%	(2,770)

	27,432,000	—	9/19/14	3 month USD-
				LIBOR-BBA	0.6625%	(14,742)

	40,913,000	—	9/27/18	3 month USD-
				LIBOR-BBA	1.515%	(783,459)

	67,834,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(38,765)

	15,165,000	—	9/29/21	3 month USD-
				LIBOR-BBA	2.165%	(188,506)

	8,459,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.1875%	(87,922)

	129,597,200	—	10/3/20	3 month USD-
				LIBOR-BBA	2.034%	(1,499,149)

	117,403,600	—	10/3/21	2.153%	3 month USD-
					LIBOR-BBA	1,631,346

	10,781,000	—	10/4/13	3 month USD-
				LIBOR-BBA	0.56125%	2,370

	5,263,000	—	10/4/14	3 month USD-
				LIBOR-BBA	0.7175%	3,358

70

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$153,102,720	$—	10/7/14	3 month USD-
			LIBOR-BBA	0.792%	$430,924

64,675,701	—	10/7/16	1.3045%	3 month USD-
				LIBOR-BBA	(104,339)

105,208,680	—	10/7/17	3 month USD-
			LIBOR-BBA	1.532%	(218,315)

1,383,000 E	—	10/7/21	3 month USD-
			LIBOR-BBA	3.0475%	(26,194)

102,068,480	—	10/7/14	3 month USD-
			LIBOR-BBA	0.787%	272,040

43,117,134	—	10/7/16	1.30125%	3 month USD-
				LIBOR-BBA	(62,567)

70,139,120	—	10/7/17	3 month USD-
			LIBOR-BBA	1.529%	(158,308)

19,022,265	—	10/7/16	1.303%	3 month USD-
				LIBOR-BBA	(29,147)

13,011,735	—	10/7/18	3 month USD-
			LIBOR-BBA	1.7265%	(76,839)

6,829,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(29,911)

5,547,000 E	—	4/13/22	3 month USD-
			LIBOR-BBA	2.498%	10,650

6,382,000	—	10/14/41	2.94375%	3 month USD-
				LIBOR-BBA	24,700

90,830,000	—	10/31/13	3 month USD-
			LIBOR-BBA	0.6505%	153,331

12,099,000	—	11/1/41	3 month USD-
			LIBOR-BBA	3.21%	592,125

15,833,400	8,450	7/18/14	3 month USD-
			LIBOR-BBA	0.96%	177,539

131,984,000	—	7/27/13	0.6325%	3 month USD-
				LIBOR-BBA	(401,612)

16,818,000	—	11/2/21	2.365%	3 month USD-
				LIBOR-BBA	(50,790)

61,138,800	—	8/15/41	3.300791%	3 month USD-
				LIBOR-BBA	(4,505,826)

93,685,000	—	8/17/18	1.84%	3 month USD-
				LIBOR-BBA	(563,644)

3,149,000	—	8/18/41	3.37%	3 month USD-
				LIBOR-BBA	(275,864)

26,694,900	—	8/24/16	1.23%	3 month USD-
				LIBOR-BBA	(26,374)

44,802,200	—	8/24/21	2.271%	3 month USD-
				LIBOR-BBA	(17,715)

28,771,400	—	8/24/41	3 month USD-
			LIBOR-BBA	3.081%	805,971

152,433,700	—	8/30/13	3 month USD-
			LIBOR-BBA	0.5075%	(72,012)

71

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$87,158,300	$—	8/30/21	2.4075%	3 month USD-
					LIBOR-BBA	$(1,078,519)

	37,523,700	—	8/30/41	3 month USD-
				LIBOR-BBA	3.2425%	2,277,911

	362,669,700	(64,076)	5/13/13	0.75%	3 month USD-
					LIBOR-BBA	(2,272,722)

	79,359,400	—	8/31/13	3 month USD-
				LIBOR-BBA	0.4925%	(59,922)

	59,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(741,970)

	26,297,400	—	9/12/21	3 month USD-
				LIBOR-BBA	2.2125%	(174,519)

	16,594,300	—	9/12/41	3.065%	3 month USD-
					LIBOR-BBA	(387,045)

	10,440,000	—	9/14/16	3 month USD-
				LIBOR-BBA	1.175%	(32,919)

	31,649,737	(1,012,792)	8/25/41	3 month USD-
				LIBOR-BBA	4.09%	6,397,976

EUR	22,470,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	(2,769,548)

KRW	8,419,000,000	—	8/16/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.42%	(41,613)

KRW	8,401,000,000	—	5/9/16	4.115%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(193,158)

KRW	8,401,000,000	—	4/22/16	4.135%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(189,734)

KRW	8,331,000,000	—	4/29/16	4.14%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(189,636)

Goldman Sachs International
	$47,085,500	—	9/19/20	2.13375%	3 month USD-
					LIBOR-BBA	96,005

	63,430,000	—	9/19/13	3 month USD-
				LIBOR-BBA	0.515%	(34,093)

	14,245,000	—	9/19/41	3 month USD-
				LIBOR-BBA	3.05%	280,769

	1,899,000	—	9/20/41	3.065%	3 month USD-
					LIBOR-BBA	(43,090)

	50,390,700	—	9/21/13	0.50%	3 month USD-
					LIBOR-BBA	43,633

	74,007,800	—	9/22/13	0.478%	3 month USD-
					LIBOR-BBA	97,439

	51,640,600	—	9/23/13	3 month USD-
				LIBOR-BBA	0.4525%	(94,376)

72

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$53,567,000	$—	9/26/13	3 month USD-
			LIBOR-BBA	0.50625%	$(42,097)

42,688,000	—	9/26/21	3 month USD-
			LIBOR-BBA	1.93875%	(1,406,705)

52,446,296	(1,906,423)	9/29/41	3 month USD-
			LIBOR-BBA	3.99%	9,137,817

25,956,000	—	9/28/41	2.69625%	3 month USD-
				LIBOR-BBA	1,378,032

67,826,000	—	9/28/13	3 month USD-
			LIBOR-BBA	0.5125%	(47,670)

1,000,000	—	9/29/41	3 month USD-
			LIBOR-BBA	2.87%	(17,724)

9,536,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.15125%	(130,477)

10,289,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.558%	1,793

46,927,000	—	10/7/14	3 month USD-
			LIBOR-BBA	0.7775%	111,871

19,137,000	—	10/11/21	3 month USD-
			LIBOR-BBA	2.16%	(266,734)

6,829,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(29,911)

5,547,000 E	—	4/13/22	3 month USD-
			LIBOR-BBA	2.498%	10,650

12,819,000	—	10/14/21	3 month USD-
			LIBOR-BBA	2.3745%	70,259

6,916,000	—	10/17/21	2.365%	3 month USD-
				LIBOR-BBA	(29,889)

3,904,000	—	10/17/13	3 month USD-
			LIBOR-BBA	0.65375%	7,442

15,637,000	—	10/18/13	3 month USD-
			LIBOR-BBA	0.65875%	32,236

32,636,000	—	10/18/21	2.40125%	3 month USD-
				LIBOR-BBA	(270,968)

22,508,000	—	10/21/13	0.632%	3 month USD-
				LIBOR-BBA	(32,181)

1,283,000	—	10/21/21	2.36%	3 month USD-
				LIBOR-BBA	(4,554)

2,590,000	—	10/21/41	3 month USD-
			LIBOR-BBA	2.94125%	(12,688)

96,064,000	—	7/25/13	0.65625%	3 month USD-
				LIBOR-BBA	(338,977)

59,908,700 E	—	3/19/13	1.09375%	3 month USD-
				LIBOR-BBA	(315,120)

118,243,000	—	7/26/13	3 month USD-
			LIBOR-BBA	0.63%	355,019

25,436,300	—	10/25/21	2.39625%	3 month USD-
				LIBOR-BBA	(166,303)

73

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$28,114,000	$—	10/26/13	0.64875%	3 month USD-
					LIBOR-BBA	$(47,795)

	13,123,000	—	10/26/21	3 month USD-
				LIBOR-BBA	2.3825%	67,988

	17,434,000	—	10/26/41	3 month USD-
				LIBOR-BBA	3.005%	133,846

	1,428,000	—	10/26/21	3 month USD-
				LIBOR-BBA	2.415%	11,646

	5,473,000	—	10/26/41	3 month USD-
				LIBOR-BBA	3.0375%	78,164

	1,033,000	—	10/27/21	3 month USD-
				LIBOR-BBA	2.435%	10,229

	20,000,500	—	10/31/41	3.10275%	3 month USD-
					LIBOR-BBA	(553,176)

	46,370,000	—	8/24/16	1.235%	3 month USD-
					LIBOR-BBA	(57,373)

	27,350,000	—	8/24/21	3 month USD-
				LIBOR-BBA	2.2625%	(10,678)

	1,350,000	—	8/24/41	3.075%	3 month USD-
					LIBOR-BBA	(36,155)

	148,020,000	—	8/30/13	3 month USD-
				LIBOR-BBA	0.48375%	(140,915)

	57,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(716,819)

	67,398,200	430,639	5/9/41	4.09%	3 month USD-
					LIBOR-BBA	(16,091,177)

	35,773,000	—	9/1/20	2.225%	3 month USD-
					LIBOR-BBA	(258,163)

	4,711,000	—	9/1/41	3 month USD-
				LIBOR-BBA	3.195%	238,958

	6,349,000	—	9/6/21	2.2575%	3 month USD-
					LIBOR-BBA	12,668

	10,791,000	—	9/13/41	3.023%	3 month USD-
					LIBOR-BBA	(158,311)

EUR	32,400,000	—	6/21/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.632%	946,028

EUR	11,600,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	(32,161)

EUR	22,500,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	(62,382)

EUR	2,540,000	—	10/6/21	2.439%	6 month EUR-
					EURIBOR-
					REUTERS	40,199

EUR	54,940,000	—	5/26/13	2.224%	6 month EUR-
					EURIBOR-
					REUTERS	(1,017,916)

74

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
GBP	5,404,000 E	$—	9/22/31	6 month GBP-
				LIBOR-BBA	4.06%	$47,182

GBP	2,816,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	(59,787)

GBP	5,106,000 E	—	9/23/31	3.99%	6 month GBP-
					LIBOR-BBA	(8,867)

GBP	2,120,000	—	10/6/21	2.525%	6 month GBP-
					LIBOR-BBA	51,399

GBP	4,904,000 E	—	8/9/31	4.605%	6 month GBP-
					LIBOR-BBA	(309,886)

GBP	4,904,000 E	—	8/10/31	4.5175%	6 month GBP-
					LIBOR-BBA	(266,675)

KRW	13,387,000,000	—	9/19/16	3.395%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	80,017

KRW	25,634,000,000	—	7/11/16	4.035%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(504,501)

KRW	8,051,000,000	—	4/21/16	4.12%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(177,534)

KRW	19,570,919,000	—	8/2/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.845%	249,467

SEK	15,600,000	—	9/9/21	2.65%	3 month SEK-
					STIBOR-SIDE	(6,852)

JPMorgan Chase Bank, N.A.
	$9,579,200	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	1,668,630

	95,500,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	(573,000)

	68,100,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	(420,177)

	49,144,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.51375%	(31,698)

	400,000,000	—	9/27/21	1.86625%	3 month USD-
					LIBOR-BBA	15,859,058

	400,000,000	—	9/27/21	3 month USD-
				LIBOR-BBA	1.995%	(11,134,419)

	67,834,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(38,765)

	17,401,000	(582,934)	9/8/41	3 month USD-
				LIBOR-BBA	4.0275%	3,247,652

	73,129,200	—	7/11/13	0.715%	3 month USD-
					LIBOR-BBA	(352,964)

	26,928,000	—	7/19/21	3.074%	3 month USD-
					LIBOR-BBA	(2,103,699)

	19,805,000	—	9/29/21	3 month USD-
				LIBOR-BBA	2.18%	(218,984)

75

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
$8,380,000	$—	9/30/21	3 month USD-
			LIBOR-BBA	2.203%	$(75,173)

15,791,000	—	10/3/21	3 month USD-
			LIBOR-BBA	2.184%	(174,508)

7,064,000	—	10/4/41	2.75%	3 month USD-
				LIBOR-BBA	300,776

41,365,000	—	10/4/13	3 month USD-
			LIBOR-BBA	0.58%	24,565

7,137,000	—	10/7/21	3 month USD-
			LIBOR-BBA	2.068%	(156,998)

6,170,000	—	10/11/21	2.2395%	3 month USD-
				LIBOR-BBA	41,055

6,829,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(29,911)

46,602,000	—	10/14/13	3 month USD-
			LIBOR-BBA	0.677%	111,345

7,844,000	—	10/17/21	3 month USD-
			LIBOR-BBA	2.37%	37,523

31,413,500	—	10/19/21	3 month USD-
			LIBOR-BBA	2.387%	194,736

49,821,000	—	10/28/13	3 month USD-
			LIBOR-BBA	0.65%	82,345

2,996,000	—	10/28/21	3 month USD-
			LIBOR-BBA	2.396%	18,134

6,193,000	—	10/28/21	3 month USD-
			LIBOR-BBA	2.351%	11,970

20,000,500	—	10/31/41	3.235%	3 month USD-
				LIBOR-BBA	(1,091,589)

19,368,500	—	11/1/21	2.445%	3 month USD-
				LIBOR-BBA	(201,626)

174,101,000	—	11/2/13	0.5925%	3 month USD-
				LIBOR-BBA	(90,533)

141,285,400	(570,720)	8/3/21	3 month USD-
			LIBOR-BBA	2.92%	8,185,404

60,113,000	—	8/19/13	0.4475%	3 month USD-
				LIBOR-BBA	92,166

8,038,000	—	8/19/41	3.299%	3 month USD-
				LIBOR-BBA	(586,772)

7,189,000	—	8/23/41	3.088%	3 month USD-
				LIBOR-BBA	(212,318)

6,610,000	—	8/30/21	3 month USD-
			LIBOR-BBA	2.4225%	90,883

63,487,500	—	8/31/13	3 month USD-
			LIBOR-BBA	0.50%	(38,890)

1,533,000	—	9/2/41	3.187%	3 month USD-
				LIBOR-BBA	(75,129)

32,609,000	—	9/2/21	3 month USD-
			LIBOR-BBA	2.35%	223,894

76

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$55,944,000	$—	9/14/21	3 month USD-
				LIBOR-BBA	2.124%	$(833,800)

	68,220,000	—	9/14/21	2.1575%	3 month USD-
					LIBOR-BBA	807,073

	7,902,000	—	9/15/41	2.984%	3 month USD-
					LIBOR-BBA	(51,677)

	16,284,000	—	9/19/16	3 month USD-
				LIBOR-BBA	1.231%	(12,411)

CAD	15,854,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	271,391

CAD	25,694,000	—	9/21/21	3 month CAD-
				BA-CDOR	2.3911%	(439,834)

CAD	3,390,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	58,031

CAD	6,139,000	—	9/27/21	3 month CAD-
				BA-CDOR	2.415%	(94,178)

CAD	6,827,000	—	10/7/21	3 month CAD-
				BA-CDOR	2.5125%	(49,511)

CAD	6,902,000	—	10/14/21	3 month CAD-
				BA-CDOR	2.6575%	36,985

EUR	75,990,000	—	6/13/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.74%	2,078,956

EUR	75,990,000	—	6/13/13	1.9865%	3 month EUR-
					EURIBOR-
					REUTERS	(1,862,658)

GBP	2,914,000	—	10/14/21	2.812%	6 month GBP-
					LIBOR-BBA	(51,603)

JPY	644,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(335,187)

JPY	979,460,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(144,412)

JPY	976,750,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	93,257

JPY	36,800,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	12,921

JPY	49,400,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(5,459)

JPY	867,000,000	—	9/12/21	1.02375%	6 month JPY-
					LIBOR-BBA	(19,371)

MXN	14,762,000	—	9/11/20	6.82%	1 month MXN-
					TIIE-BANXICO	(40,450)

MXN	19,089,000	—	9/14/20	6.82%	1 month MXN-
					TIIE-BANXICO	(51,987)

MXN	63,220,000	—	7/30/20	6.3833%	1 month MXN-
					TIIE-BANXICO	(43,292)

MXN	6,909,000	—	7/30/20	6.3833%	1 month MXN-
					TIIE-BANXICO	(4,731)

77

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
MXN	63,220,000	$—	8/19/20	1 month MXN-
				TIIE-BANXICO	6.615%	$105,870

MXN	40,760,000	—	11/4/20	1 month MXN-
				TIIE-BANXICO	6.75%	93,778

UBS, AG
AUD	13,990,000	—	9/27/21	6 month AUD-
				BBR-BBSW	4.79%	(352,369)

AUD	12,501,000	—	9/27/16	4.46%	6 month AUD-
					BBR-BBSW	117,290

CHF	74,153,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(1,072,009)

Total						$(31,852,921)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$13,686,556	$(38,493)	1/12/40	5.00% (1 month	Synthetic TRS	$26,522
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

Barclays Bank PLC
	1,937,213	—	1/12/40	5.00% (1 month	Synthetic MBX	13,608
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	9,154,024	—	1/12/40	4.50% (1 month	Synthetic MBX	56,194
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	20,598,484	—	1/12/38	(6.50%) 1 month	Synthetic TRS	187,322
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	13,383,997	—	1/12/40	5.00% (1 month	Synthetic MBX	94,019
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	10,075,612	—	1/12/41	5.00% (1 month	Synthetic MBX	62,894
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	56,019,359	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(166,134)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

78

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$13,795,261	$—	1/12/41	5.00% (1 month	Synthetic MBX	$86,113
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

5,114,091	—	1/12/41	5.00% (1 month	Synthetic MBX	31,923
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

45,809,542	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(135,855)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

33,164,881	—	1/12/41	5.00% (1 month	Synthetic MBX	207,023
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

13,733,623	—	1/12/40	4.00% (1 month	Synthetic MBX	67,837
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

1,605,196	—	1/12/40	4.00% (1 month	Synthetic TRS	7,119
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

5,760,000	—	4/7/16	(2.63%)	USA Non Revised	(103,899)
				Consumer Price
				Index-Urban
				(CPI-U)

13,686,556	263,038	1/12/40	(5.00%) 1 month	Synthetic TRS	199,909
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

5,114,091	—	1/12/41	5.00% (1 month	Synthetic MBX	31,924
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

33,502,997	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(99,358)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

24,359,332	—	1/12/40	4.00% (1 month	Synthetic MBX	120,323
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

79

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,536,692	$—	1/12/41	4.50% (1 month	Synthetic MBX	$10,393
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

5,317,433	—	1/12/40	4.50% (1 month	Synthetic MBX	32,643
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

18,528,662	—	1/12/40	4.50% (1 month	Synthetic MBX	113,743
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

56,648,788	—	1/12/41	5.00% (1 month	Synthetic MBX	353,615
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

14,007,496	—	1/12/41	5.00% (1 month	Synthetic MBX	87,438
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

708,302	—	1/12/41	5.00% (1 month	Synthetic MBX	4,421
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,697,688	—	1/12/40	5.00% (1 month	Synthetic MBX	11,926
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

5,505,578	—	1/12/40	5.00% (1 month	Synthetic MBX	38,675
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,991,387	—	1/12/40	5.00% (1 month	Synthetic MBX	28,038
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

4,769,245	—	1/12/38	(6.50%) 1 month	Synthetic TRS	43,371
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

24,418,377	—	1/12/41	5.00% (1 month	Synthetic TRS	75,204
			USD-LIBOR)	Index 5.00%
				30 year Ginnie
				Mae II pools

80

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
$2,852,811	$—	1/12/41	5.00% (1 month	Synthetic MBX	$17,808
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

37,625,772	—	1/12/40	5.00% (1 month	Synthetic TRS	251,313
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,367,824	—	1/12/41	5.00% (1 month	Synthetic MBX	14,781
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Credit Suisse International
378,744	—	1/12/41	4.50% (1 month	Synthetic MBX	2,562
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

3,409,394	—	1/12/41	5.00% (1 month	Synthetic MBX	21,282
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

14,701,500	—	1/12/40	5.00% (1 month	Synthetic TRS	98,195
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

17,060,435	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(50,595)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

Deutsche Bank AG
18,539,368	—	1/12/39	(6.00%) 1 month	Synthetic TRS	156,045
			USD-LIBOR	Index 6.00%
				30 year Fannie Mae
				pools

17,060,435	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(50,595)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

Goldman Sachs International
3,290,000	—	3/1/16	2.47%	USA Non Revised	26,550
				Consumer Price
				Index-Urban
				(CPI-U)

2,467,500	—	3/3/16	2.45%	USA Non Revised	17,445
				Consumer Price
				Index-Urban
				(CPI-U)

81

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$16,660,857	$—	1/12/41	5.00% (1 month	Synthetic MBX	$104,001
				USD-LIBOR)	Index 5.00% 30
					30 year Fannie Mae
					pools

	21,583,156	—	1/12/38	(6.50%) 1 month	Synthetic TRS	196,276
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

EUR	17,506,000	—	10/18/13	(1.7775%)	Eurostat Eurozone	(43,844)
					HICP excluding
					tobacco

Total						$2,248,175

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/11

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	$(5,786)	$650,000	12/20/19	(100 bp)	$88,314

Deutsche Bank AG
France, Gov’t of,
4.25%, 04/25/2019	—	9,480	10,140,000	6/20/15	(100 bp)	183,952

Total						$272,266

*Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index.

82

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$52,218,616	$—

Corporate bonds and notes	—	233,958,168	—

Foreign government bonds and notes	—	27,989,156	—

Mortgage-backed securities	—	547,954,076	2,210,523

Purchased options outstanding	—	78,158,420	—

Senior loans	—	51,126,980	—

U.S. Government agency obligations	—	1,511,216	—

U.S. Government and agency mortgage obligations	—	434,838,098	—

U.S. Treasury obligations	—	389,260	—

Short-term investments	94,518,953	584,658,803	—

Totals by level	$94,518,953	$2,012,802,793	$2,210,523

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(6,676,404)	$—

Futures contracts	(197,090)	—	—

Written options	—	(169,527,943)	—

TBA sale commitments	—	(12,201,563)	—

Interest rate swap contracts	—	(27,094,952)	—

Total return swap contracts	—	2,023,630	—

Credit default contracts	—	268,572	—

Totals by level	$(197,090)	$(213,208,660)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

83

Statement of assets and liabilities 10/31/11

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $2,016,734,723)	$2,015,013,316
Affiliated issuers (identified cost $94,518,953) (Note 6)	94,518,953

Cash	698,437

Foreign currency (cost $4,720) (Note 1)	4,602

Interest and other receivables	8,527,159

Receivable for shares of the fund sold	6,925,885

Receivable for investments sold	34,584,606

Receivable for sales of delayed delivery securities (Note 1)	12,167,510

Unrealized appreciation on swap contracts (Note 1)	91,264,724

Premiums paid on swap contracts (Note 1)	6,471,684

Receivable for variation margin (Note 1)	127,253

Unrealized appreciation on forward currency contracts (Note 1)	9,175,259

Total assets	2,279,479,388

LIABILITIES

Payable for investments purchased	16,491,182

Payable for purchases of delayed delivery securities (Note 1)	408,000,786

Payable for shares of the fund repurchased	10,285,787

Payable for compensation of Manager (Note 2)	243,182

Payable for investor servicing fees (Note 2)	187,004

Payable for custodian fees (Note 2)	44,303

Payable for Trustee compensation and expenses (Note 2)	28,576

Payable for administrative services (Note 2)	6,144

Payable for distribution fees (Note 2)	438,067

Unrealized depreciation on swap contracts (Note 1)	120,597,204

Premiums received on swap contracts (Note 1)	1,941,954

Unrealized depreciation on forward currency contracts (Note 1)	15,851,663

TBA sale commitments, at value (proceeds receivable $12,152,344) (Note 1)	12,201,563

Written options outstanding, at value (premiums received $140,120,674) (Notes 1 and 3)	169,527,943

Other accrued expenses	259,607

Total liabilities	756,104,965

Net assets	$1,523,374,423

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,581,693,987

Undistributed net investment income (Note 1)	16,529,880

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(7,519,033)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(67,330,411)

Total — Representing net assets applicable to capital shares outstanding	$1,523,374,423

(Continued on next page)

84

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($830,295,554 divided by 79,987,353 shares)	$10.38

Offering price per class A share (100/99.00 of $10.38)*	$10.48

Net asset value and offering price per class B share ($16,065,713 divided by 1,556,088 shares)**	$10.32

Net asset value and offering price per class C share ($291,441,929 divided by 28,459,539 shares)**	$10.24

Net asset value and redemption price per class M share ($17,639,172 divided by 1,704,401 shares)	$10.35

Offering price per class M share (100/99.25 of $10.35)*	$10.43

Net asset value, offering price and redemption price per class R share
($800,865 divided by 77,449 shares)	$10.34

Net asset value, offering price and redemption price per class Y share
($367,131,190 divided by 35,215,720 shares)	$10.43

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

85

Statement of operations Year ended 10/31/11

INVESTMENT INCOME

Interest (net of foreign tax of $39,965) (including interest income of $97,973 from investments
in affiliated issuers) (Note 6)	$62,419,627

EXPENSES

Compensation of Manager (Note 2)	8,489,870

Investor servicing fees (Note 2)	1,910,014

Custodian fees (Note 2)	146,300

Trustee compensation and expenses (Note 2)	93,671

Administrative services (Note 2)	39,662

Distribution fees — Class A (Note 2)	1,849,077

Distribution fees — Class B (Note 2)	71,417

Distribution fees — Class C (Note 2)	2,711,412

Distribution fees — Class M (Note 2)	52,536

Distribution fees — Class R (Note 2)	3,826

Other	578,618

Fees waived and reimbursed by Manager (Note 2)	(2,492,452)

Total expenses	13,453,951

Expense reduction (Note 2)	(6,819)

Net expenses	13,447,132

Net investment income	48,972,495

Net realized gain on investments (Notes 1 and 3)	24,389,946

Net realized loss on swap contracts (Note 1)	(41,524,000)

Net realized loss on futures contracts (Note 1)	(9,889,465)

Net realized loss on foreign currency transactions (Note 1)	(9,866,252)

Net realized gain on written options (Notes 1 and 3)	4,214,366

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(7,210,913)

Net unrealized depreciation of investments, futures contracts, swap contracts,
written options and TBA sale commitments during the year	(55,598,038)

Net loss on investments	(95,484,356)

Net decrease in net assets resulting from operations	$(46,511,861)

The accompanying notes are an integral part of these financial statements.

86

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 10/31/11	Year ended 10/31/10

Operations:
Net investment income	$48,972,495	$25,798,823

Net realized gain (loss) on investments
and foreign currency transactions	(32,675,405)	2,630,250

Net unrealized depreciation of investments
and assets and liabilities in foreign currencies	(62,808,951)	(9,401,686)

Net increase (decrease) in net assets resulting
from operations	(46,511,861)	19,027,387

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(16,056,244)	(1,325,251)

Class B	(394,628)	(55,453)

Class C	(5,426,425)	(623,791)

Class M	(416,717)	(29,907)

Class R	(17,871)	(695)

Class Y	(8,311,662)	(1,041,683)

Net realized short-term gain on investments

Class A	(1,060,382)	—

Class B	(28,976)	—

Class C	(450,415)	—

Class M	(27,781)	—

Class R	(1,247)	—

Class Y	(521,030)	—

From net realized long-term gain on investments
Class A	(1,161,372)	—

Class B	(31,736)	—

Class C	(493,311)	—

Class M	(30,427)	—

Class R	(1,365)	—

Class Y	(570,651)	—

Redemption fees (Note 1)	—	6,114

Increase from capital share transactions (Note 4)	608,933,232	731,345,121

Total increase in net assets	527,419,131	747,301,842

NET ASSETS

Beginning of year	995,955,292	248,653,450

End of year (including undistributed net investment
income of $16,529,880 and $21,780,077, respectively)	$1,523,374,423	$995,955,292

The accompanying notes are an integral part of these financial statements.

87

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
October 31, 2011	$10.92	.38	(.56)	(.18)	(.32)	(.04)	(.36)	—	$10.38	(1.72)	$830,296	.87 [d]	3.55 [d]	188 [e]
October 31, 2010	10.65	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.92	3.53	498,715	1.09	4.18	219 [e]
October 31, 2009 †	10.00	.32	.33	.65	— [f]	—	— [f]	— [f]	10.65	6.52*	107,098	1.11*[d]	3.02*[d]	39*

Class B
October 31, 2011	$10.86	.37	(.58)	(.21)	(.29)	(.04)	(.33)	—	$10.32	(2.03)	$16,066	1.07 [d]	3.48 [d]	188 [e]
October 31, 2010	10.60	.41	(.08)	.33	(.07)	—	(.07)	— [f]	10.86	3.17	14,957	1.41	3.81	219 [e]
October 31, 2009 †	10.00	.26	.34	.60	— [f]	—	— [f]	— [f]	10.60	6.01*	6,056	1.63*[d]	2.49*[d]	39*

Class C
October 31, 2011	$10.80	.30	(.57)	(.27)	(.25)	(.04)	(.29)	—	$10.24	(2.53)	$291,442	1.62 [d]	2.86 [d]	188 [e]
October 31, 2010	10.59	.37	(.08)	.29	(.08)	—	(.08)	— [f]	10.80	2.76	220,223	1.84	3.40	219 [e]
October 31, 2009 †	10.00	.28	.31	.59	— [f]	—	— [f]	— [f]	10.59	5.91*	58,151	1.76*[d]	2.66*[d]	39*

Class M
October 31, 2011	$10.90	.38	(.57)	(.19)	(.32)	(.04)	(.36)	—	$10.35	(1.85)	$17,639	.92 [d]	3.56 [d]	188 [e]
October 31, 2010	10.63	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.90	3.51	13,405	1.16	4.12	219 [e]
October 31, 2009 †	10.00	.29	.34	.63	— [f]	—	— [f]	— [f]	10.63	6.32*	1,926	1.24*[d]	2.74*[d]	39*

Class R
October 31, 2011	$10.89	.36	(.57)	(.21)	(.30)	(.04)	(.34)	—	$10.34	(1.98)	$801	1.12 [d]	3.35 [d]	188 [e]
October 31, 2010	10.62	.43	(.08)	.35	(.08)	—	(.08)	— [f]	10.89	3.28	553	1.34	3.95	219 [e]
October 31, 2009 †	10.00	.30	.32	.62	— [f]	—	— [f]	— [f]	10.62	6.22*	88	1.33*[d]	2.87*[d]	39*

Class Y
October 31, 2011	$10.96	.41	(.56)	(.15)	(.34)	(.04)	(.38)	—	$10.43	(1.47)	$367,131	.62 [d]	3.82 [d]	188 [e]
October 31, 2010	10.67	.48	(.08)	.40	(.11)	—	(.11)	— [f]	10.96	3.81	248,102.84		4.41	219 [e]
October 31, 2009 †	10.00	.39	.28	.67	— [f]	—	— [f]	— [f]	10.67	6.72*	75,335	.90*[d]	3.67*[d]	39*

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

October 31, 2011	0.18%

October 31, 2009	0.15

e Portfolio turnover excludes dollar roll transactions.

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements 10/31/11

Note 1: Significant accounting policies

Putnam Absolute Return 300 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek to earn a positive total return that exceeds the rate of inflation by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to April 5, 2010, the maximum front-end sales charge for class A and class M shares was 3.25% and 2.00%, respectively. Prior to April 5, 2010, class B shares were subject to a contingent deferred sales charge if those shares were redeemed within four years of purchase.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from November 1, 2010 through October 31, 2011.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional

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traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

C) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

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E) Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average number of contracts of approximately 3,000 on futures contracts for the reporting period.

F) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns, owned or expects to own. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $1,344,700,000 on purchased options contracts for the reporting period.

G) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $603,800,000 on forward currency contracts for the reporting period.

H) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

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Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

I) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $6,357,000,000 on interest rate swap contracts for the reporting period.

J) Credit default contracts The fund entered into credit default contracts to hedge credit risk. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $33,000,000 on credit default swap contracts for the reporting period.

K) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $14,409,818 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position

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with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $133,054,425 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $120,187,679.

L) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

P) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of

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credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Q) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At October 31, 2011, the fund had a capital loss carryover of $5,221,887 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2019. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of foreign currency gains and losses, realized gains and losses on certain futures contracts, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $23,599,145 to decrease undistributed net investment income and $112,268 to increase paid-in-capital, with a decrease to accumulated net realized losses of $23,486,877.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$60,121,623
Unrealized depreciation	(64,423,451)

Net unrealized depreciation	(4,301,828)
Undistributed ordinary income	5,993,040
Capital loss carryforward	(5,221,887)
Cost for federal income tax purposes	$2,113,834,097

S) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

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0.730%	of the first $5 billion,
0.680%	of the next $5 billion,
0.630%	of the next $10 billion,
0.580%	of the next $10 billion,
0.530%	of the next $50 billion,
0.510%	of the next $50 billion,
0.500%	of the next $100 billion,
0.495%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 3.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.12%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.58% of the fund’s average net assets before an increase of $320,984 (0.02% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2012, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under the fund’s distribution plans) will not exceed an annual rate of 0.60% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $2,492,452 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

96

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $6,819 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,246, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. Prior to April 5, 2010, the annual rates were 0.85% and 0.40% of the average net assets attributable to class B and class M shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $14,299 and $8 from the sale of class A and class M shares, respectively, and received $22,221 and $54,126 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class  A and class  M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $28,115 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,127,153,318 and $1,954,050,171, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $19,627,745 and $19,280,356, respectively.

97

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at the	USD	555,224,800	$34,880,164
beginning of the reporting period	CHF	—	$—

Options	USD	2,894,677,076	115,474,525
opened	CHF	60,080,000	65,594

Options	USD	(337,414,572)	(9,557,165)
exercised	CHF	—	—

Options	USD	—	—
expired	CHF	—	—

Options	USD	(17,189,000)	(697,014)
closed	CHF	(45,060,000)	(45,430)

Written options outstanding at the	USD	3,095,298,304	$140,100,510
end of the reporting period	CHF	15,020,000	$20,164

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/11		Year ended 10/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	60,585,292	$655,283,850	44,718,792	$482,378,886

Shares issued in connection with
reinvestment of distributions	1,406,851	15,025,173	108,748	1,161,431

	61,992,143	670,309,023	44,827,540	483,540,317

Shares repurchased	(27,653,993)	(295,481,581)	(9,230,154)	(99,726,104)

Net increase	34,338,150	$374,827,442	35,597,386	$383,814,213

	Year ended 10/31/11		Year ended 10/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	566,607	$6,081,412	1,084,281	$11,609,026

Shares issued in connection with
reinvestment of distributions	34,918	371,523	4,196	44,644

	601,525	6,452,935	1,088,477	11,653,670

Shares repurchased	(423,035)	(4,520,019)	(282,275)	(3,031,493)

Net increase	178,490	$1,932,916	806,202	$8,622,177

	Year ended 10/31/11		Year ended 10/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	14,953,968	$159,822,328	17,632,273	$188,304,186

Shares issued in connection with
reinvestment of distributions	455,808	4,831,565	39,530	419,810

	15,409,776	164,653,893	17,671,803	188,723,996

Shares repurchased	(7,346,583)	(77,813,793)	(2,767,440)	(29,612,204)

Net increase	8,063,193	$86,840,100	14,904,363	$159,111,792

98

	Year ended 10/31/11		Year ended 10/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	978,417	$10,578,695	1,129,937	$12,156,459

Shares issued in connection with
reinvestment of distributions	38,011	404,816	2,697	28,746

	1,016,428	10,983,511	1,132,634	12,185,205

Shares repurchased	(542,328)	(5,747,386)	(83,422)	(897,155)

Net increase	474,100	$5,236,125	1,049,212	$11,288,050

	Year ended 10/31/11		Year ended 10/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	71,888	$772,978	57,359	$617,901

Shares issued in connection with
reinvestment of distributions	1,847	19,687	29	311

	73,735	792,665	57,388	618,212

Shares repurchased	(47,085)	(509,129)	(14,860)	(160,716)

Net increase	26,650	$283,536	42,528	$457,496

	Year ended 10/31/11		Year ended 10/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	34,278,961	$371,506,119	26,678,250	$288,313,586

Shares issued in connection with
reinvestment of distributions	536,455	5,740,069	55,269	590,827

	34,815,416	377,246,188	26,733,519	288,904,413

Shares repurchased	(22,235,438)	(237,433,075)	(11,155,729)	(120,853,020)

Net increase	12,579,978	$139,813,113	15,577,790	$168,051,393

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$268,572	Payables	$—

Foreign exchange
contracts	Receivables	9,175,259	Payables	15,851,663

Investments,
	Receivables,		Payables, Net
	Net assets —		assets —
	Unrealized		Unrealized
	appreciation/		appreciation/
Interest rate contracts	(depreciation)	175,444,816*	(depreciation)	292,082,751*

Total		$184,888,647		$307,934,414

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

99

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$229,380	$229,380

Foreign exchange
contracts	—	—	(7,268,454)	—	$(7,268,454)

Interest rate contracts	(3,604,949)	(9,889,465)	—	(41,753,380)	$(55,247,794)

Total	$(3,604,949)	$(9,889,465)	$(7,268,454)	$(41,524,000)	$(62,286,868)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$773,371	$773,371

Foreign exchange
contracts	—	—	(7,274,708)	—	$(7,274,708)

Interest rate contracts	(12,056,628)	2,483,429	—	(9,381,175)	$(18,954,374)

Total	$(12,056,628)	$2,483,429	$(7,274,708)	$(8,607,804)	$(25,455,711)

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $97,973 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,144,240,481 and $1,102,503,964, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

100

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam Absolute Return 500 Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Absolute Return 500 Fund (the “fund”) at October 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2011 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2011

The fund’s portfolio 10/31/11

COMMON STOCKS (23.6%)*	Shares	Value

Advertising and marketing services (0.1%)
Omnicom Group, Inc.	21,452	$954,185

		954,185
Aerospace and defense (0.7%)
Huntington Ingalls Industries, Inc. †	4,165	122,868

Lockheed Martin Corp.	26,480	2,009,832

Northrop Grumman Corp.	24,994	1,443,404

Raytheon Co.	33,134	1,464,191

Rockwell Collins, Inc.	19,366	1,081,204

		6,121,499
Airlines (0.2%)
Copa Holdings SA Class A (Panama)	8,897	614,516

Southwest Airlines Co.	89,627	766,311

		1,380,827
Banking (0.6%)
Bank of Hawaii Corp.	12,719	537,123

JPMorgan Chase & Co.	44,300	1,539,868

M&T Bank Corp.	14,810	1,127,189

New York Community Bancorp, Inc.	61,315	816,103

People’s United Financial, Inc.	65,297	832,537

		4,852,820
Beverage (0.3%)
Dr. Pepper Snapple Group, Inc.	75,300	2,819,985

		2,819,985
Biotechnology (0.3%)
Biogen Idec, Inc. †	16,865	1,962,411

Pharmaceutical Product Development, Inc.	26,817	884,693

		2,847,104
Broadcasting (0.1%)
Discovery Communications, Inc. Class A †	14,968	650,509

		650,509
Cable television (0.1%)
IAC/InterActiveCorp. †	27,997	1,143,118

		1,143,118
Chemicals (0.5%)
International Flavors & Fragrances, Inc.	10,681	646,841

PPG Industries, Inc.	12,432	1,074,249

Sherwin-Williams Co. (The)	10,180	841,988

Sigma-Aldrich Corp.	11,895	778,885

Valspar Corp.	14,998	522,980

		3,864,943
Commercial and consumer services (0.8%)
Ecolab, Inc.	18,972	1,021,452

Equifax, Inc.	22,064	775,550

Expedia, Inc.	26,511	696,179

Gartner, Inc. †	17,733	683,075

Moody’s Corp.	24,754	878,519

Priceline.com, Inc. †	2,917	1,481,019

Verisk Analytics, Inc. Class A †	24,309	854,461

		6,390,255

COMMON STOCKS (23.6%)* cont.	Shares	Value

Communications equipment (0.1%)
Harris Corp.	27,337	$1,031,972

		1,031,972
Computers (1.4%)
Apple, Inc. †	18,759	7,593,268

Hewlett-Packard Co.	43,443	1,156,018

Micros Systems, Inc. †	21,966	1,081,167

NetApp, Inc. †	10,855	444,621

Solera Holdings, Inc.	19,220	1,049,989

		11,325,063
Conglomerates (0.1%)
AMETEK, Inc.	23,452	926,823

		926,823
Consumer (0.5%)
Kimberly-Clark Corp.	46,019	3,207,984

Scotts Miracle-Gro Co. (The) Class A	10,187	494,171

Tupperware Brands Corp.	9,760	551,830

		4,253,985
Containers (0.1%)
Ball Corp.	19,942	689,395

		689,395
Distribution (0.2%)
W.W. Grainger, Inc.	8,331	1,427,184

		1,427,184
Electric utilities (0.7%)
Alliant Energy Corp.	17,143	699,092

DPL, Inc.	21,084	639,899

DTE Energy Co.	19,392	1,010,517

Entergy Corp.	15,832	1,095,099

Pinnacle West Capital Corp.	16,223	739,444

Public Service Enterprise Group, Inc.	40,254	1,356,560

Westar Energy, Inc.	20,795	566,872

		6,107,483
Electronics (0.2%)
L-3 Communications Holdings, Inc.	14,841	1,005,923

QLogic Corp. †	25,713	359,211

		1,365,134
Energy (oil field) (0.6%)
Core Laboratories NV (Netherlands)	8,834	956,369

Deepocean Group (Shell) (acquired 6/9/11,
cost $357,152) (Norway) ‡	24,631	344,834

Dresser-Rand Group, Inc. †	17,837	863,311

FMC Technologies, Inc. †	29,260	1,311,433

Oceaneering International, Inc.	21,634	904,950

Oil States International, Inc. †	11,377	791,953

		5,172,850
Energy (other) (0.1%)
Covanta Holding Corp.	35,101	514,581

		514,581
Engineering and construction (0.1%)
KBR, Inc.	26,590	742,127

		742,127

COMMON STOCKS (23.6%)* cont.	Shares	Value

Food (0.5%)
ConAgra Foods, Inc.	40,500	$1,025,865

Corn Products International, Inc.	22,965	1,113,803

Hormel Foods Corp.	57,612	1,697,826

		3,837,494
Forest products and packaging (0.1%)
Sealed Air Corp.	23,783	423,337

		423,337
Health-care services (0.9%)
AmerisourceBergen Corp.	37,189	1,517,311

Cardinal Health, Inc.	38,674	1,712,098

Laboratory Corp. of America Holdings †	13,683	1,147,320

Lincare Holdings, Inc.	24,398	574,573

McKesson Corp.	24,413	1,990,880

Warner Chilcott PLC Class A (Ireland) †	42,944	778,145

		7,720,327
Insurance (1.8%)
ACE, Ltd.	29,162	2,104,038

Allied World Assurance Co. Holdings AG	10,482	609,004

Arch Capital Group, Ltd. †	27,275	981,082

Aspen Insurance Holdings, Ltd.	20,462	542,038

Axis Capital Holdings, Ltd.	22,608	708,761

Berkshire Hathaway, Inc. Class B †	34,638	2,696,915

Chubb Corp. (The)	16,299	1,092,848

Endurance Specialty Holdings, Ltd. (Bermuda)	13,453	500,452

Everest Re Group, Ltd.	9,936	893,445

PartnerRe, Ltd.	12,200	759,084

RenaissanceRe Holdings, Ltd.	11,562	787,603

Transatlantic Holdings, Inc.	13,850	720,754

Travelers Cos., Inc. (The)	22,096	1,289,302

Validus Holdings, Ltd.	23,948	655,217

W.R. Berkley Corp.	28,334	986,307

		15,326,850
Investment banking/Brokerage (0.1%)
BlackRock, Inc.	2,400	378,696

Goldman Sachs Group, Inc. (The)	3,500	383,425

		762,121
Machinery (0.1%)
Roper Industries, Inc.	12,964	1,051,380

		1,051,380
Media (0.3%)
McGraw-Hill Cos., Inc. (The)	24,613	1,046,053

Viacom, Inc. Class B	31,649	1,387,809

		2,433,862
Medical technology (0.2%)
C.R. Bard, Inc.	12,727	1,093,886

Gen-Probe, Inc. †	11,561	694,816

		1,788,702
Metals (0.2%)
Newmont Mining Corp.	24,838	1,659,924

		1,659,924

COMMON STOCKS (23.6%)* cont.	Shares	Value

Natural gas utilities (0.2%)
AGL Resources, Inc.	14,650	$614,421

Spectra Energy Corp.	37,606	1,076,660

		1,691,081
Oil and gas (2.1%)
Chevron Corp.	59,645	6,265,707

Exxon Mobil Corp.	104,602	8,168,370

HollyFrontier Corp.	29,974	919,902

Murphy Oil Corp.	20,810	1,152,250

Sunoco, Inc.	21,849	813,438

		17,319,667
Pharmaceuticals (1.1%)
Abbott Laboratories	71,865	3,871,368

Eli Lilly & Co.	72,499	2,694,063

Forest Laboratories, Inc. †	37,333	1,168,523

Perrigo Co.	15,099	1,363,138

		9,097,092
Publishing (—%)
Washington Post Co. (The) Class B	1,156	393,225

		393,225
Real estate (0.7%)
Annaly Capital Management, Inc. R	73,427	1,237,245

Digital Realty Trust, Inc. R	16,362	1,019,843

Federal Realty Investment Trust R	11,297	1,002,722

Jones Lang LaSalle, Inc.	8,911	575,829

Rayonier, Inc. R	23,311	972,768

Realty Income Corp. R	23,202	775,179

		5,583,586
Restaurants (0.6%)
Brinker International, Inc.	17,808	407,803

Darden Restaurants, Inc.	14,266	683,056

Panera Bread Co. Class A †	4,444	594,118

Starbucks Corp.	40,508	1,715,109

Yum! Brands, Inc.	25,828	1,383,606

		4,783,692
Retail (2.0%)
Advance Auto Parts, Inc.	9,299	605,086

Amazon.com, Inc. †	13,417	2,864,664

AutoZone, Inc. †	3,510	1,135,801

Big Lots, Inc. †	13,944	525,549

Dollar Tree, Inc. †	12,492	998,860

Herbalife, Ltd.	33,339	2,079,020

Kroger Co. (The)	42,300	980,514

MSC Industrial Direct Co., Inc.	9,799	666,430

PETsMART, Inc.	14,535	682,418

Safeway, Inc.	75,562	1,463,636

Target Corp.	29,238	1,600,781

Wal-Mart Stores, Inc.	39,500	2,240,440

Walgreen Co.	24,900	826,680

		16,669,879

COMMON STOCKS (23.6%)* cont.	Shares	Value

Semiconductor (0.4%)
Analog Devices, Inc.	46,358	$1,695,312

KLA-Tencor Corp.	12,145	571,908

Lam Research Corp. †	10,932	469,967

Novellus Systems, Inc. †	27,045	934,405

		3,671,592
Shipping (0.4%)
J. B. Hunt Transport Services, Inc.	20,521	868,244

United Parcel Service, Inc. Class B	37,186	2,611,945

		3,480,189
Software (1.2%)
Amdocs, Ltd. (United Kingdom) †	44,171	1,326,013

BMC Software, Inc. †	31,510	1,095,288

CA, Inc.	74,926	1,622,897

Intuit, Inc.	41,945	2,251,188

Microsoft Corp.	130,219	3,467,732

		9,763,118
Technology (0.2%)
Avago Technologies, Ltd.	49,532	1,672,696

		1,672,696
Technology services (1.2%)
Accenture PLC Class A	52,713	3,176,485

IBM Corp.	35,719	6,594,799

		9,771,284
Telecommunications (0.2%)
American Tower Corp. Class A †	33,220	1,830,422

		1,830,422
Telephone (0.5%)
Verizon Communications, Inc.	106,696	3,945,618

		3,945,618
Textiles (0.1%)
Cintas Corp.	26,028	777,977

		777,977
Tobacco (0.6%)
Lorillard, Inc.	9,596	1,061,893

Philip Morris International, Inc.	52,194	3,646,795

		4,708,688
Transportation services (0.1%)
Landstar Systems, Inc.	13,282	592,776

		592,776

Total common stocks (cost $181,952,235)		$195,338,421

MORTGAGE-BACKED SECURITIES (18.0%)*	Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 07-1, Class 2A1, 4.582878s, 2037	$435,234	$229,178
FRB Ser. 06-1, Class 2A1, 3.158736s, 2036	3,674,299	1,837,149
FRB Ser. 05-11, Class 5A1, 0.51472s, 2036	1,138,675	592,111

American Home Mortgage Assets FRB Ser. 06-6, Class A1A,
0.43472s, 2046	2,796,452	1,216,457

American Home Mortgage Investment Trust FRB Ser. 06-2,
Class 1A2, 0.40472s, 2046 F	2,385,917	846,584

MORTGAGE-BACKED SECURITIES (18.0%)* cont.	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-4, Class A3, 5.792647s, 2051	$1,695,000	$1,792,463
Ser. 07-2, Class A2, 5.634s, 2049	1,641,584	1,657,343
FRB Ser. 07-3, Class A2, 5.623487s, 2049	452,389	457,236
Ser. 07-5, Class A3, 5.62s, 2051	707,000	736,688
Ser. 04-3, Class D, 5.599s, 2039	639,000	565,796
Ser. 06-6, Class A2, 5.309s, 2045	1,151,011	1,150,542
Ser. 07-1, Class XW, IO, 5.297s, 2049	4,999,519	58,689
Ser. 04-4, Class B, 4.985s, 2042	344,000	331,134
FRB Ser. 06-1, Class A2, 2.497s, 2045	1,684,662	1,684,208

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036	493,000	489,224
Ser. 02-PB2, Class XC, IO, 0.639502s, 2035	3,436,581	2,835
Ser. 04-4, Class XC, IO, 0.266973s, 2042	4,777,929	96,452

Banc of America Funding Corp.
FRB Ser. 06-A, Class 3A2, 2.813812s, 2036	3,532,801	1,625,089
FRB Ser. 06-H, Class 6A1, 0.43472s, 2036	724,218	333,140

Barclays Capital, LLC Trust
FRB Ser. 07-AA2, Class 12A1, 0.45472s, 2047	3,649,246	1,605,668
FRB Ser. 07-AA1, Class 2A1, 0.42472s, 2037	1,129,197	542,367

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 07-1,
Class 2A1, 5.584593s, 2047	700,752	364,391

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 35A1, 5.584678s, 2036	1,469,250	881,550
FRB Ser. 05-9, Class 11A1, 0.50472s, 2035	846,835	406,481

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.52472s, 2036	1,032,700	234,939
FRB Ser. 06-IM1, Class A1, 0.47472s, 2036	1,043,148	516,358

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 06-PW13, Class A2, 5.426s, 2041	1,012,519	1,013,734

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 02-PBW1, Class G, 5.83s, 2035	492,000	463,612

Citigroup Commercial Mortgage Trust
FRB Ser. 05-C3, Class AJ, 4.96s, 2043	590,000	542,015
Ser. 05-C3, Class AM, 4.83s, 2043 F	1,087,000	1,097,682

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A2A, 5.04842s, 2037	224,381	123,479
FRB Ser. 05-10, Class 1A1A, 2.979813s, 2035	1,370,785	658,114
FRB Ser. 07-AR1, Class A2, 0.40472s, 2037	895,723	461,298

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	741,740	749,235

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E,
7.64s, 2032	520,000	530,400

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046	697,622	699,547
Ser. 05-LP5, Class B, 5.105s, 2043	478,000	438,565

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.71976s, 2036	4,942,572	2,866,692
FRB Ser. 06-HY11, Class A1, 0.36472s, 2036	1,522,180	730,647

MORTGAGE-BACKED SECURITIES (18.0%)* cont.	Principal amount	Value

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.5866s, 2035	$396,584	$55,363
FRB Ser. 05-R3, Class AF, 0.64472s, 2035 F	389,396	315,445

Credit Suisse Mortgage Capital Certificates
FRB Ser. 06-C3, Class A2, 5.817328s, 2038	194,727	194,412
FRB Ser. 07-C4, Class A2, 5.795425s, 2039	918,017	928,288
Ser. 07-C2, Class A2, 5.448s, 2049	286,507	287,269

CS First Boston Mortgage Securities Corp.
Ser. 02-CKN2, Class C1, 6.376s, 2037 F	759,000	756,383
FRB Ser. 04-C2, Class E, 5.666823s, 2036 F	638,000	470,852
FRB Ser. 04-C2, Class D, 5.575s, 2036	523,000	512,540
Ser. 05-C5, Class AJ, 5.1s, 2038 F	1,035,000	923,909
Ser. 05-C5, Class AM, 5.1s, 2038	1,045,000	1,077,003
Ser. 03-CPN1, Class E, 4.891s, 2035	468,000	447,993

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	730,000	763,777
FRB Ser. 03-CK2, Class G, 5.744s, 2036	867,000	847,484
Ser. 03-C3, Class AX, IO, 1.73164s, 2038	8,123,701	154,635
Ser. 04-C4, Class AX, IO, 0.350686s, 2039	3,365,063	75,896

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.57472s, 2036	10,221,839	3,270,988
FRB Ser. 2007-AR3, Class 2A5, 0.44472s, 2037 F	1,270,778	635,077
FRB Ser. 06-AR6, Class A6, 0.43472s, 2037 F	573,700	269,506
FRB Ser. 06-AR6, Class A4, 0.41472s, 2037	1,590,764	878,897
FRB Ser. 06-AR3, Class A5, 0.41472s, 2036	2,251,051	1,367,513

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.323757s, 2034	247,903	330,797
IFB Ser. 3727, Class PS, IO, 6.45667s, 2038	3,249,960	433,545
IFB Ser. 3835, Class SC, IO, 6.40667s, 2038	17,288,768	3,043,342
IFB Ser. 3852, Class KS, IO, 6.30667s, 2041	9,850,231	1,537,326
IFB Ser. 3708, Class SQ, IO, 6.30667s, 2040	9,982,217	1,353,988
IFB Ser. 3907, Class KS, IO, 6.30667s, 2040	2,827,888	466,036
IFB Ser. 3708, Class SA, IO, 6.20667s, 2040	13,167,938	1,749,097
IFB Ser. 3116, Class AS, IO, 5.85667s, 2034	2,862,514	331,479
IFB Ser. 3763, Class WS, IO, 5.79667s, 2039	12,300,388	1,841,860
IFB Ser. 3852, Class NT, 5.75667s, 2041	3,562,941	3,660,993
IFB Ser. 3752, Class PS, IO, 5.75667s, 2040	1,617,716	260,598
Ser. 3672, Class PI, IO, 5 1/2s, 2039	1,529,063	187,662
Ser. 3645, Class ID, IO, 5s, 2040	503,319	55,909
Ser. 3680, Class KI, IO, 5s, 2038	7,922,225	1,147,138
Ser. 3632, Class CI, IO, 5s, 2038	573,125	61,817
Ser. 3626, Class DI, IO, 5s, 2037	396,540	22,896
Ser. 3653, Class CI, IO, 5s, 2036	6,092,591	355,685
Ser. 3623, Class CI, IO, 5s, 2036 F	360,767	38,921
Ser. 3747, Class HI, IO, 4 1/2s, 2037	310,059	37,548
Ser. 3738, Class MI, IO, 4s, 2034	24,374,938	2,593,493
Ser. 3736, Class QI, IO, 4s, 2034	6,232,487	685,330
Ser. 3707, Class HI, IO, 4s, 2023	575,970	24,231
Ser. T-8, Class A9, IO, 0.428148s, 2028	359,227	4,023
Ser. T-59, Class 1AX, IO, 0.273447s, 2043	798,193	5,986
Ser. T-48, Class A2, IO, 0.212s, 2033	1,126,807	8,000

MORTGAGE-BACKED SECURITIES (18.0%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
Ser. 3206, Class EO, PO, zero %, 2036	$138,660	$124,059
Ser. 3175, Class MO, PO, zero %, 2036	107,088	95,693
FRB Ser. T-54, Class 2A, IO, zero %, 2043	464,423	93

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.2764s, 2035	95,557	165,986
IFB Ser. 05-45, Class DA, 23.52269s, 2035	459,650	708,320
IFB Ser. 11-4, Class CS, 12.41056s, 2040	2,844,362	3,286,091
IFB Ser. 11-111, Class DS, IO, 6.4s, 2038	6,720,000	1,248,442
IFB Ser. 11-67, Class BS, IO, 6.25528s, 2041	7,854,876	1,197,240
IFB Ser. 11-111, Class SD, IO, 6 1/4s, 2041	7,276,000	1,506,350
IFB Ser. 10-35, Class SG, IO, 6.15528s, 2040	6,265,641	1,125,058
IFB Ser. 11-101, Class BS, IO, 5.80528s, 2039	8,331,442	1,335,530
IFB Ser. 10-124, Class SJ, IO, 5.80528s, 2038	7,315,873	1,105,428
Ser. 10-21, Class IP, IO, 5s, 2039 F	1,172,290	166,174
Ser. 10-92, Class CI, IO, 5s, 2039 F	2,383,663	317,212
Ser. 398, Class C5, IO, 5s, 2039	1,122,018	145,862
Ser. 09-31, Class PI, IO, 5s, 2038	2,267,486	312,686
Ser. 10-13, Class EI, IO, 5s, 2038	1,092,491	91,551
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	5,638,940	479,874
Ser. 03-W10, Class 1, IO, 1.45698s, 2043	324,193	14,589
Ser. 98-W2, Class X, IO, 0.98064s, 2028	628,535	28,033
Ser. 98-W5, Class X, IO, 0.93724s, 2028	259,534	10,849
Ser. 03-W1, Class 2A, IO, zero %, 2042	978,063	98
FRB Ser. 06-104, Class EK, zero %, 2036	44,372	43,041

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	531,000	504,450

First Union National Bank Commercial Mortgage 144A
Ser. 01-C3, Class K, 6.155s, 2033	658,000	658,000

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	914,000	969,113
FRB Ser. 05-C1, Class AJ, 4.826s, 2048	434,000	391,555

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 03-C2, Class H, 5.518681s, 2037	861,000	813,215
FRB Ser. 04-C1, Class F, 5.088s, 2038	547,000	527,855
Ser. 05-C2, Class XC, IO, 0.122204s, 2043	23,238,538	164,250

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3,
Class AJ, 4.915s, 2041	792,000	731,895

GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 02-C3, Class G, 5.831s, 2039	376,000	357,200
FRB Ser. 03-C2, Class F, 5.469118s, 2040	422,000	397,529

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.45528s, 2038	1,482,406	238,872
IFB Ser. 10-167, Class SM, IO, 6.43667s, 2040	8,441,595	1,551,059
IFB Ser. 11-61, Class CS, IO, 6.43528s, 2035	12,327,405	2,094,204
IFB Ser. 11-37, Class SD, IO, 6.40528s, 2038	1,907,293	304,242
IFB Ser. 11-11, Class PS, IO, 6.35528s, 2040	5,101,291	891,859
IFB Ser. 10-58, Class LS, IO, 6.30528s, 2039	6,786,917	1,164,499
IFB Ser. 10-31, Class PS, IO, 6.30528s, 2038	10,685,301	1,939,168

MORTGAGE-BACKED SECURITIES (18.0%)* cont.	Principal amount	Value

Government National Mortgage Association
IFB Ser. 10-62, Class SD, IO, 6.24528s, 2040	$3,427,619	$583,305
IFB Ser. 11-40, Class AS, IO, 5.87667s, 2036	6,971,305	1,000,801
IFB Ser. 11-35, Class AS, IO, 5.85528s, 2037	2,939,827	374,534
IFB Ser. 11-70, Class SN, IO, 5.65667s, 2041	802,000	220,333
IFB Ser. 11-70, Class SH, IO, 5.64667s, 2041	1,003,000	275,404
Ser. 11-116, Class IB, IO, 5s, 2040	6,327,799	703,904
Ser. 10-150, Class WI, IO, 5s, 2038	11,963,346	1,616,966
Ser. 10-103, Class DI, IO, 4 1/2s, 2038 F	7,097,764	1,036,678

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class AJ, 4.859s, 2042	674,000	620,215

Greenwich Capital Commercial Funding Corp. 144A
Ser. 02-C1, Class H, 5.903s, 2035	1,339,000	1,357,332
Ser. 03-C1, Class G, 4.773s, 2035	558,000	538,450

GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.56s, 2038	707,000	748,218
Ser. 06-GG6, Class A2, 5.506s, 2038	812,495	823,921

GS Mortgage Securities Corp. II 144A Ser. 03-C1, Class X1,
IO, 0.839486s, 2040	5,425,321	33,040

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.97024s, 2035	333,795	51,738
Ser. 06-RP2, Class 1AS1, IO, 5.71414s, 2036	541,536	77,169
IFB Ser. 04-4, Class 1AS, IO, 5.298629s, 2034	629,183	94,189
Ser. 98-2, IO, 0.66556s, 2027	101,180	10
FRB Ser. 06-RP2, Class 1AF1, 0.64472s, 2036 F	541,536	411,628
FRB Ser. 04-4, Class 1AF, 0.64472s, 2034 F	629,183	484,533
FRB Ser. 05-RP1, Class 1AF, 0.59472s, 2035 F	333,795	257,036
Ser. 98-3, IO, 0.33414s, 2027	121,227	315
Ser. 99-2, IO, zero %, 2027	175,017	438
Ser. 98-4, IO, zero %, 2026	132,843	345

Harborview Mortgage Loan Trust FRB Ser. 06-8, Class 2A1A,
0.43472s, 2036	4,390,286	2,546,366

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.21083s, 2036	134,946	10,796
FRB Ser. 06-AR3, Class 3A1B, 5.00225s, 2036	370,599	196,418
FRB Ser. 07-AR5, Class 2A1, 4.82854s, 2037 F	553,453	276,726
FRB Ser. 07-AR7, Class 2A1, 4.677537s, 2037	918,649	450,138
FRB Ser. 06-AR19, Class 1A2, 3.00574s, 2036	1,012,057	415,820
FRB Ser. 06-AR11, Class 3A1, 2.82648s, 2036	1,591,701	670,564
FRB Ser. 06-AR35, Class 2A1A, 0.41472s, 2037	784,719	381,400
FRB Ser. 06-AR21, Class A1, 0.36472s, 2036	4,176,496	1,545,304
FRB Ser. 06-AR29, Class A2, 0.32472s, 2036	1,274,316	484,240

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 2A1, 5.430134s, 2037	918,057	413,126
FRB Ser. 07-A2, Class 12A1, 0.44472s, 2037	674,531	256,322
FRB Ser. 06-A7, Class 1A1, 0.40472s, 2036	848,255	407,162
FRB Ser. 07-A1, Class 1A3A, 0.39472s, 2037	1,614,365	669,961
FRB Ser. 06-A4, Class A3, 0.35472s, 2036	2,507,254	1,272,431

MORTGAGE-BACKED SECURITIES (18.0%)* cont.	Principal amount	Value

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-LDP7, Class A2, 5.864s, 2045	$137,421	$137,463
Ser. 06-LDP8, Class A3B, 5.447s, 2045	368,000	399,177
Ser. 2002-C3, Class D, 5.314s, 2035	484,000	484,886
FRB Ser. 02-C2, Class E, 5.309275s, 2034	1,130,000	1,110,813
Ser. 07-LDPX, Class A2S, 5.305s, 2049	696,000	699,828
Ser. 03-C1, Class D, 5.192s, 2037	453,000	452,380

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 02-C1, Class E, 6.135s, 2037	535,000	531,699
FRB Ser. 02-CIB5, Class F, 5.900883s, 2037	873,000	880,837
FRB Ser. 01-C1, Class H, 5.626s, 2035 F	672,000	645,479

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032	32,274	32,253
Ser. 07-C2, Class A2, 5.303s, 2040	38,914	39,012
Ser. 06-C6, Class AM, 5.413s, 2039 F	1,982,000	1,902,531
Ser. 05-C7, Class A2, 5.103s, 2030	150,368	150,368
Ser. 03-C3, Class G, 4.392s, 2037	375,000	367,500
Ser. 07-C2, Class XW, IO, 0.541841s, 2040	3,393,967	69,254
Ser. 07-C1, Class XW, IO, 0.478473s, 2040 F	18,740,113	357,605

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C1, Class J, 6.95s, 2034	363,000	337,590
Ser. 02-C2, Class K, 6.529s, 2035 F	360,000	360,044
Ser. 02-C1, Class K, 6.428s, 2034	942,000	967,413
Ser. 02-C2, Class J, 6.235s, 2035	841,000	839,402
Ser. 03-C8, Class G, 5.35s, 2037	436,000	439,040
Ser. 05-C3, Class XCL, IO, 0.300435s, 2040	19,920,338	355,060

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.37472s, 2037	1,434,468	616,821

Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1, 0.42472s, 2036 F	573,864	298,263

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A2, 5.723867s, 2050	1,276,170	1,290,415
Ser. 04-KEY2, Class B, 4.947s, 2039	509,000	515,413
Ser. 05-MCP1, Class XC, IO, 0.184639s, 2043	18,215,548	192,629

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 07-5, Class A3, 5.364s, 2048	1,416,000	1,462,435

Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.843688s, 2049	875,000	891,409
Ser. 07-IQ14, Class A2, 5.61s, 2049	1,059,016	1,094,558
FRB Ser. 07-HQ12, Class A2, 5.590489s, 2049	754,001	769,231
FRB Ser. 07-HQ12, Class A2FL, 0.49322s, 2049	347,094	300,618

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035	844,000	809,978

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2,
Class F, 5.72855s, 2035	535,000	505,575

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043	439,000	445,625

Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0.48472s, 2036 F	1,189,254	451,694
FRB Ser. 06-AR4, Class A1A, 0.41472s, 2036	3,195,625	1,182,381

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030	236,000	240,391

MORTGAGE-BACKED SECURITIES (18.0%)* cont.	Principal amount	Value

Residential Accredit Loans, Inc. Ser. 06-QS13, Class 1A5,
6s, 2036	$107,097	$62,819

Salomon Brothers Mortgage Securities VII 144A FRB
Ser. 99-C1, Class J, 7s, 2032	903,000	941,998

Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 07-4, Class 1A1, 0.48472s, 2037 F	659,207	263,553

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.022917s, 2045	835,585	116,982
Ser. 07-4, Class 1A4, IO, 1s, 2045	1,662,410	67,494

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.907622s, 2039 F	1,929,000	1,670,120

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1,
Class M, 6s, 2039	1,038,984	1,033,789

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.737444s, 2049	584,820	597,058
Ser. 06-C25, Class A2, 5.684s, 2043	16,810	16,810
Ser. 06-C28, Class A3, 5.679s, 2048	922,000	1,015,290
Ser. 2004-C12, Class F, 5.316s, 2041	675,000	540,000
Ser. 04-C11, Class B, 5.306s, 2041	354,000	349,009
Ser. 07-C30, Class APB, 5.294s, 2043	275,000	288,027
Ser. 05-C17, Class B, 5.287s, 2042	834,000	738,090
Ser. 07-C30, Class A3, 5.246s, 2043	945,000	951,674
Ser. 03-C8, Class E, 5.076s, 2035	453,000	460,126
Ser. 06-C29, IO, 0.373424s, 2048	43,801,560	683,304

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.055916s, 2035	13,924,164	132,307
Ser. 07-C31, IO, 0.247448s, 2047	65,538,471	596,502

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1,
Class A1, 0.29472s, 2036	1,069,703	406,487

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A,
Class C, 4.9s, 2036	139,000	140,168

Washington Mutual Mortgage Pass-Through Certificates FRB
Ser. 07-HY1, Class A3A, 0.47472s, 2037	2,536,523	1,386,359

Total mortgage-backed securities (cost $155,442,329)		$148,699,558

CORPORATE BONDS AND NOTES (15.7%)*	Principal amount	Value

Advertising and marketing services (0.2%)
Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015	$500,000	$447,500

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014	990,000	1,089,000

		1,536,500
Aerospace and defense (0.2%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	265,000	271,625

BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018	285,000	311,363

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019	200,000	226,638

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015	252,000	270,940

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015	452,000	506,864

		1,587,430

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Automotive (0.2%)
Daimler Finance North America, LLC company guaranty 6 1/2s,
2013 (Germany)	$282,000	$309,165

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021	400,000	426,198

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018	85,000	85,778

TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2014	1,000,000	1,055,000

		1,876,141
Banking (2.6%)
Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	3,585,000	3,568,495

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015	452,000	468,432

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)	616,000	650,419

BB&T Corp. unsec. sub. notes 5.2s, 2015	339,000	370,853

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017	452,000	526,410

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	1,230,000	1,362,930

Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	1,575,000	1,734,574

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014	1,402,000	1,495,138

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)	616,000	698,600

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	740,000	752,658

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015	3,031,000	3,157,829

PNC Funding Corp. bank guaranty sr. unsec. note 3 5/8s, 2015	283,000	299,018

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)	225,000	230,630

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015	300,000	300,804

US Bancorp sr. unsec. unsub. notes 2.45s, 2015	452,000	467,747

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)	500,000	512,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	1,600,000	1,674,000

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017	2,301,000	2,649,473

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)	395,000	401,882

		21,322,392
Beverage (0.3%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4 1/8s, 2015	616,000	671,172

Coca-Cola Co. (The) 144A sr. notes 1.8s, 2016	282,000	281,347

Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	260,000	284,375

Diageo Capital PLC company guaranty 5 3/4s, 2017 (United Kingdom)	339,000	399,974

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015	786,000	835,543

		2,472,411
Biotechnology (—%)
Amgen, Inc. sr. unsec. notes 5.85s, 2017	339,000	404,395

		404,395
Broadcasting (0.2%)
DISH DBS Corp. company guaranty 6 5/8s, 2014	750,000	781,875

Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015	685,000	743,225

		1,525,100
Building materials (—%)
Owens Corning company guaranty sr. unsec. notes 9s, 2019	210,000	246,488

		246,488

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount		Value

Cable television (0.7%)
AMC Networks, Inc. 144A company guaranty sr. unsec
notes 7 3/4s, 2021		$600,000	$651,000

Charter Communications Operating LLC/Charter Communications
Operating Capital 144A company guaranty sr. notes 8s, 2012		200,000	204,500

Comcast Corp. company guaranty sr. unsec.
unsub. bonds 6 1/2s, 2017		1,125,000	1,326,861

CSC Holdings, LLC sr. notes 6 3/4s, 2012		215,000	218,225

CSC Holdings, LLC sr. unsec. unsub. notes 8 1/2s, 2014		695,000	762,763

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg
GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019
(Germany)		560,000	582,400

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec.
unsub. notes 8 1/2s, 2015		900,000	927,000

Time Warner Cable, Inc. company guaranty sr. unsec.
notes 5.85s, 2017		955,000	1,087,259

			5,760,008
Chemicals (0.8%)
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015		565,000	628,757

E.I. du Pont de Nemours & Co. sr. unsec.
unsub. notes 3 1/4s, 2015		452,000	480,801

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes FRN 4.78617s, 2014		400,000	341,000

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015
(United Kingdom)		1,020,000	1,042,950

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)	EUR	800,000	1,100,894

Lyondell Chemical Co. company guaranty sr. sec. loans 8s, 2017		$808,000	909,000

Lyondell Chemical Co. sr. notes 11s, 2018		750,000	835,313

Momentive Performance Materials, Inc. company
guaranty sr. notes 12 1/2s, 2014		647,000	685,820

Styrolution GmbH 144A sr. notes 7 5/8s, 2016 (Germany)	EUR	240,000	266,577

			6,291,112
Coal (0.1%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		$379,000	382,790

Peabody Energy Corp. company guaranty 7 3/8s, 2016		135,000	147,825

			530,615
Combined utilities (—%)
El Paso Corp. sr. unsec. notes 7s, 2017		225,000	252,000

			252,000
Commercial and consumer services (0.1%)
Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		905,000	891,425

Travelport, LLC company guaranty 9 7/8s, 2014		190,000	133,000

			1,024,425
Communications equipment (0.1%)
Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016		508,000	589,359

			589,359
Computers (0.3%)
Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015 ‡‡		485,000	412,250

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014		452,000	498,135

Seagate Technology International 144A company
guaranty sr. sec. notes 10s, 2014 (Cayman Islands)		222,000	252,525

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount		Value

Computers cont.
SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015		$985,000	$1,021,938

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		395,000	418,526

			2,603,374
Conglomerates (0.5%)
General Electric Co. sr. unsec. notes 5 1/4s, 2017		3,534,000	4,026,336

SPX Corp. sr. unsec. notes 7 5/8s, 2014		260,000	280,800

			4,307,136
Consumer (0.1%)
Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017		250,000	267,500

Yankee Candle Co. company guaranty sr. notes Ser. B,
8 1/2s, 2015		455,000	464,100

			731,600
Consumer finance (0.2%)
American Express Credit Corp. sr. unsec.
unsub. notes 5 1/8s, 2014		1,012,000	1,099,826

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		395,000	418,700

			1,518,526
Consumer goods (0.2%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015		500,000	551,250

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015		452,000	484,761

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015		300,000	321,750

			1,357,761
Consumer services (0.2%)
Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017		260,000	281,450

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015
(Netherlands)	EUR	500,000	703,307

Service Corporation International sr. notes 7s, 2017		$170,000	182,750

Service Corporation International sr. unsec. 7 3/8s, 2014		180,000	195,750

			1,363,257
Containers (—%)
Reynolds Group DL Escrew, Inc./Reynolds Group Escrew. LLC
144A company guaranty sr. notes 8 3/4s, 2016		195,000	204,994

			204,994
Electric utilities (0.9%)
AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016		210,000	238,350

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,035,000	1,135,913

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038		189,000	246,386

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019		280,000	329,841

Consolidated Edison Co. of New York sr. unsec.
notes 7 1/8s, 2018		157,000	199,452

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A,
6s, 2017		880,000	1,035,750

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014		880,000	973,540

Exelon Corp. sr. unsec. notes 4.9s, 2015		827,000	900,889

FirstEnergy Corp. notes Ser. B, 6.45s, 2011		11,000	11,018

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031		220,000	276,524

FPL Group Capital, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2015		282,000	337,148

National Rural Utilities Cooperative Finance Corp.
sr. bonds 10 3/8s, 2018		226,000	323,831

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount		Value

Electric utilities cont.
NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017		$145,000	$148,267

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018		315,000	417,235

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014		220,000	237,971

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015		339,000	371,550

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019		275,000	356,890

			7,540,555
Financial (0.2%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016		300,000	307,500

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		162,000	174,960

Leucadia National Corp. sr. unsec. notes 7s, 2013		100,000	106,125

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed
bonds 6.8s, 2025 (Russia)		800,000	836,000

			1,424,585
Food (0.2%)
Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016		1,068,000	1,162,017

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014		180,000	209,250

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		230,000	266,800

			1,638,067
Forest products and packaging (0.3%)
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	100,000	147,720

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$250,000	271,250

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s,
2015 (Ireland)		1,000,000	1,000,000

Verso Paper Holdings, LLC/Verso Paper, Inc.
sr. notes 11 1/2s, 2014		898,000	942,900

			2,361,870
Gaming and lottery (0.1%)
Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017		390,000	417,300

			417,300
Health-care services (0.3%)
CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		305,000	314,996

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		235,000	265,550

HCA, Inc. sr. notes 6 1/2s, 2020		665,000	694,925

Tenet Healthcare Corp. sr. notes 9s, 2015		275,000	292,188

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		40,000	45,200

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		339,000	399,484

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016		157,000	176,508

			2,188,851
Household furniture and appliances (0.1%)
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		728,000	798,980

			798,980
Insurance (0.5%)
Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014		339,000	372,516

American International Group, Inc. sr. unsec.
notes Ser. MTN, 5.45s, 2017		565,000	562,054

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015		1,233,000	1,304,540

Hartford Financial Services Group, Inc. (The) jr. unsec.
sub. debs. FRB 8 1/8s, 2038		530,000	540,600

CORPORATE BONDS AND NOTES (15.7%)* cont.		Principal amount	Value

Insurance cont.
MetLife, Inc. sr. unsec. 6 3/4s, 2016		$452,000	$526,086

Prudential Financial, Inc. sr. disc. unsec.
unsub. notes Ser. MTN, 4 3/4s, 2015		565,000	604,933

			3,910,729
Investment banking/Brokerage (0.7%)
E*Trade Financial Corp. sr. notes 6 3/4s, 2016		480,000	486,000

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017		175,000	201,688

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017		2,748,000	2,971,445

Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 6s, 2015		2,358,000	2,485,153

			6,144,286
Lodging/Tourism (—%)
MGM Resorts International sr. notes 10 3/8s, 2014		180,000	200,700

			200,700
Machinery (0.2%)
Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		1,045,000	1,089,413

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014		616,000	686,180

Deere & Co. sr. unsec. notes 6.95s, 2014		252,000	288,611

			2,064,204
Manufacturing (—%)
General Cable Corp. company guaranty sr. unsec.
unsub. notes FRN 2.74711s, 2015		85,000	82,450

			82,450
Media (0.2%)
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 6 1/4s, 2014		231,000	244,860

News America, Inc. company guaranty sr. unsec. notes 5.3s, 2014		452,000	496,309

Nielsen Finance, LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014		114,000	131,100

Time Warner, Inc. company guaranty sr. unsec. notes 5 7/8s, 2016		729,000	844,305

			1,716,574
Metals (0.5%)
Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017		339,000	357,706

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)		339,000	348,194

BHP Billiton Finance USA Ltd company guaranty sr. unsec.
unsub. notes 5 1/2s, 2014 (Australia)		339,000	376,048

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015
(Australia)		1,250,000	1,254,688

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
notes 9s, 2019 (Australia)		445,000	607,761

SGL Carbon SE company guaranty sr. sub. notes FRN
Ser. EMTN, 2.785s, 2015 (Germany)	EUR	100,000	133,153

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		$500,000	508,750

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016		170,000	178,925

Vale Overseas, Ltd. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2017		395,000	442,894

			4,208,119
Natural gas utilities (0.2%)
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017		395,000	463,466

Kinder Morgan Energy Partners LP notes 6s, 2017		452,000	515,207

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s,
2018 (Canada)		395,000	473,228

			1,451,901

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount		Value

Oil and gas (1.4%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		$285,000	$328,886

BP Capital Markets PLC company guaranty sr. unsec.
notes 3 7/8s, 2015 (United Kingdom)		252,000	269,785

BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 4 1/2s, 2020 (United Kingdom)		200,000	219,608

Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		490,000	561,050

Comstock Resources, Inc. company
guaranty sr. unsub. notes 8 3/8s, 2017		560,000	568,400

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015		899,000	989,891

EnCana Holdings Finance Corp. company guaranty sr. unsec.
unsub. notes 5.8s, 2014 (Canada)		395,000	433,199

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014		965,000	1,042,200

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014
(Netherlands)		1,000,000	1,148,800

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014		435,000	439,350

Petrohawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014		1,035,000	1,160,494

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)		3,295,000	2,504,200

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		225,000	254,250

Shell International Finance BV company guaranty sr. unsec.
notes 3.1s, 2015 (Netherlands)		786,000	836,684

Whiting Petroleum Corp. company guaranty 7s, 2014		125,000	135,000

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017		339,000	414,538

			11,306,335
Pharmaceuticals (0.5%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016		508,000	597,727

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		339,000	411,206

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	415,000	584,348

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec.
unsub. notes 4 3/8s, 2014		$452,000	492,357

Merck & Co., Inc. sr. unsec. notes 4s, 2015		508,000	556,457

Novartis Capital Corp. company guaranty sr. unsec.
notes 2.9s, 2015		452,000	479,982

Pfizer, Inc. sr. unsec. notes 5.35s, 2015		1,068,000	1,212,283

			4,334,360
Power producers (—%)
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		350,000	336,000

			336,000
Real estate (0.1%)
CB Richard Ellis Services, Inc. company guaranty sr. unsec.
sub. notes 11 5/8s, 2017		355,000	410,913

Simon Property Group LP sr. unsec. unsub. notes 5.65s, 2020 R		395,000	444,653

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R		135,000	140,411

			995,977
Regional Bells (0.3%)
AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015		2,579,000	2,653,301

			2,653,301

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Restaurants (—%)
Wendy’s Co. (The) company guaranty sr. unsec.
unsub. notes 10s, 2016	$235,000	$256,150

		256,150
Retail (0.5%)
CVS Corp. sr. unsec. 5 3/4s, 2017	395,000	461,217

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016	282,000	321,804

Kroger Co. company guaranty 6.4s, 2017	282,000	334,354

QVC, Inc. 144A sr. notes 7 1/8s, 2017	475,000	505,875

Target Corp. sr. unsec. notes 5 3/8s, 2017	452,000	532,032

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013	1,200,000	1,221,000

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014	1,068,000	1,134,176

		4,510,458
Shipping (—%)
United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014	339,000	363,312

		363,312
Software (0.1%)
Oracle Corp. sr. unsec. notes 5 1/4s, 2016	616,000	716,226

		716,226
Technology services (0.1%)
IBM Corp. sr. unsec. notes 5.7s, 2017	673,000	815,924

		815,924
Telecommunications (0.9%)
America Movil SAB de CV company guaranty unsec.
unsub. notes 5 1/2s, 2014 (Mexico)	339,000	368,493

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec.
unsub. notes 5.55s, 2014	452,000	496,282

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015	350,000	299,250

Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Germany)	452,000	504,517

Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s, 2013	840,000	831,600

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016	245,000	275,625

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017	290,000	313,200

Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016	642,000	733,485

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017	510,000	549,525

SBA Telecommunications, Inc. company guaranty sr. unsec.
notes 8s, 2016	240,000	258,000

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	265,000	230,550

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)	508,000	494,691

Telefonica Emisones SAU company guaranty 6.421s, 2016 (Spain)	250,000	272,070

Telefonica Emisones SAU company guaranty sr. unsec.
notes 4.949s, 2015 (Spain)	315,000	323,782

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017
(United Kingdom)	508,000	596,783

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 1/4s, 2018 (Netherlands)	560,000	540,400

		7,088,253
Telephone (0.3%)
Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016	380,000	394,250

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016	1,459,000	1,686,140

		2,080,390

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Tobacco (0.1%)
Altria Group, Inc. company guaranty sr. unsec.
notes 4 1/8s, 2015	$663,000	$721,190

Philip Morris International, Inc. sr. unsec.
unsub. notes 5.65s, 2018	339,000	402,458

		1,123,648

Total corporate bonds and notes (cost $128,347,162)		$130,234,529

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.3%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)
Government National Mortgage Association
Pass-Through Certificates
4s, with due dates from January 20, 2041 to February 20, 2041	$5,737,818	$6,125,568

		6,125,568
U.S. Government Agency Mortgage Obligations (11.6%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
3 1/2s, with due dates from January 1, 2041 to January 1, 2041	1,936,725	1,968,121

Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, November 1, 2041	24,000,000	25,380,000
4s, TBA, November 1, 2041	8,000,000	8,316,796
3 1/2s, TBA, November 1, 2041	59,000,000	59,991,017

		95,655,934

Total U.S. government and agency mortgage obligations (cost $101,396,580)		$101,781,502

SENIOR LOANS (5.9%)* [c]	Principal amount	Value

Advertising and marketing services (0.1%)
Getty Images, Inc. bank term loan FRN Ser. B, 5 1/4s, 2016	$735,517	$736,129

		736,129
Airlines (0.1%)
Delta Air LInes, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017	830,918	805,990

		805,990
Automotive (0.1%)
Federal Mogul Corp. bank term loan FRN Ser. B, 2.176s, 2014	335,352	316,348

Federal Mogul Corp. bank term loan FRN Ser. C, 2.169s, 2015	171,098	161,402

		477,750
Biotechnology (0.1%)
Quintiles Transnational Corp. bank term loan FRN Ser. B,
5s, 2018	997,500	983,784

		983,784
Broadcasting (0.1%)
Cumulus Media, Inc. bank term loan FRN 5 3/4s, 2018	800,000	788,000

		788,000
Building materials (0.1%)
Goodman Global, Inc. bank term loan FRN 9s, 2017	85,000	85,159

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016	247,581	246,786

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017	674,000	659,958

		991,903
Cable television (0.1%)
Atlantic Broadband Finance, LLC bank term loan FRN Ser. B,
4s, 2016	584,908	573,210

		573,210

SENIOR LOANS (5.9%)* [c] cont.	Principal amount		Value

Chemicals (0.3%)
AZ Chem US, Inc. bank term loan FRN 4 3/4s, 2017		$213,211	$212,678

General Chemical Group, Inc. bank term loan FRN Ser. B, 5s, 2018		689,834	681,499

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		467,650	448,944

Norit NV bank term loan FRN 6 3/4s, 2017 (Netherlands)		500,000	483,750

Styron Corp. bank term loan FRN 6s, 2017		496,250	453,138

			2,280,009
Commercial and consumer services (0.2%)
Brickman Group Holdings, Inc. bank term loan FRN Ser. B,
7 1/4s, 2016		1,290,250	1,283,799

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018		711,425	703,866

			1,987,665
Communications equipment (—%)
CommScope, Inc. bank term loan FRN Ser. B, 5s, 2018		353,225	350,576

			350,576
Computers (0.2%)
Eagle Parent, Inc. bank term loan FRN 5s, 2018		997,500	973,809

Syniverse Holdings, Inc. bank term loan FRN 5 1/4s, 2017		661,998	661,998

			1,635,807
Consumer finance (0.1%)
Ocwen Financial Corp. bank term loan FRN Ser. B, 7 3/4s, 2016		780,000	772,200

			772,200
Consumer goods (0.3%)
Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017		1,496,250	1,483,158

Spectrum Brands, Inc. bank term loan FRN 5s, 2016		772,407	769,510

			2,252,668
Containers (0.1%)
Reynolds Group Holdings, Inc, bank term loan FRN Ser. C,
6 1/2s, 2018		375,000	373,125

Reynolds Group Holdings, Inc. bank term loan FRN Ser. E,
6 1/2s, 2018		497,500	495,945

			869,070
Electric utilities (0.1%)
AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018		497,500	496,256

			496,256
Energy (oil field) (0.1%)
Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016		497,743	493,299

			493,299
Entertainment (0.1%)
Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016		1,000,000	999,375

			999,375
Food (0.1%)
Dean Foods Co. bank term loan FRN Ser. A1, 3.24s, 2014		389,610	380,065

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		478,800	466,830

			846,895
Forest products and packaging (0.1%)
Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017		832,913	816,254

			816,254
Gaming and lottery (0.5%)
Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B1, 3.253s, 2015		1,000,000	882,143

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017		962,480	954,058

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 5 1/4s, 2016	CAD	1,695,750	1,616,215

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017		$855,700	855,700

			4,308,116

SENIOR LOANS (5.9%)* [c] cont.	Principal amount	Value

Health-care services (0.5%)
Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015	$742,462	$724,829

Emergency Medical Services Corp. bank term loan FRN Ser. B,
5 1/4s, 2018	597,000	582,672

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	567,150	553,680

Kindred Healthcare, Inc. bank term loan FRN Ser. B, 5 1/4s, 2018	748,125	692,016

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017	1,198,327	1,155,387

		3,708,584
Homebuilding (—%)
Realogy Corp. bank term loan FRN Ser. B, 4.522s, 2016	263,723	230,099

		230,099
Insurance (—%)
CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016	211,868	212,397

		212,397
Investment banking/Brokerage (0.1%)
Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.819s, 2017	517,286	495,819

Nuveen Investments, Inc. bank term loan FRN Ser. B, 3.319s, 2014	442,714	426,850

		922,669
Machinery (0.1%)
Husky Injection Molding Systems, Ltd. bank term loan FRN
Ser. B, 6 1/2s, 2018 (Canada)	498,750	496,880

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017	665,000	664,584

		1,161,464
Manufacturing (0.1%)
SRAM Corp. bank term loan FRN 8 1/2s, 2018	500,000	500,000

SRAM Corp. bank term loan FRN 4.78s, 2018	182,192	180,371

		680,371
Medical technology (0.2%)
Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018	1,250,000	1,252,539

		1,252,539
Metals (—%)
Novelis, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017	282,863	280,830

		280,830
Pharmaceuticals (0.1%)
Capsugel Holdings US, Inc. bank term loan FRN Ser. B,
5 1/4s, 2018	1,000,000	1,001,250

		1,001,250
Power producers (0.1%)
New Development Holdings, LLC bank term loan FRN Ser. B,
4 1/2s, 2018	398,000	393,212

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.758s, 2017	920,555	625,517

		1,018,729
Publishing (0.1%)
Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.49s, 2014	950,103	815,307

		815,307
Railroads (0.1%)
Swift Transportation Co., LLC bank term loan FRN 6s, 2016	873,261	872,442

		872,442
Real estate (0.1%)
iStar Financial, Inc. bank term loan FRN Ser. A1, 5s, 2013	683,132	675,325

		675,325

SENIOR LOANS (5.9%)* [c] cont.	Principal amount		Value

Restaurants (0.2%)
Burger King Holdings, Inc. bank term loan FRN Ser. B,
4 1/2s, 2016		$918,063	$912,707

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		380,849	379,897

			1,292,604
Retail (0.9%)
Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B, 6 1/4s, 2017		246,875	241,056

Claire’s Stores, Inc. bank term loan FRN 2.991s, 2014		1,288,192	1,136,507

Gymboree Corp. bank term loan FRN 5s, 2018		496,250	464,821

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		995,000	932,066

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		673,313	646,380

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		794,000	791,023

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018		1,280,000	1,241,371

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017		990,000	978,863

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018		971,916	918,461

			7,350,548
Semiconductor (—%)
Edwards, Ltd. bank term loan FRN 5 1/2s, 2016
(United Kingdom)		198,500	185,432

Edwards, Ltd. bank term loan FRN Ser. B, 5 1/2s, 2016
(United Kingdom)		198,500	185,432

			370,864
Technology services (0.1%)
First Data Corp. bank term loan FRN 4.235s, 2018		1,000,000	861,500

			861,500
Telecommunications (0.3%)
Intelsat Jackson Holdings, Ltd. bank term loan FRN Ser. B,
5 1/4s, 2018 (Bermuda)		995,000	987,538

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 5 3/4s, 2018		665,000	653,363

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018		496,254	487,156

SBA Communications Corp. bank term loan FRN Ser. B, 3 3/4s, 2018		498,750	493,763

			2,621,820

Total senior loans (cost $49,894,860)			$48,794,298

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.7%)*	strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Dec-11/$132.00	374,026	$680,510

SPDR S&P 500 ETF Trust (Put)	Oct-12/100.00	172,100	908,113

SPDR S&P 500 ETF Trust (Put)	Apr-12/105.00	164,000	554,320

SPDR S&P 500 ETF Trust (Put)	Mar-12/102.00	270,996	628,711

SPDR S&P 500 ETF Trust (Put)	Feb-12/97.00	238,069	305,109

SPDR S&P 500 ETF Trust (Put)	Jan-12/112.00	249,154	590,495

SPDR S&P 500 ETF Trust (Put)	Dec-11/108.00	280,395	298,469

SPDR S&P 500 ETF Trust (Put)	Nov-11/114.00	286,012	164,909

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA maturing
September 2026.	Sep-16/3.49	$3,109,944	241,301

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	Sep-16/3.49	3,109,944	213,622

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.37% versus
the three month USD-LIBOR-BBA maturing
August 2022.	Aug-12/3.37	$12,663,710	$1,060,206

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.37% versus
the three month USD-LIBOR-BBA maturing
August 2022.	Aug-12/3.37	12,663,710	157,663

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.52%
versus the three month USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.52	10,553,092	1,001,066

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.36% versus
the three month USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.36	10,553,092	876,434

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.36% versus
the three month USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.36	10,553,092	132,019

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.52% versus
the three month USD-LIBOR-BBA maturing
August 2022.	Jul-12/3.52	10,553,092	105,109

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.51%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.51	4,221,237	397,218

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.51% versus
the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	4,221,237	41,917

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.5375%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.5375	10,553,092	1,016,790

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.5375% versus
the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	10,553,092	99,727

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
2.1825% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1825	3,188,000	59,807

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of 3.54%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.54	6,598,724	637,569

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.54%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.54	6,598,724	61,500

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA maturing
July 2022.	Jul-12/3.49	10,478,311	972,387

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.49	$10,478,311	$103,840

Option on an interest rate swap with Citibank, N.A.
for the right to receive a fixed rate of 2.1075% versus
the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	15,455,000	248,362

Option on an interest rate swap with Credit Suisse
International for the right to receive a fixed rate of
2.1075% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	15,455,000	248,362

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
2.11875% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.11875	15,455,000	253,307

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
2.35% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/2.35	3,188,000	72,240

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
1.998% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.998	15,358,000	159,877

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 1.998%
versus the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.998	15,358,000	159,877

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	15,358,000	135,150

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	15,358,000	135,150

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a fixed rate
of 1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	15,358,000	135,150

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	15,358,000	135,150

Option on an interest rate swap with Citibank, N.A.
for the right to receive a fixed rate of 1.9275% versus
the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.9275	15,358,000	135,150

Option on an interest rate swap with Credit Suisse
International for the right to receive a fixed rate of
1.9275% versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	15,358,000	135,150

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 1.765%
versus the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/1.765	$7,625,000	$43,386

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 2.015%
versus the three month USD-LIBOR-BBA maturing
April 2022.	Apr-12/2.015	3,050,000	32,239

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 2.075%
versus the three month USD-LIBOR-BBA maturing
March 2022.	Mar-12/2.075	18,569,000	866,801

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
2.075% versus the three month USD-LIBOR-BBA
maturing March 2022.	Mar-12/2.075	18,569,000	216,515

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 0.52% versus
the three month USD-LIBOR-BBA maturing
March 2014.	Mar-12/0.52	23,833,000	84,369

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 0.52% versus
the three month USD-LIBOR-BBA maturing
March 2014.	Mar-12/0.52	23,833,000	30,745

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
1.86% versus the three month USD-LIBOR-BBA
maturing March 2017.	Mar-12/1.86	14,518,848	333,208

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 1.86%
versus the three month USD-LIBOR-BBA maturing
March 2017.	Mar-12/1.86	14,518,848	65,335

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of
2.0525% versus the three month USD-LIBOR-BBA
maturing February 2022.	Feb-12/2.0525	18,569,000	825,021

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
2.0525% versus the three month USD-LIBOR-BBA
maturing February 2022.	Feb-12/2.0525	18,569,000	181,048

Option on an interest rate swap with Bank of America,
N.A. for the right to receive a fixed rate of 1.81%
versus the three month USD-LIBOR-BBA maturing
February 2017.	Feb-12/1.81	12,624,016	269,901

Option on an interest rate swap with Bank of America,
N.A. for the right to pay a fixed rate of 1.81% versus
the three month USD-LIBOR-BBA maturing
February 2017.	Feb-12/1.81	12,624,016	43,805

Option on an interest rate swap with Deutsche Bank
AG for the right to pay a fixed rate of 0.555% versus
the three month USD-LIBOR-BBA maturing
February 2014.	Feb-12/0.555	26,559,841	65,868

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 0.555%
versus the three month USD-LIBOR-BBA maturing
February 3, 2014.	Feb-12/0.555	$26,559,841	$36,387

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
2.27% versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/2.27	3,188,000	48,458

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 2.03%
versus the three month USD-LIBOR-BBA maturing
January 2022.	Jan-12/2.03	18,569,000	777,113

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
2.03% versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/2.03	18,569,000	138,710

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
1.953% versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/1.953	15,455,000	80,057

Option on an interest rate swap with Citibank, N.A.
for the right to receive a fixed rate of 1.9475% versus
the three month USD-LIBOR-BBA maturing
January 2022.	Jan-12/1.9475	15,455,000	78,357

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
1.96325% versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/1.96325	15,455,000	81,912

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
3.60% versus the three month USD-LIBOR-BBA
maturing January 2042.	Jan-12/3.60	8,732,510	1,152,342

Option on an interest rate swap with Deutsche Bank
AG for the right to pay a fixed rate of 0.545% versus
the three month USD-LIBOR-BBA maturing
January 2014.	Jan-12/0.545	26,559,841	54,395

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 0.545%
versus the three month USD-LIBOR-BBA maturing
January 2014.	Jan-12/0.545	26,559,841	26,825

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 4.60%
versus the three month USD-LIBOR-BBA maturing
January 2042.	Jan-12/4.60	8,732,510	1,310

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
0.61% versus the three month USD-LIBOR-BBA
maturing January 2014.	Dec-11/0.61	11,916,000	19,542

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.61%
versus the three month USD-LIBOR-BBA maturing
January 2014.	Dec-11/0.61	11,916,000	17,397

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 0.6075%
versus the three month USD-LIBOR-BBA maturing
January 2014.	Dec-11/0.6075	$12,555,000	$20,088

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 0.6075% versus
the three month USD-LIBOR-BBA maturing
January 2014.	Dec-11/0.6075	12,555,000	18,255

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of
2.01% versus the three month USD-LIBOR-BBA
maturing December 2021.	Dec-11/2.01	18,569,000	719,177

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
2.01% versus the three month USD-LIBOR-BBA
maturing December 2021.	Dec-11/2.01	18,569,000	87,089

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.476%
versus the three month USD-LIBOR-BBA maturing
December 2013.	Dec-11/0.476	23,833,000	63,157

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
0.476% versus the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.476	23,833,000	9,295

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.53%
versus the three month USD-LIBOR-BBA maturing
December 2013.	Dec-11/0.53	23,833,000	47,237

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
0.53% versus the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.53	23,833,000	17,398

Option on an interest rate swap with Bank of America,
N.A. for the right to pay a fixed rate of 2.355% versus
the three month USD-LIBOR-BBA maturing
December 2021.	Dec-11/2.355	14,757,000	250,869

Option on an interest rate swap with Bank of America,
N.A. for the right to receive a fixed rate of 2.355%
versus the three month USD-LIBOR-BBA maturing
December 2021.	Dec-11/2.355	14,757,000	223,569

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 1.3525% versus
the three month USD-LIBOR-BBA maturing
December 2016.	Dec-11/1.3525	14,757,000	99,167

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 1.3525%
versus the three month USD-LIBOR-BBA maturing
December 2016.	Dec-11/1.3525	14,757,000	84,410

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 0.745%
versus the three month USD-LIBOR-BBA maturing
December 2014.	Dec-11/0.745	18,833,000	51,640

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
0.745% versus the three month USD-LIBOR-BBA
maturing December 2014.	Dec-11/0.745	$18,833,000	$39,361

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 4.12% versus
the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.12	2,580,867	594,064

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 4.12% versus
the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.12	2,580,867	1,110

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
2.99% versus the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/2.99	24,330,296	959,100

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 2.99%
versus the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/2.99	24,330,296	933,310

Option on an interest rate swap with Citibank, N.A.
for the right to receive a fixed rate of 4.045% versus
the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.045	2,086,670	449,197

Option on an interest rate swap with Citibank, N.A.
for the right to pay a fixed rate of 4.045% versus the
three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.045	2,086,670	897

Option on an interest rate swap with Citibank, N.A.
for the right to receive a fixed rate of 4.1175%
versus the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.1175	3,295,982	758,471

Option on an interest rate swap with Citibank, N.A.
for the right to pay a fixed rate of 4.1175% versus
the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.1175	3,295,982	758

Option on an interest rate swap with Credit Suisse
International for the right to receive a fixed rate of
4.11% versus the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.11	157,142	35,935

Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate of
4.11% versus the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.11	157,142	33

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 3.855%
versus the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/3.855	6,603,347	1,173,283

Option on an interest rate swap with Deutsche Bank
AG for the right to pay a fixed rate of 4.355% versus
the three month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.355	6,603,347	132

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Bank of America,
N.A. for the right to pay a fixed rate of 0.5325% versus
the three month USD-LIBOR-BBA maturing
December 2013.	Dec-11/0.5325	$26,559,841	$42,363

Option on an interest rate swap with Bank of America,
N.A. for the right to receive a fixed rate of 0.5325%
versus the three month USD-LIBOR-BBA maturing
December 2013.	Dec-11/0.5325	26,559,841	14,342

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 3.21%
versus the three month USD-LIBOR-BBA maturing
November 2021.	Nov-11/3.21	9,975,868	783,305

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 3.21% versus
the three month USD-LIBOR-BBA maturing
November 2021.	Nov-11/3.21	9,975,868	698

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
3.11% versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.11	2,079,217	86,579

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA maturing
November 2041.	Nov-11/3.11	2,079,217	30,357

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 2.3175%
versus the three month USD-LIBOR-BBA maturing
November 2021.	Nov-11/2.3175	14,757,000	158,343

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
2.3175% versus the three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/2.3175	14,757,000	120,417

Option on an interest rate swap with Deutsche Bank
AG for the right to pay a fixed rate of 1.30% versus
the three month USD-LIBOR-BBA maturing
November 2016.	Nov-11/1.30	14,757,000	63,455

Option on an interest rate swap with Deutsche Bank
AG for the right to receive a fixed rate of 1.30%
versus the three month USD-LIBOR-BBA maturing
November 2016.	Nov-11/1.30	14,757,000	43,238

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of
0.715% versus the three month USD-LIBOR-BBA
maturing November 2014.	Nov-11/0.715	18,833,000	32,581

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
0.715% versus the three month USD-LIBOR-BBA
maturing November 2014.	Nov-11/0.715	18,833,000	19,963

Option on an interest rate swap with Credit Suisse
International for the right to receive a fixed rate of
3.425% versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.425	19,213,400	1,783,964

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (3.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate of
3.425% versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.425	$19,213,400	$27,091

Option on an interest rate swap with Barclays Bank
PLC for the right to receive a fixed rate of 2.85%
versus the three month USD-LIBOR-BBA maturing
November 2021.	Nov-11/2.85	18,242,218	856,107

Option on an interest rate swap with Barclays Bank
PLC for the right to pay a fixed rate of 2.85% versus
the three month USD-LIBOR-BBA maturing
November 2021.	Nov-11/2.85	18,242,218	18

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate of
4.0325% versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/4.0325	5,767,398	1,244,951

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate of
4.0325% versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/4.0325	5,767,398	6

Option on an interest rate swap with Bank of America,
N.A. for the right to pay a fixed rate of 0.5175%
versus the three month USD-LIBOR-BBA maturing
November 2013.	Nov-11/0.5175	26,559,841	26,029

Option on an interest rate swap with Bank of America,
N.A. for the right to receive a fixed rate of 0.5175%
versus the three month USD-LIBOR-BBA maturing
November 2013.	Nov-11/0.5175	26,559,841	558

Total purchased options outstanding (cost $29,023,220)			$30,804,149

COMMODITY LINKED NOTES (2.8%)*	Principal amount		Value

UBS AG/Jersey Branch 144A notes zero %, 2012 (Indexed to the
UBS Bloomberg CMCI Composite Index) (Jersey)		$10,494,000	$9,951,985

UBS AG/Jersey Branch 144A notes zero %, 2012 (Indexed to the
UBS Bloomberg CMCI Essence Index) (Jersey)		13,564,000	13,313,161

Total commodity linked notes (cost $24,058,000)			$23,265,146

ASSET-BACKED SECURITIES (2.4%)*	Principal amount		Value

Ace Securities Corp. FRB Ser. 06-NC3, Class A2B, 0.35472s, 2036		$1,040,000	$390,000

Bombardier Capital Mortgage Securitization Corp. Ser. 00-A,
Class A4, 8.29s, 2030		609,978	359,887

Countrywide Asset Backed Certificates
FRB Ser. 07-3, Class 2A2, 0.41472s, 2047		940,000	663,953
FRB Ser. 06-8, Class 2A3, 0.40472s, 2046 F		483,000	304,140
FRB Ser. 07-8, Class 2A2, 0.37472s, 2037 F		1,532,000	1,186,716
FRB Ser. 07-1, Class 2A2, 0.34472s, 2037 F		944,000	792,570

First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF5, Class 2A3, 0.40472s, 2036 F		2,388,595	1,289,207
FRB Ser. 06-FF11, Class 2A3, 0.39472s, 2036		2,165,000	1,071,675

Green Tree Financial Corp.
Ser. 99-3, Class A8, 7.06s, 2031		638,000	544,693
Ser. 99-2, Class A7, 6.44s, 2030		360,409	381,035

ASSET-BACKED SECURITIES (2.4%)* cont.	Principal amount	Value

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.54472s, 2036 F	$2,276,658	$1,075,192
FRB Ser. 05-15, Class 2A2, 0.49472s, 2036	1,010,225	586,787
FRB Ser. 05-14, Class 2A2, 0.49472s, 2035	557,785	256,581
FRB Ser. 05-11, Class 3A4, 0.49472s, 2035	912,135	684,101
FRB Ser. 06-19, Class A3A, 0.48472s, 2036	692,158	264,750
FRB Ser. 07-3, Class A4A, 0.46472s, 2047	1,431,353	622,639
FRB Ser. 06-1, Class A2, 0.46472s, 2036	1,532,677	605,408
FRB Ser. 06-16, Class A2, 0.41472s, 2036	842,755	337,102
FRB Ser. 06-9, Class A3, 0.40472s, 2036 F	763,166	305,116
FRB Ser. 06-12, Class A2A, 0.39472s, 2036	870,953	357,091
FRB Ser. 06-9, Class A2, 0.36472s, 2036 F	566,567	226,515
FRB Ser. 06-16, Class A1, 0.30472s, 2036	1,383,933	553,573

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1,
Class 2A1, 0.29472s, 2036	22,972	9,533

Lehman XS Trust FRB Ser. 06-8, Class 2A1, 0.42472s, 2036	752,842	319,958

Long Beach Mortgage Loan Trust FRB Ser. 06-5, Class 2A3,
0.39472s, 2036	4,980,442	1,718,253

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030	925,972	516,229
Ser. 00-D, Class A4, 7.4s, 2030	1,066,007	652,929
Ser. 02-A, Class A4, 6.97s, 2032	718,921	651,522
Ser. 01-D, Class A2, 5.26s, 2019	887,589	521,459

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4,
7.21s, 2030	346,349	319,939

Structured Asset Securities Corp. FRB Ser. 06-BC2,
Class A3, 0.39472s, 2036 F	3,970,181	2,089,308

WAMU Asset-Backed Certificates FRB Ser. 07-HE1, Class 2A1,
0.29472s, 2037	33,544	31,657

Total asset-backed securities (cost $21,942,388)		$19,689,518

FOREIGN GOVERNMENT BONDS AND NOTES (1.5%)*	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017	$325,000	$266,500

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013	1,405,000	1,361,557

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015	7,915,000	7,124,846

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.439s, 2012	2,805,000	331,214

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021	240,000	234,606

Ukraine (Government of ) Financing of Infrastructural Projects
State Enterprise 144A govt. guaranty notes 8 3/8s, 2017	200,000	184,000

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012	525,000	519,472

Ukraine (Government of) 144A bonds 7 3/4s, 2020	500,000	478,750

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021	215,000	210,423

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013	1,700,000	1,674,500

Total foreign government bonds and notes (cost $13,251,498)		$12,385,868

SHORT-TERM INVESTMENTS (31.9%)*	Principal amount/shares	Value

Straight-A Funding, LLC for an effective yield of 0.163%,
January 18, 2012	$8,000,000	$7,996,707

U.S. Treasury Bills for an effective yield of 0.093%,
September 20, 2012 # ##	32,000,000	31,973,216

SHORT-TERM INVESTMENTS (31.9%)* cont.	Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from
0.092% to 0.099%, August 23, 2012 # ##	$51,000,000	$50,960,225

U.S. Treasury Bills for an effective yield of 0.071%,
July 26, 2012 ##	10,000,000	9,994,714

U.S. Treasury Bills with effective yields ranging from
0.072% to 0.145%, April 5, 2012 ##	73,000,000	72,965,799

U.S. Treasury Bills for an effective yield of 0.221%,
March 8, 2012 ##	15,000,000	14,987,200

U.S. Treasury Bills for an effective yield of 0.197%,
December 15, 2011 # ##	17,000,000	16,994,182

U.S. Treasury Bills zero %, November 17, 2011 ##	12,000,000	11,999,997

Putnam Money Market Liquidity Fund 0.05% [e]	46,344,270	46,344,270

Total short-term investments (cost $264,216,310)		$264,216,310

TOTAL INVESTMENTS

Total investments (cost $969,524,582)		$975,209,299

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2010 through October 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $828,143,447.

† Non-income-producing security.

‡ Restricted, excluding 144A securities, as to public resale. The total market value of the restricted security held at the close of the reporting period was $344,834, and less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $415,659,898 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBAs.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rates shown are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $198,947,746)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	11/16/11	$501,117	$457,148	$43,969

	Brazilian Real	Buy	11/16/11	1,525,956	1,410,032	115,924

	British Pound	Buy	11/16/11	1,188,234	1,146,366	41,868

	Canadian Dollar	Buy	11/16/11	401,869	436,367	(34,498)

	Chilean Peso	Buy	11/16/11	242,095	222,709	19,386

	Czech Koruna	Buy	11/16/11	352,166	335,558	16,608

	Euro	Sell	11/16/11	1,531,262	1,477,330	(53,932)

	Hungarian Forint	Sell	11/16/11	128,365	124,488	(3,877)

	Japanese Yen	Sell	11/16/11	4,120,861	4,193,313	72,452

	Mexican Peso	Sell	11/16/11	256,733	248,106	(8,627)

	Norwegian Krone	Sell	11/16/11	440,856	374,663	(66,193)

	Russian Ruble	Buy	11/16/11	413,352	380,774	32,578

	Singapore Dollar	Sell	11/16/11	452,182	432,898	(19,284)

	South African Rand	Buy	11/16/11	399,881	393,966	5,915

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $198,947,746) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A. cont.

	South Korean Won	Sell	11/16/11	$1,655,015	$1,527,089	$(127,926)

	Swedish Krona	Buy	11/16/11	767,285	726,214	41,071

	Swiss Franc	Buy	11/16/11	4,415,223	4,238,569	176,654

	Taiwan Dollar	Sell	11/16/11	935,881	912,111	(23,770)

	Turkish Lira	Sell	11/16/11	196,972	183,128	(13,844)

Barclays Bank PLC

	Australian Dollar	Buy	11/16/11	3,708,036	3,601,144	106,892

	Brazilian Real	Sell	11/16/11	1,687,940	1,554,290	(133,650)

	British Pound	Sell	11/16/11	3,258,278	3,199,412	(58,866)

	Canadian Dollar	Sell	11/16/11	1,773,360	1,727,708	(45,652)

	Chilean Peso	Sell	11/16/11	423,752	389,563	(34,189)

	Czech Koruna	Sell	11/16/11	17,616	16,773	(843)

	Euro	Sell	11/16/11	4,696,166	4,557,459	(138,707)

	Hungarian Forint	Sell	11/16/11	999,686	985,720	(13,966)

	Indian Rupee	Buy	11/16/11	482,908	473,784	9,124

	Japanese Yen	Sell	11/16/11	197,063	216,968	19,905

	Malaysian Ringgit	Buy	11/16/11	380,131	363,614	16,517

	Mexican Peso	Sell	11/16/11	145,881	135,922	(9,959)

	New Zealand Dollar	Sell	11/16/11	183,885	172,698	(11,187)

	Norwegian Krone	Buy	11/16/11	7,044,032	6,718,192	325,840

	Polish Zloty	Buy	11/16/11	667,792	643,373	24,419

	Russian Ruble	Sell	11/16/11	160,610	147,638	(12,972)

	Singapore Dollar	Sell	11/16/11	775,021	740,981	(34,040)

	South Korean Won	Buy	11/16/11	714,745	677,097	37,648

	Swedish Krona	Buy	11/16/11	3,008,977	2,813,275	195,702

	Swiss Franc	Buy	11/16/11	162,940	156,370	6,570

	Taiwan Dollar	Sell	11/16/11	164,768	151,976	(12,792)

	Thai Baht	Sell	11/16/11	322,642	316,751	(5,891)

	Turkish Lira	Buy	11/16/11	1,375,933	1,294,835	81,098

Citibank, N.A.

	Australian Dollar	Buy	11/16/11	1,363,527	1,375,269	(11,742)

	Brazilian Real	Buy	11/16/11	886,266	816,965	69,301

	British Pound	Buy	11/16/11	729,242	684,749	44,493

	Canadian Dollar	Sell	11/16/11	150,337	170,478	20,141

	Chilean Peso	Sell	11/16/11	426,392	391,748	(34,644)

	Czech Koruna	Buy	11/16/11	649,648	622,344	27,304

	Euro	Sell	11/16/11	1,999,302	1,973,502	(25,800)

	Hungarian Forint	Buy	11/16/11	965,994	938,048	27,946

	Japanese Yen	Sell	11/16/11	1,600,712	1,631,975	31,263

	Mexican Peso	Buy	11/16/11	107,202	103,904	3,298

	New Zealand Dollar	Buy	11/16/11	13,896	13,046	850

	Norwegian Krone	Buy	11/16/11	421,998	482,958	(60,960)

	Polish Zloty	Sell	11/16/11	721,477	685,284	(36,193)

	Singapore Dollar	Buy	11/16/11	1,559,446	1,485,203	74,243

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $198,947,746) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	South African Rand	Sell	11/16/11	$1,218,318	$1,200,565	$(17,753)

	South Korean Won	Buy	11/16/11	16,746	15,452	1,294

	Swedish Krona	Sell	11/16/11	1,248,476	1,262,066	13,590

	Swiss Franc	Buy	11/16/11	538,500	516,808	21,692

	Taiwan Dollar	Sell	11/16/11	681,078	656,556	(24,522)

	Turkish Lira	Sell	11/16/11	193,873	186,343	(7,530)

Credit Suisse AG

	Australian Dollar	Buy	11/16/11	5,404,027	5,069,652	334,375

	Brazilian Real	Sell	11/16/11	70,890	65,434	(5,456)

	British Pound	Sell	11/16/11	653,038	656,602	3,564

	Canadian Dollar	Sell	11/16/11	4,132,827	3,997,225	(135,602)

	Chilean Peso	Buy	11/16/11	5,651	5,193	458

	Czech Koruna	Buy	11/16/11	263,814	251,520	12,294

	Euro	Sell	11/16/11	1,752,900	1,767,102	14,202

	Hungarian Forint	Sell	11/16/11	420,878	408,253	(12,625)

	Indian Rupee	Sell	11/16/11	1,647,167	1,616,692	(30,475)

	Japanese Yen	Sell	11/16/11	954,617	984,567	29,950

	Malaysian Ringgit	Sell	11/16/11	307,472	293,883	(13,589)

	Mexican Peso	Buy	11/16/11	74,983	74,626	357

	Norwegian Krone	Buy	11/16/11	2,518,798	2,507,956	10,842

	Polish Zloty	Buy	11/16/11	505,671	479,527	26,144

	Russian Ruble	Sell	11/16/11	86,601	79,589	(7,012)

	Singapore Dollar	Sell	11/16/11	615,235	588,347	(26,888)

	South African Rand	Buy	11/16/11	469,875	464,397	5,478

	South Korean Won	Sell	11/16/11	822,109	758,437	(63,672)

	Swedish Krona	Sell	11/16/11	1,274,817	1,205,986	(68,831)

	Swiss Franc	Sell	11/16/11	420,226	402,950	(17,276)

	Taiwan Dollar	Buy	11/16/11	1,120,853	1,102,184	18,669

	Turkish Lira	Sell	11/16/11	651,333	605,999	(45,334)

Deutsche Bank AG

	Australian Dollar	Buy	11/16/11	134,143	145,051	(10,908)

	Brazilian Real	Buy	11/16/11	608,745	563,710	45,035

	British Pound	Buy	11/16/11	785,350	731,801	53,549

	Canadian Dollar	Sell	11/16/11	2,770,763	2,690,785	(79,978)

	Chilean Peso	Buy	11/16/11	213,531	196,376	17,155

	Czech Koruna	Sell	11/16/11	384,766	366,737	(18,029)

	Euro	Sell	11/16/11	7,063,203	6,866,811	(196,392)

	Hungarian Forint	Sell	11/16/11	384,516	372,834	(11,682)

	Japanese Yen	Buy	11/16/11	1,002,868	1,023,261	(20,393)

	Malaysian Ringgit	Sell	11/16/11	241,490	231,105	(10,385)

	Mexican Peso	Buy	11/16/11	676,247	654,804	21,443

	New Zealand Dollar	Sell	11/16/11	288,836	271,332	(17,504)

	Norwegian Krone	Sell	11/16/11	858,297	741,976	(116,321)

	Polish Zloty	Buy	11/16/11	268,266	258,694	9,572

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $198,947,746) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Singapore Dollar	Buy	11/16/11	$1,756,050	$1,680,124	$75,926

	South Korean Won	Sell	11/16/11	1,131,708	1,027,840	(103,868)

	Swedish Krona	Sell	11/16/11	1,643,349	1,554,713	(88,636)

	Swiss Franc	Sell	11/16/11	1,455,409	1,396,307	(59,102)

	Taiwan Dollar	Sell	11/16/11	559,338	530,122	(29,216)

	Turkish Lira	Sell	11/16/11	242,285	224,949	(17,336)

Goldman Sachs International

	Australian Dollar	Sell	11/16/11	1,904,519	1,553,769	(350,750)

	British Pound	Buy	11/16/11	886,634	855,233	31,401

	Canadian Dollar	Buy	11/16/11	37,910	5,640	32,270

	Chilean Peso	Buy	11/16/11	287,324	263,994	23,330

	Euro	Sell	11/16/11	784,724	818,278	33,554

	Hungarian Forint	Sell	11/16/11	464,713	451,012	(13,701)

	Japanese Yen	Sell	11/16/11	1,844,408	1,880,160	35,752

	Norwegian Krone	Sell	11/16/11	1,052,070	954,267	(97,803)

	Polish Zloty	Sell	11/16/11	179,482	169,295	(10,187)

	South African Rand	Buy	11/16/11	830,735	817,425	13,310

	Swedish Krona	Sell	11/16/11	1,108,772	1,050,676	(58,096)

	Swiss Franc	Sell	11/16/11	2,126,312	2,039,454	(86,858)

HSBC Bank USA, National Association

	Australian Dollar	Sell	11/16/11	867,670	597,147	(270,523)

	British Pound	Sell	11/16/11	1,086,146	1,046,619	(39,527)

	Canadian Dollar	Sell	11/16/11	1,056,274	1,058,498	2,224

	Euro	Sell	11/16/11	745,709	769,680	23,971

	Indian Rupee	Sell	11/16/11	636,018	623,525	(12,493)

	Japanese Yen	Buy	11/16/11	415,027	423,353	(8,326)

	New Zealand Dollar	Buy	11/16/11	26,015	24,423	1,592

	Norwegian Krone	Sell	11/16/11	536,586	508,260	(28,326)

	Singapore Dollar	Sell	11/16/11	686,880	657,317	(29,563)

	South Korean Won	Buy	11/16/11	2,246,263	2,067,991	178,272

	Swiss Franc	Sell	11/16/11	1,507,482	1,445,696	(61,786)

	Taiwan Dollar	Sell	11/16/11	312,759	304,796	(7,963)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	11/16/11	3,128,642	3,147,030	(18,388)

	Brazilian Real	Buy	11/16/11	461,218	424,427	36,791

	British Pound	Buy	11/16/11	198,066	165,659	32,407

	Canadian Dollar	Sell	11/16/11	895,205	905,596	10,391

	Chilean Peso	Buy	11/16/11	176,322	161,975	14,347

	Czech Koruna	Sell	11/16/11	771,796	736,102	(35,694)

	Euro	Sell	11/16/11	3,562,938	3,526,384	(36,554)

	Hungarian Forint	Buy	11/16/11	599,513	564,820	34,693

	Japanese Yen	Buy	11/16/11	2,045,867	2,047,387	(1,520)

	Malaysian Ringgit	Sell	11/16/11	202,702	193,743	(8,959)

	Mexican Peso	Sell	11/16/11	114,562	110,933	(3,629)

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $198,947,746) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	New Zealand Dollar	Buy	11/16/11	$71,421	$66,998	$4,423

	Norwegian Krone	Sell	11/16/11	1,086,826	1,027,734	(59,092)

	Polish Zloty	Sell	11/16/11	386,843	367,664	(19,179)

	Russian Ruble	Sell	11/16/11	74,018	68,035	(5,983)

	Singapore Dollar	Sell	11/16/11	580,967	555,450	(25,517)

	South African Rand	Buy	11/16/11	679,807	671,268	8,539

	South Korean Won	Buy	11/16/11	1,185,955	1,111,035	74,920

	Swedish Krona	Sell	11/16/11	476,592	450,559	(26,033)

	Swiss Franc	Buy	11/16/11	565,733	542,742	22,991

	Taiwan Dollar	Buy	11/16/11	262,349	256,020	6,329

	Thai Baht	Sell	11/16/11	151,007	148,155	(2,852)

	Turkish Lira	Sell	11/16/11	97,725	90,738	(6,987)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	11/16/11	3,347,269	3,340,927	6,342

	Brazilian Real	Sell	11/16/11	640,678	588,533	(52,145)

	British Pound	Sell	11/16/11	4,198,126	4,057,207	(140,919)

	Canadian Dollar	Sell	11/16/11	2,359,466	2,199,509	(159,957)

	Chilean Peso	Sell	11/16/11	28,541	26,212	(2,329)

	Czech Koruna	Sell	11/16/11	69,350	66,096	(3,254)

	Euro	Buy	11/16/11	2,049,246	1,905,862	143,384

	Hungarian Forint	Sell	11/16/11	298,179	307,335	9,156

	Indian Rupee	Sell	11/16/11	289,630	284,215	(5,415)

	Japanese Yen	Buy	11/16/11	2,234,495	2,219,931	14,564

	Malaysian Ringgit	Sell	11/16/11	261	251	(10)

	Mexican Peso	Sell	11/16/11	135,666	131,653	(4,013)

	New Zealand Dollar	Sell	11/16/11	7,514	7,057	(457)

	Norwegian Krone	Buy	11/16/11	2,552,927	2,577,132	(24,205)

	Polish Zloty	Sell	11/16/11	315,106	299,290	(15,816)

	Russian Ruble	Sell	11/16/11	86,588	79,601	(6,987)

	Singapore Dollar	Sell	11/16/11	435,207	417,476	(17,731)

	South African Rand	Sell	11/16/11	1,086,013	1,071,663	(14,350)

	South Korean Won	Sell	11/16/11	546,750	504,195	(42,555)

	Swedish Krona	Sell	11/16/11	901,914	852,766	(49,148)

	Swiss Franc	Sell	11/16/11	400,970	384,759	(16,211)

	Taiwan Dollar	Buy	11/16/11	1,665,400	1,635,714	29,686

	Turkish Lira	Buy	11/16/11	47,961	44,647	3,314

State Street Bank and Trust Co.

	Australian Dollar	Buy	11/16/11	4,120,776	3,997,247	123,529

	Brazilian Real	Sell	11/16/11	1,016,898	935,166	(81,732)

	British Pound	Sell	11/16/11	858,499	860,133	1,634

	Canadian Dollar	Buy	11/16/11	431,556	431,925	(369)

	Czech Koruna	Sell	11/16/11	113,946	108,645	(5,301)

	Euro	Buy	11/16/11	8,062,093	7,632,466	429,627

	Hungarian Forint	Sell	11/16/11	654,394	634,152	(20,242)

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $198,947,746) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Indonesian Rupiah	Sell	11/16/11	$307,235	$293,530	$(13,705)

	Japanese Yen	Sell	11/16/11	352,874	388,712	35,838

	Malaysian Ringgit	Buy	11/16/11	252,986	242,447	10,539

	Mexican Peso	Sell	11/16/11	207,561	201,094	(6,467)

	Norwegian Krone	Buy	11/16/11	2,054,077	2,133,360	(79,283)

	Polish Zloty	Buy	11/16/11	133,552	133,382	170

	Russian Ruble	Sell	11/16/11	74,015	68,032	(5,983)

	Singapore Dollar	Buy	11/16/11	213,101	199,109	13,992

	South African Rand	Buy	11/16/11	55,935	55,084	851

	South Korean Won	Buy	11/16/11	18,740	17,295	1,445

	Swedish Krona	Sell	11/16/11	1,300,850	1,197,164	(103,686)

	Swiss Franc	Sell	11/16/11	72,696	69,731	(2,965)

	Taiwan Dollar	Sell	11/16/11	288,882	273,625	(15,257)

	Thai Baht	Buy	11/16/11	614,249	604,962	9,287

	Turkish Lira	Sell	11/16/11	45,030	34,365	(10,665)

Westpac Banking Corp.

	Australian Dollar	Buy	11/16/11	958,151	1,022,630	(64,479)

	British Pound	Buy	11/16/11	501,434	485,848	15,586

	Canadian Dollar	Buy	11/16/11	58,169	25,217	32,952

	Euro	Sell	11/16/11	1,908,959	1,904,248	(4,711)

	Japanese Yen	Buy	11/16/11	2,784,395	2,815,312	(30,917)

	New Zealand Dollar	Buy	11/16/11	388,131	364,271	23,860

	Norwegian Krone	Sell	11/16/11	37,179	35,261	(1,918)

	Swedish Krona	Buy	11/16/11	125,338	118,789	6,549

	Swiss Franc	Buy	11/16/11	552,743	530,463	22,280

Total						$(659,130)

FUTURES CONTRACTS OUTSTANDING at 10/31/11

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond
10 yr (Long)	4	$470,593	Dec-11	$3,909

Canadian Government Bond
10 yr (Long)	17	2,239,549	Dec-11	5,674

Euro STOXX 50 Index (Short)	779	25,740,307	Dec-11	(536,398)

Euro-Swiss Franc 3 Month (Short)	16	4,555,935	Dec-11	(34,018)

Euro-Swiss Franc 3 Month (Short)	38	10,829,004	Jun-12	(131,216)

Euro-Swiss Franc 3 Month (Short)	38	10,829,004	Dec-12	(169,870)

Euro-Swiss Franc 3 Month (Short)	38	10,825,758	Mar-12	(102,579)

Japanese Government Bond
10 yr (Short)	2	3,634,178	Dec-11	7,599

Japanese Government Bond
10 yr Mini (Short)	23	4,183,423	Dec-11	10,464

NASDAQ 100 Index E-Mini (Long)	39	1,837,680	Dec-11	120,836

FUTURES CONTRACTS OUTSTANDING at 10/31/11 cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Long)	284	$17,740,060	Dec-11	$(19,027)

S&P Mid Cap 400 Index E-Mini (Long)	382	33,849,020	Dec-11	1,701,299

U.S. Treasury Bond 30 yr (Long)	245	34,062,657	Dec-11	645,197

U.S. Treasury Note 10 yr (Long)	5	645,313	Dec-11	(3,003)

Total				$1,498,867

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $52,735,681)

	Contract	Expiration date/
	amount	strike price	Value

SPDR S&P 500 ETF Trust (Call)	773,600	Nov-11/$129.00	$922,270

SPDR S&P 500 ETF Trust (Call)	773,600	Nov-11/130.00	692,705

SPDR S&P 500 ETF Trust (Put)	270,996	Mar-12/90.00	316,805

SPDR S&P 500 ETF Trust (Put)	238,069	Feb-12/85.00	148,636

SPDR S&P 500 ETF Trust (Put)	173,698	Dec-11/100.00	121,517

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	$6,180,300	Aug-15/4.375	448,134

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	6,180,300	Aug-15/4.375	1,532,492

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.80% versus the three month USD-LIBOR-BBA
maturing January 2022.	19,957,200	Jan-12/4.80	339

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 2022.	19,957,200	Jan-12/4.80	4,358,253

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	6,180,300	Aug-15/4.46	421,744

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 2045.	6,180,300	Aug-15/4.46	1,602,206

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 2022.	11,974,320	Jan-12/4.72	120

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 2022.	11,974,320	Jan-12/4.72	2,525,264

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.7975% versus
the three month USD-LIBOR-BBA maturing
October 2021.	3,050,000	Oct-16/2.7975	78,141

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $52,735,681) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.5625% versus the
three month USD-LIBOR-BBA maturing October 2021.	7,625,000	Oct-16/2.5625	$163,099

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	14,288,761	Aug-16/3.625	1,033,649

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	14,288,761	Aug-16/3.625	1,063,798

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 5.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	24,328,403	Aug-16/5.35	749,923

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	24,328,403	Aug-16/4.35	2,730,401

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	10,549,616	Aug-16/4.17	305,517

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	10,549,616	Aug-16/4.17	633,747

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	16,863,030	Aug-16/4.28	878,395

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	16,863,030	Aug-16/4.28	1,828,458

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	6,736,016	Aug-16/4.68	286,954

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	6,736,016	Aug-16/4.68	870,233

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2026.	5,613,347	Jul-16/4.67	240,139

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2026.	5,613,347	Jul-16/4.67	722,112

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $52,735,681) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 2026.	5,613,347	Jul-16/4.80	$224,927

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 2026.	5,613,347	Jul-16/4.80	765,677

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,245,339	Jul-16/4.80	89,836

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,245,339	Jul-16/4.80	306,264

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 2026.	5,613,347	Jul-16/4.815	222,794

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 2026.	5,613,347	Jul-16/4.815	770,808

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 2026.	3,509,959	Jul-16/4.79	140,960

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 2026.	3,509,959	Jul-16/4.79	477,182

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	5,573,570	Jul-16/4.74	229,185

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	5,573,570	Jul-16/4.74	740,694

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.815% versus the three month USD-LIBOR-BBA
maturing June 2026.	4,145,824	Jun-16/4.815	160,982

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.815% versus the three month USD-LIBOR-BBA
maturing June 2026.	4,145,824	Jun-16/4.815	572,198

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	7,402,572	Jun-16/5.12	134,949

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $52,735,681) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 2021.	7,284,320	Jun-16/4.89	$146,298

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	7,238,070	Jun-16/4.575	167,634

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	7,402,572	Jun-16/4.12	439,935

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 2021.	7,284,320	Jun-16/4.39	494,489

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	7,238,070	Jun-16/4.575	535,183

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 2025.	27,400,500	Sep-15/4.04	1,379,067

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 2025.	27,400,500	Sep-15/4.04	2,657,191

Option on an interest rate swap with Barclays Bank PLC
for the obligation to receive a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA maturing
February 2025.	1,726,280	Feb-15/5.36	34,812

Option on an interest rate swap with Barclays Bank PLC
for the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing
February 2025.	1,726,280	Feb-15/5.36	324,744

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 2025.	3,955,380	Feb-15/5.27	83,664

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 2025.	3,955,380	Feb-15/5.27	718,613

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 2024.	4,162,255	Aug-14/4.20	133,900

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 2024.	4,162,255	Aug-14/4.20	482,934

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $52,735,681) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 2024.	3,468,546	Jul-14/4.19	$111,677

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 2024.	3,468,546	Jul-14/4.19	400,971

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 2024.	1,387,418	Jul-14/4.34	40,614

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 2024.	1,387,418	Jul-14/4.34	173,767

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 2024.	3,468,546	Jul-14/4.35	100,893

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 2024.	3,468,546	Jul-14/4.35	436,714

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 2024.	3,468,554	Jul-14/4.3725	99,114

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 2024.	3,468,554	Jul-14/4.3725	442,726

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing July 2024.	2,168,841	Jul-14/4.36	62,248

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.36%
versus the three month USD-LIBOR-BBA maturing
July 2024.	2,168,841	Jul-14/4.36	275,024

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.29% versus the three month USD-LIBOR-BBA
maturing July 2024.	3,443,967	Jul-14/4.29	103,243

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.29%
versus the three month USD-LIBOR-BBA maturing
July 23, 2024.	3,443,967	Jul-14/4.29	420,929

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	33,161,500	Aug-12/2.855	857,225

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $52,735,681) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	33,161,500	Aug-12/2.855	$1,655,090

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA August 2022.	42,757,600	Aug-12/2.73	1,281,445

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	42,757,600	Aug-12/2.73	1,833,446

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	1,812,000	Jul-12/2.6825	73,150

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	12,766,000	Jul-12/2.6075	464,044

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	12,766,000	Jul-12/2.6075	464,044

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	12,766,000	Jul-12/2.61875	471,065

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.60% versus the three month USD-LIBOR-BBA
maturing April 2022.	2,493,000	Apr-12/2.60	86,532

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.498% versus
the three month USD-LIBOR-BBA maturing April 2022.	12,286,000	Apr-12/2.498	358,014

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.498% versus the three month USD-LIBOR-BBA
maturing April 2022.	12,286,000	Apr-12/2.498	358,014

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 2022.	2,391,100	Apr-12/4.8675	406

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	12,286,000	Apr-12/2.4275	315,996

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 2.4275%
versus the three month USD-LIBOR-BBA maturing
April 2022.	12,286,000	Apr-12/2.4275	315,996

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	12,286,000	Apr-12/2.4275	315,996

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $52,735,681) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.4275% versus the
three month USD-LIBOR-BBA maturing April 2022.	12,286,000	Apr-12/2.4275	$315,996

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA maturing April 2022.	12,286,000	Apr-12/2.4275	315,996

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	12,286,000	Apr-12/2.4275	315,996

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 2022.	2,391,100	Apr-12/4.8675	517,817

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.52% versus the three month USD-LIBOR-BBA
maturing January 2022.	2,383,000	Jan-12/2.52	64,389

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.4475% versus the
three month USD-LIBOR-BBA maturing January 2022.	10,510,000	Jan-12/2.4475	234,899

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
2.453% versus the three month USD-LIBOR-BBA
maturing January 2022.	10,510,000	Jan-12/2.453	237,946

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.46325% versus the three month USD-LIBOR-BBA
maturing January 2022.	10,510,000	Jan-12/2.46325	242,256

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 2.28%
versus the three month USD-LIBOR-BBA maturing
December 2016.	6,365,775	Dec-11/2.28	573

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 2.28%
versus the three month USD-LIBOR-BBA maturing
December 2016.	6,365,775	Dec-11/2.28	282,959

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 2016.	19,496,628	Dec-11/1.29	81,301

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 2016.	19,496,628	Dec-11/1.29	153,438

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 2.225% versus
the three month USD-LIBOR-BBA maturing
December 2016.	8,390,737	Dec-11/2.225	503

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.225% versus the
three month USD-LIBOR-BBA maturing
December 2016.	8,390,737	Dec-11/2.225	354,341

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $52,735,681) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 2.24% versus
the three month USD-LIBOR-BBA maturing
December 2016.	397,501	Dec-11/2.24	$20

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.24% versus the
three month USD-LIBOR-BBA maturing
December 2016.	397,501	Dec-11/2.24	17,100

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 1.26% versus the three month USD-LIBOR-BBA
maturing November 2016.	1,540,026	Nov-11/1.26	3,465

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 1.26% versus the three month USD-LIBOR-BBA
maturing November 2016.	1,540,026	Nov-11/1.26	9,102

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing June 2021.	11,141,576	May-16/5.11	203,445

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing June 2021.	10,969,952	May-16/4.86	222,624

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing June 2021.	11,141,576	May-16/4.11	658,790

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing June 2021.	10,969,952	May-16/4.36	734,197

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing June 2021.	10,915,355	May-16/4.60	816,283

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing June 2021.	10,915,355	May-16/4.60	248,870

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 2021.	21,482,482	May-16/4.765	451,476

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing May 2021.	21,482,482	May-16/4.765	1,731,595

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	9,302,123	May-16/4.7575	195,279

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	14,205,307	May-16/4.745	299,874

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $52,735,681) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	35,513,269	May-16/4.77	$741,517

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	9,302,123	May-16/4.7575	748,598

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	14,205,307	May-16/4.745	1,137,078

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	35,513,269	May-16/4.77	2,873,240

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 2.31% versus the three month USD-LIBOR-BBA
maturing November 2016.	4,505,805	Nov-11/2.31	45

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.31% versus the three month USD-LIBOR-BBA
maturing November 2016.	4,505,805	Nov-11/2.31	211,548

Total			$63,050,910

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$91,886,600	$10,561	7/8/13	0.68%	3 month USD-
				LIBOR-BBA	$(373,184)

19,463,700	—	9/23/13	3 month USD-
			LIBOR-BBA	0.45%	(36,401)

21,494,000	—	9/26/13	3 month USD-
			LIBOR-BBA	0.5075%	(16,221)

2,773,000	—	9/30/21	3 month USD-
			LIBOR-BBA	2.1825%	(30,082)

33,088,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.54875%	(428)

22,564,000	—	10/5/13	3 month USD-
			LIBOR-BBA	0.597%	20,713

2,609,000	—	10/11/21	3 month USD-
			LIBOR-BBA	2.18%	(31,587)

12,225,000	—	10/11/21	3 month USD-
			LIBOR-BBA	2.3%	(13,574)

5,982,000	—	10/11/21	3 month USD-
			LIBOR-BBA	2.245%	(36,795)

4,374,000	—	8/2/21	2.97236%	3 month USD-
				LIBOR-BBA	(292,544)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. cont.
	$3,717,000	$—	10/14/26	2.74%	3 month USD-
					LIBOR-BBA	$(10,904)

	8,988,000	—	8/9/13	0.553%	3 month USD-
					LIBOR-BBA	(5,994)

	50,998,000	(76,350)	2/7/15	1.891%	3 month USD-
					LIBOR-BBA	(2,083,465)

AUD	2,140,000	—	4/18/21	6.10%	6 month AUD-
					BBR-BBSW	(172,229)

CAD	1,320,000	—	9/14/21	2.4075%	3 month CAD-
					BA-CDOR	19,976

CAD	1,718,000	—	10/6/21	3 month CAD-
				BA-CDOR	2.445%	(22,644)

CAD	2,280,000	—	10/31/21	2.64%	3 month CAD-
					BA-CDOR	(5,918)

EUR	14,000,000	—	6/14/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.711561%	371,839

GBP	753,000	—	10/11/21	2.76%	6 month GBP-
					LIBOR-BBA	(7,969)

JPY	763,000,000	—	9/21/21	0.98375%	6 month JPY-
					LIBOR-BBA	26,456

JPY	283,000,000	—	10/6/21	6 month JPY-
				LIBOR-BBA	0.98625%	(11,482)

JPY	315,000,000	—	10/13/21	0.9925%	6 month JPY-
					LIBOR-BBA	16,409

Barclays Bank PLC
	$10,282,665	93,058	9/8/16	2.065%	3 month USD-
					LIBOR-BBA	(325,927)

	3,351,000	—	9/15/20	2.032%	3 month USD-
					LIBOR-BBA	34,035

	15,216,500	—	9/19/20	2.12%	3 month USD-
					LIBOR-BBA	48,464

	20,595,500	—	9/19/13	3 month USD-
				LIBOR-BBA	0.51%	(13,044)

	4,367,000	—	9/19/41	3 month USD-
				LIBOR-BBA	3.035%	72,722

	12,615,000	—	9/20/20	2.136%	3 month USD-
					LIBOR-BBA	23,933

	16,252,200	—	9/21/13	3 month USD-
				LIBOR-BBA	0.4925%	(16,484)

	33,013,700	—	9/22/13	0.4775%	3 month USD-
					LIBOR-BBA	43,814

	12,382,000	—	9/22/21	3 month USD-
				LIBOR-BBA	2.18%	(129,426)

	4,911,000	—	9/22/41	2.975%	3 month USD-
					LIBOR-BBA	(20,520)

	21,494,000	—	9/26/13	3 month USD-
				LIBOR-BBA	0.50625%	(16,892)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$21,463,000	$—	9/27/13	3 month USD-
			LIBOR-BBA	0.5175%	$(12,265)

5,293,000	—	9/28/21	3 month USD-
			LIBOR-BBA	2.041%	(125,506)

82,956,000	—	9/28/13	3 month USD-
			LIBOR-BBA	0.511043%	(60,074)

80,483,400	15,177	6/17/13	0.64%	3 month USD-
				LIBOR-BBA	(271,658)

6,451,000	—	9/29/41	3 month USD-
			LIBOR-BBA	2.857%	(131,441)

3,353,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.155%	(44,760)

30,476,000	—	9/30/13	3 month USD-
			LIBOR-BBA	0.53%	(10,704)

4,049,000	—	9/30/21	2.165%	3 month USD-
				LIBOR-BBA	50,423

974,000	—	9/30/16	3 month USD-
			LIBOR-BBA	1.25625%	(239)

4,400,000	—	6/20/41	3.91625%	3 month USD-
				LIBOR-BBA	(903,808)

1,746,000	—	10/3/41	2.8175%	3 month USD-
				LIBOR-BBA	50,212

11,022,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.543%	(1,404)

2,662,000	—	10/4/21	2.089%	3 month USD-
				LIBOR-BBA	52,746

6,772,000	—	10/6/21	1.999%	3 month USD-
				LIBOR-BBA	191,220

21,300,000	—	6/27/41	3 month USD-
			LIBOR-BBA	3.88882%	4,241,780

5,002,000	—	6/28/41	3.885%	3 month USD-
				LIBOR-BBA	(991,752)

2,710,000	—	6/28/41	3 month USD-
			LIBOR-BBA	3.88%	534,531

8,440,000	—	6/29/41	3 month USD-
			LIBOR-BBA	3.85488%	1,623,341

5,600,000	—	6/30/41	3 month USD-
			LIBOR-BBA	3.92%	1,152,021

22,269,000	—	7/8/13	0.6775%	3 month USD-
				LIBOR-BBA	(91,936)

1,976,000 E	—	4/11/22	2.265%	3 month USD-
				LIBOR-BBA	37,544

1,455,885	—	10/7/18	1.73%	3 month USD-
				LIBOR-BBA	8,259

154,599,000	—	10/7/13	3 month USD-
			LIBOR-BBA	0.636%	(257,810)

29,072,000	—	10/7/21	2.11%	3 month USD-
				LIBOR-BBA	527,649

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$1,187,000	$—	10/7/41	3 month USD-
			LIBOR-BBA	2.668%	$(70,636)

2,826,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(12,378)

1,232,000	—	10/24/13	0.648%	3 month USD-
				LIBOR-BBA	(2,111)

4,833,000	—	10/24/21	2.363%	3 month USD-
				LIBOR-BBA	(17,143)

3,154,000	—	10/25/21	2.385%	3 month USD-
				LIBOR-BBA	(17,335)

7,683,000	—	10/27/13	0.64625%	3 month USD-
				LIBOR-BBA	(12,548)

29,324,000	—	7/12/13	3 month USD-
			LIBOR-BBA	0.7225%	145,699

604,000	—	7/12/41	3 month USD-
			LIBOR-BBA	4.0825%	143,427

13,662,000	—	7/13/20	3 month USD-
			LIBOR-BBA	2.93%	976,289

38,665,000	—	7/13/13	0.645%	3 month USD-
				LIBOR-BBA	(132,049)

5,800,000	—	7/14/41	3.88%	3 month USD-
				LIBOR-BBA	(1,135,360)

5,636,000	—	7/20/13	0.66%	3 month USD-
				LIBOR-BBA	(20,601)

385,000	—	7/20/41	3 month USD-
			LIBOR-BBA	3.888%	75,792

7,334,233	(112,947)	9/21/21	3 month USD-
			LIBOR-BBA	3.14%	456,831

8,692,424	(165,589)	10/21/21	3 month USD-
			LIBOR-BBA	3.17%	509,852

8,486,600	10,941	3/30/31	3 month USD-
			LIBOR-BBA	4.17%	1,751,400

2,955,000	—	7/25/41	3 month USD-
			LIBOR-BBA	3.97%	629,992

23,095,000	—	7/28/13	3 month USD-
			LIBOR-BBA	0.635%	71,207

2,720,000	—	7/28/41	3 month USD-
			LIBOR-BBA	3.9675%	577,761

14,360,000	—	8/2/13	0.6425%	3 month USD-
				LIBOR-BBA	(36,655)

4,342,000	—	8/2/41	3.8925%	3 month USD-
				LIBOR-BBA	(850,803)

10,582,000	—	8/3/13	0.5875%	3 month USD-
				LIBOR-BBA	(15,270)

6,813,000	—	8/3/41	3.83375%	3 month USD-
				LIBOR-BBA	(1,252,627)

5,372,000	—	8/4/41	3.6108%	3 month USD-
				LIBOR-BBA	(741,778)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$14,580,000	$—	8/5/13	0.576%	3 month USD-
				LIBOR-BBA	$(17,207)

2,444,000	—	8/5/13	0.57125%	3 month USD-
				LIBOR-BBA	(2,661)

2,457,000	—	8/5/41	3 month USD-
			LIBOR-BBA	3.58%	323,554

19,869,000	—	10/28/13	0.62875%	3 month USD-
				LIBOR-BBA	(24,495)

3,022,000	—	10/28/41	2.9525%	3 month USD-
				LIBOR-BBA	10,266

2,411,000	—	10/28/21	3 month USD-
			LIBOR-BBA	2.329%	(186)

90,508,700	—	10/31/17	1.74%	3 month USD-
				LIBOR-BBA	(753,766)

24,699,800	—	10/31/16	1.44%	3 month USD-
				LIBOR-BBA	(163,713)

23,152,100	—	10/31/41	3.13%	3 month USD-
				LIBOR-BBA	(769,069)

8,418,000	—	10/31/21	2.55%	3 month USD-
				LIBOR-BBA	(171,122)

1,858,000	—	10/31/41	3 month USD-
			LIBOR-BBA	3.2025%	89,106

3,132,000	—	11/2/41	3.052%	3 month USD-
				LIBOR-BBA	(52,461)

1,137,000	—	8/9/41	3.48375%	3 month USD-
				LIBOR-BBA	(126,948)

5,216,000	—	8/9/41	3 month USD-
			LIBOR-BBA	3.49%	589,020

591,000	—	8/9/41	3 month USD-
			LIBOR-BBA	3.575%	77,019

9,546,000	—	8/17/13	0.45%	3 month USD-
				LIBOR-BBA	14,041

3,220,000	—	8/17/41	3.343%	3 month USD-
				LIBOR-BBA	(264,574)

48,385,536	—	8/18/13	0.439%	3 month USD-
				LIBOR-BBA	82,249

84,181,927 E	—	3/21/13	3 month USD-
			LIBOR-BBA	0.44125%	(102,702)

4,469,000	—	8/31/21	2.348%	3 month USD-
				LIBOR-BBA	(31,942)

10,440,000	(59,769)	9/8/16	3 month USD-
			LIBOR-BBA	2.14%	403,946

12,000,000	—	8/31/21	2.407%	3 month USD-
				LIBOR-BBA	(150,909)

20,325,000	—	8/31/13	0.509%	3 month USD-
				LIBOR-BBA	8,690

4,581,000	—	9/1/21	2.355%	3 month USD-
				LIBOR-BBA	(33,961)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$15,320,000	$—	9/6/20	2.231%	3 month USD-
					LIBOR-BBA	$(110,829)

	1,015,000	—	9/6/41	3.2375%	3 month USD-
					LIBOR-BBA	(59,897)

	12,052,000	—	9/6/13	3 month USD-
				LIBOR-BBA	0.4925%	(10,266)

	35,399,000	—	9/6/13	3 month USD-
				LIBOR-BBA	0.48875%	(32,479)

	6,191,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.17%	(63,016)

	6,191,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.18%	(57,291)

	4,973,000	—	9/8/41	2.958%	3 month USD-
					LIBOR-BBA	(8,809)

	27,117,000	—	9/8/13	0.52875%	3 month USD-
					LIBOR-BBA	4,203

	15,692,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.186%	(136,601)

	2,098,000	—	9/12/20	2.032%	3 month USD-
					LIBOR-BBA	20,900

	29,128,000	—	9/13/13	0.52%	3 month USD-
					LIBOR-BBA	10,680

	10,913,000	—	9/13/21	2.145%	3 month USD-
					LIBOR-BBA	140,668

	2,259,000	—	9/13/41	2.975%	3 month USD-
					LIBOR-BBA	(11,016)

	4,842,000	—	9/15/13	3 month USD-
				LIBOR-BBA	0.5275%	(1,255)

AUD	4,290,000	—	10/13/21	5.0575%	6 month AUD-
					BBR-BBSW	16,355

AUD	7,310,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	(307,021)

AUD	5,560,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	362,450

AUD	3,410,000	—	4/21/21	6.0675%	6 month AUD-
					BBR-BBSW	(266,751)

EUR	25,100,000	—	6/15/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.67%	636,528

EUR	31,375,000	—	6/15/13	1.95%	3 month EUR-
					EURIBOR-
					REUTERS	(739,448)

EUR	2,544,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.532%	(9,542)

EUR	1,437,000	—	10/4/21	2.542%	6 month EUR-
					EURIBOR-
					REUTERS	4,260

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
EUR	2,002,000	$—	10/12/21	2.675%	6 month EUR-
					EURIBOR-
					REUTERS	$(25,513)

EUR	3,990,000	—	10/14/21	6 month EUR-
				EURIBOR-
				REUTERS	2.73%	77,035

GBP	3,924,000	—	9/26/21	6 month GBP-
				LIBOR-BBA	2.54%	(76,247)

GBP	882,000	—	10/3/21	2.5675%	6 month GBP-
					LIBOR-BBA	14,363

GBP	2,450,000	—	8/8/21	2.9785%	6 month GBP-
					LIBOR-BBA	(122,721)

GBP	1,086,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(110,152)

GBP	3,700,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	329,290

Citibank, N.A.
	$4,121,000	—	9/23/13	3 month USD-
				LIBOR-BBA	0.459%	(6,967)

	1,966,000	—	9/23/21	3 month USD-
				LIBOR-BBA	2.136%	(28,646)

	5,432,000	—	9/30/18	1.73625%	3 month USD-
					LIBOR-BBA	24,349

	7,577,000	—	10/3/13	0.55625%	3 month USD-
					LIBOR-BBA	(999)

	5,864,000	—	10/3/20	3 month USD-
				LIBOR-BBA	2.04%	(64,874)

	5,284,250	—	10/3/21	2.159%	3 month USD-
					LIBOR-BBA	70,495

	297,000	—	10/3/41	3 month USD-
				LIBOR-BBA	2.804%	(9,358)

	1,121,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	(20,503)

	2,826,000 E	—	4/12/22	3 month USD-
				LIBOR-BBA	2.4275%	(12,378)

	5,224,000	—	10/17/21	3 month USD-
				LIBOR-BBA	2.37%	24,990

	10,184,000	—	10/28/13	0.62875%	3 month USD-
					LIBOR-BBA	(12,555)

	1,273,000	—	8/8/41	3.5825%	3 month USD-
					LIBOR-BBA	(167,964)

	1,755,000	—	8/8/41	3.517%	3 month USD-
					LIBOR-BBA	(208,042)

	8,988,000	—	8/9/13	0.5525%	3 month USD-
					LIBOR-BBA	(6,064)

	37,827,100	77,543	8/25/20	3 month USD-
				LIBOR-BBA	2.1%	(23,414)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$10,442,000	$26,764	8/25/21	3 month USD-
				LIBOR-BBA	2.24%	$114

SEK	8,980,200	—	10/3/21	2.555%	3 month SEK-
					STIBOR-SIDE	7,729

SEK	9,014,000	—	10/4/21	2.5%	3 month SEK-
					STIBOR-SIDE	14,399

SEK	27,082,000	—	7/8/16	3.275%	3 month SEK-
					STIBOR-SIDE	(211,343)

SEK	28,382,000	—	7/11/16	3.2825%	3 month SEK-
					STIBOR-SIDE	(222,179)

Credit Suisse International
	$2,033,000	—	9/16/21	3 month USD-
				LIBOR-BBA	2.20375%	(15,799)

	26,529,000	—	9/20/13	0.52125%	3 month USD-
					LIBOR-BBA	11,308

	23,672,800	—	9/21/13	0.5%	3 month USD-
					LIBOR-BBA	20,498

	1,630,000	—	9/22/21	2.15125%	3 month USD-
					LIBOR-BBA	21,327

	25,031,000	—	9/29/13	3 month USD-
				LIBOR-BBA	0.52375%	(11,996)

	8,209,600	—	10/3/20	3 month USD-
				LIBOR-BBA	2.055%	(80,548)

	7,397,950	—	10/3/21	2.172%	3 month USD-
					LIBOR-BBA	89,888

	15,800,000 E	—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	(92,904)

	2,974,000	—	10/11/13	3 month USD-
				LIBOR-BBA	0.65375%	5,874

	2,826,000 E	—	4/12/22	3 month USD-
				LIBOR-BBA	2.4275%	(12,378)

	22,099,000	—	10/11/13	3 month USD-
				LIBOR-BBA	0.68%	55,018

	1,978,000	—	10/17/21	3 month USD-
				LIBOR-BBA	2.37%	9,462

	42,241,800	(8,642)	2/24/15	2.04%	3 month USD-
					LIBOR-BBA	(1,856,361)

	27,564,000	—	10/31/13	3 month USD-
				LIBOR-BBA	0.65%	46,255

	6,478,000	—	11/2/13	0.5825%	3 month USD-
					LIBOR-BBA	(2,073)

	13,140,000	—	11/2/13	0.56%	3 month USD-
					LIBOR-BBA	1,708

	10,225,000	—	8/8/13	3 month USD-
				LIBOR-BBA	0.57375%	11,317

	8,988,000	—	8/9/13	0.5525%	3 month USD-
					LIBOR-BBA	(6,064)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$1,250,000	$—	8/18/41	3 month USD-
				LIBOR-BBA	3.3688%	$109,189

	7,013,000	—	8/18/13	0.4385%	3 month USD-
					LIBOR-BBA	11,998

	2,811,000	—	8/23/14	3 month USD-
				LIBOR-BBA	0.633%	(1,921)

	796,000	—	8/24/41	3.0775%	3 month USD-
					LIBOR-BBA	(21,728)

	511,000	—	8/26/21	2.362%	3 month USD-
					LIBOR-BBA	(4,379)

	29,408,600	—	8/31/13	3 month USD-
				LIBOR-BBA	0.493%	(22,181)

	10,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(125,758)

	21,194,800	—	8/31/13	3 month USD-
				LIBOR-BBA	0.5125%	(7,667)

	13,011,300	—	8/31/21	2.43125%	3 month USD-
					LIBOR-BBA	(192,648)

	2,921,500	—	8/31/41	3 month USD-
				LIBOR-BBA	3.264%	192,568

	2,395,000	—	9/6/21	2.349%	3 month USD-
					LIBOR-BBA	(15,339)

	6,191,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.17%	(63,016)

	7,825,000	—	9/14/13	0.53875%	3 month USD-
					LIBOR-BBA	108

	3,929,000	—	9/14/41	2.944%	3 month USD-
					LIBOR-BBA	6,065

	75,053,800	5,352	5/27/13	0.72%	3 month USD-
					LIBOR-BBA	(396,317)

CHF	5,228,000	—	9/28/21	6 month CHF-
				LIBOR-BBA	1.405%	(40,525)

CHF	1,485,000	—	10/5/21	6 month CHF-
				LIBOR-BBA	1.44%	(5,552)

CHF	821,000	—	10/7/21	1.465%	6 month CHF-
					LIBOR-BBA	868

CHF	1,054,000	—	10/10/21	1.45%	6 month CHF-
					LIBOR-BBA	3,133

CHF	1,360,000	—	10/14/21	1.535%	6 month CHF-
					LIBOR-BBA	(7,544)

GBP	1,860,000	—	10/12/21	6 month GBP-
				LIBOR-BBA	2.7875%	26,846

GBP	2,451,000	—	8/15/21	6 month GBP-
				LIBOR-BBA	2.91%	96,282

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
$1,066,000	$—	9/14/21	2.145%	3 month USD-
				LIBOR-BBA	$13,833

3,270,000	—	9/14/41	3 month USD-
			LIBOR-BBA	2.95%	(1,033)

8,234,000	—	9/19/14	3 month USD-
			LIBOR-BBA	0.6625%	(4,425)

16,315,000	—	9/27/18	3 month USD-
			LIBOR-BBA	1.515%	(312,422)

21,463,000	—	9/27/13	3 month USD-
			LIBOR-BBA	0.5175%	(12,265)

378,000	—	9/29/21	2.165%	3 month USD-
				LIBOR-BBA	4,699

2,773,000	—	9/30/21	3 month USD-
			LIBOR-BBA	2.1875%	(28,822)

9,382,400	—	10/3/20	3 month USD-
			LIBOR-BBA	2.034%	(108,533)

8,454,800	—	10/3/21	2.153%	3 month USD-
				LIBOR-BBA	117,481

3,547,000	—	10/4/13	3 month USD-
			LIBOR-BBA	0.56125%	780

3,183,000	—	10/4/14	3 month USD-
			LIBOR-BBA	0.7175%	2,031

56,952,600	—	10/7/14	3 month USD-
			LIBOR-BBA	0.792%	160,299

29,752,839	—	10/7/16	1.3045%	3 month USD-
				LIBOR-BBA	(47,999)

54,189,480	—	10/7/17	3 month USD-
			LIBOR-BBA	1.532%	(112,447)

567,000 E	—	10/7/21	3 month USD-
			LIBOR-BBA	3.0475%	(10,739)

37,968,400	—	10/7/14	3 month USD-
			LIBOR-BBA	0.787%	101,196

19,835,226	—	10/7/16	1.30125%	3 month USD-
				LIBOR-BBA	(28,783)

36,126,320	—	10/7/17	3 month USD-
			LIBOR-BBA	1.529%	(81,539)

8,750,835	—	10/7/16	1.303%	3 month USD-
				LIBOR-BBA	(13,409)

1,779,415	—	10/7/18	1.7265%	3 month USD-
				LIBOR-BBA	10,508

3,536,000	—	10/11/41	2.7725%	3 month USD-
				LIBOR-BBA	136,199

2,826,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(12,378)

2,295,000 E	—	4/13/22	3 month USD-
			LIBOR-BBA	2.498%	4,406

2,883,000	—	10/14/41	3 month USD-
			LIBOR-BBA	2.94375%	(11,158)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$35,330,000	$—	10/31/13	3 month USD-
			LIBOR-BBA	0.6505%	$59,641

37,383,000	—	11/1/21	2.525%	3 month USD-
				LIBOR-BBA	(662,801)

53,356,000	—	11/1/13	3 month USD-
			LIBOR-BBA	0.615%	52,289

23,096,000	—	11/1/41	3 month USD-
			LIBOR-BBA	3.19125%	1,042,553

6,054,000	3,231	7/18/14	3 month USD-
			LIBOR-BBA	0.96%	67,883

45,766,000	—	7/27/13	0.6325%	3 month USD-
				LIBOR-BBA	(139,261)

2,613,000	—	7/27/41	3.95%	3 month USD-
				LIBOR-BBA	(545,922)

8,988,000	—	8/9/13	0.5525%	3 month USD-
				LIBOR-BBA	(6,064)

41,299,600	—	8/12/16	3 month USD-
			LIBOR-BBA	1.255%	126,899

5,548,000	—	11/2/21	2.365%	3 month USD-
				LIBOR-BBA	(16,755)

6,689,400	—	8/12/41	3.32%	3 month USD-
				LIBOR-BBA	(520,998)

17,374,000	—	8/15/41	3.300791%	3 month USD-
				LIBOR-BBA	(1,280,434)

803,100	—	8/16/41	3.36%	3 month USD-
				LIBOR-BBA	(68,841)

7,504,500	—	8/17/18	1.84%	3 month USD-
				LIBOR-BBA	(45,150)

3,071,000	—	8/18/41	3.37%	3 month USD-
				LIBOR-BBA	(269,031)

8,690,800	—	8/24/16	1.23%	3 month USD-
				LIBOR-BBA	(8,586)

14,585,300	—	8/24/21	2.271%	3 month USD-
				LIBOR-BBA	(5,767)

9,365,600	—	8/24/41	3 month USD-
			LIBOR-BBA	3.081%	262,358

65,243,300	—	8/30/13	3 month USD-
			LIBOR-BBA	0.5075%	(30,822)

32,468,000	—	8/30/21	2.4075%	3 month USD-
				LIBOR-BBA	(401,767)

13,375,400	—	8/30/41	3 month USD-
			LIBOR-BBA	3.2425%	811,966

73,436,000	(12,975)	5/13/13	0.75%	3 month USD-
				LIBOR-BBA	(460,197)

32,994,900	—	8/31/13	3 month USD-
			LIBOR-BBA	0.4925%	(24,913)

11,000,000	—	8/31/21	2.407%	3 month USD-
				LIBOR-BBA	(138,333)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$21,137,500	$—	9/12/13	3 month USD-
				LIBOR-BBA	0.5%	$(16,007)

	6,694,000	—	9/12/21	3 month USD-
				LIBOR-BBA	2.2125%	(44,424)

	4,860,200	—	9/12/41	3.065%	3 month USD-
					LIBOR-BBA	(113,359)

	4,669,000	—	9/14/16	1.175%	3 month USD-
					LIBOR-BBA	14,722

	15,522,020	(496,705)	8/25/41	3 month USD-
				LIBOR-BBA	4.09%	3,137,767

EUR	9,060,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	(1,116,693)

KRW	2,959,000,000	—	8/16/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.42%	(14,626)

KRW	2,953,000,000	—	5/9/16	4.115%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(67,896)

KRW	2,953,000,000	—	4/22/16	4.135%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(66,693)

KRW	2,928,000,000	—	4/29/16	4.14%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(66,649)

Goldman Sachs International
	$15,216,500	—	9/19/20	2.13375%	3 month USD-
					LIBOR-BBA	31,026

	20,595,500	—	9/19/13	3 month USD-
				LIBOR-BBA	0.515%	(11,070)

	4,367,000	—	9/19/41	3 month USD-
				LIBOR-BBA	3.05%	86,074

	268,000	—	9/20/41	3 month USD-
				LIBOR-BBA	3.065%	6,081

	17,288,200	—	9/21/13	0.5%	3 month USD-
					LIBOR-BBA	14,970

	2,267,000	—	9/21/21	3 month USD-
				LIBOR-BBA	2.188%	(21,832)

	23,958,300	—	9/22/13	0.478%	3 month USD-
					LIBOR-BBA	31,544

	16,988,700	—	9/23/13	3 month USD-
				LIBOR-BBA	0.4525%	(31,048)

	17,320,000	—	9/26/13	3 month USD-
				LIBOR-BBA	0.50625%	(13,611)

	15,227,000	—	9/26/21	3 month USD-
				LIBOR-BBA	1.93875%	(501,778)

	18,113,280	(658,418)	9/29/41	3 month USD-
				LIBOR-BBA	3.99%	3,155,911

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$9,022,000	$—	9/28/41	2.69625%	3 month USD-
				LIBOR-BBA	$478,988

23,878,000	—	9/28/13	3 month USD-
			LIBOR-BBA	0.5125%	(16,782)

400,000	—	9/29/41	3 month USD-
			LIBOR-BBA	2.87%	(7,089)

3,113,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.15125%	(42,594)

3,089,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.558%	538

574,000	—	10/7/14	3 month USD-
			LIBOR-BBA	0.7775%	1,368

4,420,000	—	10/11/21	3 month USD-
			LIBOR-BBA	2.16%	(61,607)

2,826,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(12,378)

326,000	—	7/1/41	3 month USD-
			LIBOR-BBA	4.02625%	73,996

2,295,000 E	—	4/13/22	3 month USD-
			LIBOR-BBA	2.498%	4,406

5,304,000	—	10/14/21	3 month USD-
			LIBOR-BBA	2.3745%	29,071

1,637,000	—	10/17/13	0.65375%	3 month USD-
				LIBOR-BBA	(3,121)

2,256,000	—	10/17/21	2.365%	3 month USD-
				LIBOR-BBA	(9,750)

4,353,000	—	10/18/13	3 month USD-
			LIBOR-BBA	0.65875%	8,974

12,183,000	—	10/18/21	2.40125%	3 month USD-
				LIBOR-BBA	(101,152)

8,060,000	—	10/21/13	0.632%	3 month USD-
				LIBOR-BBA	(11,524)

1,405,000	—	10/21/21	2.36%	3 month USD-
				LIBOR-BBA	(4,987)

822,000	—	10/21/41	3 month USD-
			LIBOR-BBA	2.94125%	(4,027)

2,378,000	—	7/21/41	3.935%	3 month USD-
				LIBOR-BBA	(490,807)

1,118,000	—	7/21/13	3 month USD-
			LIBOR-BBA	0.665%	4,183

150,000	—	7/25/41	3.9325%	3 month USD-
				LIBOR-BBA	(30,826)

19,882,000	—	7/25/13	3 month USD-
			LIBOR-BBA	0.65625%	70,157

34,831,000	—	7/25/13	0.65625%	3 month USD-
				LIBOR-BBA	(122,907)

14,512,700 E	—	3/19/13	1.09375%	3 month USD-
				LIBOR-BBA	(76,337)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$16,704,000	$—	7/25/21	3 month USD-
			LIBOR-BBA	3.127%	$1,377,200

58,112,000	—	7/26/13	3 month USD-
			LIBOR-BBA	0.63%	174,479

10,183,000	—	7/26/41	3 month USD-
			LIBOR-BBA	3.93625%	2,099,503

21,768,000	—	7/28/13	3 month USD-
			LIBOR-BBA	0.61875%	60,107

3,191,000	—	7/28/41	3.935%	3 month USD-
				LIBOR-BBA	(656,574)

2,206,000	—	8/2/41	3.8725%	3 month USD-
				LIBOR-BBA	(423,238)

2,648,000	—	8/2/41	3.81625%	3 month USD-
				LIBOR-BBA	(477,564)

8,661,900	—	10/25/21	2.39625%	3 month USD-
				LIBOR-BBA	(56,632)

6,468,000	—	10/26/13	0.64875%	3 month USD-
				LIBOR-BBA	(10,996)

3,074,000	—	10/26/21	3 month USD-
			LIBOR-BBA	2.3825%	15,926

6,132,000	—	10/26/41	3 month USD-
			LIBOR-BBA	3.005%	47,077

482,000	—	10/26/21	3 month USD-
			LIBOR-BBA	2.415%	3,931

1,852,000	—	10/26/41	3 month USD-
			LIBOR-BBA	3.0375%	26,450

427,000	—	10/27/21	3 month USD-
			LIBOR-BBA	2.435%	4,228

14,216,800	—	10/31/41	3.12%	3 month USD-
				LIBOR-BBA	(443,253)

6,620,300	—	10/31/41	3.10275%	3 month USD-
				LIBOR-BBA	(183,105)

1,909,000	—	8/3/41	3.754%	3 month USD-
				LIBOR-BBA	(319,783)

7,401,000	—	8/4/13	0.58875%	3 month USD-
				LIBOR-BBA	(10,724)

3,218,000	—	8/4/41	3.718%	3 month USD-
				LIBOR-BBA	(514,981)

1,880,000	—	8/4/41	3.711%	3 month USD-
				LIBOR-BBA	(298,176)

2,370,000	—	8/4/41	3 month USD-
			LIBOR-BBA	3.6225%	332,939

5,355,000	—	8/5/41	3.593%	3 month USD-
				LIBOR-BBA	(719,431)

1,137,000	—	8/9/41	3.48375%	3 month USD-
				LIBOR-BBA	(126,948)

886,000	—	8/9/41	3 month USD-
			LIBOR-BBA	3.54%	109,119

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$3,538,000	$—	8/10/41	3.435%	3 month USD-
					LIBOR-BBA	$(359,409)

	2,051,800	—	8/15/41	3.2475%	3 month USD-
					LIBOR-BBA	(128,844)

	5,557,100	—	8/15/41	3.365%	3 month USD-
					LIBOR-BBA	(482,544)

	2,360,000	—	8/18/21	2.3425%	3 month USD-
					LIBOR-BBA	(17,700)

	23,580,000	—	8/24/16	1.235%	3 month USD-
					LIBOR-BBA	(29,175)

	12,420,000	—	8/24/21	3 month USD-
				LIBOR-BBA	2.2625%	(4,849)

	970,000	—	8/24/41	3.075%	3 month USD-
					LIBOR-BBA	(25,978)

	66,347,000	—	8/30/13	3 month USD-
				LIBOR-BBA	0.48375%	(63,162)

	10,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(125,758)

	11,384,000	—	9/1/20	2.225%	3 month USD-
					LIBOR-BBA	(82,155)

	15,343,000	—	9/1/13	3 month USD-
				LIBOR-BBA	0.4975%	(10,932)

	3,111,000	—	9/1/41	3 month USD-
				LIBOR-BBA	3.195%	157,800

	2,167,000	—	9/6/21	2.2575%	3 month USD-
					LIBOR-BBA	4,324

	16,205,000	—	9/13/13	0.52125%	3 month USD-
					LIBOR-BBA	5,428

	4,041,000	—	9/13/41	3.023%	3 month USD-
					LIBOR-BBA	(59,284)

	2,852,000	—	9/13/21	3 month USD-
				LIBOR-BBA	2.16625%	(31,206)

EUR	10,740,000	—	6/21/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.632%	314,118

EUR	4,400,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	(12,199)

EUR	9,100,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	(25,230)

EUR	867,000	—	10/6/21	2.439%	6 month EUR-
					EURIBOR-
					REUTERS	13,721

EUR	18,480,000	—	5/26/13	2.224%	6 month EUR-
					EURIBOR-
					REUTERS	(342,393)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
GBP	2,102,000 E	$—	9/22/31	6 month GBP-
				LIBOR-BBA	4.06%	$18,352

GBP	1,086,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	(23,057)

GBP	1,986,000 E	—	9/23/31	3.99%	6 month GBP-
					LIBOR-BBA	(3,449)

GBP	686,000	—	10/6/21	2.525%	6 month GBP-
					LIBOR-BBA	16,632

GBP	1,908,000 E	—	8/9/31	4.605%	6 month GBP-
					LIBOR-BBA	(120,567)

GBP	1,908,000 E	—	8/10/31	4.5175%	6 month GBP-
					LIBOR-BBA	(103,755)

KRW	5,146,000,000	—	9/19/16	3.395%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	30,759

KRW	6,938,000,000	—	7/11/16	4.035%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(136,546)

KRW	2,830,000,000	—	4/21/16	4.12%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(62,405)

KRW	6,175,918,000	—	8/2/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.845%	78,723

SEK	5,980,000	—	9/9/21	2.65%	3 month SEK-
					STIBOR-SIDE	(2,627)

JPMorgan Chase Bank, N.A.
	$5,322,600	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	927,160

	31,600,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	(189,600)

	21,700,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	(133,889)

	7,101,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.51375%	(4,580)

	21,463,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(12,265)

	6,185,000	(207,198)	9/8/41	3 month USD-
				LIBOR-BBA	4.0275%	1,154,343

	23,447,200	—	7/11/13	0.715%	3 month USD-
					LIBOR-BBA	(113,170)

	8,695,000	—	7/19/21	3.074%	3 month USD-
					LIBOR-BBA	(679,281)

	6,466,000	—	9/29/21	3 month USD-
				LIBOR-BBA	2.18%	(71,495)

	2,750,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.203%	(24,669)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
$5,222,000	$—	10/3/21	3 month USD-
			LIBOR-BBA	2.184%	$(57,709)

2,591,000	—	10/4/41	2.75%	3 month USD-
				LIBOR-BBA	110,321

13,190,000	—	10/4/13	3 month USD-
			LIBOR-BBA	0.58%	7,833

5,503,000	—	10/7/21	3 month USD-
			LIBOR-BBA	2.068%	(121,054)

7,037,000	—	10/11/21	3 month USD-
			LIBOR-BBA	2.2395%	(46,824)

2,826,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(12,378)

1,471,000	—	10/14/13	0.677%	3 month USD-
				LIBOR-BBA	(3,515)

3,246,000	—	10/17/21	3 month USD-
			LIBOR-BBA	2.37%	15,528

10,035,900	—	10/19/21	3 month USD-
			LIBOR-BBA	2.387%	62,214

6,620,300	—	10/31/41	3.235%	3 month USD-
				LIBOR-BBA	(361,323)

7,092,900	—	11/1/21	2.445%	3 month USD-
				LIBOR-BBA	(73,837)

56,571,000	—	11/2/13	0.5925%	3 month USD-
				LIBOR-BBA	(29,417)

1,463,000	—	8/8/41	3.466%	3 month USD-
				LIBOR-BBA	(158,158)

877,000	—	8/8/41	3.4275%	3 month USD-
				LIBOR-BBA	(87,898)

863,000	—	8/9/41	3.485%	3 month USD-
				LIBOR-BBA	(96,573)

13,259,000	—	8/19/13	0.4475%	3 month USD-
				LIBOR-BBA	20,329

3,188,000	—	8/19/41	3.299%	3 month USD-
				LIBOR-BBA	(232,723)

48,756,000	(34,815)	8/19/16	3 month USD-
			LIBOR-BBA	1.19%	(64,469)

3,974,000	—	8/23/41	3.088%	3 month USD-
				LIBOR-BBA	(117,367)

10,857,000	—	8/23/13	3 month USD-
			LIBOR-BBA	0.485%	(9,044)

16,155,000	—	8/23/21	3 month USD-
			LIBOR-BBA	2.243%	(33,641)

2,205,000	—	8/30/21	3 month USD-
			LIBOR-BBA	2.4225%	30,317

26,395,900	—	8/31/13	3 month USD-
			LIBOR-BBA	0.5%	(16,169)

24,498,000	—	9/2/13	0.486%	3 month USD-
				LIBOR-BBA	23,245

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$1,697,000	$—	9/2/41	3.187%	3 month USD-
					LIBOR-BBA	$(83,166)

	14,394,000	—	9/2/21	3 month USD-
				LIBOR-BBA	2.35%	98,830

	17,125,000	—	9/14/21	3 month USD-
				LIBOR-BBA	2.124%	(255,234)

	435,000	—	9/14/13	0.535%	3 month USD-
					LIBOR-BBA	39

	19,314,000	—	9/14/21	2.1575%	3 month USD-
					LIBOR-BBA	228,493

	2,901,000	—	9/15/41	2.984%	3 month USD-
					LIBOR-BBA	(18,972)

	5,075,000	—	9/19/21	3 month USD-
				LIBOR-BBA	2.266%	(11,899)

	4,615,000	—	9/19/16	3 month USD-
				LIBOR-BBA	1.231%	(3,517)

CAD	5,070,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	86,789

CAD	8,310,000	—	9/21/21	3 month CAD-
				BA-CDOR	2.3911%	(142,252)

CAD	1,460,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	24,992

CAD	1,992,000	—	9/27/21	3 month CAD-
				BA-CDOR	2.415%	(30,559)

CAD	2,286,000	—	10/7/21	3 month CAD-
				BA-CDOR	2.5125%	(16,579)

CAD	2,399,000	—	10/14/21	3 month CAD-
				BA-CDOR	2.6575%	12,855

EUR	25,100,000	—	6/13/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.74%	686,693

EUR	25,100,000	—	6/13/13	1.9865%	3 month EUR-
					EURIBOR-
					REUTERS	(615,248)

GBP	968,000	—	10/14/21	2.812%	6 month GBP-
					LIBOR-BBA	(17,142)

JPY	244,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(126,996)

JPY	447,200,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(65,935)

JPY	445,960,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	42,579

JPY	24,900,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	8,743

JPY	33,500,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(3,702)

JPY	280,000,000	—	9/12/21	1.02375%	6 month JPY-
					LIBOR-BBA	(6,256)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

UBS, AG
AUD	5,254,000	$—	9/27/21	6 month AUD-
				BBR-BBSW	4.79%	$(132,334)

AUD	4,695,000	—	9/27/16	4.46%	6 month AUD-
					BBR-BBSW	44,051

CHF	25,006,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(361,505)

Total						$(2,153,345)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
baskets	208,670	$—	7/30/12	3 month USD-	A basket (GDX)	$(344,306)
				LIBOR-BBA	of common stocks

Barclays Bank PLC
	$746,590	—	1/12/40	5.00% (1 month	Synthetic MBX	5,245
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	2,332,446	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,917)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	2,360,281	—	1/12/40	4.50% (1 month	Synthetic MBX	14,489
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	5,278,498	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(15,654)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	3,450,704	—	1/12/40	5.00% (1 month	Synthetic MBX	24,240
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	2,597,106	—	1/12/41	5.00% (1 month	Synthetic MBX	16,212
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	14,441,658	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(42,829)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	852,349	—	1/12/41	5.00% (1 month	Synthetic MBX	5,321
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$11,809,517	$—	1/12/208	(6.50%) 1 month	Synthetic MBX	$(35,023)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

8,549,908	—	1/12/41	5.00% (1 month	Synthetic MBX	53,371
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,540,503	—	1/12/40	4.00% (1 month	Synthetic MBX	17,488
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

414,109	—	1/12/40	4.00% (1 month	Synthetic TRS	1,837
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,180,000	—	4/7/16	(2.63%)	USA Non Revised	(39,323)
				Consumer Price
				Index-Urban (CPI-U)

4,261,743	—	1/12/41	5.00% (1 month	Synthetic MBX	26,603
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

13,364,007	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(39,633)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

8,399,770	—	1/12/40	4.00% (1 month	Synthetic MBX	41,491
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

10,958,234	—	1/12/40	4.50% (1 month	Synthetic MBX	67,270
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

2,337,613	—	1/12/41	4.50% (1 month	Synthetic MBX	15,809
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

9,571,833	—	1/12/40	4.50% (1 month	Synthetic MBX	58,759
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

7,785,000	—	1/12/40	4.50% (1 month	Synthetic MBX	47,790
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

20,540,747	—	1/12/41	5.00% (1 month	Synthetic MBX	155,550
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$5,016,071	$—	1/12/41	5.00% (1 month	Synthetic MBX	$31,837
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	654,142	—	1/12/40	5.00% (1 month	Synthetic MBX	4,595
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	2,122,109	—	1/12/40	5.00% (1 month	Synthetic MBX	14,907
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,538,704	—	1/12/40	5.00% (1 month	Synthetic MBX	10,809
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	3,259,680	—	1/12/38	(6.50%) 1 month	Synthetic TRS	29,643
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	8,844,129	—	1/12/38	(6.50%) 1 month	Synthetic TRS	80,428
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	7,608,064	—	1/12/41	5.00% (1 month	Synthetic TRS	23,431
				USD-LIBOR)	Index 5.00%
					30 year Ginnie
					Mae II pools

Citibank, N.A.
shares	24,719	—	9/26/12	3 month USD-	Netflix Inc.	1,195,663
				LIBOR-BBA
				minus 0.60%

	$2,074,616	—	1/12/41	5.00% (1 month	Synthetic MBX	12,950
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	7,237,584	—	1/12/40	5.00% (1 month	Synthetic TRS	48,342
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,014,295	—	1/12/41	5.00% (1 month	Synthetic MBX	6,331
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

baskets	666	—	4/11/12	(3 month USD-	A basket	2,676,764
				LIBOR-BBA plus	(CGPUTQL1)
				0.10%)	of common stocks

baskets	333,605	—	10/29/12	(3 month USD-	A basket	770,361
				LIBOR-BBA)	(CGPUTSB8)
					of common stocks

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
units	14,852	$—	4/11/12	3 month USD-	Russell 2000	$(2,474,827)
				LIBOR-BBA	Total Return Index
				minus 0.05%

units	620	—	4/11/12	3 month USD-	Russell 2000	(103,080)
				LIBOR-BBA	Total Return Index
				minus 0.05%

units	217	—	4/11/12	3 month USD-	Russell 1000	(36,139)
				LIBOR-BBA	Total Return Index
				minus 0.05%

Credit Suisse International
	$1,704,697	—	1/12/41	5.00% (1 month	Synthetic MBX	10,641
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	4,859,841	—	1/12/40	5.00% (1 month	Synthetic TRS	32,460
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	3,282,616	—	1/12/40	5.00% (1 month	Synthetic TRS	21,925
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	2,377,434	—	1/12/40	5.00% (1 month	Synthetic TRS	15,880
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

Deutsche Bank AG
	7,707,851	—	1/12/39	(6.00%) 1 month	Synthetic TRS	64,877
				USD-LIBOR	Index 6.00%
					30 year Fannie Mae
					pools

	3,017,335	—	1/12/34	(5.00%) 1 month	Synthetic TRS	18,974
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

Goldman Sachs International
	1,240,000	—	3/1/16	2.47%	USA Non Revised	10,007
					Consumer Price
					Index-Urban (CPI-U)

	930,000	—	3/3/16	2.45%	USA Non Revised	6,575
					Consumer Price
					Index-Urban (CPI-U)

	2,251,905	—	1/12/41	5.00% (1 month	Synthetic MBX	14,057
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	3,017,335	—	1/12/34	5.00% (1 month	Synthetic TRS	(18,974)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
EUR	5,855,000	$—	10/18/13	(1.7775%)	Eurostat Eurozone	$(14,664)
					HICP excluding
					tobacco

UBS, AG
baskets	390,904	—	10/22/12	(3 month USD-	A basket	2,781,033
				LIBOR-BBA plus	(UBSEMBSK)
				0.60%)	of common stocks

contracts	91,959	—	5/24/12	3 month USD-	MSCI Daily Total	(702,165)
				LIBOR-BBA	Return Net USD
				minus 0.35%	Index

shares	135,484	—	2/28/12	(3 month USD-	iShares MSCI	(137,534)
				LIBOR-BBA minus	Emerging Markets
				0.25%)	Index

Total						$4,422,897

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/11

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	$(3,383)	$380,000	12/20/19	(100 bp)	$51,630

Deutsche Bank AG
DJ CDX NA IG Series
17 Index	BBB+	1,226,844	62,200,000	12/20/16	100 bp	698,558

Total						$750,188

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$5,948,204	$—	$—

Capital goods	8,604,401	—	—

Communication services	6,919,158	—	—

Conglomerates	926,823	—	—

Consumer cyclicals	27,174,027	—	—

Consumer staples	22,926,893	—	—

Energy	22,662,264	344,834	—

Financials	26,525,377	—	—

Health care	21,453,225	—	—

Technology	38,600,859	—	—

Transportation	5,453,792	—	—

Utilities and power	7,798,564	—	—

Total common stocks	194,993,587	344,834	—

Asset-backed securities	—	19,689,518	—

Commodity linked notes	—	23,265,146	—

Corporate bonds and notes	—	130,234,529	—

Foreign government bonds and notes	—	12,385,868	—

Mortgage-backed securities	—	146,782,968	1,916,590

Purchased options outstanding	—	30,804,149	—

Senior loans	—	48,794,298	—

U.S. Government and agency mortgage obligations	—	101,781,502	—

Short-term investments	46,344,270	217,872,040	—

Totals by level	$241,337,857	$731,954,852	$1,916,590

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(659,130)	$—

Futures contracts	1,498,867	—	—

Written options	—	(63,050,910)	—

Interest rate swap contracts	—	(562,564)	—

Total return swap contracts	—	4,422,897	—

Credit default contracts	—	(473,273)	—

Totals by level	$1,498,867	$(60,322,980)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 10/31/11

ASSETS

Investment in securities, at value, (Note 1):
Unaffiliated issuers (identified cost $923,180,312)	$928,865,029
Affiliated issuers (identified cost $46,344,270) (Notes 1 and 6)	46,344,270

Cash	54,476

Foreign currency (cost $17,196) (Note 1)	17,386

Dividends, interest and other receivables	4,029,767

Receivable for shares of the fund sold	4,006,561

Receivable for investments sold	14,928,438

Unrealized appreciation on swap contracts (Note 1)	46,347,868

Unrealized appreciation on forward currency contracts (Note 1)	3,960,660

Premium paid on swap contracts (Note 1)	1,836,791

Total assets	1,050,391,246

LIABILITIES

Payable for variation margin (Note 1)	39,834

Payable for investments purchased	9,377,503

Payable for purchases of delayed delivery securities (Note 1)	93,960,750

Payable for shares of the fund repurchased	5,486,153

Payable for compensation of Manager (Note 2)	343,403

Payable for investor servicing fees (Note 2)	135,203

Payable for custodian fees (Note 2)	42,504

Payable for Trustee compensation and expenses (Note 2)	17,936

Payable for administrative services (Note 2)	3,103

Payable for distribution fees (Note 2)	276,000

Written options outstanding, at value (premiums received $52,735,681) (Notes 1 and 3)	63,050,910

Premium received on swap contracts (Note 1)	1,469,471

Unrealized depreciation on forward currency contracts (Note 1)	4,619,790

Unrealized depreciation on swap contracts (Note 1)	43,328,128

Other accrued expenses	97,111

Total liabilities	222,247,799

Net assets	$828,143,447

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$818,799,899

Undistributed net investment income (Note 1)	14,086,683

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(3,989,345)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(753,790)

Total — Representing net assets applicable to capital shares outstanding	$828,143,447

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($411,424,240 divided by 37,789,286 shares)	$10.89

Offering price per class A share (100/94.25 of $10.89)*	$11.55

Net asset value and offering price per class B share ($33,913,808 divided by 3,153,439 shares)**	$10.75

Net asset value and offering price per class C share ($184,129,336 divided by 17,136,724 shares)**	$10.74

Net asset value and redemption price per class M share ($7,649,730 divided by 708,630 shares)	$10.80

Offering price per class M share (100/96.50 of $10.80)*	$11.19

Net asset value, offering price and redemption price per class R share
($1,432,283 divided by 132,306 shares)	$10.83

Net asset value, offering price and redemption price per class Y share
($189,594,050 divided by 17,333,459 shares)	$10.94

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Year ended 10/31/11

INVESTMENT INCOME

Interest (net of foreign tax of $17,201) (including interest income of $50,971 from
investments in affiliated issuers) (Note 6)	$25,659,919

Dividends (net of foreign tax of $3,181)	3,525,330

Total investment income	29,185,249

EXPENSES

Compensation of Manager (Note 2)	5,667,641

Investor servicing fees (Note 2)	1,607,364

Custodian fees (Note 2)	135,501

Trustee compensation and expenses (Note 2)	52,409

Administrative services (Note 2)	21,305

Distribution fees — Class A (Note 2)	947,976

Distribution fees — Class B (Note 2)	317,140

Distribution fees — Class C (Note 2)	1,634,881

Distribution fees — Class M (Note 2)	50,900

Distribution fees — Class R (Note 2)	6,368

Other	416,889

Fees waived and reimbursed by Manager (Note 2)	(945,028)

Total expenses	9,913,346

Expense reduction (Note 2)	(7,085)

Net expenses	9,906,261

Net investment income	19,278,988

Net realized gain on investments (Notes 1 and 3)	9,654,446

Net realized loss on swap contracts (Note 1)	(1,113,711)

Net realized loss on futures contracts (Note 1)	(11,000,018)

Net realized loss on foreign currency transactions (Note 1)	(6,880,269)

Net realized gain on written options (Notes 1 and 3)	4,393,219

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(871,395)

Net unrealized depreciation of investments, futures contracts, swap contracts and written
options during the year	(2,941,155)

Net loss on investments	(8,758,883)

Net increase in net assets resulting from operations	$10,520,105

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 10/31/11	Year ended 10/31/10

Operations:
Net investment income	$19,278,988	$11,988,941

Net realized gain (loss) on investments
and foreign currency transactions	(4,946,333)	516,146

Net unrealized depreciation of investments and assets
and liabilities in foreign currencies	(3,812,550)	(1,374,095)

Net increase in net assets resulting from operations	10,520,105	11,130,992

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(7,064,890)	(1,493,271)

Class B	(446,932)	(99,701)

Class C	(2,229,946)	(450,322)

Class M	(99,258)	(27,344)

Class R	(21,612)	(4,668)

Class Y	(3,651,084)	(952,423)

Net realized short-term gain on investments

Class A	(1,368,234)	(540,984)

Class B	(119,800)	(54,902)

Class C	(592,366)	(211,344)

Class M	(24,807)	(11,407)

Class R	(4,522)	(1,706)

Class Y	(652,785)	(309,725)

From net realized long-term gain on investments
Class A	—	(471,559)

Class B	—	(47,856)

Class C	—	(184,223)

Class M	—	(9,944)

Class R	—	(1,487)

Class Y	—	(269,978)

Redemption fees (Note 1)	—	3,809

Increase from capital share transactions (Note 4)	184,645,931	402,883,119

Total increase in net assets	178,889,800	408,875,076

NET ASSETS

Beginning of year	649,253,647	240,378,571

End of year (including undistributed net investment income of
$14,086,683 and $9,333,510, respectively)	$828,143,447	$649,253,647

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
October 31, 2011	$10.93	.29	(.05)	.24	(.23)	(.05)	(.28)	—	$10.89	2.21	$411,424	1.16	2.68	144 [f]
October 31, 2010	10.78	.30	.04	.34	(.11)	(.08)	(.19)	— [e]	10.93	3.19	325,723	1.47	2.73	240 [f]
October 31, 2009†	10.00	.21	.57	.78	—	—	—	— [e]	10.78	7.80 *	115,989	1.28 *	1.96*	63 *

Class B
October 31, 2011	$10.81	.21	(.05)	.16	(.17)	(.05)	(.22)	—	$10.75	1.44	$33,914	1.91	1.94	144 [f]
October 31, 2010	10.71	.21	.05	.26	(.08)	(.08)	(.16)	— [e]	10.81	2.37	27,263	2.22	1.97	240 [f]
October 31, 2009†	10.00	.16	.55	.71	—	—	—	— [e]	10.71	7.10 *	12,283	1.92 *	1.48*	63 *

Class C
October 31, 2011	$10.80	.21	(.05)	.16	(.17)	(.05)	(.22)	—	$10.74	1.45	$184,129	1.91	1.91	144 [f]
October 31, 2010	10.72	.21	.04	.25	(.09)	(.08)	(.17)	— [e]	10.80	2.30	136,725	2.22	1.98	240 [f]
October 31, 2009†	10.00	.17	.55	.72	—	—	—	— [e]	10.72	7.20 *	42,453	1.92 *	1.59 *	63 *

Class M
October 31, 2011	$10.84	.24	(.05)	.19	(.18)	(.05)	(.23)	—	$10.80	1.75	$7,650	1.66	2.18	144 [f]
October 31, 2010	10.73	.24	.05	.29	(.10)	(.08)	(.18)	— [e]	10.84	2.69	6,270	1.97	2.22	240 [f]
October 31, 2009†	10.00	.20	.53	.73	—	—	—	— [e]	10.73	7.30 *	2,164	1.71 *	1.83*	63 *

Class R
October 31, 2011	$10.88	.26	(.05)	.21	(.21)	(.05)	(.26)	—	$10.83	1.95	$1,432	1.41	2.41	144 [f]
October 31, 2010	10.76	.27	.04	.31	(.11)	(.08)	(.19)	— [e]	10.88	2.91	979	1.72	2.47	240 [f]
October 31, 2009†	10.00	.22	.54	.76	—	—	—	— [e]	10.76	7.60 *	239	1.49 *	2.01 *	63 *

Class Y
October 31, 2011	$10.97	.32	(.05)	.27	(.25)	(.05)	(.30)	—	$10.94	2.49	$189,594.91		2.93	144 [f]
October 31, 2010	10.81	.32	.05	.37	(.13)	(.08)	(.21)	— [e]	10.97	3.40	152,292	1.22	2.97	240 [f]
October 31, 2009†	10.00	.27	.54	.81	—	—	—	— [e]	10.81	8.10 *	67,250	1.06 *	2.45 *	63 *

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

October 31, 2011	0.12%

October 31, 2010	0.02

October 31, 2009	0.33

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

98	99

Notes to financial statements 10/31/11

Note 1: Significant accounting policies

Putnam Absolute Return 500 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%), as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund pursues a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from November 1, 2010 through October 31, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine

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valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

C) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on

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closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

E) Futures contracts The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

F) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned and to enhance the return on a security owned. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately 462,500,000 on purchased options contracts for the reporting period.

G) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $259,200,000 on forward currency contracts for the reporting period.

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H) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

I) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $2,248,500,000 on interest rate swap contracts for the reporting period.

J) Credit default contracts The fund entered into credit default contracts to hedge market risk, to hedge credit risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are

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listed after the fund’s portfolio. The fund had an average notional amount of approximately $73,900,000 on credit default swap contracts for the reporting period.

K) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $8,033,658 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $39,677,661 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $53,107,507.

L) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

N) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

O) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust

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Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

P) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

At October 31, 2011, the fund had a capital loss carryover of $400,578 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2019.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, realized and unrealized gains and losses on certain futures contracts, income on swap contracts, interest only securities and redesignation of taxable income. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $1,012,093 to decrease undistributed net investment income and $73,386 to increase paid-in-capital, with a decrease to accumulated net realized loss of $938,707.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$37,761,526
Unrealized depreciation	(33,645,607)

Net unrealized appreciation	4,115,919
Undistributed ordinary income	17,518,339
Capital loss carryforward	(400,578)
Cost for federal income tax purposes	$971,093,380

R) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of

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most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.880%	of the first $5 billion,
0.830%	of the next $5 billion,
0.780%	of the next $10 billion,
0.730%	of the next $10 billion,
0.680%	of the next $50 billion,
0.660%	of the next $50 billion,
0.650%	of the next $100 billion,
0.645%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 5.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.20%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.73% of the fund’s average net assets before an increase of $102,614 (0.01% of the fund’s average net assets) based on performance.

Effective November 1, 2010, Putnam Management has agreed to limit the fund’s total expenses through June 30, 2012, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under each fund’s distribution plans) will not exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $945,028 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

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The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $6,338 under the expense offset arrangements and by $747 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $647, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $403,810 and $10,899 from the sale of class A and class M shares, respectively, and received $65,481 and $44,420 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $1,725 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $944,677,573 and $825,838,124, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

107

Written option transactions during the reporting period are summarized as follows:

		Written	Written	Written	Written
		swap option	swap option	equity option	equity option
		contract	premiums	contract	premiums
		amounts	received	amounts	received

Written options outstanding at the	USD	227,516,360	$14,724,935	—	$—
beginning of the reporting period	CHF	—	—	—	—

Options opened	USD	1,020,700,476	39,178,705	16,353,350	9,485,860
	CHF	24,120,000	23,893	—	—

Options exercised	USD	(145,768,508)	(4,393,361)	—	—
	CHF	—	—	—	—

Options expired	USD	—	—	(12,439,969)	(3,808,743)
	CHF	—	—	—	—

Options closed	USD	—	—	(1,683,418)	(2,451,715)
	CHF	(24,120,000)	(23,893)	—	—

Written options outstanding at the	USD	1,102,448,328	$49,510,279	2,229,963	$3,225,402
end of the reporting period	CHF	—	—	—	—

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/11		Year ended 10/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	19,519,606	$215,004,136	23,782,655	$257,645,023

Shares issued in connection with
reinvestment of distributions	690,043	7,431,759	203,279	2,191,347

	20,209,649	222,435,895	23,985,934	259,836,370

Shares repurchased	(12,231,198)	(134,271,641)	(4,932,352)	(53,502,498)

Net increase	7,978,451	$88,164,254	19,053,582	$206,333,872

	Year ended 10/31/11		Year ended 10/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	1,097,989	$11,999,588	1,711,509	$18,426,767

Shares issued in connection with
reinvestment of distributions	46,640	499,517	16,074	172,468

	1,144,629	12,499,105	1,727,583	18,599,235

Shares repurchased	(512,560)	(5,589,650)	(352,785)	(3,792,124)

Net increase	632,069	$6,909,455	1,374,798	$14,807,111

	Year ended 10/31/11		Year ended 10/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	8,196,949	$89,620,543	10,244,761	$110,203,936

Shares issued in connection with
reinvestment of distributions	205,067	2,194,212	59,111	633,664

	8,402,016	91,814,755	10,303,872	110,837,600

Shares repurchased	(3,919,849)	(42,603,443)	(1,610,361)	(17,307,019)

Net increase	4,482,167	$49,211,312	8,693,511	$93,530,581

108

	Year ended 10/31/11		Year ended 10/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	303,817	$3,349,646	446,776	$4,817,868

Shares issued in connection with
reinvestment of distributions	11,298	121,227	4,293	46,062

	315,115	3,470,873	451,069	4,863,930

Shares repurchased	(185,041)	(2,011,915)	(74,124)	(799,777)

Net increase	130,074	$1,458,958	376,945	$4,064,153

	Year ended 10/31/11		Year ended 10/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	73,592	$805,264	81,330	$878,652

Shares issued in connection with
reinvestment of distributions	2,378	25,535	691	7,428

	75,970	830,799	82,021	886,080

Shares repurchased	(33,730)	(373,543)	(14,147)	(152,424)

Net increase	42,240	$457,256	67,874	$733,656

	Year ended 10/31/11		Year ended 10/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	11,396,701	$125,930,227	11,689,066	$127,134,411

Shares issued in connection with
reinvestment of distributions	284,580	3,073,465	115,412	1,245,298

	11,681,281	129,003,692	11,804,478	128,379,709

Shares repurchased	(8,231,820)	(90,558,996)	(4,141,700)	(44,965,963)

Net increase	3,449,461	$38,444,696	7,662,778	$83,413,746

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$55,013	Payables	$528,286

Foreign exchange
contracts	Receivables	3,960,660	Payables	4,619,790

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
	appreciation/		appreciation/
Equity contracts	(depreciation)	13,376,592*	(depreciation)	6,555,409*

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
	appreciation/		appreciation/
Interest rate contracts	(depreciation)	67,206,555*	(depreciation)	100,915,299*

Total		$84,598,820		$112,618,784

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

109

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$759,537	$759,537

Foreign exchange
contracts	—	—	(3,920,416)	—	(3,920,416)

Equity contracts	(3,651,597)	(5,857,919)	—	10,777,978	1,268,462

Interest rate contracts	(841,360)	(5,142,099)	—	(12,651,226)	(18,634,685)

Total	$(4,492,957)	$(11,000,018)	$(3,920,416)	$(1,113,711)	$(20,527,102)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$275,912	$275,912

Foreign exchange
contracts	—	—	(894,951)	—	(894,951)

Equity contracts	1,103,097	2,039,608	—	1,645,575	4,788,280

Interest rate contracts	(6,013,229)	2,788,982	—	4,000,061	775,814

Total	$(4,910,132)	$4,828,590	$(894,951)	$5,921,548	$4,945,055

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $50,971 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $692,548,668 and $702,452,217, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

110

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam Absolute Return 700 Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Absolute Return 700 Fund (the “fund”) at October 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2011 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2011

23

The fund’s portfolio 10/31/11

COMMON STOCKS (27.1%)*	Shares	Value

Advertising and marketing services (0.1%)
Omnicon Group, Inc.	21,345	$949,426

		949,426
Aerospace and defense (0.8%)
Huntington Ingalls Industries, Inc. †	4,125	121,688

Lockheed Martin Corp.	26,423	2,005,506

Northrop Grumman Corp.	24,952	1,440,978

Raytheon Co.	33,116	1,463,396

Rockwell Collins, Inc.	19,278	1,076,291

		6,107,859
Airlines (0.2%)
Copa Holdings SA Class A (Panama)	8,911	615,483

Southwest Airlines Co.	89,360	764,028

		1,379,511
Banking (0.7%)
Bank of Hawaii Corp.	12,696	536,152

JPMorgan Chase & Co.	44,100	1,532,916

M&T Bank Corp.	14,769	1,124,069

New York Community Bancorp, Inc.	61,122	813,534

People’s United Financial, Inc.	65,167	830,879

		4,837,550
Beverage (0.4%)
Dr. Pepper Snapple Group, Inc.	75,500	2,827,475

		2,827,475
Biotechnology (0.4%)
Biogen Idec, Inc. †	16,608	1,932,507

Pharmaceutical Product Development, Inc.	26,758	882,746

		2,815,253
Broadcasting (0.1%)
Discovery Communications, Inc. Class A †	14,922	648,510

		648,510
Cable television (0.2%)
IAC/InterActiveCorp. †	27,927	1,140,259

		1,140,259
Chemicals (0.5%)
International Flavors & Fragrances, Inc.	10,677	646,599

PPG Industries, Inc.	12,412	1,072,521

Sherwin-Williams Co. (The)	10,182	842,153

Sigma-Aldrich Corp.	11,881	777,968

Valspar Corp.	14,952	521,376

		3,860,617
Commercial and consumer services (0.9%)
Ecolab, Inc.	18,990	1,022,422

Equifax, Inc.	21,951	771,578

Expedia, Inc.	26,456	694,735

Gartner, Inc. †	17,815	686,234

Moody’s Corp.	25,423	902,262

Priceline.com, Inc. †	2,989	1,517,575

Verisk Analytics, Inc. Class A †	24,274	853,231

		6,448,037

24

COMMON STOCKS (27.1%)* cont.	Shares	Value

Communications equipment (0.1%)
Harris Corp.	27,273	$1,029,556

		1,029,556
Computers (1.6%)
Apple, Inc. †	18,954	7,672,200

Hewlett-Packard Co.	43,323	1,152,825

Micros Systems, Inc. †	21,856	1,075,752

NetApp, Inc. †	10,902	446,546

Solera Holdings, Inc.	19,233	1,050,699

		11,398,022
Conglomerates (0.1%)
AMETEK, Inc.	23,329	921,962

		921,962
Consumer (0.6%)
Kimberly-Clark Corp.	45,873	3,197,807

Scotts Miracle-Gro Co. (The) Class A	10,188	494,220

Tupperware Brands Corp.	9,665	546,459

		4,238,486
Containers (0.1%)
Ball Corp.	19,848	686,145

		686,145
Distribution (0.2%)
W.W. Grainger, Inc.	8,349	1,430,267

		1,430,267
Electric utilities (0.8%)
Alliant Energy Corp.	17,177	700,478

DPL, Inc.	21,080	639,778

DTE Energy Co.	19,306	1,006,036

Entergy Corp.	15,780	1,091,503

Pinnacle West Capital Corp.	16,166	736,846

Public Service Enterprise Group, Inc.	40,166	1,353,594

Westar Energy, Inc.	20,793	566,817

		6,095,052
Electronics (0.2%)
L-3 Communications Holdings, Inc.	14,798	1,003,008

QLogic Corp. †	25,689	358,875

		1,361,883
Energy (oil field) (0.7%)
Core Laboratories NV (Netherlands)	8,847	957,776

Deepocean Group (Shell) (acquired 6/9/11,
cost $415,875) (Norway) ‡	28,625	400,750

Dresser-Rand Group, Inc. †	17,766	859,874

FMC Technologies, Inc. †	29,177	1,307,713

Oceaneering International, Inc.	21,522	900,265

Oil States International, Inc. †	11,268	784,365

		5,210,743
Energy (other) (0.1%)
Covanta Holding Corp.	35,061	513,994

		513,994
Engineering and construction (0.1%)
KBR, Inc.	26,533	740,536

		740,536

25

COMMON STOCKS (27.1%)* cont.	Shares	Value

Food (0.5%)
ConAgra Foods, Inc.	40,600	$1,028,398

Corn Products International, Inc.	22,943	1,112,736

Hormel Foods Corp.	57,457	1,693,258

		3,834,392
Forest products and packaging (0.1%)
Sealed Air Corp.	23,827	424,121

		424,121
Health-care services (1.1%)
AmerisourceBergen Corp.	37,131	1,514,945

Cardinal Health, Inc.	38,601	1,708,866

Laboratory Corp. of America Holdings †	13,652	1,144,720

Lincare Holdings, Inc.	24,361	573,702

McKesson Corp.	24,378	1,988,026

Warner Chilcott PLC Class A (Ireland) †	42,830	776,080

		7,706,339
Insurance (2.1%)
ACE, Ltd.	29,080	2,098,122

Allied World Assurance Co. Holdings AG	10,482	609,004

Arch Capital Group, Ltd. †	27,212	978,816

Aspen Insurance Holdings, Ltd.	20,364	539,442

Axis Capital Holdings, Ltd.	22,590	708,197

Berkshire Hathaway, Inc. Class B †	34,405	2,678,773

Chubb Corp. (The)	16,229	1,088,154

Endurance Specialty Holdings, Ltd. (Bermuda)	13,323	495,616

Everest Re Group, Ltd.	9,939	893,715

PartnerRe, Ltd.	12,181	757,902

RenaissanceRe Holdings, Ltd.	11,450	779,974

Transatlantic Holdings, Inc.	13,816	718,985

Travelers Cos., Inc. (The)	22,151	1,292,511

Validus Holdings, Ltd.	23,817	651,633

W.R. Berkley Corp.	28,261	983,765

		15,274,609
Investment banking/Brokerage (0.1%)
BlackRock, Inc.	2,400	378,696

Goldman Sachs Group, Inc. (The)	3,500	383,425

		762,121
Machinery (0.1%)
Roper Industries, Inc.	12,938	1,049,272

		1,049,272
Media (0.3%)
McGraw-Hill Cos., Inc. (The)	24,575	1,044,438

Viacom, Inc. Class B	31,544	1,383,204

		2,427,642
Medical technology (0.2%)
C.R. Bard, Inc.	12,705	1,091,995

Gen-Probe, Inc. †	11,450	688,145

		1,780,140
Metals (0.2%)
Newmont Mining Corp.	24,798	1,657,250

		1,657,250

26

COMMON STOCKS (27.1%)* cont.	Shares	Value

Natural gas utilities (0.2%)
AGL Resources, Inc.	14,610	$612,743

Spectra Energy Corp.	37,575	1,075,772

		1,688,515
Oil and gas (2.4%)
Chevron Corp.	59,469	6,247,218

Exxon Mobil Corp.	104,192	8,136,353

HollyFrontier Corp.	29,888	917,263

Murphy Oil Corp.	20,808	1,152,139

Sunoco, Inc.	21,739	809,343

		17,262,316
Pharmaceuticals (1.3%)
Abbott Laboratories	71,670	3,860,863

Eli Lilly & Co.	72,300	2,686,668

Forest Laboratories, Inc. †	37,271	1,166,582

Perrigo Co.	15,054	1,359,075

		9,073,188
Publishing (0.1%)
Washington Post Co. (The) Class B	1,145	389,483

		389,483
Real estate (0.8%)
Annaly Capital Management, Inc. R	73,217	1,233,706

Digital Realty Trust, Inc. R	16,305	1,016,291

Federal Realty Investment Trust R	11,189	993,136

Jones Lang LaSalle, Inc.	8,925	576,734

Rayonier, Inc. R	23,238	969,722

Realty Income Corp. R	23,176	774,310

		5,563,899
Restaurants (0.7%)
Brinker International, Inc.	17,737	406,177

Darden Restaurants, Inc.	14,230	681,332

Panera Bread Co. Class A †	4,402	588,503

Starbucks Corp.	40,416	1,711,213

Yum! Brands, Inc.	25,678	1,375,570

		4,762,795
Retail (2.3%)
Advance Auto Parts, Inc.	9,210	599,295

Amazon.com, Inc. †	13,287	2,836,907

AutoZone, Inc. †	3,475	1,124,475

Big Lots, Inc. †	13,909	524,230

Dollar Tree, Inc. †	12,471	997,181

Herbalife, Ltd.	33,319	2,077,773

Kroger Co. (The)	42,400	982,832

MSC Industrial Direct Co., Inc.	9,705	660,037

PETsMART, Inc.	14,495	680,540

Safeway, Inc.	75,332	1,459,181

Target Corp.	29,154	1,596,182

Wal-Mart Stores, Inc.	39,600	2,246,112

Walgreen Co.	25,000	830,000

		16,614,745

27

COMMON STOCKS (27.1%)* cont.	Shares	Value

Semiconductor (0.5%)
Analog Devices, Inc.	46,208	$1,689,827

KLA-Tencor Corp.	12,186	573,839

Lam Research Corp. †	10,979	471,987

Novellus Systems, Inc. †	26,983	932,263

		3,667,916
Shipping (0.5%)
J. B. Hunt Transport Services, Inc.	20,422	864,055

United Parcel Service, Inc. Class B	37,127	2,607,800

		3,471,855
Software (1.4%)
Amdocs, Ltd. (United Kingdom) †	44,043	1,322,171

BMC Software, Inc. †	31,406	1,091,673

CA, Inc.	74,702	1,618,045

Intuit, Inc.	41,742	2,240,293

Microsoft Corp.	130,489	3,474,922

		9,747,104
Technology (0.2%)
Avago Technologies, Ltd.	49,453	1,670,028

		1,670,028
Technology services (1.4%)
Accenture PLC Class A	53,123	3,201,192

IBM Corp.	35,574	6,568,028

		9,769,220
Telecommunications (0.3%)
American Tower Corp. Class A †	33,198	1,829,210

		1,829,210
Telephone (0.5%)
Verizon Communications, Inc.	106,366	3,933,415

		3,933,415
Textiles (0.1%)
Cintas Corp.	25,978	776,482

		776,482
Tobacco (0.7%)
Lorillard, Inc.	9,729	1,076,612

Philip Morris International, Inc.	52,233	3,649,520

		4,726,132
Transportation services (0.1%)
Landstar Systems, Inc.	13,153	587,018

		587,018
Total common stocks (cost $182,281,326)		$195,090,350

MORTGAGE-BACKED SECURITIES (20.2%)*	Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 07-1, Class 2A1, 4.582878s, 2037	$970,316	$510,932
FRB Ser. 06-1, Class 2A1, 3.158736s, 2036	4,910,091	2,455,045
FRB Ser. 05-11, Class 5A1, 0.51472s, 2036	1,330,193	691,700

American Home Mortgage Assets
FRB Ser. 06-6, Class A1A, 0.43472s, 2046	3,055,757	1,329,254
FRB Ser. 06-4, Class 1A11, 0.43472s, 2046	827,865	360,121

American Home Mortgage Investment Trust FRB Ser. 06-2,
Class 1A2, 0.40472s, 2046 F	2,202,996	781,679

28

MORTGAGE-BACKED SECURITIES (20.2%)* cont.	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$475,681	$480,247
Ser. 06-5, Class A2, 5.317s, 2047	371,882	375,354
Ser. 06-6, Class A2, 5.309s, 2045	720,228	719,934
Ser. 07-1, Class XW, IO, 5.297s, 2049	4,438,443	52,103
FRB Ser. 06-1, Class A2, 2.497s, 2045	1,070,337	1,070,048

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.639502s, 2035	2,868,012	2,366
Ser. 04-4, Class XC, IO, 0.266973s, 2042	4,240,979	85,613

Banc of America Funding Corp.
FRB Ser. 06-A, Class 3A2, 2.813812s, 2036	4,121,901	1,896,074
FRB Ser. 06-H, Class 6A1, 0.43472s, 2036	1,395,477	641,919

Barclays Capital, LLC Trust
FRB Ser. 07-AA2, Class 12A1, 0.45472s, 2047	4,186,613	1,842,110
FRB Ser. 07-AA1, Class 2A1, 0.42472s, 2037	2,002,569	961,859

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 07-1,
Class 2A1, 5.584593s, 2047	1,591,641	827,653

Bear Stearns Alt-A Trust FRB Ser. 06-3, Class 35A1,
5.584678s, 2036	1,234,170	740,502

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.52472s, 2036	1,098,792	249,975
FRB Ser. 06-IM1, Class A1, 0.47472s, 2036	1,166,251	577,294

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.663293s, 2040	204,202	207,753
Ser. 06-PW13, Class A2, 5.426s, 2041	1,190,054	1,191,482

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 5.238459s, 2037	456,785	213,298
FRB Ser. 07-AR5, Class 1A2A, 5.04842s, 2037	221,730	122,021
FRB Ser. 05-10, Class 1A1A, 2.979813s, 2035	1,508,060	724,020
FRB Ser. 07-AR1, Class A2, 0.40472s, 2037	4,562,207	2,349,536

Commercial Mortgage Pass-Through Certificates
FRB Ser. 07-C9, Class A2, 5.811s, 2049	223,535	224,100
FRB Ser. 04-LB3A, Class B, 5.358886s, 2037 F	1,587,000	1,514,887
Ser. 05-LP5, Class B, 5.105s, 2043	422,000	387,185

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.71976s, 2036	4,569,820	2,650,496
FRB Ser. 06-HY11, Class A1, 0.36472s, 2036	1,654,500	794,160

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.5866s, 2035	188,165	26,268
FRB Ser. 05-R3, Class AF, 0.64472s, 2035 F	184,754	149,667

Credit Suisse Mortgage Capital Certificates
FRB Ser. 06-C3, Class A2, 5.817328s, 2038	335,735	335,194
FRB Ser. 07-C4, Class A2, 5.795425s, 2039	374,775	378,967
Ser. 07-C2, Class A2, 5.448s, 2049	291,447	292,222

CS First Boston Mortgage Securities Corp.
Ser. 02-CP5, Class E, 5.339s, 2035	525,000	528,917
Ser. 05-C5, Class AJ, 5.1s, 2038 F	662,000	590,944
Ser. 04-C1, Class B, 4.855s, 2037	5,750,000	5,800,042

29

MORTGAGE-BACKED SECURITIES (20.2%)* cont.	Principal amount	Value

CS First Boston Mortgage Securities Corp. 144A
Ser. 03-C3, Class AX, IO, 1.73164s, 2038	$8,839,756	$168,265
Ser. 04-C4, Class AX, IO, 0.350686s, 2039	2,900,733	65,423

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 2007-AR3, Class 2A5, 0.44472s, 2037 F	1,484,071	741,671
FRB Ser. 06-AR6, Class A6, 0.43472s, 2037 F	621,810	292,107
FRB Ser. 06-AR6, Class A4, 0.41472s, 2037	1,178,727	651,247
FRB Ser. 06-AR3, Class A5, 0.41472s, 2036	1,965,191	1,193,853
FRB Ser. 06-AR3, Class A2, 0.36472s, 2036	1,632,999	669,529

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031	733,189	703,861

Federal National Mortgage Association Grantor Trust
IFB Ser. 05-74, Class NK, 26.2764s, 2035	94,726	164,543
IFB Ser. 05-122, Class SE, 22.24348s, 2035	434,991	627,083
IFB Ser. 11-4, Class CS, 12.41056s, 2040	3,443,411	3,978,173
IFB Ser. 10-135, Class SP, IO, 6.35528s, 2040	12,198,689	2,247,267
IFB Ser. 10-35, Class SG, IO, 6.15528s, 2040	6,228,833	1,118,449
Ser. 10-21, Class IP, IO, 5s, 2039 F	1,840,058	260,831
Ser. 10-92, Class CI, IO, 5s, 2039 F	2,939,015	391,117
Ser. 398, Class C5, IO, 5s, 2039	1,435,548	186,621
Ser. 09-31, Class PI, IO, 5s, 2038	2,252,729	310,651
Ser. 10-13, Class EI, IO, 5s, 2038	1,347,047	112,883
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	7,759,297	660,316
Ser. 03-W10, Class 1, IO, 1.45698s, 2043	440,474	19,821
Ser. 98-W2, Class X, IO, 0.98064s, 2028	533,748	23,805
Ser. 98-W5, Class X, IO, 0.93724s, 2028	220,394	9,212
Ser. 03-W1, Class 2A, IO, zero %, 2042	830,686	83
Ser. 08-36, Class OV, PO, zero %, 2036	56,428	45,307
FRB Ser. 06-104, Class EK, zero %, 2036	63,339	61,439

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.323757s, 2034	741,231	989,084
IFB Ser. 3859, Class SG, IO, 6.45667s, 2039	7,592,172	1,241,700
IFB Ser. 3727, Class PS, IO, 6.45667s, 2038	4,083,589	544,751
IFB Ser. 3835, Class SC, IO, 6.40667s, 2038	18,310,115	3,223,130
IFB Ser. 3852, Class KS, IO, 6.30667s, 2041	10,624,150	1,658,111
IFB Ser. 3677, Class SA, IO, 6.30667s, 2040	9,522,415	1,143,356
IFB Ser. 3708, Class SQ, IO, 6.30667s, 2040	11,535,887	1,564,728
IFB Ser. 3907, Class KS, IO, 6.30667s, 2040	3,414,827	562,763
IFB Ser. 3708, Class SA, IO, 6.20667s, 2040	14,048,550	1,866,069
IFB Ser. 3116, Class AS, IO, 5.85667s, 2034	3,483,361	403,373
IFB Ser. 3763, Class WS, IO, 5.79667s, 2039	8,282,888	1,240,280
IFB Ser. 3852, Class NT, 5.75667s, 2041	3,254,496	3,344,059
IFB Ser. 3752, Class PS, IO, 5.75667s, 2040	1,465,493	236,076
Ser. 3672, Class PI, IO, 5 1/2s, 2039	2,044,841	250,963
Ser. 3645, Class ID, IO, 5s, 2040	763,682	84,830
Ser. 3687, Class CI, IO, 5s, 2038	3,428,306	532,587
Ser. 3680, Class KI, IO, 5s, 2038	11,003,571	1,593,317
Ser. 3632, Class CI, IO, 5s, 2038	869,422	93,776
Ser. 3626, Class DI, IO, 5s, 2037	601,629	34,738
Ser. 3653, Class CI, IO, 5s, 2036	7,277,294	424,848
Ser. 3623, Class CI, IO, 5s, 2036 F	547,388	59,054

30

MORTGAGE-BACKED SECURITIES (20.2%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
Ser. 3747, Class HI, IO, 4 1/2s, 2037	$333,267	$40,359
Ser. 3738, Class MI, IO, 4s, 2034	32,955,581	3,506,474
Ser. 3707, Class HI, IO, 4s, 2023	619,825	26,076
Ser. T-8, Class A9, IO, 0.428148s, 2028	305,073	3,417
Ser. T-59, Class 1AX, IO, 0.273447s, 2043	677,793	5,083
Ser. T-48, Class A2, IO, 0.212s, 2033	956,858	6,794
FRB Ser. T-54, Class 2A, IO, zero %, 2043	394,417	79

Federal National Mortgage Association
IFB Ser. 11-67, Class BS, IO, 6.25528s, 2041	6,722,007	1,024,568
4s, December 1, 2040 Δ	678,947	684,168

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037	392,000	397,472
Ser. 05-C2, Class XC, IO, 0.122204s, 2043	20,083,069	141,947

GMAC Commercial Mortgage Securities, Inc. FRB Ser. 03-C2,
Class E, 5.469118s, 2040 F	2,310,000	2,393,907

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.45528s, 2038	1,882,853	303,399
IFB Ser. 10-167, Class SM, IO, 6.43667s, 2040	9,644,365	1,772,056
IFB Ser. 11-61, Class CS, IO, 6.43528s, 2035	13,295,721	2,258,704
IFB Ser. 11-37, Class SD, IO, 6.40528s, 2038	2,422,422	386,413
IFB Ser. 11-11, Class PS, IO, 6.35528s, 2040	5,438,582	950,827
IFB Ser. 10-31, Class HS, IO, 6.35528s, 2039	8,917,122	1,504,497
IFB Ser. 10-58, Class LS, IO, 6.30528s, 2039	7,236,437	1,241,628
IFB Ser. 10-31, Class PS, IO, 6.30528s, 2038	9,470,694	1,718,741
IFB Ser. 10-53, Class SA, IO, 6.25528s, 2039	23,061,119	3,855,127
IFB Ser. 10-62, Class SD, IO, 6.24528s, 2040	3,814,396	649,126
IFB Ser. 11-40, Class AS, IO, 5.87667s, 2036	6,178,817	887,031
IFB Ser. 11-35, Class AS, IO, 5.85528s, 2037	2,696,014	343,472
IFB Ser. 11-70, Class SN, IO, 5.65667s, 2041	726,000	199,454
IFB Ser. 11-70, Class SH, IO, 5.64667s, 2041	786,718	216,017
Ser. 11-116, Class IB, IO, 5s, 2040	8,919,556	992,211
Ser. 10-150, Class WI, IO, 5s, 2038	16,862,947	2,279,196
IFB Ser. 11-12, Class IB, IO, 4.56056s, 2040	2,065,243	293,471
Ser. 10-103, Class DI, IO, 4 1/2s, 2038 F	9,381,589	1,370,252

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class AJ, 4.859s, 2042	505,000	464,701

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	734,826	745,159

GS Mortgage Securities Corp. II 144A Ser. 03-C1, Class X1,
IO, 0.839486s, 2040	4,815,849	29,329

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.97024s, 2035	425,589	65,966
Ser. 06-RP2, Class 1AS1, IO, 5.71414s, 2036	541,536	77,169
IFB Ser. 04-4, Class 1AS, IO, 5.298629s, 2034	773,608	115,809
Ser. 98-2, IO, 0.66556s, 2027	85,911	9
FRB Ser. 06-RP2, Class 1AF1, 0.64472s, 2036 F	541,536	411,628
FRB Ser. 04-4, Class 1AF, 0.64472s, 2034 F	773,608	595,755
FRB Ser. 05-RP1, Class 1AF, 0.59472s, 2035 F	425,589	327,721
Ser. 98-3, IO, 0.33414s, 2027	102,912	268
Ser. 99-2, IO, zero %, 2027	148,593	371
Ser. 98-4, IO, zero %, 2026	112,849	293

31

MORTGAGE-BACKED SECURITIES (20.2%)* cont.	Principal amount	Value

Harborview Mortgage Loan Trust
FRB Ser. 06-6, Class 3A1A, 2.68355s, 2036	$414,986	$207,493
FRB Ser. 06-8, Class 2A1A, 0.43472s, 2036	3,292,715	1,909,774

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.21083s, 2036	122,357	9,789
FRB Ser. 06-AR3, Class 3A1B, 5.00225s, 2036	431,424	228,655
FRB Ser. 07-AR5, Class 2A1, 4.82854s, 2037 F	1,073,165	536,582
FRB Ser. 07-AR7, Class 2A1, 4.677537s, 2037	1,013,431	496,581
FRB Ser. 06-AR19, Class 1A2, 3.00574s, 2036	2,480,253	1,019,052
FRB Ser. 06-AR11, Class 3A1, 2.82648s, 2036	2,060,668	868,135
FRB Ser. 06-AR39, Class A1, 0.42472s, 2037	4,661,900	2,167,784
FRB Ser. 06-AR35, Class 2A1A, 0.41472s, 2037	784,240	381,167
FRB Ser. 06-AR21, Class A1, 0.36472s, 2036	4,793,864	1,773,730

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 2A1, 5.430134s, 2037	1,253,865	564,239
FRB Ser. 07-A2, Class 12A1, 0.44472s, 2037	747,149	283,917
FRB Ser. 06-A7, Class 1A1, 0.40472s, 2036	916,320	439,833
FRB Ser. 07-A1, Class 1A3A, 0.39472s, 2037	3,111,091	1,291,103

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-LDP7, Class A2, 5.864s, 2045	176,302	176,357
Ser. 07-LDPX, Class A3S, 5.317s, 2049	545,000	558,918
FRB Ser. 02-C2, Class E, 5.309275s, 2034	376,000	369,616
Ser. 03-C1, Class D, 5.192s, 2037	6,183,000	6,174,542
Ser. 04-CB8, Class B, 4 1/2s, 2039	708,000	666,183

LB-UBS Commercial Mortgage Trust
Ser. 02-C1, Class D, 6.683s, 2034	2,000,000	2,014,688
Ser. 06-C3, Class A2, 5.532s, 2032	55,891	55,855
Ser. 05-C7, Class A2, 5.103s, 2030	126,854	126,854
Ser. 03-C5, Class F, 4.843s, 2037	480,000	441,600
Ser. 07-C2, Class XW, IO, 0.541841s, 2040	3,013,769	61,496

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C2, Class J, 6.235s, 2035	5,886,000	5,874,817
Ser. 05-C3, Class XCL, IO, 0.300435s, 2040	20,098,602	358,237

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.37472s, 2037	1,340,199	576,286

Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1,
0.42472s, 2036 F	838,149	435,623

Merrill Lynch Mortgage Trust Ser. 04-MKB1, Class B,
5.28s, 2042	1,870,000	1,896,554

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.590489s, 2049	1,009,563	1,029,957
FRB Ser. 07-HQ12, Class A2FL, 0.49322s, 2049	464,000	401,871

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035	524,000	502,878

Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0.48472s, 2036 F	1,406,350	534,150
FRB Ser. 06-AR4, Class A1A, 0.41472s, 2036	2,018,336	746,784

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030	177,000	180,293

Residential Accredit Loans, Inc.
Ser. 06-QS13, Class 1A5, 6s, 2036	96,721	56,733
FRB Ser. 07-QA4, Class A1B, 0.45472s, 2037	469,376	187,751

32

MORTGAGE-BACKED SECURITIES (20.2%)* cont.	Principal amount	Value

Salomon Brothers Mortgage Securities VII 144A FRB
Ser. 99-C1, Class J, 7s, 2032	$1,700,000	$1,773,418

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-4, Class 1A1, 0.48472s, 2037 F	702,178	280,733
FRB Ser. 07-6, Class 2A1, 0.43472s, 2037	838,056	435,789

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.022917s, 2045	1,135,104	158,915
Ser. 07-4, Class 1A4, IO, 1s, 2045	2,328,249	94,527

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1,
Class M, 6s, 2039	1,451,723	1,444,464

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.737444s, 2049	499,884	510,344
Ser. 06-C25, Class A2, 5.684s, 2043	148,386	148,386
Ser. 07-C30, Class A3, 5.246s, 2043	352,000	354,486

Wachovia Bank Commercial Mortgage Trust 144A Ser. 03-C3,
Class IOI, IO, 1.055916s, 2035	3,549,163	33,724

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A,
Class C, 4.9s, 2036	103,000	103,865

Washington Mutual Mortgage Pass-Through Certificates FRB
Ser. 07-HY1, Class A3A, 0.47472s, 2037	2,628,392	1,436,571

Total mortgage-backed securities (cost $153,824,683)		$145,595,334

CORPORATE BONDS AND NOTES (15.5%)*	Principal amount	Value

Advertising and marketing services (0.2%)
Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015	$1,000,000	$895,000

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014	200,000	220,000

		1,115,000
Aerospace and defense (0.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	335,000	343,375

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019	115,000	130,317

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015	148,000	159,124

United Technologies Corp. sr. unsec. unsub. notes
4 7/8s, 2015	263,000	294,923

		927,739
Automotive (—%)
Daimler Finance North America, LLC company guaranty 6 1/2s,
2013 (Germany)	163,000	178,701

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018	85,000	85,778

		264,479
Banking (1.9%)
Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	2,085,000	2,075,401

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015	263,000	272,561

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014
(United Kingdom)	359,000	379,059

BB&T Corp. unsec. sub. notes 5.2s, 2015	196,000	214,417

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017	263,000	306,296

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	705,000	781,191

Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	925,000	1,018,718

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014	818,000	872,341

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)	359,000	407,139

33

CORPORATE BONDS AND NOTES (15.5%)* cont.	Principal amount	Value

Banking cont.
HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	$435,000	$442,441

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015	1,759,000	1,832,604

PNC Funding Corp. bank guaranty sr. unsec. note 3 5/8s, 2015	167,000	176,452

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)	150,000	153,753

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015	250,000	250,670

US Bancorp sr. unsec. unsub. notes 2.45s, 2015	263,000	272,163

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035
(Russia)	500,000	512,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	1,500,000	1,569,375

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017	1,334,000	1,536,026

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015
(Australia)	230,000	234,007

		13,307,114
Beverage (0.3%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4 1/8s, 2015	359,000	391,154

Coca-Cola Co. (The) 144A sr. notes 1.8s, 2016	163,000	162,623

Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	590,000	645,313

Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	196,000	231,253

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015	459,000	487,932

		1,918,275
Biotechnology (—%)
Amgen, Inc. sr. unsec. notes 5.85s, 2017	196,000	233,809

		233,809
Broadcasting (0.1%)
DISH DBS Corp. company guaranty 7 1/8s, 2016	255,000	270,938

DISH DBS Corp. company guaranty 7s, 2013	220,000	232,650

		503,588
Building materials (—%)
Owens Corning company guaranty sr. unsec. notes 9s, 2019	275,000	322,781

		322,781
Cable television (0.7%)
AMC Networks, Inc. 144A company guaranty sr. unsec
notes 7 3/4s, 2021	680,000	737,800

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018	270,000	287,550

Comcast Corp. company guaranty sr. unsec.
unsub. bonds 6 1/2s, 2017	655,000	772,528

CSC Holdings, LLC sr. notes 6 3/4s, 2012	84,000	85,260

CSC Holdings, LLC sr. unsec. unsub. notes 8 1/2s, 2014	730,000	801,175

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg
GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019
(Germany)	560,000	582,400

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec.
unsub. notes 8 1/2s, 2015	1,400,000	1,442,000

Time Warner Cable, Inc. company guaranty sr. unsec.
notes 5.85s, 2017	555,000	631,863

		5,340,576

34

CORPORATE BONDS AND NOTES (15.5%)* cont.	Principal amount		Value

Chemicals (0.6%)
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015		$325,000	$361,675

E.I. du Pont de Nemours & Co. sr. unsec.
unsub. notes 3 1/4s, 2015		263,000	279,758

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes FRN 4.78617s, 2014		750,000	639,375

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015
(United Kingdom)		1,170,000	1,196,325

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)	EUR	800,000	1,100,894

Momentive Performance Materials, Inc. company
guaranty sr. notes 12 1/2s, 2014		$165,000	174,900

Styrolution GmbH 144A sr. notes 7 5/8s, 2016 (Germany)	EUR	155,000	172,164

			3,925,091
Coal (0.1%)
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		$282,000	284,820

Peabody Energy Corp. company guaranty 7 3/8s, 2016		555,000	607,725

			892,545
Combined utilities (0.1%)
El Paso Corp. sr. unsec. notes 7s, 2017		465,000	520,800

El Paso Corp. sr. unsec. notes Ser. GMTN, 7 3/8s, 2012		26,000	27,279

			548,079
Commercial and consumer services (0.4%)
Expedia, Inc. 144A company guaranty sr. notes 8 1/2s, 2016		210,000	229,950

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		1,559,000	1,535,615

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		500,000	412,500

Travelport, LLC company guaranty 9 7/8s, 2014		895,000	626,500

			2,804,565
Communications equipment (—%)
Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016		297,000	344,566

			344,566
Computers (0.4%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 ‡‡		800,000	680,000

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		350,000	297,500

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014		263,000	289,844

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015		1,085,000	1,125,688

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		230,000	243,698

			2,636,730
Conglomerates (0.3%)
General Electric Co. sr. unsec. notes 5 1/4s, 2017		2,051,000	2,336,733

SPX Corp. sr. unsec. notes 7 5/8s, 2014		125,000	135,000

			2,471,733
Consumer (0.2%)
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		135,000	146,981

Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		435,000	465,450

Yankee Candle Co. company guaranty sr. notes Ser. B,
8 1/2s, 2015		455,000	464,100

			1,076,531

35

CORPORATE BONDS AND NOTES (15.5%)* cont.	Principal amount		Value

Consumer finance (0.1%)
American Express Credit Corp. sr. unsec.
unsub. notes 5 1/8s, 2014		$588,000	$639,030

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		230,000	243,800

			882,830
Consumer goods (0.2%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015		500,000	551,250

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015		263,000	282,062

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015		300,000	321,750

			1,155,062
Consumer services (0.3%)
Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017		320,000	346,400

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	750,000	1,054,961

Service Corporation International sr. notes 7s, 2017		$185,000	198,875

Service Corporation International sr. unsec. 7 3/8s, 2014		195,000	212,063

			1,812,299
Containers (—%)
Reynolds Group DL Escrew, Inc./Reynolds Group Escrew. LLC
144A company guaranty sr. notes 8 3/4s, 2016		200,000	210,250

			210,250
Electric utilities (0.7%)
AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016		150,000	170,250

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,000,000	1,097,500

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038		111,000	144,703

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019		160,000	188,481

Consolidated Edison Co. of New York sr. unsec.
notes 7 1/8s, 2018		93,000	118,147

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A,
6s, 2017		510,000	600,264

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014		510,000	564,211

Exelon Corp. sr. unsec. notes 4.9s, 2015		488,000	531,601

FirstEnergy Corp. notes Ser. B, 6.45s, 2011		7,000	7,011

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C,
7 3/8s, 2031		130,000	163,401

FPL Group Capital, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2015		163,000	194,876

National Rural Utilities Cooperative Finance Corp.
sr. bonds 10 3/8s, 2018		134,000	192,006

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017		170,000	173,830

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018		185,000	245,043

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014		130,000	140,619

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015		196,000	214,819

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019		125,000	162,223

			4,908,985
Electronics (0.1%)
NXP BV/NXP Funding, LLC company guaranty Ser. EXCH, 9 1/2s,
2015 (Netherlands)		545,000	569,525

			569,525

36

CORPORATE BONDS AND NOTES (15.5%)* cont.	Principal amount		Value

Energy (oil field) (0.1%)
Offshore Group Investments, Ltd. company
guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)		$750,000	$817,500

			817,500
Entertainment (0.1%)
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		350,000	346,500

			346,500
Financial (0.3%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016		700,000	717,500

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		324,000	349,920

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		266,000	275,975

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed
bonds 6.8s, 2025 (Russia)		700,000	731,500

			2,074,895
Food (0.3%)
Dole Food Co. 144A sr. notes 8s, 2016		200,000	211,000

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016		622,000	676,755

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015		300,000	280,500

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014		530,000	616,125

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		505,000	585,800

			2,370,180
Forest products and packaging (0.4%)
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	165,000	243,737

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s,
2015 (Ireland)		$1,410,000	1,410,000

Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. notes FRN Ser. B, 4.00395s, 2014		500,000	370,000

Verso Paper Holdings, LLC/Verso Paper, Inc.
sr. notes 11 1/2s, 2014		885,000	929,250

			2,952,987
Gaming and lottery (0.1%)
Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017		695,000	743,650

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		162,000	166,455

			910,105
Health-care services (0.3%)
CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		175,000	180,735

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		525,000	593,250

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		50,000	55,000

HCA, Inc. sr. notes 6 1/2s, 2020		665,000	694,925

Tenet Healthcare Corp. sr. notes 9s, 2015		455,000	483,438

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		80,000	90,400

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		196,000	230,970

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016		93,000	104,556

			2,433,274
Household furniture and appliances (0.1%)
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		931,000	1,021,773

			1,021,773

37

CORPORATE BONDS AND NOTES (15.5%)* cont.	Principal amount		Value

Insurance (0.4%)
Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014		$196,000	$215,378

American International Group, Inc. sr. unsec.
notes Ser. MTN, 5.45s, 2017		325,000	323,305

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015		717,000	758,601

Hartford Financial Services Group, Inc. (The) jr. unsec.
sub. debs. FRB 8 1/8s, 2038		645,000	657,900

MetLife, Inc. sr. unsec. 6 3/4s, 2016		263,000	306,107

Prudential Financial, Inc. sr. disc. unsec.
unsub. notes Ser. MTN, 4 3/4s, 2015		325,000	347,970

			2,609,261
Investment banking/Brokerage (0.5%)
E*Trade Financial Corp. sr. notes 6 3/4s, 2016		480,000	486,000

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017		210,000	242,025

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017		1,597,000	1,726,855

Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 6s, 2015		1,367,000	1,440,714

			3,895,594
Lodging/Tourism (0.1%)
FelCor Lodging LP company guaranty sr. notes 10s, 2014 R		657,000	711,203

MGM Resorts International sr. notes 10 3/8s, 2014		190,000	211,850

			923,053
Machinery (0.3%)
Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		1,483,000	1,546,028

Caterpillar Financial Services Corp. sr. unsec.
notes 6 1/8s, 2014		359,000	399,901

Deere & Co. sr. unsec. notes 6.95s, 2014		148,000	169,502

			2,115,431
Manufacturing (—%)
General Cable Corp. company guaranty sr. unsec.
unsub. notes FRN 2.74711s, 2015		125,000	121,250

			121,250
Media (0.2%)
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 6 1/4s, 2014		234,000	248,040

News America, Inc. company guaranty sr. unsec. notes
5.3s, 2014		263,000	288,782

Nielsen Finance, LLC/Nielsen Finance Co. sr. notes
11 5/8s, 2014		114,000	131,100

Time Warner, Inc. company guaranty sr. unsec. notes
5 7/8s, 2016		426,000	493,380

			1,161,302
Metals (0.5%)
Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017		196,000	206,815

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)		85,000	87,305

BHP Billiton Finance USA Ltd company guaranty sr. unsec.
unsub. notes 5 1/2s, 2014 (Australia)		196,000	217,420

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015
(Australia)		750,000	752,813

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
notes 9s, 2019 (Australia)		265,000	361,925

SGL Carbon SE company guaranty sr. sub. notes FRN
Ser. EMTN, 2.785s, 2015 (Germany)	EUR	150,000	199,730

38

CORPORATE BONDS AND NOTES (15.5%)* cont.	Principal amount		Value

Metals cont.
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		$500,000	$508,750

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016		220,000	231,550

Tube City IMS Corp. company guaranty sr. unsec.
sub. notes 9 3/4s, 2015		750,000	746,250

Vale Overseas, Ltd. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2017		230,000	257,888

			3,570,446
Natural gas utilities (0.1%)
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017		230,000	269,866

Kinder Morgan Energy Partners LP notes 6s, 2017		263,000	299,778

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s,
2018 (Canada)		230,000	275,550

			845,194
Oil and gas (1.2%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		170,000	196,177

BP Capital Markets PLC company guaranty sr. unsec.
notes 3 7/8s, 2015 (United Kingdom)		148,000	158,445

BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 4 1/2s, 2020 (United Kingdom)		115,000	126,275

Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		500,000	572,500

Comstock Resources, Inc. company
guaranty sr. unsub. notes 8 3/8s, 2017		685,000	695,275

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015		521,000	573,674

EnCana Holdings Finance Corp. company guaranty sr. unsec.
unsub. notes 5.8s, 2014 (Canada)		230,000	252,242

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014		1,035,000	1,117,800

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014
(Netherlands)		1,000,000	1,148,800

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018		175,000	185,500

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014		195,000	196,950

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014
(Venezuela)		2,805,000	2,131,800

Quicksilver Resources, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2015		500,000	522,500

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		280,000	316,400

Shell International Finance BV company guaranty sr. unsec.
notes 3.1s, 2015 (Netherlands)		459,000	488,598

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017		196,000	239,674

			8,922,610
Pharmaceuticals (0.4%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016		297,000	349,458

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		196,000	237,747

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	445,000	626,590

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec.
unsub. notes 4 3/8s, 2014		$263,000	286,482

Merck & Co., Inc. sr. unsec. notes 4s, 2015		297,000	325,330

39

CORPORATE BONDS AND NOTES (15.5%)* cont.	Principal amount	Value

Pharmaceuticals cont.
Novartis Capital Corp. company guaranty sr. unsec.
notes 2.9s, 2015	$263,000	$279,282

Pfizer, Inc. sr. unsec. notes 5.35s, 2015	622,000	706,030

		2,810,919
Power producers (0.4%)
Calpine Corp. 144A sr. notes 7 1/4s, 2017	350,000	364,000

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	1,000,000	960,000

GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014	1,500,000	1,530,000

		2,854,000
Railroads (0.1%)
RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017	631,000	686,213

		686,213
Real estate (0.1%)
CB Richard Ellis Services, Inc. company guaranty sr. unsec.
sub. notes 11 5/8s, 2017	685,000	792,888

Simon Property Group LP sr. unsec. unsub. notes 5.65s, 2020 R	230,000	258,912

		1,051,800
Regional Bells (0.2%)
AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015	1,501,000	1,544,244

Qwest Communications International, Inc. company
guaranty Ser. B, 7 1/2s, 2014	250,000	252,500

		1,796,744
Restaurants (0.2%)
Landry’s Restaurants, Inc. company
guaranty sr. notes 11 5/8s, 2015	900,000	954,000

Wendy’s Co. (The) company guaranty sr. unsec.
unsub. notes 10s, 2016	300,000	327,000

		1,281,000
Retail (0.5%)
CVS Corp. sr. unsec. 5 3/4s, 2017	230,000	268,557

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016	163,000	186,007

Kroger Co. company guaranty 6.4s, 2017	163,000	193,261

QVC, Inc. 144A sr. notes 7 1/8s, 2017	570,000	607,050

Target Corp. sr. unsec. notes 5 3/8s, 2017	263,000	309,568

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013	1,000,000	1,017,500

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014	622,000	660,541

		3,242,484
Shipping (—%)
United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014	196,000	210,057

		210,057
Software (0.1%)
Oracle Corp. sr. unsec. notes 5 1/4s, 2016	359,000	417,411

		417,411
Technology services (0.1%)
IBM Corp. sr. unsec. notes 5.7s, 2017	392,000	475,249

		475,249
Telecommunications (1.1%)
America Movil SAB de CV company guaranty unsec.
unsub. notes 5 1/2s, 2014 (Mexico)	196,000	213,052

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec.
unsub. notes 5.55s, 2014	263,000	288,766

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015	705,000	602,775

40

CORPORATE BONDS AND NOTES (15.5%)* cont.	Principal amount	Value

Telecommunications cont.
Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015	$250,000	$213,750

Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Germany)	263,000	293,557

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United Kingdom)	130,000	139,100

Level 3 Financing, Inc. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2014	500,000	510,625

Level 3 Financing, Inc. 144A company guaranty FRN
4.20183s, 2015	1,100,000	1,009,250

Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s, 2013	805,000	796,950

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016	740,000	832,500

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017	725,000	783,000

Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016	173,000	197,653

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017	290,000	312,475

SBA Telecommunications, Inc. company guaranty sr. unsec.
notes 8s, 2016	195,000	209,625

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	120,000	104,400

Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)	297,000	289,219

Telefonica Emisones SAU company guaranty 6.421s,
2016 (Spain)	140,000	152,359

Telefonica Emisones SAU company guaranty sr. unsec.
notes 4.949s, 2015 (Spain)	185,000	190,158

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017
(United Kingdom)	297,000	348,907

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 1/4s, 2018 (Netherlands)	700,000	675,500

		8,163,621
Telephone (0.3%)
Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016	963,000	999,113

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016	846,000	977,707

		1,976,820
Tobacco (0.1%)
Altria Group, Inc. company guaranty sr. unsec.
notes 4 1/8s, 2015	387,000	420,966

Philip Morris International, Inc. sr. unsec.
unsub. notes 5.65s, 2018	196,000	232,690

		653,656
Trucks and parts (0.1%)
Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016	405,000	405,000

		405,000

Total corporate bonds and notes (cost $110,342,698)		$111,288,481

41

U.S. GOVERNMENT AGENCY
MORTGAGE OBLIGATIONS (14.4%)*	Principal amount	Value

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, November 1, 2041	$33,000,000	$34,897,500
4s, TBA, November 1, 2041	16,000,000	16,633,750
3 1/2s, TBA, November 1, 2041	51,000,000	51,856,639

Total U.S. government agency mortgage obligations (cost $103,515,469)		$103,387,889

SENIOR LOANS (5.6%)* [c]	Principal amount	Value

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015	$742,462	$724,829

Ardent Medical Services, Inc. bank term loan FRN 6 1/2s, 2015	275,000	268,469

Brickman Group Holdings, Inc. bank term loan FRN Ser. B,
7 1/4s, 2016	1,191,000	1,185,045

Burger King Holdings, Inc. bank term loan FRN Ser. B,
4 1/2s, 2016	918,063	912,707

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B, 6 1/4s, 2017	1,234,375	1,205,280

Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B1, 3.253s, 2015	1,000,000	882,143

Capsugel Holdings US, Inc. bank term loan FRN Ser. B,
5 1/4s, 2018	1,000,000	1,001,250

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017	962,480	954,058

Cenveo Corp. bank term loan FRN Ser. B, 6 1/4s, 2016	794,000	782,090

Claire’s Stores, Inc. bank term loan FRN 2.991s, 2014	1,436,297	1,267,173

Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.889s, 2016	1,150,000	905,446

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016	301,642	302,396

CommScope, Inc. bank term loan FRN Ser. B, 5s, 2018	353,225	350,576

Dean Foods Co. bank term loan FRN Ser. A1, 3.24s, 2014	389,610	380,065

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	478,800	466,830

Delta Air LInes, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017	831,915	806,958

Federal Mogul Corp. bank term loan FRN Ser. B, 2.176s, 2014	398,230	375,664

Federal Mogul Corp. bank term loan FRN Ser. C, 2.169s, 2015	203,179	191,665

First Data Corp. bank term loan FRN 4.235s, 2018	1,000,000	861,500

Frac Tech International, LLC bank term loan FRN Ser. B,
6 1/4s, 2016	497,743	493,299

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 5 1/4s, 2016	1,795,500	1,711,287

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016	173,708	173,149

Goodman Global, Inc. bank term loan FRN 9s, 2017	560,000	561,050

Gymboree Corp. bank term loan FRN 5s, 2018	496,250	464,821

Husky Injection Molding Systems, Ltd. bank term loan FRN
Ser. B, 6 1/2s, 2018 (Canada)	498,750	496,880

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	567,150	553,680

Intelsat Jackson Holdings, Ltd. bank term loan FRN Ser. B,
5 1/4s, 2018 (Bermuda)	995,000	987,538

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018	711,425	703,866

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014	1,000,000	968,958

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	995,000	932,066

42

SENIOR LOANS (5.6%)* [c] cont.	Principal amount	Value

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	$598,500	$574,560

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018	1,200,000	1,202,437

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018	496,254	487,156

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017	957,621	923,306

Neiman Marcus Group, Inc. (The) bank term loan FRN
4 3/4s, 2018	1,280,000	1,241,371

Norit NV bank term loan FRN 6 3/4s, 2017 (Netherlands)	500,000	483,750

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017	680,000	665,833

Novelis, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017	282,863	280,830

Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.319s, 2014	502,664	484,652

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.819s,
2017	587,336	562,961

Quintiles Transnational Corp. bank term loan FRN Ser. B,
5s, 2018	997,500	983,784

Radio One, Inc. bank term loan FRN Ser. B, 7 1/2s, 2016	497,500	462,675

Realogy Corp. bank term loan FRN Ser. B, 4.522s, 2016	349,587	305,014

Revlon Consumer Products bank term loan FRN Ser. B,
4 3/4s, 2017	1,496,250	1,483,158

Reynolds Group Holdings, Inc, bank term loan FRN Ser. C,
6 1/2s, 2018	375,000	373,125

Reynolds Group Holdings, Inc. bank term loan FRN Ser. E,
6 1/2s, 2018	497,500	495,945

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018	971,916	918,461

Six Flags Theme Parks bank term loan FRN Ser. B,
5 1/4s, 2016	1,000,000	999,375

Spectrum Brands, Inc. bank term loan FRN 5s, 2016	772,407	769,510

SRAM Corp. bank term loan FRN 4.78s, 2018	181,216	179,403

SRAM Corp. bank term loan FRN 8 1/2s, 2018	595,000	595,000

Styron Corp. bank term loan FRN 6s, 2017	496,250	453,138

Swift Transportation Co., LLC bank term loan FRN 6s, 2016	873,261	872,442

Syniverse Holdings, Inc. bank term loan FRN 5 1/4s, 2017	661,998	661,998

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017	670,000	669,581

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.758s, 2017	1,093,159	742,801

Tronox Worldwide bank term loan FRN Ser. B, 7s, 2015	496,250	493,769

Total senior loans (cost $41,327,495)		$40,236,773

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)*	strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Dec-11/132	$498,047	$906,157

SPDR S&P 500 ETF Trust (Put)	Oct-12/100	152,100	802,580

SPDR S&P 500 ETF Trust (Put)	Apr-12/105	144,900	489,762

SPDR S&P 500 ETF Trust (Put)	Mar-12/102	273,284	634,019

SPDR S&P 500 ETF Trust (Put)	Feb-12/97	267,554	342,897

SPDR S&P 500 ETF Trust (Put)	Jan-12/112	252,829	599,205

SPDR S&P 500 ETF Trust (Put)	Dec-11/108	279,450	297,463

SPDR S&P 500 ETF Trust (Put)	Nov-11/114	273,532	157,713

43

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 3.37% versus
the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	$15,702,947	$1,314,651

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 3.37% versus the
three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	15,702,947	195,502

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 3.52% versus
the three month USD-LIBOR-BBA
maturing August 2022.	Jul-12/3.52	13,085,789	1,241,318

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 3.36% versus
the three month USD-LIBOR-BBA
maturing August 2022.	Jul-12/3.36	13,085,789	1,086,775

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 3.36% versus the
three month USD-LIBOR-BBA
maturing August 2022.	Jul-12/3.36	13,085,789	163,703

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 3.52% versus the
three month USD-LIBOR-BBA
maturing August 2022.	Jul-12/3.52	13,085,789	130,334

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 3.51% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	5,234,316	492,549

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 3.51% versus the
three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	5,234,316	51,977

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 3.5375%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	13,085,789	1,260,816

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 3.5375% versus the
three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	13,085,789	123,661

44

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.1825%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1825	$3,952,000	$74,140

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 3.54%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.54	6,141,805	593,421

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 3.54% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.54	6,141,805	57,242

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 3.49%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.49	13,013,186	1,207,624

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 3.49% versus
the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.49	13,013,186	128,961

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 2.1075%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	19,161,000	307,917

Option on an interest rate swap with Credit
Suisse International for the right
to receive a fixed rate of 2.1075%
versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	19,161,000	307,917

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate
of 2.11875% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	19,161,000	314,049

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.35%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/2.35	3,952,000	89,552

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 1.998%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.998	19,041,000	198,217

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 1.998% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.998	19,041,000	198,217

45

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	$19,041,000	$167,561

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	19,041,000	167,561

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	19,041,000	167,561

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	19,041,000	167,561

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	19,041,000	167,561

Option on an interest rate swap with Credit
Suisse International for the right
to receive a fixed rate of 1.9275%
versus the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.9275	19,041,000	167,561

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 1.765% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/1.765	9,456,000	53,805

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 2.015% versus
the three month USD-LIBOR-BBA
maturing April 2022.	Apr-12/2.015	3,782,000	39,976

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.075% versus
the three month USD-LIBOR-BBA
maturing March 2022.	Mar-12/2.075	21,755,000	1,015,523

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.075%
versus the three month USD-LIBOR-BBA
maturing March 2022.	Mar-12/2.075	21,755,000	253,663

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 0.52% versus the
three month USD-LIBOR-BBA
maturing March 2014.	Mar-12/0.52	29,803,000	105,503

46

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 0.52% versus
the three month USD-LIBOR-BBA
maturing March 2014.	Mar-12/0.52	$29,803,000	$38,446

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 1.86%
versus the three month USD-LIBOR-BBA
maturing March 2017.	Mar-12/1.86	18,995,051	435,936

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 1.86% versus
the three month USD-LIBOR-BBA
maturing March 2017.	Mar-12/1.86	18,995,051	85,478

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.0525%
versus the three month USD-LIBOR-BBA
maturing February 2022.	Feb-12/2.0525	21,755,000	966,575

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.0525%
versus the three month USD-LIBOR-BBA
maturing February 2022.	Feb-12/2.0525	21,755,000	212,111

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 1.81% versus the three
month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81	17,040,355	364,323

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 1.81% versus the three
month USD-LIBOR-BBA maturing February 2017.	Feb-12/1.81	17,040,355	59,130

Option on an interest rate swap
with Deutsche Bank AG for the right to pay
a fixed rate of 0.555% versus the
three month USD-LIBOR-BBA
maturing February 2014.	Feb-12/0.555	31,689,495	78,590

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 0.555% versus
the three month USD-LIBOR-BBA
maturing February 2014.	Feb-12/0.555	31,689,495	43,415

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.27%
versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/2.27	3,952,000	60,070

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.03% versus
the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/2.03	21,755,000	910,447

47

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.03%
versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/2.03	$21,755,000	$162,510

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 1.953%
versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/1.953	19,161,000	99,254

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 1.9475%
versus the three month USD-LIBOR-BBA
maturing January 2022.	Jan-12/1.9475	19,161,000	97,146

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate
of 1.96325% versus the three month
USD-LIBOR-BBA maturing January 2022.	Jan-12/1.96325	19,161,000	101,553

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 3.60%
versus the three month USD-LIBOR-BBA
maturing January 2042.	Jan-12/3.60	10,331,648	1,363,364

Option on an interest rate swap
with Deutsche Bank AG for the right to pay
a fixed rate of 0.545% versus the
three month USD-LIBOR-BBA
maturing January 2014.	Jan-12/0.545	31,689,495	64,900

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 0.545% versus
the three month USD-LIBOR-BBA
maturing January 2014.	Jan-12/0.545	31,689,495	32,006

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing January 2042.	Jan-12/4.60	10,331,648	1,550

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.61%
versus the three month USD-LIBOR-BBA
maturing January 2014.	Dec-11/0.61	14,901,000	24,438

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.61% versus
the three month USD-LIBOR-BBA
maturing January 2014.	Dec-11/0.61	14,901,000	21,755

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 0.6075%
versus the three month USD-LIBOR-BBA
maturing January 2014.	Dec-11/0.6075	16,435,000	26,296

48

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 0.6075% versus the
three month USD-LIBOR-BBA
maturing January 2014.	Dec-11/0.6075	$16,435,000	$23,896

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.01% versus
the three month USD-LIBOR-BBA
maturing December 2021.	Dec-11/2.01	21,755,000	842,571

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.01%
versus the three month USD-LIBOR-BBA
maturing December 2021.	Dec-11/2.01	21,755,000	102,031

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.476% versus
the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.476	29,803,000	78,978

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.476%
versus the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.476	29,803,000	11,623

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.53% versus
the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.53	29,803,000	59,070

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.53%
versus the three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.53	29,803,000	21,756

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 2.355% versus the three
month USD-LIBOR-BBA maturing
December 2021.	Dec-11/2.355	19,279,000	327,743

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 2.355% versus the
three month USD-LIBOR-BBA
maturing December 2021.	Dec-11/2.355	19,279,000	292,077

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 1.3525% versus the
three month USD-LIBOR-BBA
maturing December 2016.	Dec-11/1.3525	19,279,000	129,555

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 1.3525%
versus the three month USD-LIBOR-BBA
maturing December 2016.	Dec-11/1.3525	19,279,000	110,276

49

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.745% versus
the three month USD-LIBOR-BBA
maturing December 2014.	Dec-11/0.745	$24,652,000	$67,596

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.745%
versus the three month USD-LIBOR-BBA
maturing December 2014.	Dec-11/0.745	24,652,000	51,523

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 2.99%
versus the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/2.99	31,823,697	1,254,490

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 2.99% versus
the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/2.99	31,823,697	1,220,757

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 4.045% versus
the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.045	4,688,313	1,009,253

Option on an interest rate swap
with Citibank, N.A. for the right to pay
a fixed rate of 4.045% versus the
three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.045	4,688,313	2,016

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 4.1175%
versus the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.1175	4,736,781	1,090,028

Option on an interest rate swap
with Citibank, N.A. for the right to pay
a fixed rate of 4.1175% versus the
three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.1175	4,736,781	1,089

Option on an interest rate swap with Credit
Suisse International for the right
to receive a fixed rate of 4.11% versus
the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.11	3,732,242	853,489

Option on an interest rate swap with Credit
Suisse International for the right to pay
a fixed rate of 4.11% versus the three
month USD-LIBOR-BBA maturing
December 2041.	Dec-11/4.11	3,732,242	784

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 3.855% versus
the three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/3.855	7,812,584	1,388,140

50

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the right to pay
a fixed rate of 4.355% versus the
three month USD-LIBOR-BBA
maturing December 2041.	Dec-11/4.355	$7,812,584	$156

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 0.5325% versus the three
month USD-LIBOR-BBA maturing
December 2013.	Dec-11/0.5325	31,689,495	50,545

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 0.5325% versus the
three month USD-LIBOR-BBA
maturing December 2013.	Dec-11/0.5325	31,689,495	17,112

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 3.21% versus
the three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/3.21	11,836,839	929,429

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 3.21% versus the
three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/3.21	11,836,839	829

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.11	1,493,622	62,194

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 3.11% versus
the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.11	1,493,622	21,807

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 2.3175%
versus the three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/2.3175	19,279,000	206,864

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 2.3175%
versus the three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/2.3175	19,279,000	157,317

Option on an interest rate swap
with Deutsche Bank AG for the right to pay
a fixed rate of 1.30% versus the three
month USD-LIBOR-BBA maturing
November 2016.	Nov-11/1.30	19,279,000	82,900

Option on an interest rate swap
with Deutsche Bank AG for the right
to receive a fixed rate of 1.30% versus
the three month USD-LIBOR-BBA
maturing November 2016.	Nov-11/1.30	19,279,000	56,487

51

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.1%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 0.715% versus
the three month USD-LIBOR-BBA
maturing November 2014.	Nov-11/0.715	$24,652,000	$42,648

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 0.715%
versus the three month USD-LIBOR-BBA
maturing November 2014.	Nov-11/0.715	24,652,000	26,131

Option on an interest rate swap with Credit
Suisse International for the right
to receive a fixed rate of 3.425% versus
the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.425	23,675,300	2,198,252

Option on an interest rate swap with Credit
Suisse International for the right to pay
a fixed rate of 3.425% versus the
three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/3.425	23,675,300	33,382

Option on an interest rate swap
with Barclays Bank PLC for the right
to receive a fixed rate of 2.85% versus
the three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/2.85	23,839,555	1,118,790

Option on an interest rate swap
with Barclays Bank PLC for the right
to pay a fixed rate of 2.85% versus the
three month USD-LIBOR-BBA
maturing November 2021.	Nov-11/2.85	23,839,555	24

Option on an interest rate swap
with Goldman Sachs International for the
right to receive a fixed rate of 4.0325%
versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/4.0325	6,823,552	1,472,932

Option on an interest rate swap
with Goldman Sachs International for the
right to pay a fixed rate of 4.0325%
versus the three month USD-LIBOR-BBA
maturing November 2041.	Nov-11/4.0325	6,823,552	7

Option on an interest rate swap with Bank
of America, N.A. for the right to pay a
fixed rate of 0.5175% versus the three
month USD-LIBOR-BBA maturing
November 2013.	Nov-11/0.5175	31,689,495	31,056

Option on an interest rate swap with Bank
of America, N.A. for the right to receive
a fixed rate of 0.5175% versus the
three month USD-LIBOR-BBA
maturing November 2013.	Nov-11/0.5175	31,689,495	665

Total purchased options outstanding (cost $33,979,875)			$36,939,736

52

COMMODITY LINKED NOTES (3.5%)*	Principal amount	Value

UBS AG/Jersey Branch 144A notes zero %, 2012 (Indexed to the
UBS Bloomberg CMCI Composite Index) (Jersey)	$8,980,000	$8,516,183

UBS AG/Jersey Branch 144A zero %, 2012 (Indexed to the UBS
Bloomberg CMCI Essence Index) (Jersey)	16,764,000	16,453,984

Total commodity linked notes (cost $25,744,000)		$24,970,167

ASSET-BACKED SECURITIES (2.5%)*	Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
0.39472s, 2036	$1,040,666	$435,227

Countrywide Asset Backed Certificates
FRB Ser. 07-12, Class 2A2, 0.74472s, 2047 F	369,000	285,834
FRB Ser. 07-7, Class 2A3, 0.47472s, 2047	2,008,000	732,920
FRB Ser. 07-6, Class 2A2, 0.41472s, 2037	372,000	292,206
FRB Ser. 06-8, Class 2A3, 0.40472s, 2046 F	480,000	302,251
FRB Ser. 07-8, Class 2A2, 0.37472s, 2037 F	1,705,000	1,320,725
FRB Ser. 07-1, Class 2A2, 0.34472s, 2037 F	1,096,000	920,187

First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF9, Class 2A3, 0.40472s, 2036	1,290,082	632,140
FRB Ser. 06-FF11, Class 2A3, 0.39472s, 2036	2,544,000	1,259,280

Green Tree Financial Corp.
Ser. 99-3, Class A8, 7.06s, 2031	414,000	353,453
Ser. 1997-5, Class M1, 6.95s, 2029	927,000	901,508

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.54472s, 2036 F	1,950,625	921,217
FRB Ser. 05-15, Class 2A2, 0.49472s, 2036	1,105,529	642,145
FRB Ser. 05-14, Class 2A2, 0.49472s, 2035	660,569	303,862
FRB Ser. 05-11, Class 3A4, 0.49472s, 2035	945,144	708,858
FRB Ser. 06-19, Class A3A, 0.48472s, 2036	1,145,861	438,292
FRB Ser. 06-16, Class A3A, 0.48472s, 2036	873,289	385,475
FRB Ser. 07-3, Class A4A, 0.46472s, 2047	1,576,331	685,704
FRB Ser. 06-1, Class A2, 0.46472s, 2036	1,597,365	630,959
FRB Ser. 06-16, Class A2, 0.41472s, 2036	927,545	371,018
FRB Ser. 06-11, Class 2A2, 0.40472s, 2036	2,647,562	1,032,549
FRB Ser. 06-12, Class A2A, 0.39472s, 2036	960,325	393,733
FRB Ser. 06-9, Class A2, 0.36472s, 2036 F	621,439	248,453
FRB Ser. 06-16, Class A1, 0.30472s, 2036	1,531,330	612,532
FRB Ser. 06-12, Class A1, 0.29472s, 2036	966,436	408,802

HSI Asset Securitization Corp. Trust FRB Ser. 06-HE1,
Class 2A1, 0.29472s, 2036	20,767	8,618

Long Beach Mortgage Loan Trust FRB Ser. 06-5, Class 2A3,
0.39472s, 2036	4,587,249	1,582,601

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030	609,175	339,615
Ser. 00-D, Class A4, 7.4s, 2030	430,837	263,887
Ser. 02-A, Class A4, 6.97s, 2032	318,660	288,786
Ser. 01-D, Class A2, 5.26s, 2019	567,009	333,118

WAMU Asset-Backed Certificates FRB Ser. 07-HE1, Class 2A1,
0.29472s, 2037	30,639	28,915

Total asset-backed securities (cost $20,689,080)		$18,064,870

53

FOREIGN GOVERNMENT BONDS AND NOTES (1.6%)*	Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017	$725,000	$594,500

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013	1,305,000	1,264,649

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015	7,210,000	6,490,226

Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.439s, 2012	2,610,000	308,189

Croatia (Republic of) 144A sr. unsec. unsub. notes
6 3/8s, 2021	220,000	215,056

Ukraine (Government of ) Financing of Infrastructural
Projects State Enterprise 144A govt.
guaranty notes 8 3/8s, 2017	150,000	138,000

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012	475,000	469,998

Ukraine (Government of) 144A bonds 7 3/4s, 2020	450,000	430,875

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021	230,000	225,103

Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013	1,600,000	1,576,000

Total foreign government bonds and notes (cost $12,472,741)		$11,712,596

SHORT-TERM INVESTMENTS (28.1%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05% [e]	43,927,258	$43,927,258

Straight-A Funding, LLC commercial paper with an effective
yield of 0.188%, January 18, 2012	$7,000,000	6,997,118

U.S. Treasury Bills with effective yields ranging from
0.099% to 0.099%, August 23, 2012 # ##	10,000,000	9,991,778

U.S. Treasury Bills with effective yields ranging from
0.072% to 0.072%, April 5, 2012 # ##	22,000,000	21,993,088

U.S. Treasury Bills with effective yields ranging from
0.221% to 0.221%, March 8, 2012 # ##	20,000,000	19,982,933

U.S. Treasury Bills with effective yields ranging from
0.000% to 0.166%, November 17, 2011 # ##	50,000,000	49,997,717

U.S. Treasury Bills with effective yields ranging from
0.197% to 0.197%, December 15, 2011 ##	24,000,000	23,991,787

U.S. Treasury Bills with effective yields ranging from
0.085% to 0.086%, November 10, 2011 ##	25,000,000	24,999,462

Total short-term investments (cost $201,881,141)		$201,881,141

TOTAL INVESTMENTS

Total investments (cost $886,058,508)		$889,167,337

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona

54

Key to holding’s abbreviations
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2010 through October 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $719,356,759.

† Non-income-producing security.

‡ Restricted, excluding 144A securities, as to public resale. The total market value of the restricted security held at the close of the reporting period was $400,750, and 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

Δ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $401,534,427 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rates shown are the current interest rates at the close of the reporting period.

55

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $209,190,363)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	11/16/11	$479,444	$437,376	$(42,068)

	Brazilian Real	Buy	11/16/11	1,005,112	928,755	76,357

	British Pound	Buy	11/16/11	1,604,461	1,547,928	56,533

	Canadian Dollar	Sell	11/16/11	47,538	(25,182)	(72,720)

	Chilean Peso	Buy	11/16/11	193,180	177,711	15,469

	Czech Koruna	Buy	11/16/11	232,722	221,747	10,975

	Euro	Sell	11/16/11	3,365,927	3,245,914	(120,013)

	Hungarian Forint	Sell	11/16/11	203,164	197,027	(6,137)

	Japanese Yen	Sell	11/16/11	5,127,844	5,217,454	89,610

	Mexican Peso	Buy	11/16/11	447,169	432,143	15,026

	Norwegian Krone	Sell	11/16/11	143,836	79,637	(64,199)

	Russian Ruble	Buy	11/16/11	451,739	416,136	35,603

	Singapore Dollar	Sell	11/16/11	136,595	130,770	(5,825)

	South African Rand	Buy	11/16/11	279,624	275,488	4,136

	South Korean Won	Sell	11/16/11	871,969	804,569	(67,400)

	Swedish Krona	Buy	11/16/11	726,870	687,929	38,941

	Swiss Franc	Buy	11/16/11	4,725,607	4,536,535	189,072

	Taiwan Dollar	Sell	11/16/11	855,067	833,350	(21,717)

	Turkish Lira	Sell	11/16/11	57,993	53,917	(4,076)

Barclays Bank PLC

	Australian Dollar	Buy	11/16/11	997,290	1,194,579	(197,289)

	Brazilian Real	Sell	11/16/11	1,521,254	1,400,802	(120,452)

	British Pound	Sell	11/16/11	2,561,189	2,544,680	(16,509)

	Canadian Dollar	Sell	11/16/11	2,339,608	2,278,919	(60,689)

	Chilean Peso	Sell	11/16/11	405,199	372,507	(32,692)

	Czech Koruna	Buy	11/16/11	189,929	180,842	9,087

	Euro	Sell	11/16/11	9,970,775	9,649,030	(321,745)

	Hungarian Forint	Sell	11/16/11	1,261,281	1,244,304	(16,977)

	Indian Rupee	Sell	11/16/11	70,662	69,327	(1,335)

	Japanese Yen	Buy	11/16/11	1,289,306	1,294,361	(5,055)

	Malaysian Ringgit	Buy	11/16/11	280,962	268,754	12,208

	Mexican Peso	Buy	11/16/11	25,017	31,154	(6,137)

	New Zealand Dollar	Sell	11/16/11	34,418	32,324	(2,094)

	Norwegian Krone	Buy	11/16/11	8,746,163	8,345,505	400,658

	Polish Zolty	Buy	11/16/11	518,919	504,820	14,099

	Russian Ruble	Sell	11/16/11	194,359	178,662	(15,697)

	Singapore Dollar	Sell	11/16/11	1,150,299	1,099,775	(50,524)

	South Korean Won	Buy	11/16/11	321,743	320,252	1,491

	Swedish Krona	Buy	11/16/11	326,155	268,876	57,279

	Swiss Franc	Sell	11/16/11	1,634,644	1,568,726	(65,918)

	Taiwan Dollar	Sell	11/16/11	593,333	566,969	(26,364)

	Thai Baht	Sell	11/16/11	405,426	398,023	(7,403)

	Turkish Lira	Buy	11/16/11	1,680,662	1,582,684	97,978

56

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $209,190,363) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.

	Australian Dollar	Buy	11/16/11	$3,393,877	$3,266,831	$127,046

	Brazilian Real	Buy	11/16/11	759,524	700,134	59,390

	British Pound	Buy	11/16/11	118,325	89,583	28,742

	Canadian Dollar	Buy	11/16/11	234,482	187,253	47,229

	Chilean Peso	Sell	11/16/11	414,686	380,993	(33,693)

	Czech Koruna	Buy	11/16/11	232,611	222,835	9,776

	Euro	Sell	11/16/11	2,462,222	2,434,012	(28,210)

	Hungarian Forint	Buy	11/16/11	1,196,293	1,161,685	34,608

	Japanese Yen	Buy	11/16/11	301,735	307,628	(5,893)

	Mexican Peso	Sell	11/16/11	252,094	244,338	(7,756)

	New Zealand Dollar	Buy	11/16/11	11,392	10,695	697

	Norwegian Krone	Buy	11/16/11	496,356	578,581	(82,225)

	Polish Zolty	Sell	11/16/11	726,594	690,145	(36,449)

	Singapore Dollar	Buy	11/16/11	865,473	818,742	46,731

	South African Rand	Sell	11/16/11	1,249,039	1,230,839	(18,200)

	South Korean Won	Sell	11/16/11	79,360	73,226	(6,134)

	Swedish Krona	Buy	11/16/11	1,720,224	1,527,406	192,818

	Swiss Franc	Buy	11/16/11	724,115	694,946	29,169

	Taiwan Dollar	Sell	11/16/11	117,975	104,650	(13,325)

	Turkish Lira	Sell	11/16/11	246,906	237,520	(9,386)

Credit Suisse AG

	Australian Dollar	Buy	11/16/11	5,814,979	5,487,628	327,351

	Brazilian Real	Buy	11/16/11	583,432	538,532	44,900

	British Pound	Buy	11/16/11	778,276	713,631	64,645

	Canadian Dollar	Sell	11/16/11	2,990,904	2,929,608	(61,296)

	Chilean Peso	Sell	11/16/11	45	41	(4)

	Czech Koruna	Buy	11/16/11	817,660	779,555	38,105

	Euro	Sell	11/16/11	1,496,536	1,586,325	89,789

	Hungarian Forint	Sell	11/16/11	594,098	576,277	(17,821)

	Indian Rupee	Sell	11/16/11	1,725,965	1,693,014	(32,951)

	Japanese Yen	Sell	11/16/11	1,929,118	1,981,547	52,429

	Malaysian Ringgit	Sell	11/16/11	239,145	228,576	(10,569)

	Mexican Peso	Buy	11/16/11	50,940	51,991	(1,051)

	Norwegian Krone	Buy	11/16/11	2,399,186	2,482,279	(83,093)

	Polish Zolty	Buy	11/16/11	500,114	474,039	26,075

	Russian Ruble	Sell	11/16/11	107,258	98,573	(8,685)

	Singapore Dollar	Sell	11/16/11	383,486	366,726	(16,760)

	South African Rand	Buy	11/16/11	110,625	110,376	249

	South Korean Won	Sell	11/16/11	774,287	714,319	(59,968)

	Swedish Krona	Sell	11/16/11	1,202,649	1,137,381	(65,268)

	Swiss Franc	Sell	11/16/11	533,715	511,773	(21,942)

	Taiwan Dollar	Buy	11/16/11	896,390	885,634	10,756

	Turkish Lira	Sell	11/16/11	741,056	689,476	(51,580)

57

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $209,190,363) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG

	Australian Dollar	Buy	11/16/11	$2,973,246	$2,739,605	$233,641

	Brazilian Real	Buy	11/16/11	987,288	914,247	73,041

	British Pound	Sell	11/16/11	511,241	493,101	(18,140)

	Canadian Dollar	Sell	11/16/11	3,734,066	3,623,936	(110,130)

	Chilean Peso	Buy	11/16/11	293,949	270,334	23,615

	Czech Koruna	Sell	11/16/11	910,029	867,390	(42,639)

	Euro	Buy	11/16/11	420,585	359,861	60,724

	Hungarian Forint	Sell	11/16/11	477,034	462,542	(14,492)

	Japanese Yen	Buy	11/16/11	1,371,524	1,399,366	(27,842)

	Malaysian Ringgit	Buy	11/16/11	69,207	66,230	2,977

	Mexican Peso	Buy	11/16/11	311,053	301,190	9,863

	New Zealand Dollar	Sell	11/16/11	387,242	363,774	(23,468)

	Norwegian Krone	Sell	11/16/11	1,533,586	1,410,377	(123,209)

	Polish Zolty	Sell	11/16/11	14,944	9,076	(5,868)

	Singapore Dollar	Buy	11/16/11	2,078,889	1,989,005	89,884

	South Korean Won	Sell	11/16/11	1,083,020	977,411	(105,609)

	Swedish Krona	Sell	11/16/11	2,232,570	2,112,152	(120,418)

	Swiss Franc	Buy	11/16/11	1,451,307	1,392,372	58,935

	Taiwan Dollar	Sell	11/16/11	553,297	519,273	(34,024)

	Turkish Lira	Sell	11/16/11	579,420	537,962	(41,458)

Goldman Sachs International

	Australian Dollar	Sell	11/16/11	2,071,172	1,649,762	(421,410)

	British Pound	Buy	11/16/11	1,280,193	1,234,854	45,339

	Canadian Dollar	Sell	11/16/11	2,265,994	2,195,378	(70,616)

	Chilean Peso	Buy	11/16/11	244,359	224,518	19,841

	Euro	Buy	11/16/11	1,264,523	1,137,661	126,862

	Hungarian Forint	Sell	11/16/11	517,812	502,545	(15,267)

	Japanese Yen	Sell	11/16/11	860,605	877,287	16,682

	Norwegian Krone	Sell	11/16/11	1,372,399	1,244,548	(127,851)

	Polish Zolty	Sell	11/16/11	32,682	29,503	(3,179)

	South African Rand	Buy	11/16/11	1,101,632	1,083,982	17,650

	Swedish Krona	Sell	11/16/11	1,738,131	1,647,058	(91,073)

	Swiss Franc	Sell	11/16/11	768,667	737,268	(31,399)

HSBC Bank USA, National Association

	Australian Dollar	Sell	11/16/11	626,002	316,828	(309,174)

	British Pound	Sell	11/16/11	996,759	960,485	(36,274)

	Canadian Dollar	Sell	11/16/11	1,376,606	1,379,504	2,898

	Euro	Buy	11/16/11	1,194,241	1,081,724	112,517

	Indian Rupee	Sell	11/16/11	751,275	736,518	(14,757)

	Japanese Yen	Buy	11/16/11	1,046,258	1,067,249	(20,991)

	New Zealand Dollar	Buy	11/16/11	280,110	262,965	17,145

	Norwegian Krone	Sell	11/16/11	1,036,297	981,593	(54,704)

	Singapore Dollar	Sell	11/16/11	476,489	455,981	(20,508)

	South Korean Won	Buy	11/16/11	1,179,161	1,085,579	93,582

58

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $209,190,363) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association cont.

	Swiss Franc	Sell	11/16/11	$2,036,866	$1,953,384	$(83,482)

	Taiwan Dollar	Sell	11/16/11	270,085	263,209	(6,876)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	11/16/11	5,295,976	5,130,582	165,394

	Brazilian Real	Buy	11/16/11	202,683	186,515	16,168

	British Pound	Sell	11/16/11	494,521	510,349	15,828

	Canadian Dollar	Sell	11/16/11	2,971,046	2,878,882	(92,164)

	Chilean Peso	Buy	11/16/11	109,898	100,956	8,942

	Czech Koruna	Sell	11/16/11	303,670	289,625	(14,045)

	Euro	Sell	11/16/11	3,784,160	3,768,111	(16,049)

	Hungarian Forint	Buy	11/16/11	154,982	128,924	26,058

	Japanese Yen	Buy	11/16/11	2,688,915	2,691,211	(2,296)

	Malaysian Ringgit	Sell	11/16/11	140,823	134,599	(6,224)

	Mexican Peso	Buy	11/16/11	445,108	431,010	14,098

	New Zealand Dollar	Buy	11/16/11	167,727	157,340	10,387

	Norwegian Krone	Buy	11/16/11	319,289	301,928	17,361

	Polish Zolty	Sell	11/16/11	79,836	76,316	(3,520)

	Russian Ruble	Sell	11/16/11	87,108	80,067	(7,041)

	Singapore Dollar	Sell	11/16/11	494,579	472,856	(21,723)

	South African Rand	Buy	11/16/11	274,556	273,383	1,173

	South Korean Won	Buy	11/16/11	1,017,547	961,611	55,936

	Swedish Krona	Sell	11/16/11	505,401	477,795	(27,606)

	Swiss Franc	Sell	11/16/11	167,042	160,253	(6,789)

	Taiwan Dollar	Buy	11/16/11	497,387	485,387	12,000

	Thai Baht	Sell	11/16/11	189,448	185,870	(3,578)

	Turkish Lira	Sell	11/16/11	322,877	299,791	(23,086)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	11/16/11	3,177,565	3,274,154	(96,589)

	Brazilian Real	Sell	11/16/11	1,017,827	934,987	(82,840)

	British Pound	Sell	11/16/11	5,406,616	5,225,355	(181,261)

	Canadian Dollar	Sell	11/16/11	158,261	90,189	(68,072)

	Chilean Peso	Sell	11/16/11	13,194	12,117	(1,077)

	Czech Koruna	Sell	11/16/11	91,334	87,048	(4,286)

	Euro	Buy	11/16/11	3,842,267	3,612,173	230,094

	Hungarian Forint	Sell	11/16/11	473,694	483,030	9,336

	Indian Rupee	Sell	11/16/11	144,136	141,441	(2,695)

	Japanese Yen	Sell	11/16/11	751,761	843,081	91,320

	Malaysian Ringgit	Sell	11/16/11	36,183	34,794	(1,389)

	Mexican Peso	Sell	11/16/11	187,738	182,188	(5,550)

	New Zealand Dollar	Buy	11/16/11	9,857	9,258	599

	Norwegian Krone	Buy	11/16/11	835,741	1,002,539	(166,798)

	Polish Zolty	Sell	11/16/11	187,268	177,869	(9,399)

	Russian Ruble	Sell	11/16/11	107,255	98,600	(8,655)

	Singapore Dollar	Sell	11/16/11	696,523	668,145	(28,378)

59

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $209,190,363) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	South African Rand	Sell	11/16/11	$217,426	$214,553	$(2,873)

	South Korean Won	Buy	11/16/11	354,548	326,952	27,596

	Swedish Krona	Sell	11/16/11	1,355,739	1,281,860	(73,879)

	Swiss Franc	Sell	11/16/11	688,337	660,507	(27,830)

	Taiwan Dollar	Buy	11/16/11	1,184,860	1,168,392	16,468

	Turkish Lira	Buy	11/16/11	35,957	33,472	2,485

State Street Bank and Trust Co.

	Australian Dollar	Buy	11/16/11	5,310,495	5,155,414	155,081

	Brazilian Real	Sell	11/16/11	985,372	906,174	(79,198)

	British Pound	Sell	11/16/11	550,951	573,227	22,276

	Canadian Dollar	Buy	11/16/11	588,412	587,830	582

	Czech Koruna	Sell	11/16/11	211,206	201,379	(9,827)

	Euro	Buy	11/16/11	1,597,809	1,362,339	235,470

	Hungarian Forint	Sell	11/16/11	192,333	186,384	(5,949)

	Indonesian Rupiah	Sell	11/16/11	410,610	392,293	(18,317)

	Japanese Yen	Sell	11/16/11	424,274	470,343	46,069

	Malaysian Ringgit	Buy	11/16/11	8,565	8,208	357

	Mexican Peso	Sell	11/16/11	727,375	704,709	(22,666)

	Norwegian Krone	Buy	11/16/11	3,224,700	3,299,596	(74,896)

	Polish Zolty	Buy	11/16/11	21,128	28,811	(7,683)

	Russian Ruble	Sell	11/16/11	87,111	80,070	(7,041)

	Singapore Dollar	Buy	11/16/11	195,409	180,608	14,801

	South African Rand	Sell	11/16/11	201,305	198,242	(3,063)

	South Korean Won	Sell	11/16/11	109,856	101,390	(8,466)

	Swedish Krona	Sell	11/16/11	1,636,634	1,504,545	(132,089)

	Swiss Franc	Sell	11/16/11	1,624,958	1,558,664	(66,294)

	Taiwan Dollar	Sell	11/16/11	245,074	228,406	(16,668)

	Thai Baht	Buy	11/16/11	736,251	725,118	11,133

	Turkish Lira	Buy	11/16/11	236,423	229,598	6,825

Westpac Banking Corp.

	Australian Dollar	Buy	11/16/11	2,059,494	2,071,913	(12,419)

	British Pound	Buy	11/16/11	334,075	291,597	42,478

	Canadian Dollar	Sell	11/16/11	130,680	163,835	33,155

	Euro	Sell	11/16/11	5,264,924	5,157,734	(107,190)

	Japanese Yen	Buy	11/16/11	1,104,417	1,095,096	9,321

	New Zealand Dollar	Buy	11/16/11	646	607	39

	Norwegian Krone	Buy	11/16/11	1,309,632	1,242,061	67,571

	Swedish Krona	Buy	11/16/11	527,095	499,553	27,542

	Swiss Franc	Buy	11/16/11	756,020	725,545	30,475

Total						$(770,969)

60

FUTURES CONTRACTS OUTSTANDING at 10/31/11

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	908	$30,190,390	Dec-11	$(639,506)

NASDAQ 100 Index E-Mini (Long)	49	2,308,880	Dec-11	152,047

S&P 500 Index E-Mini (Long)	354	22,112,610	Dec-11	(224,748)

S&P Mid Cap 400 Index E-Mini (Long)	497	44,039,170	Dec-11	2,180,901

Euro-Swiss Franc 3 Month (Short)	20	5,723,281	Dec-11	(23,782)

Euro-Swiss Franc 3 Month (Short)	47	13,460,473	Jun-12	(164,532)

Euro-Swiss Franc 3 Month (Short)	47	13,460,473	Dec-12	(210,314)

Euro-Swiss Franc 3 Month (Short)	47	13,456,437	Mar-12	(129,159)

Australian Government Treasury
Bond 0 yr (Long)	6	709,506	Dec-11	814

Canadian Government Bond 10 yr
(Long)	21	2,774,155	Dec-11	8,230

Japanese Government Bond 10 yr
(Short)	5	9,099,411	Dec-11	17,404

Japanese Government Bond 10 yr
Mini (Short)	2	364,335	Dec-11	797

U.S. Treasury Bond 30 yr (Long)	252	35,035,875	Dec-11	708,522

U.S. Treasury Bond 30 yr (Short)	2	278,063	Dec-11	1,309

U.S. Treasury Note 10 yr (Short)	26	3,355,625	Dec-11	(27,174)

Total				$1,650,809

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $65,287,754)
	Contract	Expiration date/
	amount	strike price	Value

SPDR S&P 500 ETF Trust (Call)	$768,300	Nov-11/129	$915,952

SPDR S&P 500 ETF Trust (Call)	768,300	Nov-11/130	687,959

SPDR S&P 500 ETF Trust (Put)	273,284	Mar-12/90	319,480

SPDR S&P 500 ETF Trust (Put)	267,554	Feb-12/85	167,045

SPDR S&P 500 ETF Trust (Put)	231,292	Dec-11/100	161,810

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	6,636,700	Aug-15/4.375	481,227

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.80% versus the three month USD-LIBOR-BBA
maturing January 2022.	24,852,200	Jan-12/4.80	422

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 2022.	24,852,200	Jan-12/4.80	5,427,223

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	6,636,700	Aug-15/4.375	1,645,663

61

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $65,287,754) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	$6,636,700	Aug-15/4.46	$452,888

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 2045.	6,636,700	Aug-15/4.46	1,720,525

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 2022.	14,911,320	Jan-12/4.72	149

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.7975% versus
the three month USD-LIBOR-BBA maturing
October 2021.	3,782,000	Oct-16/2.7975	96,895

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.5625% versus the
three month USD-LIBOR-BBA maturing October 2021.	9,456,000	Oct-16/2.5625	202,264

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	7,936,217	Sep-16/3.49	545,139

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	7,936,217	Sep-16/3.49	615,771

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	10,259,726	Aug-16/3.625	742,189

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	10,259,726	Aug-16/3.625	763,837

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 5.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	35,414,819	Aug-16/5.35	1,091,662

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	35,414,819	Aug-16/4.35	3,974,641

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	21,094,416	Aug-16/4.17	610,894

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	18,978,932	Aug-16/4.28	988,613

62

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $65,287,754) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	$21,094,416	Aug-16/4.17	$1,267,205

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	18,978,932	Aug-16/4.28	2,057,886

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	8,352,631	Aug-16/4.68	355,822

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	8,352,631	Aug-16/4.68	1,079,085

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2026.	6,960,526	Jul-16/4.67	297,771

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
August 2026.	6,960,526	Jul-16/4.67	895,416

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 2026.	6,960,526	Jul-16/4.80	278,908

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
August 2026.	6,960,526	Jul-16/4.80	949,437

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,784,210	Jul-16/4.80	111,396

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,784,210	Jul-16/4.80	379,766

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,960,526	Jul-16/4.815	276,263

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,960,526	Jul-16/4.815	955,799

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 2026.	3,266,918	Jul-16/4.79	131,199

63

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $65,287,754) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 2026.	$3,266,918	Jul-16/4.79	$444,141

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	6,921,908	Jul-16/4.74	284,629

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,921,908	Jul-16/4.74	919,880

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.815% versus the three month USD-LIBOR-BBA
maturing June 2026.	5,365,418	Jun-16/4.815	208,339

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.815% versus the three month USD-LIBOR-BBA
maturing June 2026.	5,365,418	Jun-16/4.815	740,524

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	8,451,295	Jun-16/5.12	154,067

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 2021.	8,316,290	Jun-16/4.89	167,024

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	8,263,488	Jun-16/4.575	191,382

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	8,451,295	Jun-16/4.12	502,260

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 2021.	8,316,290	Jun-16/4.39	564,543

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	8,263,488	Jun-16/4.575	611,002

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 2025.	26,918,400	Sep-15/4.04	1,354,803

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 2025.	26,918,400	Sep-15/4.04	2,610,439

64

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $65,287,754) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclays Bank PLC
for the obligation to receive a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 2025.	$2,461,160	Feb-15/5.36	$49,632

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 2025.	2,461,160	Feb-15/5.36	462,989

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 2025.	5,007,860	Feb-15/5.27	105,926

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 2025.	5,007,860	Feb-15/5.27	909,828

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 2024.	5,161,178	Aug-14/4.20	166,035

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.20%
versus the three month USD-LIBOR-BBA maturing
August 2024.	5,161,178	Aug-14/4.20	598,836

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 2024.	4,300,982	Jul-14/4.19	138,479

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.19%
versus the three month USD-LIBOR-BBA maturing
July 2024.	4,300,982	Jul-14/4.19	497,202

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 2024.	1,720,393	Jul-14/4.34	50,361

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 2024.	4,300,982	Jul-14/4.35	125,107

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.34%
versus the three month USD-LIBOR-BBA maturing
July 2024.	1,720,393	Jul-14/4.34	215,471

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
July 2024.	4,300,982	Jul-14/4.35	541,524

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 2024.	4,300,992	Jul-14/4.3725	122,901

65

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $65,287,754) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.3725%
versus the three month USD-LIBOR-BBA maturing
July 2024.	$4,300,992	Jul-14/4.3725	$548,979

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing July 2024.	2,018,662	Jul-14/4.36	57,938

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.36%
versus the three month USD-LIBOR-BBA maturing
July 2024.	2,018,662	Jul-14/4.36	255,980

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.29% versus the three month USD-LIBOR-BBA
maturing July 2024.	4,277,119	Jul-14/4.29	128,219

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.29%
versus the three month USD-LIBOR-BBA maturing
July 23, 2024.	4,277,119	Jul-14/4.29	522,758

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	39,821,400	Aug-12/2.855	1,029,383

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	39,821,400	Aug-12/2.855	1,987,486

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA August 2022.	55,602,200	Aug-12/2.73	1,666,398

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	55,602,200	Aug-12/2.73	2,384,222

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	2,246,000	Jul-12/2.6825	90,671

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	15,827,000	Jul-12/2.6075	575,311

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	15,827,000	Jul-12/2.6075	575,311

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	15,827,000	Jul-12/2.61875	584,016

66

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $65,287,754) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.60% versus the three month USD-LIBOR-BBA
maturing April 2022.	$3,091,000	Apr-12/2.60	$107,289

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.498% versus
the three month USD-LIBOR-BBA maturing April 2022.	15,232,000	Apr-12/2.498	443,860

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.498% versus the three month USD-LIBOR-BBA
maturing April 2022.	15,232,000	Apr-12/2.498	443,860

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 2022.	4,527,700	Apr-12/4.8675	770

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	15,232,000	Apr-12/2.4275	391,767

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 2.4275%
versus the three month USD-LIBOR-BBA maturing
April 2022.	15,232,000	Apr-12/2.4275	391,767

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	15,232,000	Apr-12/2.4275	391,767

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.4275% versus the
three month USD-LIBOR-BBA maturing April 2022.	15,232,000	Apr-12/2.4275	391,767

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.4275% versus
the three month USD-LIBOR-BBA maturing April 2022.	15,232,000	Apr-12/2.4275	391,767

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4275% versus the three month USD-LIBOR-BBA
maturing April 2022.	15,232,000	Apr-12/2.4275	391,767

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 2022.	4,527,700	Apr-12/4.8675	980,519

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.52% versus the three month USD-LIBOR-BBA
maturing January 2022.	2,954,000	Jan-12/2.52	79,817

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 2022.	14,911,320	Jan-12/4.72	3,144,648

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.4475% versus the
three month USD-LIBOR-BBA maturing January 2022.	13,030,000	Jan-12/2.4475	291,221

67

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $65,287,754) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
2.453% versus the three month USD-LIBOR-BBA
maturing January 2022.	$13,030,000	Jan-12/2.453	$294,999

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.46325% versus the three month USD-LIBOR-BBA
maturing January 2022.	13,030,000	Jan-12/2.46325	300,342

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 2016.	22,080,964	Dec-11/1.29	92,078

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 1.29% versus the three month USD-LIBOR-BBA
maturing December 2016.	22,080,964	Dec-11/1.29	173,777

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 2.225%
versus the three month USD-LIBOR-BBA maturing
December 2016.	12,058,643	Dec-11/2.225	724

Option on an interest rate swap with Citibank, N.A.
for the obligation to pay a fixed rate of 2.225%
versus the three month USD-LIBOR-BBA maturing
December 2016.	12,058,643	Dec-11/2.225	509,236

Option on an interest rate swap with Deutsche
Bank AG for the obligation to receive a fixed rate
of 2.24% versus the three month USD-LIBOR-BBA
maturing December 2016.	9,440,943	Dec-11/2.24	472

Option on an interest rate swap with Deutsche
Bank AG for the obligation to pay a fixed rate
of 2.24% versus the three month USD-LIBOR-BBA
maturing December 2016.	9,440,943	Dec-11/2.24	406,149

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 1.26% versus the three month USD-LIBOR-BBA
maturing November 2016.	1,081,863	Nov-11/1.26	2,434

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 1.26% versus the three month USD-LIBOR-BBA
maturing November 2016.	1,081,863	Nov-11/1.26	6,394

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing June 2021.	14,251,339	May-16/5.11	260,229

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing June 2021.	14,031,812	May-16/4.86	284,762

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing June 2021.	13,961,977	May-16/4.60	318,333

68

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $65,287,754) cont.
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing June 2021.	$14,031,812	May-16/4.36	$939,121

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing June 2021.	13,961,977	May-16/4.60	1,044,119

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing June 2021.	14,251,339	May-16/4.11	842,667

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 2021.	26,824,343	May-16/4.765	563,740

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing May 2021.	26,824,343	May-16/4.765	2,162,176

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	12,539,848	May-16/4.7575	263,249

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	19,149,649	May-16/4.745	404,249

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	47,874,123	May-16/4.77	999,612

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	12,539,848	May-16/4.7575	1,009,157

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	19,149,649	May-16/4.745	1,532,853

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	47,874,123	May-16/4.77	3,873,304

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 2.31% versus the three month USD-LIBOR-BBA
maturing November 2016.	9,062,639	Nov-11/2.31	91

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.31% versus the three month USD-LIBOR-BBA
maturing November 2016.	9,062,639	Nov-11/2.31	425,491

Total			$78,344,541

69

TBA SALE COMMITMENTS OUTSTANDING at 10/31/11 (proceeds receivable $3,038,086)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association,
3 1/2s, November 1, 2041	$3,000,000	11/14/11	$3,050,391

Total			$3,050,391

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$86,061,300	$9,892	7/8/13	0.68%	3 month USD-
					LIBOR-BBA	$(349,526)

	24,338,400	—	9/23/13	3 month USD-
				LIBOR-BBA	0.45%	(45,517)

	28,297,000	—	9/26/13	3 month USD-
				LIBOR-BBA	0.5075%	(21,355)

	3,473,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.1825%	(37,676)

	42,417,000	—	10/3/13	3 month USD-
				LIBOR-BBA	0.54875%	(549)

	28,327,000	—	10/5/13	3 month USD-
				LIBOR-BBA	0.597%	26,003

	3,199,000	—	10/11/21	3 month USD-
				LIBOR-BBA	2.18%	(38,730)

	14,987,000	—	10/11/21	3 month USD-
				LIBOR-BBA	2.3%	(16,641)

	7,416,000	—	10/11/21	3 month USD-
				LIBOR-BBA	2.245%	(45,615)

	5,908,000	—	10/14/26	2.74%	3 month USD-
					LIBOR-BBA	(17,331)

AUD	2,630,000	—	4/18/21	6.10%	6 month AUD-
					BBR-BBSW	(211,664)

CAD	1,737,000	—	9/14/21	2.4075%	3 month CAD-
					BA-CDOR	26,287

CAD	1,987,000	—	10/6/21	3 month CAD-
				BA-CDOR	2.445%	(26,189)

CAD	2,820,000	—	10/31/21	2.64%	3 month CAD-
					BA-CDOR	(7,319)

EUR	17,100,000	—	6/14/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.711561%	454,175

GBP	1,004,000	—	10/11/21	2.76%	6 month GBP-
					LIBOR-BBA	(10,626)

JPY	954,000,000	—	9/21/21	0.98375%	6 month JPY-
					LIBOR-BBA	33,079

JPY	358,000,000	—	10/6/21	6 month JPY-
				LIBOR-BBA	0.98625%	(14,524)

JPY	382,000,000	—	10/13/21	0.9925%	6 month JPY-
					LIBOR-BBA	19,899

70

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
$12,070,424	$109,237	9/8/16	2.065%	3 month USD-
				LIBOR-BBA	$(382,593)

3,959,000	—	9/15/20	2.032%	3 month USD-
				LIBOR-BBA	40,210

108,014,700	(101,542)	9/16/17	1.46%	3 month USD-
				LIBOR-BBA	394,363

16,551,900	111,615	9/16/41	3.04%	3 month USD-
				LIBOR-BBA	(184,564)

21,728,500	—	9/19/20	2.12%	3 month USD-
				LIBOR-BBA	69,205

29,545,500	—	9/19/13	3 month USD-
			LIBOR-BBA	0.51%	(18,712)

6,089,500	—	9/19/41	3 month USD-
			LIBOR-BBA	3.035%	101,405

16,034,000	—	9/20/20	2.136%	3 month USD-
				LIBOR-BBA	30,420

20,322,900	—	9/21/13	3 month USD-
			LIBOR-BBA	0.4925%	(20,612)

41,879,000	—	9/22/13	0.4775%	3 month USD-
				LIBOR-BBA	55,580

14,778,000	—	9/22/21	3 month USD-
			LIBOR-BBA	2.18%	(154,471)

6,331,000	—	9/22/41	2.975%	3 month USD-
				LIBOR-BBA	(26,454)

28,297,000	—	9/26/13	3 month USD-
			LIBOR-BBA	0.50625%	(22,238)

26,282,000	—	9/27/13	3 month USD-
			LIBOR-BBA	0.5175%	(15,019)

8,284,000	—	9/28/21	3 month USD-
			LIBOR-BBA	2.041%	(196,428)

98,605,000	—	9/28/13	3 month USD-
			LIBOR-BBA	0.511043%	(71,407)

69,951,000	13,191	6/17/13	0.64%	3 month USD-
				LIBOR-BBA	(236,108)

8,837,000	—	9/29/41	3 month USD-
			LIBOR-BBA	2.857%	(180,056)

4,207,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.155%	(56,160)

35,989,000	—	9/30/13	3 month USD-
			LIBOR-BBA	0.53%	(12,640)

6,192,000	—	9/30/21	2.165%	3 month USD-
				LIBOR-BBA	77,111

974,000	—	9/30/16	3 month USD-
			LIBOR-BBA	1.25625%	(239)

2,293,000	—	10/3/41	2.8175%	3 month USD-
				LIBOR-BBA	65,943

71

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$13,999,000	$—	10/3/13	3 month USD-
			LIBOR-BBA	0.543%	$(1,784)

3,303,000	—	10/4/21	2.089%	3 month USD-
				LIBOR-BBA	65,447

10,087,000	—	10/6/21	1.999%	3 month USD-
				LIBOR-BBA	284,826

19,443,000	—	6/28/13	0.628%	3 month USD-
				LIBOR-BBA	(62,471)

27,062,000	—	7/8/13	0.6775%	3 month USD-
				LIBOR-BBA	(111,724)

2,451,000 E	—	4/11/22	2.265%	3 month USD-
				LIBOR-BBA	46,569

48,977,100	—	10/7/15	3 month USD-
			LIBOR-BBA	1.041%	155,140

2,666,070	—	10/7/18	1.73%	3 month USD-
				LIBOR-BBA	15,125

120,081,000	—	10/7/13	3 month USD-
			LIBOR-BBA	0.636%	(200,248)

28,643,000	—	10/7/21	2.11%	3 month USD-
				LIBOR-BBA	519,863

1,179,000	—	10/7/41	3 month USD-
			LIBOR-BBA	2.668%	(70,160)

3,503,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(15,343)

6,094,000	—	10/24/21	2.363%	3 month USD-
				LIBOR-BBA	(21,616)

99,000	—	10/24/13	3 month USD-
			LIBOR-BBA	0.648%	170

2,699,000	—	10/25/21	2.385%	3 month USD-
				LIBOR-BBA	(14,834)

16,842,000	—	10/27/13	0.64625%	3 month USD-
				LIBOR-BBA	(27,506)

25,118,000	—	7/12/13	3 month USD-
			LIBOR-BBA	0.7225%	124,801

47,674,000	—	7/13/13	0.645%	3 month USD-
				LIBOR-BBA	(162,817)

14,213,000	—	7/20/13	0.66%	3 month USD-
				LIBOR-BBA	(51,952)

8,702,414	(134,017)	9/21/21	3 month USD-
			LIBOR-BBA	3.14%	542,051

10,313,972	(196,481)	10/21/21	3 month USD-
			LIBOR-BBA	3.17%	604,964

8,300,000	10,700	3/30/31	3 month USD-
			LIBOR-BBA	4.17%	1,712,891

31,749,200	74,984	7/22/20	3 month USD-
			LIBOR-BBA	2.86%	2,132,417

28,798,000	—	7/28/13	3 month USD-
			LIBOR-BBA	0.635%	88,791

72

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
$23,569,000	$—	8/2/13	0.6425%	3 month USD-
				LIBOR-BBA	$(60,161)

16,843,000	—	8/3/13	0.5875%	3 month USD-
				LIBOR-BBA	(24,305)

8,429,000	—	8/3/41	3.83375%	3 month USD-
				LIBOR-BBA	(1,549,742)

16,061,000	—	8/5/13	0.576%	3 month USD-
				LIBOR-BBA	(18,955)

23,838,000	—	10/28/13	0.62875%	3 month USD-
				LIBOR-BBA	(29,388)

4,133,000	—	10/28/41	2.9525%	3 month USD-
				LIBOR-BBA	14,041

2,977,000	—	10/28/21	3 month USD-
			LIBOR-BBA	2.329%	(230)

25,316,600	—	10/31/16	1.44%	3 month USD-
				LIBOR-BBA	(167,801)

12,622,800	—	10/31/41	3.13%	3 month USD-
				LIBOR-BBA	(419,306)

1,571,000	—	10/31/21	2.5575%	3 month USD-
				LIBOR-BBA	(33,019)

10,999,000	—	10/31/21	2.55%	3 month USD-
				LIBOR-BBA	(223,589)

3,066,000	—	10/31/41	3 month USD-
			LIBOR-BBA	3.2025%	147,040

3,879,000	—	11/2/41	3.052%	3 month USD-
				LIBOR-BBA	(64,973)

13,386,000	—	8/17/13	0.45%	3 month USD-
				LIBOR-BBA	19,689

4,182,000	—	8/17/41	3.343%	3 month USD-
				LIBOR-BBA	(343,618)

15,515,000	—	8/17/21	3 month USD-
			LIBOR-BBA	2.39%	185,357

48,880,400	48,716	8/17/16	3 month USD-
			LIBOR-BBA	1.22%	97,201

12,398,500	(132,591)	8/17/41	3.32%	3 month USD-
				LIBOR-BBA	(1,092,962)

53,669,564	—	8/18/13	0.439%	3 month USD-
				LIBOR-BBA	91,231

93,375,163 E	—	3/21/13	3 month USD-
			LIBOR-BBA	0.44125%	(113,918)

13,940,000	(79,807)	9/8/16	3 month USD-
			LIBOR-BBA	2.14%	539,368

9,000,000	—	8/31/21	2.407%	3 month USD-
				LIBOR-BBA	(113,182)

18,233,000	—	8/31/13	0.509%	3 month USD-
				LIBOR-BBA	7,796

19,823,000	—	9/6/20	2.231%	3 month USD-
				LIBOR-BBA	(143,405)

73

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$1,263,000	$—	9/6/41	3.2375%	3 month USD-
					LIBOR-BBA	$(74,532)

	12,008,000	—	9/6/21	2.3875%	3 month USD-
					LIBOR-BBA	(119,400)

	42,236,000	—	9/6/13	3 month USD-
				LIBOR-BBA	0.48875%	(38,752)

	8,352,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.18%	(77,289)

	5,669,000	—	9/8/41	2.958%	3 month USD-
					LIBOR-BBA	(10,042)

	64,271,000	—	9/8/13	0.52875%	3 month USD-
					LIBOR-BBA	9,961

	23,573,000	—	9/8/21	3 month USD-
				LIBOR-BBA	2.186%	(205,206)

	4,832,000	—	9/12/20	2.032%	3 month USD-
					LIBOR-BBA	48,137

	12,229,000	—	9/12/13	0.497%	3 month USD-
					LIBOR-BBA	9,922

	662,000	—	9/12/41	3.012%	3 month USD-
					LIBOR-BBA	(8,276)

AUD	5,260,000	—	10/13/21	5.0575%	6 month AUD-
					BBR-BBSW	20,053

AUD	8,930,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	(375,062)

AUD	6,790,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	442,632

AUD	4,180,000	—	4/21/21	6.0675%	6 month AUD-
					BBR-BBSW	(326,985)

EUR	31,020,000	—	6/15/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.67%	786,658

EUR	38,775,000	—	6/15/13	1.95%	3 month EUR-
					EURIBOR-
					REUTERS	(913,846)

EUR	3,200,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.532%	(12,003)

EUR	1,670,000	—	10/4/21	2.542%	6 month EUR-
					EURIBOR-
					REUTERS	4,950

EUR	2,467,000	—	10/12/21	2.675%	6 month EUR-
					EURIBOR-
					REUTERS	(31,439)

EUR	4,890,000	—	10/14/21	6 month EUR-
				EURIBOR-
				REUTERS	2.73%	94,411

GBP	4,969,000	—	9/26/21	6 month GBP-
				LIBOR-BBA	2.54%	(96,552)

74

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
GBP	1,133,000	$—	10/3/21	2.5675%	6 month GBP-
					LIBOR-BBA	$18,451

GBP	2,960,000	—	8/8/21	2.9785%	6 month GBP-
					LIBOR-BBA	(148,267)

GBP	1,320,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(133,886)

GBP	4,470,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	397,818

Citibank, N.A.
	$7,333,000	—	9/23/13	3 month USD-
				LIBOR-BBA	0.459%	(12,398)

	2,191,000	—	9/23/21	3 month USD-
				LIBOR-BBA	2.136%	(31,924)

	9,539,300	(4,400)	9/26/13	0.49%	3 month USD-
					LIBOR-BBA	6,109

	6,848,200	(80,735)	9/26/21	3 month USD-
				LIBOR-BBA	2.09%	(211,372)

	2,840,000	—	9/30/18	1.73625%	3 month USD-
					LIBOR-BBA	12,730

	21,681,000	—	10/3/13	0.55625%	3 month USD-
					LIBOR-BBA	(2,859)

	18,194,750	—	10/3/20	3 month USD-
				LIBOR-BBA	2.04%	(201,290)

	16,486,500	—	10/3/21	2.159%	3 month USD-
					LIBOR-BBA	219,939

	1,038,000	—	10/3/41	3 month USD-
				LIBOR-BBA	2.804%	(32,706)

	1,390,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	(25,423)

	3,503,000 E	—	4/12/22	3 month USD-
				LIBOR-BBA	2.4275%	(15,343)

	6,477,000	—	10/17/21	3 month USD-
				LIBOR-BBA	2.37%	30,984

	12,218,000	—	10/28/13	0.62875%	3 month USD-
					LIBOR-BBA	(15,062)

	22,061,300	56,546	8/25/21	3 month USD-
				LIBOR-BBA	2.24%	240

SEK	11,002,200	—	10/3/21	2.555%	3 month SEK-
					STIBOR-SIDE	9,469

SEK	11,090,000	—	10/4/21	2.5%	3 month SEK-
					STIBOR-SIDE	17,715

SEK	33,151,000	—	7/8/16	3.275%	3 month SEK-
					STIBOR-SIDE	(258,704)

SEK	35,241,000	—	7/11/16	3.2825%	3 month SEK-
					STIBOR-SIDE	(275,872)

75

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International
$16,042,000	$—	6/30/21	3 month USD-
			LIBOR-BBA	3.159%	$1,410,415

18,231,000	—	9/20/13	0.52125%	3 month USD-
				LIBOR-BBA	7,771

29,073,100	—	9/21/13	0.5%	3 month USD-
				LIBOR-BBA	25,174

36,100,000	—	9/29/13	3 month USD-
			LIBOR-BBA	0.52375%	(17,300)

25,472,650	—	10/3/20	3 month USD-
			LIBOR-BBA	2.055%	(249,923)

23,081,100	—	10/3/21	2.172%	3 month USD-
				LIBOR-BBA	280,445

41,096,000	(81,730)	3/14/20	3 month USD-
			LIBOR-BBA	3.42%	4,327,781

17,600,000 E	—	3/21/13	1.15625%	3 month USD-
				LIBOR-BBA	(103,488)

40,000	—	10/11/13	3 month USD-
			LIBOR-BBA	0.65375%	79

3,503,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(15,343)

27,924,000	—	10/11/13	3 month USD-
			LIBOR-BBA	0.68%	69,520

2,453,000	—	10/17/21	3 month USD-
			LIBOR-BBA	2.37%	11,734

51,597,300	(10,556)	2/24/15	2.04%	3 month USD-
				LIBOR-BBA	(2,267,499)

31,345,000	—	10/31/13	3 month USD-
			LIBOR-BBA	0.65%	52,600

7,915,000	—	11/2/13	0.5825%	3 month USD-
				LIBOR-BBA	(2,533)

16,911,000	—	11/2/13	0.56%	3 month USD-
				LIBOR-BBA	2,198

512,000	—	8/18/41	3 month USD-
			LIBOR-BBA	3.3688%	44,724

2,658,000	—	8/23/14	3 month USD-
			LIBOR-BBA	0.633%	(1,817)

942,000	—	8/24/41	3.0775%	3 month USD-
				LIBOR-BBA	(25,713)

37,220,400	—	8/31/13	3 month USD-
			LIBOR-BBA	0.493%	(28,073)

8,000,000	—	8/31/21	2.407%	3 month USD-
				LIBOR-BBA	(100,606)

40,991,300	—	8/31/13	3 month USD-
			LIBOR-BBA	0.5125%	(14,828)

24,572,900	—	8/31/21	2.43125%	3 month USD-
				LIBOR-BBA	(363,831)

6,017,700	—	8/31/41	3 month USD-
			LIBOR-BBA	3.264%	396,651

76

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$12,482,000	$—	9/14/13	0.53875%	3 month USD-
					LIBOR-BBA	$172

	5,662,000	—	9/14/41	2.944%	3 month USD-
					LIBOR-BBA	8,740

	70,469,800	5,025	5/27/13	0.72%	3 month USD-
					LIBOR-BBA	(372,112)

CHF	6,542,000	—	9/28/21	6 month CHF-
				LIBOR-BBA	1.405%	(50,051)

CHF	1,792,000	—	10/5/21	6 month CHF-
				LIBOR-BBA	1.44%	(6,700)

CHF	1,083,000	—	10/7/21	1.465%	6 month CHF-
					LIBOR-BBA	1,145

CHF	1,322,000	—	10/10/21	1.45%	6 month CHF-
					LIBOR-BBA	3,930

CHF	1,660,000	—	10/14/21	1.535%	6 month CHF-
					LIBOR-BBA	(9,208)

GBP	2,300,000	—	10/12/21	6 month GBP-
				LIBOR-BBA	2.7875%	33,196

GBP	2,961,000	—	8/15/21	6 month GBP-
				LIBOR-BBA	2.91%	116,316

Deutsche Bank AG
	$7,573,000	—	9/14/21	2.145%	3 month USD-
					LIBOR-BBA	98,273

	3,264,000	—	9/14/41	3 month USD-
				LIBOR-BBA	2.95%	(1,031)

	10,779,000	—	9/19/14	3 month USD-
				LIBOR-BBA	0.6625%	(5,793)

	19,955,000	—	9/27/18	3 month USD-
				LIBOR-BBA	1.515%	(382,126)

	26,282,000	—	9/27/13	3 month USD-
				LIBOR-BBA	0.5175%	(15,019)

	18,000	—	9/29/21	3 month USD-
				LIBOR-BBA	2.165%	(224)

	61,672,000	—	6/10/13	0.59125%	3 month USD-
					LIBOR-BBA	(164,535)

	3,473,000	—	9/30/21	3 month USD-
				LIBOR-BBA	2.1875%	(36,098)

	29,111,600	—	10/3/20	3 month USD-
				LIBOR-BBA	2.034%	(336,756)

	26,378,400	—	10/3/21	2.153%	3 month USD-
					LIBOR-BBA	366,533

	4,435,000	—	10/4/13	3 month USD-
				LIBOR-BBA	0.56125%	975

	2,865,000	—	10/4/14	3 month USD-
				LIBOR-BBA	0.7175%	1,828

	25,928,700	—	10/7/14	3 month USD-
				LIBOR-BBA	0.792%	72,979

77

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$49,677,621	$—	10/7/16	1.3045%	3 month USD-
				LIBOR-BBA	$(80,143)

64,761,000	—	10/7/17	3 month USD-
			LIBOR-BBA	1.532%	(134,383)

703,000 E	—	10/7/21	3 month USD-
			LIBOR-BBA	3.0475%	(13,315)

17,285,800	—	10/7/14	3 month USD-
			LIBOR-BBA	0.787%	46,071

33,118,414	—	10/7/16	1.30125%	3 month USD-
				LIBOR-BBA	(48,058)

43,174,000	—	10/7/17	3 month USD-
			LIBOR-BBA	1.529%	(97,446)

14,611,065	—	10/7/16	1.303%	3 month USD-
				LIBOR-BBA	(22,388)

3,258,530	—	10/7/18	1.7265%	3 month USD-
				LIBOR-BBA	19,243

5,433,000	—	10/11/41	2.7725%	3 month USD-
				LIBOR-BBA	209,268

3,503,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(15,343)

2,846,000 E	—	4/13/22	3 month USD-
			LIBOR-BBA	2.498%	5,464

3,803,000	—	10/14/41	3 month USD-
			LIBOR-BBA	2.94375%	(14,719)

40,176,000	—	10/31/13	3 month USD-
			LIBOR-BBA	0.6505%	67,821

34,629,000	—	11/1/21	2.525%	3 month USD-
				LIBOR-BBA	(613,972)

50,305,000	—	11/1/13	3 month USD-
			LIBOR-BBA	0.615%	49,299

27,533,000	—	11/1/41	3 month USD-
			LIBOR-BBA	3.19125%	1,242,840

4,624,800	2,468	7/18/14	3 month USD-
			LIBOR-BBA	0.96%	51,858

51,875,000	—	7/27/13	0.6325%	3 month USD-
				LIBOR-BBA	(157,850)

3,400,272	—	8/8/20	2.547%	3 month USD-
				LIBOR-BBA	(123,451)

6,676,000	—	11/2/21	2.365%	3 month USD-
				LIBOR-BBA	(20,162)

22,432,200	—	8/15/41	3.300791%	3 month USD-
				LIBOR-BBA	(1,653,215)

11,014,600	—	8/17/18	1.84%	3 month USD-
				LIBOR-BBA	(66,268)

4,202,000	—	8/18/41	3.37%	3 month USD-
				LIBOR-BBA	(368,110)

10,966,300	—	8/24/16	1.23%	3 month USD-
				LIBOR-BBA	(10,835)

78

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$18,404,600	$—	8/24/21	2.271%	3 month USD-
					LIBOR-BBA	$(7,277)

	11,819,300	—	8/24/41	3 month USD-
				LIBOR-BBA	3.081%	331,093

	70,286,200	—	8/30/13	3 month USD-
				LIBOR-BBA	0.5075%	(33,204)

	39,339,100	—	8/30/21	2.4075%	3 month USD-
					LIBOR-BBA	(486,792)

	16,851,400	—	8/30/41	3 month USD-
				LIBOR-BBA	3.2425%	1,022,980

	81,637,800	(14,424)	5/13/13	0.75%	3 month USD-
					LIBOR-BBA	(511,595)

	45,387,400	—	8/31/13	3 month USD-
				LIBOR-BBA	0.4925%	(34,270)

	9,000,000	—	8/31/21	2.407%	3 month USD-
					LIBOR-BBA	(113,182)

	22,390,500	—	9/12/13	3 month USD-
				LIBOR-BBA	0.5%	(16,956)

	8,937,100	—	9/12/21	3 month USD-
				LIBOR-BBA	2.2125%	(59,310)

	6,057,500	—	9/12/41	3.065%	3 month USD-
					LIBOR-BBA	(141,285)

	3,893,000	—	9/14/16	3 month USD-
				LIBOR-BBA	1.175%	(12,275)

	18,572,826	(594,330)	8/25/41	3 month USD-
				LIBOR-BBA	4.09%	3,754,486

EUR	10,880,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	(1,341,018)

KRW	3,658,000,000	—	8/16/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.42%	(18,080)

KRW	3,650,000,000	—	5/9/16	4.115%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(83,922)

KRW	3,650,000,000	—	4/22/16	4.135%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(82,434)

KRW	3,620,000,000	—	4/29/16	4.14%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(82,401)

Goldman Sachs International
	$21,728,500	—	9/19/20	2.13375%	3 month USD-
					LIBOR-BBA	44,303

	29,545,500	—	9/19/13	3 month USD-
				LIBOR-BBA	0.515%	(15,880)

	6,089,500	—	9/19/41	3 month USD-
				LIBOR-BBA	3.05%	120,024

79

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$258,000	$—	9/20/41	3.065%	3 month USD-
				LIBOR-BBA	$(5,854)

21,231,900	—	9/21/13	0.5%	3 month USD-
				LIBOR-BBA	18,385

30,392,000	—	9/22/13	0.478%	3 month USD-
				LIBOR-BBA	40,014

21,243,400	—	9/23/13	3 month USD-
			LIBOR-BBA	0.4525%	(38,823)

22,803,000	—	9/26/13	3 month USD-
			LIBOR-BBA	0.50625%	(17,920)

17,839,000	—	9/26/21	3 month USD-
			LIBOR-BBA	1.93875%	(587,851)

20,422,335	(742,352)	9/29/41	3 month USD-
			LIBOR-BBA	3.99%	3,558,222

12,497,000	—	9/28/41	2.69625%	3 month USD-
				LIBOR-BBA	663,479

28,383,000	—	9/28/13	3 month USD-
			LIBOR-BBA	0.5125%	(19,949)

500,000	—	9/29/41	3 month USD-
			LIBOR-BBA	2.87%	(8,862)

3,906,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.15125%	(53,444)

4,043,000	—	10/3/13	3 month USD-
			LIBOR-BBA	0.558%	704

5,572,000	—	10/7/14	3 month USD-
			LIBOR-BBA	0.7775%	13,283

5,579,000	—	10/11/21	3 month USD-
			LIBOR-BBA	2.16%	(77,761)

3,503,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(15,343)

48,424,600	(20,585)	7/20/16	3 month USD-
			LIBOR-BBA	1.79%	1,501,669

2,846,000 E	—	4/13/22	3 month USD-
			LIBOR-BBA	2.498%	5,464

6,576,000	—	10/14/21	3 month USD-
			LIBOR-BBA	2.3745%	36,042

3,855,000	—	10/17/13	0.65375%	3 month USD-
				LIBOR-BBA	(7,349)

2,239,000	—	10/17/21	2.365%	3 month USD-
				LIBOR-BBA	(9,676)

2,917,000	—	10/18/13	3 month USD-
			LIBOR-BBA	0.65875%	6,013

15,457,000	—	10/18/21	2.40125%	3 month USD-
				LIBOR-BBA	(128,335)

4,748,000	—	10/21/13	0.632%	3 month USD-
				LIBOR-BBA	(6,789)

3,609,000	—	10/21/21	2.36%	3 month USD-
				LIBOR-BBA	(12,811)

80

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
$1,409,000	$—	10/21/41	3 month USD-
			LIBOR-BBA	2.94125%	$(6,902)

42,774,000	—	7/25/13	0.65625%	3 month USD-
				LIBOR-BBA	(150,935)

13,279,500 E	—	3/19/13	1.09375%	3 month USD-
				LIBOR-BBA	(69,850)

68,263,000	—	7/26/13	3 month USD-
			LIBOR-BBA	0.63%	204,956

26,888,000	—	7/28/13	3 month USD-
			LIBOR-BBA	0.61875%	74,244

9,944,100	—	10/25/21	2.39625%	3 month USD-
				LIBOR-BBA	(65,015)

4,158,000	—	10/26/13	0.64875%	3 month USD-
				LIBOR-BBA	(7,069)

3,650,000	—	10/26/21	3 month USD-
			LIBOR-BBA	2.3825%	18,910

8,365,000	—	10/26/41	3 month USD-
			LIBOR-BBA	3.005%	64,221

586,000	—	10/26/21	3 month USD-
			LIBOR-BBA	2.415%	4,779

2,246,000	—	10/26/41	3 month USD-
			LIBOR-BBA	3.0375%	32,077

530,000	—	10/27/21	3 month USD-
			LIBOR-BBA	2.435%	5,248

51,000,000	—	10/31/15	1.12%	3 month USD-
				LIBOR-BBA	(260,514)

8,429,400	—	10/31/41	3.10275%	3 month USD-
				LIBOR-BBA	(233,141)

23,130,000	—	8/24/16	1.235%	3 month USD-
				LIBOR-BBA	(28,619)

12,940,000	—	8/24/21	3 month USD-
			LIBOR-BBA	2.2625%	(5,052)

1,100,000	—	8/24/41	3.075%	3 month USD-
				LIBOR-BBA	(29,460)

88,194,000	—	8/30/13	3 month USD-
			LIBOR-BBA	0.48375%	(83,961)

8,000,000	—	8/31/21	2.407%	3 month USD-
				LIBOR-BBA	(100,606)

13,644,000	—	9/1/20	2.225%	3 month USD-
				LIBOR-BBA	(98,465)

4,508,000	—	9/1/41	3 month USD-
			LIBOR-BBA	3.195%	228,661

2,885,000	—	9/6/21	2.2575%	3 month USD-
				LIBOR-BBA	5,756

29,657,000	—	9/13/13	0.52125%	3 month USD-
				LIBOR-BBA	9,934

4,965,000	—	9/13/41	3.023%	3 month USD-
				LIBOR-BBA	(72,840)

81

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	13,240,000	$—	6/21/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.632%	$387,236

EUR	5,300,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	(14,694)

EUR	10,900,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	(30,221)

EUR	1,126,000	—	10/6/21	2.439%	6 month EUR-
					EURIBOR-
					REUTERS	17,821

EUR	22,600,000	—	5/26/13	2.224%	6 month EUR-
					EURIBOR-
					REUTERS	(418,728)

GBP	2,537,000 E	—	9/22/31	6 month GBP-
				LIBOR-BBA	4.06%	22,150

GBP	1,320,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	(28,025)

GBP	2,400,000 E	—	9/23/31	3.99%	6 month GBP-
					LIBOR-BBA	(4,168)

GBP	881,000	—	10/6/21	2.525%	6 month GBP-
					LIBOR-BBA	21,360

GBP	2,304,000 E	—	8/9/31	4.605%	6 month GBP-
					LIBOR-BBA	(145,591)

GBP	2,303,000 E	—	8/10/31	4.5175%	6 month GBP-
					LIBOR-BBA	(125,235)

KRW	6,576,000,000	—	9/19/16	3.395%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	39,306

KRW	8,552,000,000	—	7/11/16	4.035%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(168,311)

KRW	3,498,000,000	—	4/21/16	4.12%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(77,135)

KRW	7,616,987,000	—	8/2/16	3 month KRW-
				CD-KSDA-
				BLOOMBERG	3.845%	97,092

SEK	8,080,000	—	9/9/21	2.65%	3 month SEK-
					STIBOR-SIDE	(3,549)

JPMorgan Chase Bank, N.A.
	$6,781,900	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	1,181,360

	35,300,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	(211,800)

	26,600,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	(164,122)

82

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
$14,015,000	$—	9/27/13	3 month USD-
			LIBOR-BBA	0.51375%	$(9,040)

26,282,000	—	9/27/13	3 month USD-
			LIBOR-BBA	0.5175%	(15,019)

11,912,000	—	6/7/41	4.005%	3 month USD-
				LIBOR-BBA	(2,678,670)

7,821,000	(262,004)	9/8/41	3 month USD-
			LIBOR-BBA	4.0275%	1,459,680

14,664,500	—	7/11/13	0.715%	3 month USD-
				LIBOR-BBA	(70,779)

10,608,000	—	7/19/21	3.074%	3 month USD-
				LIBOR-BBA	(828,730)

8,113,000	—	9/29/21	3 month USD-
			LIBOR-BBA	2.18%	(89,706)

3,440,000	—	9/30/21	3 month USD-
			LIBOR-BBA	2.203%	(30,859)

6,476,000	—	10/3/21	3 month USD-
			LIBOR-BBA	2.184%	(71,567)

3,009,000	—	10/4/41	2.75%	3 month USD-
				LIBOR-BBA	128,119

15,276,000	—	10/4/13	3 month USD-
			LIBOR-BBA	0.58%	9,072

5,955,000	—	10/7/21	3 month USD-
			LIBOR-BBA	2.068%	(130,996)

11,085,000	—	10/11/21	3 month USD-
			LIBOR-BBA	2.2395%	(73,759)

3,503,000 E	—	4/12/22	3 month USD-
			LIBOR-BBA	2.4275%	(15,343)

7,666,000	—	10/14/13	3 month USD-
			LIBOR-BBA	0.677%	18,316

4,024,000	—	10/17/21	3 month USD-
			LIBOR-BBA	2.37%	19,250

12,342,600	—	10/19/21	3 month USD-
			LIBOR-BBA	2.387%	76,513

7,313,000	—	10/28/13	3 month USD-
			LIBOR-BBA	0.65%	12,087

1,082,000	—	10/28/21	3 month USD-
			LIBOR-BBA	2.396%	6,549

1,537,000	—	10/28/21	3 month USD-
			LIBOR-BBA	2.351%	2,971

8,429,400	—	10/31/41	3.235%	3 month USD-
				LIBOR-BBA	(460,061)

8,844,400	—	11/1/21	2.445%	3 month USD-
				LIBOR-BBA	(92,070)

69,639,000	—	11/2/13	0.5925%	3 month USD-
				LIBOR-BBA	(36,212)

12,893,000	—	8/19/13	0.4475%	3 month USD-
				LIBOR-BBA	19,768

83

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$4,234,000	$—	8/19/41	3.299%	3 month USD-
					LIBOR-BBA	$(309,081)

	12,540,000	—	8/19/21	3 month USD-
				LIBOR-BBA	2.3675%	121,723

	21,649,300	(15,459)	8/19/16	3 month USD-
				LIBOR-BBA	1.19%	(28,626)

	4,740,000	—	8/23/41	3.088%	3 month USD-
					LIBOR-BBA	(139,990)

	2,444,000	—	8/30/21	3 month USD-
				LIBOR-BBA	2.4225%	33,603

	36,309,900	—	8/31/13	3 month USD-
				LIBOR-BBA	0.5%	(22,242)

	27,048,000	—	9/2/13	0.486%	3 month USD-
					LIBOR-BBA	25,665

	2,383,000	—	9/2/41	3.187%	3 month USD-
					LIBOR-BBA	(116,786)

	17,264,000	—	9/2/21	3 month USD-
				LIBOR-BBA	2.35%	118,535

	21,419,000	—	9/14/21	3 month USD-
				LIBOR-BBA	2.124%	(319,233)

	25,493,000	—	9/14/21	2.1575%	3 month USD-
					LIBOR-BBA	301,594

	3,417,000	—	9/15/41	2.984%	3 month USD-
					LIBOR-BBA	(22,346)

	6,029,000	—	9/19/16	3 month USD-
				LIBOR-BBA	1.231%	(4,595)

CAD	6,260,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	107,160

CAD	10,310,000	—	9/21/21	3 month CAD-
				BA-CDOR	2.3911%	(176,488)

CAD	1,830,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	31,326

CAD	2,507,000	—	9/27/21	3 month CAD-
				BA-CDOR	2.415%	(38,460)

CAD	2,807,000	—	10/7/21	3 month CAD-
				BA-CDOR	2.5125%	(20,357)

CAD	2,937,000	—	10/14/21	3 month CAD-
				BA-CDOR	2.6575%	15,738

EUR	31,020,000	—	6/13/13	1 year EUR-
				EONIA-OIS-
				COMPOUND	1.74%	848,654

EUR	31,020,000	—	6/13/13	1.9865%	3 month EUR-
					EURIBOR-
					REUTERS	(760,359)

GBP	1,185,000	—	10/14/21	2.812%	6 month GBP-
					LIBOR-BBA	(20,985)

JPY	295,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(153,540)

84

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
JPY	550,920,000	$—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	$(81,228)

JPY	549,390,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	52,454

JPY	22,600,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	7,935

JPY	30,400,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(3,360)

JPY	350,000,000	—	9/12/21	1.02375%	6 month JPY-
					LIBOR-BBA	(7,820)

UBS, AG
AUD	6,284,000	—	9/27/21	6 month AUD-
				BBR-BBSW	4.79%	(158,276)

AUD	5,615,000	—	9/27/16	4.46%	6 month AUD-
					BBR-BBSW	52,683

CHF	30,584,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(442,144)

Total						$3,656,237

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$3,396,076	$(9,551)	1/12/40	5.00% (1 month	Synthetic TRS	$6,581
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

baskets	182,716	—	7/30/12	3 month USD-	A basket (GDX)	(301,481)
				LIBOR-BBA	of common stocks

Barclays Bank PLC
	$888,765	—	1/12/40	5.00% (1 month	Synthetic MBX	6,243
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,942,899	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(5,762)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	1,965,894	—	1/12/40	4.50% (1 month	Synthetic MBX	12,068
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	4,397,043	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(13,040)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

85

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$2,874,303	$—	1/12/40	5.00% (1 month	Synthetic MBX	$20,191
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,163,261	—	1/12/41	5.00% (1 month	Synthetic MBX	13,504
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

12,029,881	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(35,676)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

9,837,615	—	1/12/208	(6.50%) 1 month	Synthetic MBX	(29,175)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

7,122,224	—	1/12/41	5.00% (1 month	Synthetic MBX	44,459
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,949,159	—	1/12/40	4.00% (1 month	Synthetic MBX	14,567
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

344,391	—	1/12/40	4.00% (1 month	Synthetic TRS	1,527
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,620,000	—	4/7/16	(2.63%)	USA Non Revised	(47,260)
				Consumer Price
				Index-Urban
				(CPI-U)

3,396,076	65,268	1/12/40	(5.00%) 1 month	Synthetic TRS	49,604
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

5,114,091	—	1/12/41	5.00% (1 month	Synthetic MBX	31,923
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

16,776,094	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(49,752)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

10,919,700	—	1/12/40	4.00% (1 month	Synthetic MBX	53,938
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

86

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$19,263,039	$—	1/12/40	4.50% (1 month	Synthetic MBX	$118,251
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	2,918,758	—	1/12/41	4.50% (1 month	Synthetic MBX	19,739
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	12,763,199	—	1/12/40	4.50% (1 month	Synthetic MBX	78,350
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	9,562,766	—	1/12/40	4.50% (1 month	Synthetic MBX	58,704
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	25,181,785	—	1/12/41	5.00% (1 month	Synthetic MBX	188,315
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	778,107	—	1/12/40	5.00% (1 month	Synthetic MBX	5,466
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	2,524,820	—	1/12/40	5.00% (1 month	Synthetic MBX	17,736
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,830,057	—	1/12/40	5.00% (1 month	Synthetic MBX	12,856
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	10,082,717	—	1/12/38	(6.50%) 1 month	Synthetic TRS	91,692
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	6,059,768	—	1/12/41	5.00% (1 month	Synthetic TRS	18,663
				USD-LIBOR)	Index 5.00%
					30 year Ginnie Mae
					II pools

Citibank, N.A.
shares	30,830	—	9/26/12	3 month USD-LIBOR-
				BBA minus 0.60%	Netflix Inc.	1,491,254

	$2,852,811	—	1/12/41	5.00% (1 month	Synthetic MBX	17,808
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	6,166,024	—	1/12/40	5.00% (1 month	Synthetic TRS	41,185
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

87

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
	$1,352,677	$—	1/12/41	5.00% (1 month	Synthetic MBX	$8,444
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

baskets	753	—	4/11/12	(3 month USD-	A basket	3,026,431
				LIBOR-BBA plus	(CGPUTQL1)
				0.10%)	of common stocks

baskets	434,517	—	10/29/12	(3 month USD-	A basket	1,003,387
				LIBOR-BBA)	(CGPUTSB8)
					of common stocks

units	16,807	—	4/11/12	3 month USD-	Russell 2000	(2,800,593)
				LIBOR-BBA	Total Return Index
				minus 0.05%

units	702	—	4/11/12	3 month USD-	Russell 2000	(116,713)
				LIBOR-BBA	Total Return Index
				minus 0.05%

units	260	—	4/11/12	3 month USD-	Russell 1000	(43,301)
				LIBOR-BBA	Total Return Index
				minus 0.05%

Credit Suisse International
	$1,704,697	—	1/12/41	5.00% (1 month	Synthetic MBX	10,641
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	6,803,357	—	1/12/40	5.00% (1 month	Synthetic TRS	45,441
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	2,225,536	—	1/12/40	5.00% (1 month	Synthetic TRS	14,865
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

Deutsche Bank AG
	8,048,982	—	1/12/39	(6.00%) 1 month	Synthetic TRS	67,748
				USD-LIBOR	Index 6.00%
					30 year Fannie Mae
					pools

Goldman Sachs International
	1,500,000	—	3/1/16	2.47%	USA Non Revised	12,105
					Consumer Price
					Index-Urban
					(CPI-U)

	1,125,000	—	3/3/16	2.45%	USA Non Revised	7,954
					Consumer Price
					Index-Urban
					(CPI-U)

EUR	7,181,000	—	10/18/13	(1.7775%)	Eurostat Eurozone	(17,985)
					HICP excluding
					tobacco

88

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

UBS, AG
baskets	$476,409	$—	10/22/12	(3 month USD-	A basket	$3,389,347
				LIBOR-BBA plus	(UBSEMBSK)
				0.60%)	of common stocks

contracts	112,073	—	5/24/12	3 month USD-	MSCI Daily Total	(855,748)
				LIBOR-BBA	Return Net USD
				minus 0.35%	Index

shares	130,053	—	2/28/12	(3 month USD-	iShares MSCI	(132,021)
				LIBOR-BBA	Emerging Markets
				minus 0.25%)	Index

Total						$5,552,480

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/11

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	$(4,006)	$450,000	12/20/19	(100 bp)	$61,140

Deutsche Bank AG
DJ CDX NA IG Series
17 Index	BBB+	765,298	38,800,000	12/20/16	100 bp	435,757

Total						$496,897

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

89

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$5,941,988	$—	$—

Capital goods	8,583,812	—	—

Communication services	6,902,884	—	—

Conglomerates	921,962	—	—

Consumer cyclicals	27,143,025	—	—

Consumer staples	22,930,847	—	—

Energy	22,586,303	400,750	—

Financials	26,438,179	—	—

Health care	21,374,920	—	—

Technology	38,643,729	—	—

Transportation	5,438,384	—	—

Utilities and power	7,783,567	—	—

Total common stocks	194,689,600	400,750	—

Asset-backed securities	$—	$18,064,870	$—

Commodity linked notes	—	24,970,167	—

Corporate bonds and notes	—	111,288,481	—

Foreign government bonds and notes	—	11,712,596	—

Mortgage-backed securities	—	143,514,080	2,081,254

Purchased options outstanding	—	36,939,736	—

Senior loans	—	40,236,773	—

U.S. Government and Agency Mortgage Obligations	—	103,387,889	—

Short-term investments	43,927,258	157,953,883	—

Totals by level	$238,616,858	$648,469,225	$2,081,254

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	(770,969)	$—

Futures contracts	1,650,809	—	—

Written options	—	(78,344,541)	—

TBA sale commitments	—	(3,050,391)	—

Interest rate swap contracts	—	5,684,876	—

Total return swap contracts	—	5,496,763	—

Credit default contracts	—	(264,395)	—

Totals by level	$1,650,809	$(71,248,657)	$—

The accompanying notes are an integral part of these financial statements.

90

Statement of assets and liabilities 10/31/11

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $842,131,250)	$845,240,079
Affiliated issuers (identified cost $43,927,258) (Notes 1 and 6)	43,927,258

Cash	1,014,206

Foreign currency (cost $17,983) (Note 1)	18,307

Dividends, interest and other receivables	3,929,196

Receivable for shares of the fund sold	3,514,445

Receivable for investments sold	14,503,525

Unrealized appreciation on swap contracts (Note 1)	47,442,231

Unrealized appreciation on forward currency contracts (Note 1)	4,784,641

Premium paid on swap contracts (Note 1)	2,484,570

Total assets	966,858,458

LIABILITIES

Payable for variation margin (Note 1)	296,499

Payable for investments purchased	8,766,656

Payable for purchases of delayed delivery securities (Note 1)	104,341,712

Payable for shares of the fund repurchased	7,223,938

Payable for compensation of Manager (Note 2)	440,297

Payable for investor servicing fees (Note 2)	118,715

Payable for custodian fees (Note 2)	42,323

Payable for Trustee compensation and expenses (Note 2)	15,719

Payable for administrative services (Note 2)	2,783

Payable for distribution fees (Note 2)	208,922

Unrealized depreciation on forward currency contracts (Note 1)	5,555,610

Written options outstanding, at value (premiums received $65,287,754) (Notes 1 and 3)	78,344,541

Premium received on swap contracts (Note 1)	1,272,940

Unrealized depreciation on swap contracts (Note 1)	37,736,617

TBA sale commitments, at value (proceeds receivable $3,038,086) (Note 1)	3,050,391

Other accrued expenses	84,036

Total liabilities	247,501,699

Net assets	$719,356,759

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$710,289,043

Undistributed net investment income (Note 1)	14,642,972

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(6,222,109)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	646,853

Total — Representing net assets applicable to capital shares outstanding	$719,356,759

(Continued on next page)

91

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($364,713,760 divided by 32,145,291 shares)	$11.35

Offering price per class A share (100/94.25 of $11.35)*	$12.04

Net asset value and offering price per class B share ($22,983,713 divided by 2,054,104 shares)**	$11.19

Net asset value and offering price per class C share ($132,156,473 divided by 11,809,257 shares)**	$11.19

Net asset value and redemption price per class M share ($3,829,524 divided by 341,105 shares)	$11.23

Offering price per class M share (100/96.50 of $11.23)*	$11.64

Net asset value, offering price and redemption price per class R share
($643,020 divided by 57,150 shares)	$11.25

Net asset value, offering price and redemption price per class Y share
($195,030,269 divided by 17,148,686 shares)	$11.37

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

92

Statement of operations Year ended 10/31/11

INVESTMENT INCOME

Interest (net of foreign tax of $16,623) (including interest income of $29,872
from investments in affiliated issuers) (Note 6)	$24,661,921

Dividends	3,453,600

Total investment income	28,115,521

EXPENSES

Compensation of Manager (Note 2)	5,977,568

Investor servicing fees (Note 2)	1,403,190

Custodian fees (Note 2)	134,677

Trustee compensation and expenses (Note 2)	45,675

Administrative services (Note 2)	18,586

Distribution fees — Class A (Note 2)	825,202

Distribution fees — Class B (Note 2)	211,318

Distribution fees — Class C (Note 2)	1,147,976

Distribution fees — Class M (Note 2)	28,306

Distribution fees — Class R (Note 2)	2,834

Other	393,622

Fees waived and reimbursed by Manager (Note 2)	(539,614)

Total expenses	9,649,340

Expense reduction (Note 2)	(6,207)

Net expenses	9,643,133

Net investment income	18,472,388

Net realized gain on investments (Notes 1 and 3)	14,873,269

Net realized loss on swap contracts (Note 1)	(1,439,980)

Net realized loss on futures contracts (Note 1)	(14,546,739)

Net realized loss on foreign currency transactions (Note 1)	(8,763,798)

Net realized gain on written options (Notes 1 and 3)	4,070,402

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(1,060,125)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	(2,091,117)

Net loss on investments	(8,958,088)

Net increase in net assets resulting from operations	$9,514,300

The accompanying notes are an integral part of these financial statements.

93

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 10/31/11	Year ended 10/31/10

Operations:
Net investment income	$18,472,388	$15,036,062

Net realized gain (loss) on investments
and foreign currency transactions	(5,806,846)	165,630

Net unrealized depreciation of investments and assets
and liabilities in foreign currencies	(3,151,242)	(1,176,491)

Net increase in net assets resulting from operations	9,514,300	14,025,201

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(8,169,234)	(1,471,077)

Class B	(467,344)	(75,012)

Class C	(2,392,932)	(453,940)

Class M	(75,223)	(25,425)

Class R	(13,926)	(1,562)

Class Y	(5,334,657)	(1,218,841)

Net realized short-term gain on investments

Class A	(1,168,906)	(235,372)

Class B	(81,523)	(16,516)

Class C	(424,194)	(87,156)

Class M	(13,125)	(4,694)

Class R	(2,079)	(273)

Class Y	(711,941)	(180,569)

From net realized long-term gain on investments
Class A	—	(264,794)

Class B	—	(18,581)

Class C	—	(98,051)

Class M	—	(5,280)

Class R	—	(308)

Class Y	—	(203,140)

Redemption fees (Note 1)	—	2,587

Increase from capital share transactions (Note 4)	158,875,325	375,059,866

Total increase in net assets	149,534,541	384,727,063

NET ASSETS

Beginning of year	569,822,218	185,095,155

End of year (including undistributed net investment income of
$14,642,972 and $12,543,670, respectively)	$719,356,759	$569,822,218

The accompanying notes are an integral part of these financial statements.

94

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95

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%) [e]

Class A
October 31, 2011	$11.45	.33	(.04)	.29	(.34)	(.05)	(.39)	—	$11.35	2.55	$364,714	1.37	2.86	174
October 31, 2010	11.16	.43	.06	.49	(.15)	(.05)	(.20)	— [f]	11.45	4.44	279,592	1.63	3.81	244
October 31, 2009†	10.00	.33	.83	1.16	—	—	—	— [f]	11.16	11.60*	86,344	1.41*	3.06*	48*

Class B
October 31, 2011	$11.31	.24	(.03)	.21	(.28)	(.05)	(.33)	—	$11.19	1.84	$22,984	2.12	2.14	174
October 31, 2010	11.08	.34	.05	.39	(.11)	(.05)	(.16)	— [f]	11.31	3.54	18,375	2.38	3.05	244
October 31, 2009†	10.00	.29	.79	1.08	—	—	—	— [f]	11.08	10.80*	6,613	2.05*	2.71*	48*

Class C
October 31, 2011	$11.31	.24	(.04)	.20	(.27)	(.05)	(.32)	—	$11.19	1.79	$132,156	2.12	2.12	174
October 31, 2010	11.09	.34	.06	.40	(.13)	(.05)	(.18)	— [f]	11.31	3.59	98,655	2.38	3.05	244
October 31, 2009†	10.00	.32	.77	1.09	—	—	—	— [f]	11.09	10.90*	29,797	2.05*	2.89*	48*

Class M
October 31, 2011	$11.32	.27	(.03)	.24	(.28)	(.05)	(.33)	—	$11.23	2.12	$3,830	1.87	2.34	174
October 31, 2010	11.10	.37	.03	.40	(.13)	(.05)	(.18)	— [f]	11.32	3.64	3,134	2.13	3.30	244
October 31, 2009†	10.00	.33	.77	1.10	—	—	—	— [f]	11.10	11.00*	1,473	1.84*	3.04*	48*

Class R
October 31, 2011	$11.37	.30	(.05)	.25	(.32)	(.05)	(.37)	—	$11.25	2.26	$643	1.62	2.60	174
October 31, 2010	11.12	.40	.04	.44	(.14)	(.05)	(.19)	— [f]	11.37	3.97	431	1.88	3.56	244
October 31, 2009†	10.00	.32	.80	1.12	—	—	—	— [f]	11.12	11.20*	109	1.62*	2.99*	48*

Class Y
October 31, 2011	$11.47	.36	(.05)	.31	(.36)	(.05)	(.41)	—	$11.37	2.75	$195,030	1.12	3.13	174
October 31, 2010	11.17	.46	.05	.51	(.16)	(.05)	(.21)	— [f]	11.47	4.64	169,634	1.38	4.04	244
October 31, 2009†	10.00	.40	.77	1.17	—	—	—	— [f]	11.17	11.70*	60,759	1.19*	3.56*	48*

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

October 31, 2011	0.08%

October 31, 2010	0.03

October 31, 2009	0.46

e Portfolio turnover excludes dollar roll transactions.

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

96	97

Notes to financial statements 10/31/11

Note 1: Significant accounting policies

Putnam Absolute Return 700 Fund (the fund) is a diversified series of Putnam Funds Trust (the trust), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks to earn a positive total return that exceeds the rate of inflation by 700 basis points (or 7.00%), as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index over a reasonable period of time regardless of market conditions or general market direction. The fund pursues a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from November 1, 2010 through October 31, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

C) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

E) Futures contracts The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

F) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio and to enhance the return on securities owned. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately 565,800,000 on purchased options contracts for the reporting period.

G) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $291,500,000 on forward currency contracts for the reporting period.

H) Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $439,400,000 on total return swap contracts for the reporting period.

I) Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $2,664,200,000 on interest rate swap contracts for the reporting period.

J) Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $52,400,000 on credit default swap contracts for the reporting period.

K) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master

Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $10,250,100 at the close of the reporting period. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $45,742,862 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $48,952,050.

L) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

P) Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Q) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

At October 31, 2011, the fund had a capital loss carryover of $1,806,605 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2019. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

These differences include temporary and/or permanent differences of foreign currency gains and losses, realized and unrealized gains and losses on certain futures contracts, income on swap contracts, interest only securities and redesignation of taxable income. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $80,230 to increase undistributed net investment income and $121,615 to increase paid-in-capital, with an increase to accumulated net realized losses of $201,845.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$38,432,846
Unrealized depreciation	(37,467,722)

Net unrealized appreciation	965,124
Undistributed ordinary income	18,677,502
Capital loss carryforward	(1,806,605)
Cost for federal income tax purposes	$888,198,661

S) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

1.030%	of the first $5 billion,
0.980%	of the next $5 billion,
0.930%	of the next $10 billion,
0.880%	of the next $10 billion,
0.830%	of the next $50 billion,
0.810%	of the next $50 billion,
0.800%	of the next $100 billion,
0.795%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 7.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.28%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.88% of the fund’s average net assets before an increase of $131,190 (0.02% of the fund’s average net assets) based on performance.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2012, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under each fund’s distribution plans) would exceed an annual rate of 1.10% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $539,614 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (State Street). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $5,464 under the expense offset arrangements and by $743 under the brokerage/ service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $571, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $249,118 and $8,454 from the sale of class A and class M shares, respectively, and received $41,987 and $30,713 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $1,629 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,004,795,520 and $908,581,398, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

		Written	Written	Written	Written
		swap option	swap option	equity option	equity option
		contract	premiums	contract	premiums
		amounts	received	amounts	received

Written options outstanding at the
beginning of the reporting period	USD	245,226,480	$16,019,986	—	$—

Options opened	USD	1,289,330,696	49,971,595	16,393,642	9,802,548
	CHF	29,160,000	28,887	—	—

Options exercised	USD	(140,397,302)	(4,172,336)	—	—

Options expired	USD	—	—	(12,349,943)	(3,820,312)

Options closed	USD	—	—	(1,734,969)	(2,513,727)
	CHF	(29,160,000)	(28,887)	—	—

Written options outstanding at the
end of the reporting period	USD	1,394,159,874	$61,819,245	2,308,730	$3,468,509

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/11		Year ended 10/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	18,112,482	$208,722,727	21,763,862	$245,768,014

Shares issued in connection with
reinvestment of distributions	713,542	7,998,802	159,219	1,784,850

	18,826,024	216,721,529	21,923,081	247,552,864

Shares repurchased	(11,109,900)	(127,412,446)	(5,229,493)	(59,184,483)

Net increase	7,716,124	$89,309,083	16,693,588	$188,368,381

	Year ended 10/31/11		Year ended 10/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	751,426	$8,561,358	1,203,350	$13,486,923

Shares issued in connection with
reinvestment of distributions	45,503	506,450	9,235	102,949

	796,929	9,067,808	1,212,585	13,589,872

Shares repurchased	(366,921)	(4,178,314)	(185,091)	(2,075,351)

Net increase	430,008	$4,889,494	1,027,494	$11,514,521

	Year ended 10/31/11		Year ended 10/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	5,575,202	$63,711,440	7,151,162	$80,125,626

Shares issued in connection with
reinvestment of distributions	196,433	2,186,296	42,914	478,496

	5,771,635	65,897,736	7,194,076	80,604,122

Shares repurchased	(2,684,420)	(30,534,870)	(1,158,904)	(12,975,399)

Net increase	3,087,215	$35,362,866	6,035,172	$67,628,723

	Year ended 10/31/11		Year ended 10/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	199,468	$2,298,205	212,407	$2,382,773

Shares issued in connection with
reinvestment of distributions	7,426	82,726	2,931	32,683

	206,894	2,380,931	215,338	2,415,456

Shares repurchased	(142,592)	(1,613,112)	(71,312)	(799,494)

Net increase	64,302	$767,819	144,026	$1,615,962

	Year ended 10/31/11		Year ended 10/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	30,089	$345,497	31,578	$353,680

Shares issued in connection with
reinvestment of distributions	1,437	16,005	192	2,143

	31,526	361,502	31,770	355,823

Shares repurchased	(12,270)	(141,949)	(3,661)	(41,322)

Net increase	19,256	$219,553	28,109	$314,501

	Year ended 10/31/11		Year ended 10/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	13,107,648	$151,422,143	13,566,682	$153,272,406

Shares issued in connection with
reinvestment of distributions	378,525	4,243,266	95,393	1,069,350

	13,486,173	155,665,409	13,662,075	154,341,756

Shares repurchased	(11,131,173)	(127,338,899)	(4,305,514)	(48,723,978)

Net increase	2,355,000	$28,326,510	9,356,561	$105,617,778

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Derivatives not
accounted for as
hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$65,146	Payables	$329,541

Foreign exchange
contracts	Receivables	4,784,641	Payables	5,555,610

	Investments,		Payables, Net
	Receivables, Net assets —		assets — Unrealized
	Unrealized appreciation/		appreciation/
Equity contracts	(depreciation)	15,473,163	(depreciation)	7,366,357

	Investments,		Payables, Net
	Receivables, Net assets —		assets — Unrealized
Interest rate	Unrealized appreciation/		appreciation/
contracts	(depreciation)	73,522,018	(depreciation)	110,201,181

Total		$93,844,968		$123,452,689

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$184,017	$184,017

Foreign exchange
contracts	—	—	(1,093,905)	—	(1,093,905)

Equity contracts	1,244,837	2,167,417	—	3,229,246	6,641,500

Interest rate contracts	(6,990,833)	3,399,935	—	8,010,140	4,419,242

Total	$(5,745,996)	$5,567,352	$(1,093,905)	$11,423,403	$10,150,854

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$770,549	$770,549

Foreign exchange
contracts	—	—	(8,780,747)	—	$(8,780,747)

Equity contracts	(3,557,544)	(6,925,954)	—	12,565,501	$2,082,003

Interest rate contracts	(1,491,615)	(7,620,785)	—	(14,776,030)	$(23,888,430)

Total	$(5,049,159)	$14,546,739)	$(8,780,747)	$(1,439,980)	$(29,816,625)

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $29,872 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $679,754,900 and $672,648,443, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Statement of Additional Information Supplement	July 2, 2012

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam American Government Income Fund
Putnam Capital Opportunities Fund
Putnam Dynamic Asset Allocation Balanced Fund
Putnam Dynamic Asset Allocation Conservative Fund
Putnam Dynamic Asset Allocation Growth Fund
Putnam Dynamic Risk Allocation Fund
Putnam Equity Income Fund
Putnam Global Equity Fund
Putnam Global Income Trust
The Putnam Fund for Growth and Income
Putnam Growth Opportunities Fund
Putnam Income Fund
Putnam International Equity Fund
Putnam Investors Fund
Putnam Short Duration Income Fund
Putnam Voyager Fund

1. The first paragraph of the section “DISTRIBUTION PLANS – Program Servicing Payments” is replaced with the following:

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. The amount paid for program services varies depending on the share class selected and by dealer, and may also take into account the extent to which the program services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. There are no payments for program servicing support in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

2. The first and second paragraphs of the section “MANAGEMENT—Investor Servicing Agent” are replaced with the following:

Putnam Investor Services, Inc. (“Putnam Investor Services”), located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund. The fee paid to Putnam Investor Services with respect to assets attributable to class A, class B, class C, class M, class R, class T and class Y shares, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average assets attributable to class R5 shares applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average assets attributable to class R6 shares. Through at least December 31, 2012, investor servicing fees for each fund will not exceed an annual rate of 0.320% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the headings “Distribution Plans – Additional Dealer Payments.”

3. The section “INVESTOR SERVICES—Exchange Privilege—Same-Fund Exchange Privilege” is replaced with the following:

Same-Fund Exchange Privilege. Class A shareholders who are eligible to purchase class Y, class R5 or class R6 shares may exchange their class A shares for class Y, class R5, or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC and class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class Y shareholders who are eligible to purchase class A, class C, class R5 or class R6 shares may exchange their class Y shares for class A, class C, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A or class C shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to a same-fund exchange. In addition, for federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which a shareholder may hold shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

4. For Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam American Government Fund, Putnam Growth Opportunities Fund, Putnam Investors Fund, Putnam International Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Capital Opportunities Fund and Putnam Voyager Fund only, the following sentence is added to the cover page:

The financial highlights and financial statements included in the fund’s most recent semiannual report to shareholders are incorporated by reference into this SAI. The fund’s semiannual report is available, without charge, upon request by calling Putnam Investor Services at 1-800-225-1581.

5. For Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam American Government Fund, Putnam Growth Opportunities Fund, Putnam Investors Fund, Putnam International Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Capital Opportunities Fund and Putnam Voyager Fund only, the following sentence is added to the end of the section “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS:”

The financial highlights and financial statements included in the fund's semiannual report identified below are incorporated by reference into this SAI.

Fund	File	Report	Filing date
	number	date

Putnam American Government Fund	811-04178	3/31/12	5/30/12

Putnam Capital Opportunities Fund	811-07237	10/31/11	12/29/11

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Balanced Fund

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Conservative Fund

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Growth Fund

Putnam Dynamic Risk Allocation Fund	811-07513	11/30/11	1/27/12

Putnam Growth Opportunities	811-07237	1/31/12	3/30/12

Putnam International Equity Fund	811-06190	12/31/11	2/28/12

Putnam Investors Fund	811-00159	1/31/12	3/28/12

Putnam Voyager Fund	811-01682	1/31/12	3/30/12

PUTNAM INVESTMENTS	7/12

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PDREX	PDRBX	PDRFX	PDRTX	PDRRX	PDRYX

Putnam
Dynamic Risk
Allocation Fund

Prospectus
9 | 13 | 11

Fund summary	2
What are the fund’s main investment strategies and related risks?	7
Who oversees and manages the fund?	16
How does the fund price its shares?	19
How do I buy fund shares?	20
How do I sell or exchange fund shares?	27
Policy on excessive short-term trading	29
Distribution plans and payments to dealers	32
Fund distributions and taxes	34
Appendix A — Supplemental performance information
of similar accounts	36

Investment Category:	These securities have not been approved
Asset Allocation	or disapproved by the Securities and
This prospectus explains what	Exchange Commission nor has the
you should know about this	Commission passed upon the accuracy
mutual fund before you invest.	or adequacy of this prospectus. Any
Please read it carefully.	statement to the contrary is a crime.

Fund summary

Goal

Putnam Dynamic Risk Allocation Fund seeks total return. Total return is composed of capital appreciation and income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 20 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total
						annual fund
						operating
						expenses
		Distri-		Total		after
		bution and		annual fund	Expense	expense
Share	Manage-	service	Other	operating	reimburse-	reimburse-
class	ment fees	(12b-1) fees	expenses****	expenses	ment*****	ment

Class A	0.90%	0.25%	0.97%	2.12%	(0.72)%	1.40%
Class B	0.90%	1.00%	0.97%	2.87%	(0.72)%	2.15%
Class C	0.90%	1.00%	0.97%	2.87%	(0.72)%	2.15%
Class M	0.90%	0.75%	0.97%	2.62%	(0.72)%	1.90%
Class R	0.90%	0.50%	0.97%	2.37%	(0.72)%	1.65%
Class Y	0.90%	N/A	0.97%	1.87%	(0.72)%	1.15%

2	Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

**** Other expenses are based on estimated amounts for the current fiscal year.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least September 30, 2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years

Class A	$709	$1,070
Class B	$718	$1,053
Class B (no redemption)	$218	$753
Class C	$318	$753
Class C (no redemption)	$218	$753
Class M	$536	$1,004
Class R	$168	$602
Class Y	$117	$448

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Investments, risks, and performance

Investments

The fund invests in a diversified set of asset classes. By investing in a broader set of asset classes than a traditional balanced fund, and by using leverage to increase the fund’s exposures to asset classes, we (Putnam Investment Management, LLC) believe that the fund may achieve a higher total return than a traditional balanced fund with approximately the same amount of risk

Prospectus	3

as a traditional balanced fund. Risk is measured by the volatility of the fund’s investment portfolio.

The fund may invest without limit in U.S., international, and emerging markets equity securities (growth or value stocks or both) of companies of any size and fixed-income securities of corporate and governmental issuers without constraint as to maturity or credit quality (including in high yield securities, which are sometimes referred to as “junk bonds”); mortgage- and asset-backed securities; inflation-protected securities; commodities; and real estate investment trusts. These asset classes offer different return potential and exposure to different investment risks.

We allocate the fund’s assets among asset classes in a manner intended to diversify the fund’s exposure to these different types of risk. We typically use leverage to adjust or to increase the fund’s exposure to certain asset classes in order to diversify, or balance, risk exposure. We expect that, on average, net notional investment exposure of approximately 150% of the net assets of the fund will result from the fund’s allocation strategy under normal market conditions, although the amounts of leverage may be significantly higher or lower at any given time. We believe that better risk diversification creates the potential for the fund to perform well in a variety of market environments. Because the potential risks and returns of asset classes, the costs of leverage, and the benefits of diversification vary over time and with market conditions, we make dynamic adjustments to the fund’s asset allocations as the market environment changes. We use qualitative analysis, which includes evaluation of the business cycle environment and its impact on different asset classes, and quantitative techniques, which incorporate individual valuation and relative valuation measures, to establish asset class allocations that we believe will enable the fund to perform well in a variety of environments. We also use active trading strategies, such as active security selection, tactical asset allocation, currency transactions and options transactions. Certain of these strategies may introduce additional investment leverage.

When making particular investments within an asset class, we may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed income investments. We may also take into account general market conditions when making investment decisions. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for hedging purposes, to obtain leverage, and to adjust the return and volatility

4	Prospectus

characteristics of the fund’s investments. We may also engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance, and our efforts to diversify risk through the use of leverage and allocation decisions may not be successful. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (which may be considered speculative). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

Prospectus	5

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the fund completes a full calendar year of operation.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of the fund since 2011

James Fetch, Portfolio Manager, portfolio manager of the fund since 2011

Robert Kea, Portfolio Manager, portfolio manager of the fund since 2011

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2011

Robert Schoen, Portfolio Manager, portfolio manager of the fund since 2011

Jason Vaillancourt, Portfolio Manager, portfolio manager of the fund since 2011

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

6	Prospectus

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are the fund’s main investment strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by allocating the fund’s assets among many different asset classes and using leverage and active trading strategies.

The fund is one of the four funds in the Putnam Global Asset Allocation suite. The fund has the most flexible allocation strategies of the funds in the suite. The other funds in the suite pursue their goals by making strategic allocations to equity and fixed income asset classes, and by adjusting these allocations dynamically within certain specified ranges as market conditions change. In contrast, this fund has the flexibility to make allocations to a broader range of asset classes without regard to any fixed or targeted ranges, and also seeks to adjust its exposure to asset classes in order to balance its exposure to the types of risks associated with particular asset classes. This fund typically uses leverage to adjust or to increase its allocations to asset classes in order to diversify, or balance, risk exposure, and it adjusts its allocations dynamically as market conditions change.

A description of the fund’s dynamic risk allocation strategy, as well as of the types of investments that the fund may make and the associated risks, follows.

• Dynamic risk allocation strategy. The fund invests in a diversified set of asset classes, which offer different return potential and different levels of exposure to equity risk, interest rate risk, credit risk, and inflation risk. The fund adjusts its allocations to asset classes with the goal of diversifying, or balancing, its exposure to these types of risk, and it typically uses leverage to adjust or to increase its allocations to asset classes in order to achieve the desired risk diversification. We believe that better risk diversification creates the potential for the fund to perform well in a variety of market environments, even those in which equity investments or fixed income investments may struggle. The

Prospectus	7

fund’s efforts to diversify risk exposure may help to reduce the frequency and severity of periods during which the fund experiences negative returns, although there can be no guarantee that this will be the case.

The fund’s strategies are designed to seek opportunities for returns over the long term that are superior to the returns of traditional balanced funds, but with similar levels of risk, as measured by the volatility of the fund’s portfolio. Volatility refers to the tendency of investments and markets to fluctuate in price over time. The greater an investment’s or market’s volatility, the more sharply its price may fluctuate. A fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

The fund differs from a traditional balanced fund that invests relatively stable portions of its assets in equity investments and fixed income investments. While a traditional balanced fund may have roughly comparable exposures to these asset classes, a significant majority of the fund’s risk, or volatility, will come from its exposure to equity investments. For example, in a typical traditional balanced fund that allocates 60% of its assets to equity investments and 40% to fixed income investments, most of the fund’s volatility would typically come from its equity investments. In contrast, we will generally place less emphasis on equity investments and more emphasis on fixed income investments and other asset classes, using strategies generally intended to result in approximately the same overall risk, or volatility, as traditional balanced funds, but with greater diversification of the sources of risk.

Our strategy of allocating the fund’s assets among many asset classes generally depends upon our ability to estimate the expected returns, volatility, and correlations of the relevant markets for success. Expected returns and volatility for different asset classes vary over time, as do the correlations of different asset classes. To address this variation, our allocations are dynamic, which means that we adjust the fund’s allocations to take advantage of opportunities that arise from different economic conditions. While this flexibility is generally expected to result in diversification of the portfolio across multiple asset classes, the fund may focus on one or more asset classes from time to time. We cannot assure you that any asset class will perform as expected or that asset classes will display the level of correlation that we anticipated. If our assessment of the risk and return potential of asset classes is incorrect, the fund could significantly underperform the markets in general, particular markets, or other funds that make similar investments. If our assessment of the correlations between different asset classes is incorrect, the fund may not achieve the level of diversification that we anticipated, which may increase the risk of underperformance or negative performance. Within each asset class, we make specific investments on the basis of quantitative

8	Prospectus

analysis, in addition to fundamental research and analysis. Even if our asset allocation decisions are successful, the fund may fail to meet its objective or may lose money if the particular investments that we make within each asset class do not perform as we expect.

• Leverage. In pursuing our strategy of diversifying risk by placing less emphasis on equity investments than a typical balanced fund and increasing exposure to asset classes that typically provide lower returns than equity investments, we will generally seek to enhance the fund’s total returns by using investment leverage through derivatives to increase the fund’s exposure to investments. Under normal market conditions, we expect that, on average, investment leverage associated with the fund’s dynamic asset allocation strategy will result in a net notional investment exposure of approximately 150% of the net assets of the fund, although the amounts of leverage may be significantly higher or lower at any given time. This expected average level of investment leverage means that, for every $100 invested in the fund, the fund will obtain an exposure to $150 of underlying investments after long and short positions are netted against each other. We may make an investment directly, or we may obtain exposure to the investment synthetically, through the use of one or more derivatives. We treat a synthetic investment as having the same net notional investment exposure as the equivalent direct investment. The fund’s active trading strategies may involve the use of derivatives that introduce additional investment leverage. There are costs associated with investment leverage, and these costs may vary over time. When determining the appropriate amount of investment leverage for the fund, we will take into account these costs, as well as our goal that the fund will experience approximately the same volatility as a typical balanced fund. If our judgments about the performance of asset classes or investments prove incorrect while the fund’s exposure to underperforming asset classes or investments is increased through the use of investment leverage, a relatively small market movement may result in significant losses to the fund.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively

Prospectus	9

unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States. The fund may invest in small and midsize companies without limit.

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

10	Prospectus

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. The fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, if the fund purchases inflation-adjusted debt instruments in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We may invest without limit in higher-yield, higher-risk debt investments that are below investment-grade (sometimes referred to as “junk bonds”), including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment-grade and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt

Prospectus	11

instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

12	Prospectus

• Foreign investments. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging markets countries may have less developed markets and legal and regulatory systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets countries may be more volatile and less liquid than U.S. investments. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

Prospectus	13

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. As described above, we typically use derivatives to obtain investment leverage. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease the fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s investment in derivatives may be limited by its intention to qualify as a regulated investment company.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

• Real estate investment trusts (REITs). A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. We will invest

14	Prospectus

in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

• Commodity-linked notes. Commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities, including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measures, have substantial risk of loss with respect to both principal and interest and are subject to the credit risks associated with the issuer. The fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company.

• Short sales. We may engage in short sales, which are transactions in which a fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss which is theoretically unlimited. The fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the fund’s share price and make the fund’s returns more volatile. This is because leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities. The use of leverage may also cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and bank loans. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described under the heading Miscellaneous Investments, Investment Practices and Risks in the SAI.

Prospectus	15

• Alternative strategies. At times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause the fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they

16	Prospectus

are not officers of the fund or affiliated with Putnam Investment Management, LLC ( Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business.

The basis for the Trustees’ approval of the fund’s management contract and the sub-management contract described below will be discussed in the fund’s first report to shareholders.

The fund pays a monthly management fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds) (“Total Open-End Mutual Fund Average Net Assets”) as set forth below.

1.050% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;

1.000% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;

0.950% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

0.900% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;

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0.850% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.830% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

0.820% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;

0.815% of any excess thereafter.

Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years

Jeffrey Knight	2011	Putnam Management	Head of Global Asset Allocation
		1993 – Present	Previously, Deputy Head
			of Investments and Chief
			Investment Officer of Global
			Asset Allocation

James Fetch	2011	Putnam Management	Portfolio Manager
		1994 – Present	Previously, Investment
			Strategist and Analyst

Robert Kea	2011	Putnam Management	Portfolio Manager
		1989 – Present

Joshua Kutin	2011	Putnam Management	Portfolio Manager
		1998 – Present	Previously, Analyst

Robert Schoen	2011	Putnam Management	Portfolio Manager
		1997 – Present	Previously, Quantitative Analyst

Jason Vaillancourt	2011	Putnam Management	Portfolio Manager
		1999 – Present	Previously, Investment
			Strategist and Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

18	Prospectus

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign

Prospectus	19

markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in a retirement plan that offers the fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

20	Prospectus

Also, the fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

• Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.

• Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

• Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

• By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the fund. Return the check and investment stub to Putnam Investor Services.

• By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The fund will normally accept wired funds for investment on the day received if they are received by the fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the fund’s designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Qualified employee-benefit plans may also choose class R shares, and certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

Prospectus	21

• How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

• How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000.

• Total expenses associated with each share class. As shown in the section entitled Fund summary — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

• Initial sales charge of up to 5.75%

• Lower sales charges available for investments of $50,000 or more

• No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of up to 5.00% if shares are sold within six years of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

• Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees

• Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

22	Prospectus

Class C shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of 1.00% if shares are sold within one year of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class C shares of one or more Putnam funds, other than class C shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

• Initial sales charge of up to 3.50%

• Lower sales charges available for investments of $50,000 or more

• No deferred sales charge (except that a deferred sales charge of 0.65% may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class R shares (available to qualified plans only)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees

Prospectus	23

• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time.

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

• qualified retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

• bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

• corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

• college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

• other Putnam funds and Putnam investment products;

• investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Putnam;

• clients of a financial representative who are charged a fee for consulting or similar services;

• corporations, endowments, and foundations that have entered into an arrangement with Putnam; and

• fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds through a fund “supermarket” or other mutual fund trading platform sponsored by a broker-dealer or trust company of which the RIA is not an affiliated or associated person and which has entered into an agreement with Putnam.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

• No initial sales charge; your entire investment goes to work immediately

24	Prospectus

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

Initial sales charges for class A and M shares

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:

Amount of purchase at offering	Net amount	Offering	Net amount	Offering
price ($)	invested	price**	invested	price**

Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing your class A or class M sales charge

The fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

• Right of accumulation. You can add the amount of your current purchases of class A or class M shares of the fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

Prospectus	25

• Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

• Individual accounts

• Joint accounts

• Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

• Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

• Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

• Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

26	Prospectus

How do I sell or exchange fund shares?

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

• Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

• Selling or exchanging shares directly with the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

• By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.

• By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

Prospectus	27

A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

• Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.

• Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of the fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

• Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+

Charge	5%	4%	3%	3%	2%	1%	0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Unless otherwise agreed with Putnam Retail Management, class A shares that are part of a purchase of $1 million or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales

28	Prospectus

charge of 0.65% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

• Payment information. The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

• Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, the fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

• Risks of excessive short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s NAV. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the fund.

Because the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time

Prospectus	29

as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

• Fund policies. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

• Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on the fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that Putnam Management or the fund considers to be excessive or inappropriate, Putnam Management will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. The fund also reserves the right to terminate the exchange privilege without a warning. In addition,

30	Prospectus

Putnam Management will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

• Account restrictions. In addition to enforcing these exchange parameters, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Putnam Management or the fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If the fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. The fund may take these steps in its discretion even if the investor’s activity may not have been detected by the fund’s current monitoring parameters.

• Limitations on the fund’s policies. There is no guarantee that the fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, the fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of

Prospectus	31

these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, the fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summary — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

• Distribution and service (12b-1) plans. The fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

• Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under the heading Fund summary — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These

32	Prospectus

additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or the fund as shown under the heading Fund summary — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2010 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

Prospectus	33

• Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading Management — Investor Servicing Agent for more details.

Fund distributions and taxes

The fund normally distributes any net investment income and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of this fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from the fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from the fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than by how long you have owned your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that the fund owned for one year or less and gains on the sale of bonds characterized as market discount are generally taxable to you as ordinary income. For taxable years beginning before January 1, 2013, distributions that the fund properly reports to you as “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.

34	Prospectus

Distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s investments in derivative financial instruments, including investments by which the fund seeks exposure to assets other than securities, are subject to numerous special and complex tax rules. Moreover, the fund’s intention to qualify as a “regulated investment company” and receive favorable treatment under the federal income tax rules may limit its ability to invest in such instruments. The applicable tax rules could affect whether gains and losses recognized by the fund are treated as ordinary or capital, accelerate the recognition of income or gains to the fund, defer or possibly prevent the recognition or use of certain losses by the fund and cause adjustments in the holding periods of the fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by the fund. In addition, because the application of these rules (which determination may be retroactive) may

Prospectus	35

be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether the fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Appendix A — Supplemental Performance Information of Similar Accounts

PUTNAM DYNAMIC RISK ALLOCATION FUND IS NEWLY ORGANIZED AND HAS NO PERFORMANCE RECORD OF ITS OWN. THE PERFORMANCE INFORMATION PRESENTED BELOW IS FOR ACCOUNTS SUBSTANTIALLY SIMILAR TO THE FUND. IT IS NOT THAT OF THE FUND AND SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR THE FUND’S OWN PERFORMANCE. PAST RETURNS ARE NOT INDICATIVE OF FUTURE PERFORMANCE.

Affiliates of Putnam Management, the fund’s investment adviser, act as investment advisers to other accounts (Other Accounts) that have investment objectives, policies and strategies that are substantially similar to those of the fund. This supplemental performance information is provided to illustrate the past performance of Putnam Management’s affiliates in managing substantially similar accounts; it does not represent the performance of the fund. Portfolio manager Jeffrey Knight is an officer of both Putnam Management and its affiliates that manage the Other Accounts and he was the portfolio manager of the Other Accounts during the entire period for which performance is shown. The fund’s other portfolio managers also are officers of both Putnam Management and its affiliates that manage the Other Accounts, and each played a role in the management of the Other Accounts during the entire period for which performance is shown.

We have stated below the average annual total return information for the Other Accounts, which represents all substantially similar accounts managed by affiliates of Putnam Management. The Other Accounts are not registered under the Investment Company Act of 1940 (1940 Act) and, therefore, are not subject to certain investment restrictions, diversification requirements, and other regulatory requirements imposed by the 1940 Act and the Internal

36	Prospectus

Revenue Code. If the Other Accounts had been registered under the 1940 Act, their returns might have been lower. As of June 30, 2011, there were three accounts with approximately $1.95 billion in assets under management. An Other Account’s returns are typically included in the composite following one full calendar month of operation. We have included information about the average annual total return for the 50% MSCI World Index (ND), 40% Barclays Capital Global Aggregate Bond Index and 10% S&P Goldman Sachs Commodities Index, which will be used as a benchmark for assessing the performance of the fund. The index results assume the reinvestment of dividends or interest paid on the securities constituting the index. Unlike the Other Accounts (and the fund), the index does not incur fees or expenses.

The average annual total return of the Other Accounts is a composite that represents an average of the total return information of all of these accounts, calculated by asset weighting individual account returns, using beginning of month values. Quarterly, annual and annualized returns are calculated by geometrically linking the monthly returns. The Other Accounts’ returns have been adjusted to reflect the level of expenses that is expected to be borne by shareholders of class A shares of the fund. The returns are calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. The returns are calculated in accordance with Global Investment Performance Standards (GIPS), rather than SEC standardized performance methodology for mutual funds.

Average Annual Total Returns (for periods ending 6/30/11)

	Past 1 year	Past 3 years	Past 5 years[1]

Other Accounts Composite	20.18%	5.38%	7.54%
50% MSCI World Index (ND), 40% Barclays
Capital Global Aggregate Bond Index and
10% S&P Goldman Sachs Commodities
Index (benchmark)	21.98	0.83	3.89

1 Since 6/30/2006, inception date of the Composite

Prospectus	37

Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

A short-term trading fee of 1.00% may apply to exchanges of certain fund shares within the time period specified in the applicable fund’s prospectus.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

38	Prospectus

Dividends plus

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

Statement of intention

You may reduce a front-end sales charge by agreeing to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $50,000 or $100,000. Whenever you make an investment under this arrangement, you or your financial representative should notify Putnam Investor Services that a Statement of Intention is in effect.

Many of these services can be accessed online at putnam.com.

For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll free at 1-800-225-1581.

Prospectus	39

For more information about
Putnam Dynamic Risk Allocation Fund

The fund’s SAI includes additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-07513	SP735 270127 9/11

Prospectus Supplement	July 2, 2012

Putnam Dynamic Risk Allocation Fund Prospectus dated September 13, 2011

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual		Total annual fund
	Management	and service	Other	fund operating	Expense reim-	operating expenses after
Share class	fees	(12b-1) fees	expenses****	expenses	bursement*****	expense reimbursement

Class R5	0.90%	NA	0.94%	1.84%	(0.69%)	1.15%

Class R6	0.90%	NA	0.84%	1.74%	(0.59%)	1.15%

**** Other expenses are based on estimated amounts for the current fiscal year, adjusted, as applicable, to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least September 30, 2012. This obligation may be modified or discontinued only with the approval of the Board of Trustees.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$117	$442	$790	$1,771

Class R6	$117	$421	$746	$1,668

The second sentence in How do I buy fund shares? — Which class of shares is best for me? is amended to read: “Qualified employee-benefit plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares.”

The following information is added to How do I buy fund shares? — Here is a summary of the differences among the classes of shares:

Class R5 shares (available only to qualified plans with assets of at least of $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class Y shares because of lower investor servicing fees

• Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees

Class R6 shares (available only to qualified plans with assets of at least $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class Y or R5 shares because of lower investor servicing fees

The last sentence in the subsection Distribution and service (12b-1) plans in the Distribution plans and payments to dealers section is amended to read:

Class R5, R6 and Y shares, for shareholders who are eligible to purchase them, will be less expensive than the other classes of shares because they do not bear sales charges or 12b-1 fees.

275337 7/12

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

	PDREX	PDRBX	PDRFX	PDRTX	PDRRX	PDRYX

PUTNAM DYNAMIC RISK ALLOCATION FUND

A Series of Putnam Funds Trust

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

9/13/11

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund’s prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund’s prospectus dated September 13, 2011, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

SAI_745 09/11

I-1

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-10
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	I-11

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-11
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-19
TAXES	II-53
MANAGEMENT	II-66
DETERMINATION OF NET ASSET VALUE	II-84
INVESTOR SERVICES	II-85
SIGNATURE GUARANTEES	II-89
REDEMPTIONS	II-89
SHAREHOLDER LIABILITY	II-90
DISCLOSURE OF PORTFOLIO INFORMATION	II-90
PROXY VOTING GUIDELINES AND PROCEDURES	II-92
SECURITIES RATINGS	II-92
CLAIMS-PAYING ABILITY RATINGS	II-95
APPENDIX A – PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-100

I-2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam Dynamic Risk Allocation Fund is a diversified series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 (the Trust). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Prior to June 17, 2011, the fund was named Putnam Absolute Return 1000 Fund.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The fund has voluntarily undertaken to hold a shareholder meeting at least every five years.

I-3

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(3) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(4) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including, without limitation, debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(6) Purchase or sell commodities, except as permitted by applicable law.

(7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

I-4

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy.

For purposes of the fund’s fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (Putnam Management), the fund’s investment manager, determines the appropriate industry categories and assigns issuers to them. Industry categories and issuer assignments may change over time in Putnam Management’s discretion and may differ from those shown in shareholder reports and other communications.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund’s net assets measured as of the beginning of such 90-day period.

CHARGES AND EXPENSES

Management fees

Under a management contract effective September 9, 2011, the fund pays a monthly fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds) (“Total Open-End Mutual Fund Average Net Assets”), as determined at the close of each business day during the month, as set forth below:

I-5

1.050% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
1.000% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.950% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.900% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.850% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.830% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.820% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.815% of any excess thereafter.

Fund-specific expense limitation. Putnam Management will reimburse expenses of the fund through at least 9/30/12 to the extent necessary to limit the annual expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, payments under the fund’s distribution plans and acquired fund fees and expenses, to 1.15% of the fund’s average assets. Please see “Management—The Management Contract” in Part II of this SAI for a description of other expense limitations that may apply to the fund.

Trustee responsibilities and fees. The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund’s other affairs and business.

The table below shows the value of each Trustee's holdings in the fund and in all of the Putnam Funds as of December 31, 2010.

Name of Trustee	Dollar range of	Aggregate dollar range of shares
	Putnam Dynamic Risk	held in all of the Putnam funds
	Allocation Fund shares	overseen by Trustee
owned*

Ravi Akhoury	None	over $100,000

Barbara M. Baumann	None	over $100,000

Jameson A. Baxter	None	over $100,000

Charles B. Curtis	None	over $100,000

Robert J. Darretta	None	over $100,000

John A. Hill	None	over $100,000

Paul L. Joskow	None	over $100,000

Kenneth R. Leibler	None	over $100,000

Robert E. Patterson	None	over $100,000

George Putnam, III	None	over $100,000

W. Thomas Stephens	None	over $100,000

**Robert L. Reynolds	None	over $100,000

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* Putnam Dynamic Risk Allocation Fund had not yet commenced operations as of December 31, 2010.

** Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an "interested person."

Each independent Trustee of the fund receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent Trustees of the fund are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the estimated fees to be paid to each Trustee by the fund for its first full fiscal year, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2010:

I-7

COMPENSATION TABLE

		Estimated
		pension or
		retirement	Estimated
	Estimated	benefits	annual
	aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Ravi Akhoury/2009	$205	-	N/A	$284,500

Barbara M. Baumann/2010(3)(4)	$205	-	N/A	$109,500

Jameson A. Baxter/1994(4)	$235	$46	$110,500	$289,500

Charles B. Curtis/2001	$205	$30	$113,900	$279,500

Robert J. Darretta/2007(4)	$205	-	N/A	$289,500

Myra R. Drucker/2004(4)(5)	N/A	-	N/A	$289,500

John A. Hill/1985(4)(6)	$235	$79	$161,700	$346,063

Paul L. Joskow/1997(4)	$205	$31	$113,400	$289,500

Elizabeth T. Kennan/1992(4)(5)	N/A	-	$108,000	$180,000

Kenneth R. Leibler/2006	$205	-	N/A	$289,500

Robert E. Patterson/1984	$205	$46	$106,500	$289,500

George Putnam, III/1984	$205	$44	$130,300	$289,500

W. Thomas Stephens/1997(7)	$205	$33	$107,100	$289,500

Richard B. Worley/2004(5)	N/A	-	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	-	N/A	N/A

I-8

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2010, there were 104 funds in the Putnam family.

(3) Ms. Baumann was elected to the Board of Trustees of the Putnam funds on July 1, 2010.

(4) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.

(5) Dr. Kennan, Mr. Worley, and Ms. Drucker retired from the Board of Trustees of the Putnam funds on June 30, 2010, December 14, 2010, and January 30, 2011, respectively. Upon Dr. Kennan’s retirement, she became eligible to receive annual retirement benefit payments from the funds commencing on January 15, 2011.

(6) Includes additional compensation to Mr. Hill for service as Chairman of the Trustees of the Putnam funds. Ms. Baxter replaced Mr. Hill as Chair of the Board of Trustees of the Putnam funds on July 1, 2011.

(7) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-elected to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his re-election to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(8) Mr. Reynolds is an “interested person” of the fund, Putnam Management and/or Putnam Retail Management.

Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years; or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership

I-9

As of the date of this SAI, Putnam Investment Holdings, LLC owned of record and beneficially 100% of the outstanding shares of the fund and therefore may be deemed to "control" the fund. Putnam Investment Holdings, LLC, a Delaware limited liability company, is owned through a series of subsidiaries by Great-West Lifeco Inc., a Canadian corporation. The address of Putnam Investment Holdings, LLC is One Post Office Square, Boston, MA 02109.

PORTFOLIO MANAGERS

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio managers managed as of July 31, 2011. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

					Other accounts
					(including separate
			Other accounts that		accounts, managed
Portfolio	Other SEC-registered		pool assets from more		account programs and
managers	open-end and closed-		than one client		single-sponsor defined
	end funds				contribution plan
					offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Jeffrey Knight	129*	$7,501,500,000	5**	$2,451,500,000	3***	$432,100,000

James Fetch	9*	$5,714,800,000	4**	$2,355,600,000	3***	$431,600,000

Robert Kea	123*	$7,488,900,000	5**	$2,451,500,000	0	0

Joshua Kutin	29	$1,420,900,000	1	$96,000,000	3***	$431,700,000

Robert Schoen	126*	$7,501,300,000	5**	$2,451,500,000	1	$400,000

Jason Vaillancourt	9*	$5,714,800,000	4**	$2,355,600,000	1	$100,000

* 3 accounts, with total assets of $1,594,600,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $354,100,000, pays an advisory fee based on account performance.

*** 2 accounts, with total assets of $431,400,000, pay an advisory fee based on account performance.

See "Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

I-10

Compensation of portfolio managers

Putnam’s goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, Putnam evaluates performance based on the fund's peer ranking in the Lipper Global Flexible Category, which is based on pre-tax performance.

Ownership of securities

The dollar range of shares of the fund owned by each portfolio manager as of the date of this SAI, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was $0.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, Two Financial Center, 60 South Street, Boston, Massachusetts 02111, is the fund’s independent registered public accounting firm, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The fund had not yet commenced operations as of the date of this SAI.

I-11

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “Exchange”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are

August 30, 2011	II-1

reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

August 30, 2011	II-2

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

August 30, 2011	II-3

For funds in the Retirement Income Lifestyle suite, Taxable Income Funds and Tax-Free Income Funds (except for Money Market Funds and Putnam Floating Rate Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of $500,000 or more of class A shares. (For funds in the Retirement Income Lifestyle suite, Taxable Income Funds, Tax-Free Income Funds and Absolute Return Funds only) Purchases of class A shares of one or more Putnam funds of $500,000 or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without

August 30, 2011	II-4

an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $500,000 or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of $1,000,000 or more of class A shares. (For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only) Purchases of class A shares of one or more Putnam funds of $1 million or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $1 million or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares. These purchases will not be subject to a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

August 30, 2011	II-5

Class M CDSC and dealer commission

All growth, blend, value, global sector and asset allocation
funds (excluding funds in the Retirement Income Lifestyle	0.65%
suite), Putnam Absolute Return 500 Fund and Putnam
Absolute Return 700 Fund:
All income funds (except Putnam Floating Rate Income
Fund and Putnam Money Market Fund) and funds in the	0.40%
Retirement Income Lifestyle suite:

Putnam Absolute Return 100 Fund, Putnam Absolute	0.30%
Return 300 Fund and Putnam Floating Rate Income Fund

Putnam Money Market Fund	0.15%

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales. Purchases of class C shares may be made without a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date; for Putnam Small Cap Growth Fund, on or around the end of the month five years after the purchase date; and for Multi-Cap Value Fund, on or around the end of the month five and one-half years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus does not assume conversion to class A shares.

August 30, 2011	II-6

Sales without sales charges, contingent deferred sales charges or short-term trading fees

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of employer-sponsored benefit plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

(vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Retail Management with respect to such accounts;

(viii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”); and

(ix) investors who invest liquidation proceeds from Putnam closed-end funds.

In the case of paragraph (i) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying an initial sales charge.

August 30, 2011	II-7

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

August 30, 2011	II-8

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds, unless acquired as described in (b) below); and

(b) any shares of money market funds acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

August 30, 2011	II-9

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employee benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge

August 30, 2011	II-10

adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain qualified benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employee benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

August 30, 2011	II-11

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, unless the dealer of record has waived the sales commission, or, in the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

August 30, 2011	II-12

Rate*	Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

August 30, 2011	II-13

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shareholder has made arrangements with Putnam Retail Management and the dealer of record has waived the sales commission.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except the fund listed below

0.50%	Putnam Money Market Fund

August 30, 2011	II-14

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs, unless the dealer of record has waived the sales commission.

Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund and Putnam Money Market Fund)
and funds in the Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all growth, blend, value, global sector and asset allocation funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund and Putnam Money Market Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

August 30, 2011	II-15

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2010:

August 30, 2011	II-16

American Portfolios Financial Services, Inc.	MetLife Securities, Inc.

Ameriprise Financial Services, Inc.	Morgan Stanley & Co. Incorporated

AXA Advisors, LLC	Morgan Stanley Smith Barney LLC

Banc of America Investment Services, Inc.	Multi-Financial Securities Corporation

BancWest Investment Services, Inc.	National Planning Corporation

Cadaret, Grant & Co. Inc.	New England Securities Corporation

Cambridge Investment Research, Inc.	NFP Securities, Inc.

CCO Investment Services Corp.	Northwestern Mutual Investment Services, LLC

Citigroup Global Markets, Inc	NRP Financial, Inc.

Commonwealth Equity Services	Oppenheimer & Co. Inc.

CUNA Brokerage Services, Inc.	PrimeVest Financial Services, Inc.

CUSO Financial Services, L.P.	Raymond James & Associates, Inc.

Financial Network Investment Corporation	Raymond James Financial Services, Inc.

FSC Securities Corporation	RBC Capital Markets Corporation

Genworth Financial Securities Corp.	Robert W. Baird & Co. Incorporated

HD Vest Investment Securities, Inc.	Royal Alliance Associates

ING Financial Partners	Sagepoint Financial, Inc.

INVEST Financial Corporation	Securities America Financial Corporation, Inc.

Investment Centers of America, Inc.	SII Investments

Janney Montgomery Scott LLC	SunTrust Investment Services, Inc.

Lincoln Financial Advisors Corp.	Tower Square Securities, Inc.

Lincoln Financial Securities Corporation	U.S. Bancorp Investments, Inc.

Lincoln Investment Planning, Inc.	UBS Financial Services Inc.

LPL Financial Corporation	UVEST Financial Services, Inc.

MMC Securities Corp.	Walnut Street Securities, Inc.

M&T Securities, Inc.	Wells Fargo Advisors, LLC

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Wells Fargo Investments, LLC

Additional dealers may receive marketing support payments in 2011 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2010 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

August 30, 2011	II-17

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2010:

ADP Broker-Dealer, Inc.	MidAtlantic Capital Corporation

Ascensus, Inc.	Milliman, Inc.

Benefit Plans Administrators	MSCS Financial Services, LLC

Charles Schwab & Co., Inc.	National Financial Services LLC

Charles Schwab Trust Company	Nationwide Investment Services Corporation

CompuSys/Erisa Group	Nationwide Life Insurance Company

Correll Co.	Newport Retirement Services, Inc.

CPI Qualified Plan Consultants, Inc.	NYLIFE Distributors LLC

DailyAccess Corporation	Paychex Securities Corporation

Digital Retirement Solutions	Pershing LLC

Dyatech, LLC	Plan Administrators, Inc.

ExpertPlan, Inc.	The Princeton Retirement Group, Inc.

FASCore, LLC	Principal Life Insurance Co.

Fidelity Investments Institutional Operations Company, Inc.	Prudential Investment Management Services LLC

Genworth Life and Annuity Insurance Co.	Prudential Investments LLC

Genworth Life Insurance Co of New York	Raymond James Financial Services, Inc.

Great-West Life & Annuity Insurance Co.	Reliance Trust Company

GWFS Equities, Inc.	Standard Retirement Services, Inc.

Hartford Life Insurance Co.	SunTrust Bank

Hartford Securities Distribution Company, Inc.	TD AMERITRADE Trust Company

July Business Services	The Prudential Insurance Company of America

Leggette & Company, Inc.	The Vanguard Group Inc.

Lincoln Retirement Services Co LLC	VALIC Retirement Services Company

ML Life Insurance Company of New York	Wachovia Bank, N.A.

Massachusetts Mutual Life Insurance Co.	Wells Fargo Bank, N.A.

Mercer HR Services LLC	Wilmington Trust Company

Merrill Lynch Life Insurance Company	Wilmington Trust Retirement & Institutional Services Co.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Additional dealers may receive program servicing payments in 2011 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2010 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enable Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from the funds’ transfer agent in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund

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or other Putnam funds on an annual basis. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

Alternative Investment Strategies	Mortgage-backed and Asset-backed Securities

Bank Loans	Options on Securities

Borrowing and Other Forms of Leverage	Preferred Stocks and Convertible Securities

Derivatives	Private Placements and Restricted Securities

Exchange-Traded Notes	Real Estate Investment Trusts (REITs)

Floating Rate and Variable Rate Demand Notes	Redeemable Securities

Foreign Currency Transactions	Repurchase Agreements

Foreign Investments and Related Risks	Securities Loans

Forward Commitments and Dollar Rolls	Securities of Other Investment Companies

Futures Contracts and Related Options	Short-term Trading

Hybrid Instruments	Special Purpose Acquisition Companies

Inflation-Protected Securities	Structured Investments

Initial Public Offerings (IPOs)	Swap Agreements

Interfund Borrowing and Lending	Tax-exempt Securities

Inverse Floaters	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Money Market Instruments

Alternative Investment Strategies

Under normal market conditions, the fund seeks to remain fully invested and to minimize its cash holdings. However, at times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S.

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Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

August 30, 2011	II-20

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on

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Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund and Putnam Money Market Liquidity Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Code, as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest

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in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

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The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition,

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forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

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Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

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Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI Indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at

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times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable

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securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is

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unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a

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futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

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The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

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The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a

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result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund

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Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

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Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences

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may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or

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market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may

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fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from

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any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to

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become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

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Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the

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extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Internal Revenue Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

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The fund, unless it is a money market fund, may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when

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it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it

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will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the

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underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund,

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or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt

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Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

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A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The money market funds may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the

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payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further proposals limiting the issuance of Tax-exempt securities may well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

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Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Internal Revenue Code.

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TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources described in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also,

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for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income or diversification test described above, the fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Properly reported distributions of net capital gains are the excess of net gains from the sale of capital assets held by the fund for more than one year over net losses from the sale of capital assets held for not more than one year (“Capital Gain Dividends”). For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income for such years, a regulated investment company is permitted to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise

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tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income and net capital gain on the fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds. Capital Gain Dividends will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report (generally on an IRS Form 1099) eligible dividends as qualified dividend income.

In general, distributions of investment income reported by a fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its

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gross income, then 100% of the fund’s dividends (other than properly reported Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of a fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets— for taxable years beginning before January 1, 2013.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax. In some cases, a fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that a fund reports (generally on an IRS Form 1099) as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

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In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will report those dividends to shareholders in a written statement furnished to shareholders (generally annually on an IRS Form 1099). In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. For taxable years beginning after December 22, 2010, a non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. For taxable years beginning on or before December 22, 2010, shareholders will generally include the excess amount as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. For taxable years beginning after December 22, 2010, the excess amount will generally be treated as entirely a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in tax exempt securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If a fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from a fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to a fund's

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sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If a fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the Fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

For taxable years beginning on or before December 22, 2010, a fund cannot pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests. For taxable years beginning after December 22, 2010, if, at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

For taxable years beginning on or before December 22, 2010, the fund cannot pass through to shareholders any credit or deduction for foreign taxes borne in respect of foreign securities income earned by any underlying funds. For taxable years beginning after December 22, 2010, if the fund is a qualified fund of funds, it will be permitted to elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying funds that themselves have made such an election, so that shareholders of the fund will be eligible to claim a tax credit or deduction for such taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. See “Foreign taxes” below for more information.

Derivative transactions. If the fund engages in derivative transactions, including transactions in options, futures contracts, straddles, and other similar transactions, including for hedging purposes, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a regulated investment company. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund

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might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

Certain of the fund’s derivative activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts ("REITs"), such investments in REIT equity securities may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund's investment in REIT equity securities may at other times result in the fund's receipt of cash in excess of the REIT's earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by a fund from a REIT generally will not constitute qualified dividend income.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"), REITs that are themselves taxable mortgage pools ("TMPs") or REITs that invest in TMPs. Under a notice recently issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the

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amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust ("CRT"), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. The fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount or original issue discount ("OID"). Generally, the fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

August 30, 2011	II-61

If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or by liquidation of portfolio securities, if necessary. The fund may realize gains or losses from such liquidations. In the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. A fund is permitted to carry forward net capital losses it incurs in taxable years beginning after December 22, 2010 without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxed as ordinary income to individual shareholders) than would have resulted under the previous regime described above. The fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so.

Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax

August 30, 2011	II-62

cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period beginning after December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing

August 30, 2011	II-63

otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the fund beginning before January 1, 2012, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends with respect to taxable years of a fund beginning on or after January 1, 2012 and what the terms of any such extension would be.

The fact that a fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

August 30, 2011	II-64

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends and, with respect to taxable years of a fund beginning before January 1, 2012, short-term capital gain dividends, unless (i) such gain or Capital Gain Dividend or short term capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other Reporting and Withholding Requirements. New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2010. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the fund with such certifications or other documentation as the fund requires to comply with the new rules. Persons investing in the fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

MANAGEMENT

Trustees

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Ravi Akhoury (Born 1947),	Advisor to New York	Director of Jacob Ballas Capital India (a non-
Trustee since 2009	Life Insurance	banking finance company focused on private equity
	Company. Served as	advisory services) and a member of its
	Chairman and CEO of	Compensation Committee. Mr. Akhoury also serves
	MacKay Shields (a	as a Director of RAGE Frameworks, Inc. (a private
	multi-product	software company). Mr. Akhoury previously served
	investment management	as Director and on the Compensation Committee of

August 30, 2011	II-65

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	firm with AUM over $40	MaxIndia/New York Life Insurance Company in
	billion) from 1992 to	India. Mr. Akhoury is also a Trustee of the Rubin
	2007.	Museum, serving on the Investment Committee, and
of American India Foundation. Mr. Akhoury is a
former Vice President and Investment Policy
Committee member of Fischer, Francis, Trees and
Watts (a fixed-income portfolio management firm).
He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company),
	strategic consultant to	UniSource Energy Corporation (a publicly held
	domestic energy firms	electric utility in Arizona), CVR Energy, Inc. (a
	and direct investor in	publicly held petroleum refiner and fertilizer
	energy projects.	manufacturer), and Cody Resources Management,
LLP (a privately held energy, ranching and
commercial real estate company). She is a Trustee
of Mount Holyoke College. She is a former Chair of
the Board, and a current Board member, of Girls Inc.
of Metro Denver, and serves on the Finance
Committee of The Children’s Hospital of Denver.
Prior to 2003, Ms. Baumann was Executive Vice
President of Associated Energy Managers, LLC (a
domestic private equity firm). From 1981 until 2000
she held a variety of financial and operational
management positions with the global energy
company Amoco Corporation and its successor, BP
Amoco. Ms. Baumann holds a B.A. from Mount
Holyoke College and an MBA from The Wharton
School of the University of Pennsylvania.

Jameson A. Baxter (Born	President of Baxter	Chairman of the Mutual Fund Directors Forum;
1943), Trustee since 1994,	Associates, Inc., (a	Director of the Adirondack Land Trust; and Trustee
Vice Chairman from 2005 to	private investment firm).	of the The Nature Conservancy’s Adirondack
2011 and Chairman since		Chapter. Until 2011, Ms. Baxter was a Director of
2011		ASHTA Chemicals Inc. Until 2007, Ms. Baxter was
a Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control

August 30, 2011	II-66

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

Charles B. Curtis (Born	Senior Advisor to the	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Center for Strategic and	National Petroleum Council. Mr. Curtis also serves
	International Studies.	as a Director of Edison International and Southern
	Previously, President	California Edison. Until 2006, Mr. Curtis served as
	and Chief Operating	a member of the Trustee Advisory Council of the
	Officer, Nuclear Threat	Applied Physics Laboratory, Johns Hopkins
	Initiative (a private	University. Mr. Curtis is an attorney with over 15
	foundation dealing with	years in private practice and 19 years in various
	national security issues).	positions in public service, including service at the
Department of Treasury, the U.S. House of
Representatives, the Securities and Exchange
Commission, the Federal Energy Regulatory
Commission and the Department of Energy.

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in	of the Advisory Board of the Millstein Center for
	the diversified world-	Corporate Governance and Performance at the Yale
	wide energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of
Trustee since 1997	P. Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission and power
	focused primarily on	services) and of Exelon Corporation (an energy
	research and education	company focused on power services); and a Member
	on issues related to	of the Board of Overseers of the Boston Symphony
	science, technology and	Orchestra. Prior to August 2007, he served as a
	economic performance).	Director of National Grid (a U.K.-based holding
	He is the Elizabeth and	company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics, Emeritus	telecommunications infrastructure). Prior to July,

August 30, 2011	II-67

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	and Management at the	2006, he served as President of the Yale University
	Massachusetts Institute	Council. Prior to February 2005, he served on the
	of Technology (“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center	February 2002, he was a Director of State Farm
	for Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. From Yale University and a B.A. from
Cornell University.

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a
	derivatives securities).	Director of ISO New England (the organization
	He currently serves as	responsible for the operation of the electric
	Vice Chairman of the	generation system in the New England states). Prior
	Board of Trustees of	to 2000, he was a Director of the Investment
	Beth Israel Deaconess	Company Institute in Washington, D.C. Prior to
	Hospital in Boston and	January, 2005 Mr. Leibler served as Chairman and
	as a Director of	Chief Executive Officer of the Boston Stock
	Northeast Utilities,	Exchange. Prior to January 2000, he served as
	which operates New	President and Chief Executive Officer of Liberty
	England’s largest energy	Financial Companies (a publicly traded diversified
	delivery system.	asset management organization). Prior to June 1990,
he served as President and Chief Operating Officer
of the American Stock Exchange (AMEX). Prior to
serving as AMEX President, he held the position of
Chief Financial Officer, and headed its management
and marketing operations. Mr. Leibler graduated
with a B.A in Economics from Syracuse University.

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, L.P. and Co-	Trustee of the Joslin Diabetes Center. Prior to
	Chairman of Cabot	December 2001, Mr. Patterson served as the
	Properties, Inc. (a	President and as a Trustee of Cabot Industrial Trust
	private equity firm	(a publicly-traded real estate investment trust). He
	investing in commercial	has also served as a Trustee of the Sea Education
	real estate	Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered
investment adviser involved in institutional real
estate investments). Prior to 1990, he served as
Executive Vice President of Cabot & Forbes Realty
Advisers, Inc. (the predecessor company of Cabot
Partners). Mr. Patterson practiced law and held
various positions in state government, and was the
founding Executive Director of the Massachusetts

August 30, 2011	II-68

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Industrial Finance Agency. Mr. Patterson is a
graduate of Harvard College and Harvard Law
School.

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was
	other research services)	a Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.
	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from 1997-	Stephens was Chairman	infrastructure company). Until 2010, Mr. Stephens
2008, and since 2009	and Chief Executive	was a Director of Boise Inc. (a manufacturer of
	Officer of Boise	paper and packaging products). Until 2004, Mr.
	Cascade, LLC (a paper,	Stephens was a Director of Xcel Energy
	forest product and	Incorporated (a public utility company), Qwest
	timberland assets	Communications and Norske Canada, Inc. (a paper
	company).	manufacturer). Until 2003, Mr. Stephens was a
Director of Mail-Well, Inc. (a diversified printing
company). Prior to July 2001, Mr. Stephens was
Chairman of Mail-Well. Mr. Stephens holds a B.S.
and M.S. degrees from the University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, Lahey
	Member of Putnam	Clinic, and the Initiative for a Competitive Inner
	Investments’ Executive	City, in Boston. He is a member of the Chief
	Board of Directors.	Executives Club of Boston, the National
	Prior to joining Putnam	Innovation Initiative, and the Council on
	Investments in 2008, Mr.	Competitiveness, and he is a former President of the
	Reynolds was Vice	Commercial Club of Boston. Prior to 2008, he
	Chairman and Chief	served as a Director of FMR Corporation, Fidelity
	Operating Officer of	Investments Insurance Ltd., Fidelity Investments
	Fidelity Investments	Canada Ltd., and Fidelity Management Trust
	from 2000 to 2007.	Company and as a Trustee of the Fidelity Family of
Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

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1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2010, there were 104 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death or removal.

*Trustee who is an “interested person” (as defined in the Investment Company Act of 1940, as amended) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.

Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

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John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer, Treasurer and Compliance Liaison
Executive Officer, Treasurer and
Compliance Liaison

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal		Putnam Management.
Financial Officer

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Assistant Treasurer		Investments and Putnam Management.
and Principal Accounting Officer

Beth S. Mazor (Born 1958)	Since 2002	Manager, Trustee Relations, Putnam Investments
Vice President		and Putnam Management.

Robert R. Leveille (Born 1969)	Since 2007	Chief Compliance Officer, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

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Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments and Putnam
Vice President and Chief Legal		Management.
Officer

James P. Pappas (Born 1953) Vice	Since 2004	Director of Trustee Relations, Putnam Investments
President		and Putnam Management.

Judith Cohen[4] (Born 1945)	Since 1993	Vice President, Clerk and Assistant Treasurer, The
Vice President, Clerk and Assistant		Putnam Funds.
Treasurer

Michael Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President, Senior Associate		Senior Financial Analyst, Old Mutual Asset
Treasurer and Assistant Clerk		Management (2007-2008); Senior Financial Analyst,
Putnam Investments (1999-2007).

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
Vice President, Assistant Clerk,		and Proxy Manager, The Putnam Funds.
Assistant Treasurer and Proxy
Manager

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services,
Vice President and Assistant		Putnam Management.
Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 11 of the 12 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel

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and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each Committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the New York Stock Exchange. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Leibler (Chairperson), Curtis, Darretta and Hill, and Ms. Baumann.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam, and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Dr. Joskow (Chairperson), Ms. Baxter, and Messrs. Akhoury, Patterson, Putnam and Stephens.

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Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mr. Patterson (Chairperson), Ms. Baxter, Dr. Joskow, and Messrs. Akhoury, Putnam and Stephens.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Curtis, Darretta, Hill and Leibler.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Patterson and Putnam.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Darretta (Chairperson), Curtis, Hill and Leibler, and Ms. Baumann.

Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to

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the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of

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commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2012, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, underlying fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling

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securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, PIL pursuant to a sub-advisory agreement among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other

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accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor

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disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

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Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam

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Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above. The Trustees of the funds have directed Putnam, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy

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and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, Inc., located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Through at least June 30, 2012, investor servicing fees for the fund will not exceed an annual rate of 0.375% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts.

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans" — “Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston, Massachusetts 02199.

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DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the Exchange. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 3:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the Exchange, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur

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during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the Exchange. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our Web site or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam Web site at http://www.putnam.com.

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Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

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Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581. Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund or Putnam Tax Exempt Money Market Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of qualified plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to invest in Class Y shares, and Class C shareholders who are eligible to invest in Class Y shares and who are no longer subject to a CDSC, are eligible to exchange their Class A or Class C shares for Class Y shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such exchange.

In addition, Class Y shareholders who are eligible to invest in Class A or Class C shares are eligible to exchange their Class Y shares for Class A or Class C shares of the same fund, if offered in their state, if the Class Y shares are held in an investment option or program that no longer permits the use of Class Y shares in that option or program or if the shareholder otherwise becomes ineligible to invest in Class Y shares. You should be aware that the financial institution or intermediary through which you hold Class Y shares may have the authority under its account or similar agreement with you to exchange your Class Y shares for Class A or

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Class C shares under these circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by your financial institution or intermediary in this regard. No sales charges or other charges will apply to any such exchange.

For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which you hold your shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of

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shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in tax-exempt securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

REDEMPTIONS

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Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments Web site, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments Web site. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s Web site at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

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For Putnam Money Market Fund and Putnam Tax-Exempt Money Market Fund, the following information is publicly available on the Putnam Investments website, Putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments Web site, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectus for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the Web site may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the Web site.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s

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custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site at www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements

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may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

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Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

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Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

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C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

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CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

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B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

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CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

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Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

· the board does not have a majority of independent directors,

· the board has not established independent nominating, audit, and compensation committees,

· the board has more than 19 members or fewer than five members, absent special circumstances,

· the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

· the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

· who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

· who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

· of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

· who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

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Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

► Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

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► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote on a case-by-case basis if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and

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“golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

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► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

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► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

· the company undergoes a change in control, and

· the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

· the company undergoes a change in control, and

· the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

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► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case

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basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Board Elections

Germany

► For companies subject to “co-determination,” the funds will vote on a case by- case basis for the election of nominees to the supervisory board.

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

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Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with more than 2,000 employees, company employees are allowed to elect half of the supervisory board members. This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination,” the Funds will vote for supervisory board members on a case-by-case basis, so that the funds can support independent nominees.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

· the board does not have a majority of outside directors,

· the board has not established nominating and compensation committees composed of a majority of outside directors, or

· the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

· the board does not have a majority of outside directors,

· the board has not established a nominating committee composed of at least a majority of outside directors, or

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· the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

► The funds will withhold votes from the entire board of directors if

· the board does not have at least a majority of independent non-executive directors,

· the board has not established a nomination committee composed of a majority of independent non-executive directors, or

· the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

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Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

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► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Capitalization

► The funds will vote for proposals

· to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

· to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

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► The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia and Hong Kong, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

► Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

As adopted February 4, 2011

August 30, 2011	II-112

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

August 30, 2011	II-113

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

August 30, 2011	II-114

Appendix B

Financial statements (excerpted from the most recent annual report)

Financial statements will be available after completion of the fund’s first fiscal year.

August 30, 2011	II-115

Statement of Additional Information Supplement	July 2, 2012

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam American Government Income Fund
Putnam Capital Opportunities Fund
Putnam Dynamic Asset Allocation Balanced Fund
Putnam Dynamic Asset Allocation Conservative Fund
Putnam Dynamic Asset Allocation Growth Fund
Putnam Dynamic Risk Allocation Fund
Putnam Equity Income Fund
Putnam Global Equity Fund
Putnam Global Income Trust
The Putnam Fund for Growth and Income
Putnam Growth Opportunities Fund
Putnam Income Fund
Putnam International Equity Fund
Putnam Investors Fund
Putnam Short Duration Income Fund
Putnam Voyager Fund

1. The first paragraph of the section “DISTRIBUTION PLANS – Program Servicing Payments” is replaced with the following:

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. The amount paid for program services varies depending on the share class selected and by dealer, and may also take into account the extent to which the program services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. There are no payments for program servicing support in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

2. The first and second paragraphs of the section “MANAGEMENT—Investor Servicing Agent” are replaced with the following:

Putnam Investor Services, Inc. (“Putnam Investor Services”), located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund. The fee paid to Putnam Investor Services with respect to assets attributable to class A, class B, class C, class M, class R, class T and class Y shares, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average assets attributable to class R5 shares applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average assets attributable to class R6 shares. Through at least December 31, 2012, investor servicing fees for each fund will not exceed an annual rate of 0.320% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the headings “Distribution Plans – Additional Dealer Payments.”

3. The section “INVESTOR SERVICES—Exchange Privilege—Same-Fund Exchange Privilege” is replaced with the following:

Same-Fund Exchange Privilege. Class A shareholders who are eligible to purchase class Y, class R5 or class R6 shares may exchange their class A shares for class Y, class R5, or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC and class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class Y shareholders who are eligible to purchase class A, class C, class R5 or class R6 shares may exchange their class Y shares for class A, class C, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A or class C shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to a same-fund exchange. In addition, for federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which a shareholder may hold shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

4. For Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam American Government Fund, Putnam Growth Opportunities Fund, Putnam Investors Fund, Putnam International Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Capital Opportunities Fund and Putnam Voyager Fund only, the following sentence is added to the cover page:

The financial highlights and financial statements included in the fund’s most recent semiannual report to shareholders are incorporated by reference into this SAI. The fund’s semiannual report is available, without charge, upon request by calling Putnam Investor Services at 1-800-225-1581.

5. For Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam American Government Fund, Putnam Growth Opportunities Fund, Putnam Investors Fund, Putnam International Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Capital Opportunities Fund and Putnam Voyager Fund only, the following sentence is added to the end of the section “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS:”

The financial highlights and financial statements included in the fund's semiannual report identified below are incorporated by reference into this SAI.

Fund	File	Report	Filing date
	number	date

Putnam American Government Fund	811-04178	3/31/12	5/30/12

Putnam Capital Opportunities Fund	811-07237	10/31/11	12/29/11

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Balanced Fund

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Conservative Fund

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Growth Fund

Putnam Dynamic Risk Allocation Fund	811-07513	11/30/11	1/27/12

Putnam Growth Opportunities	811-07237	1/31/12	3/30/12

Putnam International Equity Fund	811-06190	12/31/11	2/28/12

Putnam Investors Fund	811-00159	1/31/12	3/28/12

Putnam Voyager Fund	811-01682	1/31/12	3/30/12

PUTNAM INVESTMENTS	7/12

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PSDTX	PSDBX	PSDLX	PSDGX	PSDRX	PSDYX

Putnam Short Duration Income Fund
Prospectus

10/10/11

Fund summary

What are the fund's main investment strategies and related risks?

Who oversees and manages the fund?

How does the fund price its shares?

How do I buy fund shares?

How do I sell or exchange fund shares?

Policy on excessive short-term trading

Distribution plans and payments to dealers

Fund distributions and taxes

Investment Category: Taxable Income

These securities have not been approved or
disapproved by the Securities and
This prospectus explains what you	Exchange Commission nor has the
should know about this mutual fund	Commission passed upon the accuracy or
before you invest. Please read it	adequacy of this prospectus. Any statement
carefully.	to the contrary is a crime.

Fund summary

Goal

Putnam Short Duration Income Fund seeks as high a rate of current income as we believe is consistent with preservation of capital and maintenance of liquidity.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales
	Maximum sales charge	charge (load) (as a
Share class	(load) imposed on	percentage of original
	purchases (as a percentage	purchase price or
	of offering price)	redemption proceeds,
whichever is lower)

Class A	NONE	1.00%*

Class B	NONE	5.00%*

Class C	NONE	1.00%*

Class M	NONE	0.15%*

Class R	NONE	NONE

Class Y	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

					Expense	Total annual
			Other		reimbursement	fund operating
Share	Management	Distribution and	expenses	Total annual fund	***	expenses after
class	fees	service (12b-1) fees	**	operating expenses		expense
						reimbursement

Class A	0.35%	0.10%	0.62%	1.07%	(0.67%)	0.40%

Class B	0.35%	0.50%	0.62%	1.47%	(0.67%)	0.80%

Class C	0.35%	0.50%	0.62%	1.47%	(0.67%)	0.80%

Class M	0.35%	0.15%	0.62%	1.12%	(0.67%)	0.45%

Class R	0.35%	0.50%	0.62%	1.47%	(0.67%)	0.80%

Class Y	0.35%	N/A	0.62%	0.97%	(0.67%)	0.30%

* A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. A deferred sales charge on class M shares may apply to redemptions of shares from certain rollover accounts.

** Other expenses are based on estimated amounts for the current fiscal year.

*** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least October 30, 2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years

Class A	$41	$220

Class B	$82	$346

Class C	$82	$346

Class M	$46	$236

Class R	$82	$346

Class Y	$31	$188

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s portfolio turnover rate will be available after the fund completes its first fiscal year.

Investments, risks, and performance

Investments

The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or only by the credit of a federal agency or government sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and money market instruments. We may also invest in U.S. –dollar denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund's interest-rate sensitivity. The longer a fund's duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed three and one-half years.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The effects of inflation may erode the value of your investment over time. The prices of securities in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with fixed income investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Fixed income investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term debt. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage-and asset-backed investments, in other investments with less attractive terms and yields. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the fund completes a full calendar year of operation.

Your fund's management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Michael Salm, Co-Head of Fixed Income, portfolio manager of the fund since 2011

Joanne Driscoll, Portfolio Manager, portfolio manager of the fund since 2011

Kevin Murphy, Portfolio Manager, portfolio manager of the fund since 2011

Raman Srivastava, Portfolio Manager, portfolio manager of the fund since 2011

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are the fund's main investment strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing in a diversified portfolio of fixed income securities comprised of short duration, investment grade money market and other fixed income securities.

» Interest rate risk. The values of money market and other fixed income securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing fixed income securities, and rising interest rates generally decrease the value of existing fixed income securities. Changes in a fixed income security’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed three and one-half years. Short-term investments may have lower yields than longer-term investments. As mentioned in the fund summary, under normal circumstances the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund's interest-rate sensitivity. The longer a fund's duration, the more sensitive the fund is to shifts in interest rates. As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.

Some investments that we purchase have an interest rate that changes based on a market interest rate and/or allow the holder to demand payment of principal and accrued interest before the scheduled maturity date. We measure the maturity of these obligations using the relatively short period until the interest rate resets and/or payment could be demanded. Because the interest rate on these investments can change, these investments are unlikely to be able to lock in favorable longer-term interest rates.

In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund’s current dividend rate with its “yield,” which is computed on a yield-to-maturity basis in accordance with Securities and Exchange Commission (SEC) regulations and which reflects amortization of market premiums.

» Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We invest in investment-grade investments. These are rated at least BBB or its equivalent by a nationally recognized securities rating agency, or are unrated investments we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it. This means we may at times hold securities rated below investment-grade (sometimes referred to as “junk bonds”) if the rating for a security held by the fund is reduced to below investment-grade.

Investments rated below BBB or its equivalent are below-investment-grade and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

» Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

» Foreign investments. We may invest in foreign investments denominated in U.S. dollars, although they do not represent a primary focus of the fund. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. issuers that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

» Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pools of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

» Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in hybrid and structured bonds and notes and preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws. These practices may be subject to other risks, as described under the heading Miscellaneous Investments, Investment Practices and Risks in the SAI.

» Alternative strategies. At times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund's assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

» Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

» Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

» Portfolio holdings. The SAI includes a description of the fund's policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund's portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund's top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC's website at http://www.sec.gov.

Who oversees and manages the fund?

The fund's Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees

One Post Office Square
Boston, MA 02109

The fund's investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management contract described below will be discussed in the fund’s initial shareholder report.

The fund pays a monthly management fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds) (“Total Open-End Mutual Fund Average Net Assets”) as set forth below:

0.500% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.450% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.400% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.350% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.300% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.280% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.270% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
and
0.265% of any excess thereafter.

Putnam Management's address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio	Joined	Employer	Positions over past five years
managers	fund

Michael Salm	2011	Putnam Management	Co-Head of Fixed Income
		1997 – Present	Previously, Team Leader of Liquid
			Markets and Mortgage Specialist

Joanne Driscoll	2011	Putnam Management	Portfolio Manager
		1995 - Present

Kevin Murphy	2011	Putnam Management	Portfolio Manager
		1999 – Present

Raman	2011	Putnam	Portfolio Manager
Srivastava		Management
		1999 – Present

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B (only in exchange for class B shares of another Putnam fund), C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

The fund sells its shares at the offering price, which is the NAV. Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in a retirement plan that offers the fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

Also, the fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

» Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.

» Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

» Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

» By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the fund. Return the check and investment stub to Putnam Investor Services.

» By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The fund will normally accept wired funds for investment on the day received if they are received by the fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the fund's designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B (only in exchange for class B shares of another Putnam fund), C and M. Qualified employee-benefit plans may also choose class R shares, and certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has its own shareholder fee structure, as illustrated in the Fund summary — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. While class A, B, C, R and Y shares purchased directly from the fund (or in the case of class B shares, purchased in exchange for class B shares of another Putnam fund) are not subject to any initial or deferred sales charge, certain redemptions of class A, B and C shares that were acquired through exchange from another Putnam fund may be subject to a deferred sales charge, as explained below. Class M shares purchased directly from the fund are not subject to any initial sales charge, but may be subject to a deferred sales charge, as explained below. When you purchase shares of the fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative.

Class A and M shares only

Unless otherwise agreed with Putnam Retail Management, a deferred sales charge of 1.00% may apply to class A shares obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge, if the shares are redeemed within nine months of the original purchase. A deferred sales charge of 0.15% may apply to class M shares that were obtained either directly, or by exchanging shares from another Putnam fund that were originally purchased without a sales charge, from certain rollover accounts if redeemed within one year of purchase.

Shares not subject to any charge will be redeemed first, followed by shares held the longest. The deferred sales charge will be based on the lower of the shares’ original cost and current NAV. You may sell shares acquired by reinvestment of distributions without a charge at any time.

Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchasing shareholder’s existing accounts that are eligible to be linked under a right of accumulation is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class B and C shares only

Class B shares will only be offered to class B shareholders of other Putnam funds wishing to exchange into the fund. If you sell (redeem) class B shares of the fund within six years after you originally acquired the class B shares of the other Putnam fund, you will pay a deferred sales charge according to the following schedule:

Year after	1	2	3	4	5	6	7+
purchase

Charge	5%	4%	3%	3%	2%	1%	0%

Shares not subject to any charge will be redeemed first, followed by shares held the longest. The deferred sales charge will be based on the lower of the shares' original cost and current NAV. You may sell shares acquired by reinvestment of distributions without a charge at any time.

Class B shares convert automatically to class A shares 8 years after the original purchase date in the original fund purchased, thereby reducing the 12b-1 fees.

Orders for class C shares of one or more Putnam funds, other than class C shares sold to qualified employee-benefit plans, will be refused when the total value of the purchasing shareholder’s existing accounts that are eligible to be linked under a right of accumulation is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

If you sell (redeem) class C shares obtained in an exchange for class C shares of another Putnam fund within one year after you originally acquired the class C shares of the other Putnam fund, you will pay a deferred sales charge of 1.00%.

Class Y shares only (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

• qualified retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

• bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

• corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

• college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

• other Putnam funds and Putnam investment products;

• investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Putnam;

• clients of a financial representative who are charged a fee for consulting or similar services;

• corporations, endowments, and foundations that have entered into an arrangement with Putnam; and

• fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds through a fund "supermarket" or other mutual fund trading platform sponsored by a broker-dealer or trust company of which the RIA is not an affiliated or associated person and which has entered into an agreement with Putnam.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

» General (all classes). Because the fund seeks to be fully invested at all times, the fund only sells shares to you when it receives "same-day funds," which are monies that are credited to the fund's designated bank account at the Federal Reserve Bank of Boston. If the fund receives same-day funds before the close of trading on the NYSE, it will accept the order to buy shares that day.

» You may be eligible for reductions and waivers of deferred sales charges. Deferred sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. In the case of exchanges, shareholders of class A or class M shares of the Putnam funds will, in most cases, be required to pay a sales charge, which varies depending on the fund to which they exchange shares and the amount exchanged. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

Selling or exchanging shares directly with the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone redemption and exchange privilege may be modified or terminated without notice.

Via the Internet. You may also exchange shares via the Internet at www.putnam.com/individual.

Selling shares by check. If you would like to use the check-writing service, mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The fund will send you checks when it receives these properly completed documents. You can then make the checks payable to the order of anyone. The fund will redeem a sufficient number of full and fractional shares in your account at the next NAV that is calculated after the check is accepted to cover the amount of the check and any applicable deferred sales charge. The minimum redemption amount per check is $250. Currently, Putnam is waiving this minimum.

The use of checks is subject to the rules of your fund’s designated bank for its checking accounts. If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check. The fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans.

» Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

» Payment information. The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

» Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days' notice to attain the minimum. To the extent permitted by applicable law, the fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

» Policy on excessive short-term trading. Because the fund is a fund that investors may seek to use as a source of short-term liquidity, Putnam Management has not adopted policies to discourage short-term trading in the fund. However, because very large cash flows based on short-term trading may, under some market conditions, decrease a fund’s performance, Putnam Management and the fund reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Any fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, the fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summary - Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

» Distribution and service (12b-1) plans.
The fund's 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares, 0.75% on class B shares, and 1.00% on class C, class M and class R shares. The Trustees currently limit payments on class A and class M shares to 0.10% and 0.15% of average net assets, respectively, and to 0.50% of average net assets for class B, class C, and class R shares. Because these fees are paid out of the fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares mean they have higher ongoing expenses and lower dividends than class A shares. Because class C, class M and class R shares, unlike class B shares, do not convert to class A shares, class C, class M and class R shares may cost you more over time than class B shares. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

» Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under the heading Fund summary - Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or the fund as shown under the heading Fund summary - Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2010 in the SAI, which is on file with the SEC and is also available on Putnam's website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

» Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading Management - Investor Servicing Agent for more details.

Fund distributions and taxes

The fund declares a distribution daily generally based on a pro rata portion of its net income for the preceding month. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of this fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from the fund or Putnam Investor Services is returned as "undeliverable," the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from the fund.

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than by how long you have owned your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that the fund owned for one year or less and gains on the sale of bonds characterized as market discount are generally taxable to you as ordinary income. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.

Distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes.

The fund's use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

For more information about Putnam Short Duration Income Fund

The fund's SAI includes additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam's website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund's file number.

Putnam Investments
One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

www.putnam.com
File No. 811-07513

270801 10/11

Prospectus Supplement	July 2, 2012

Putnam Short Duration Income Fund Prospectus dated October 10, 2011

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary:

Fees and expenses

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load) imposed	Maximum deferred sales charge (load) (as a percentage
	on purchases (as a percentage of	of original purchase price or redemption proceeds,
Share class	offering price)	whichever is lower)

Class A	NONE	1.00%*

Class B	NONE	5.00%*

Class C	NONE	1.00%*

Class M	NONE	0.15%*

Class R	NONE	NONE

Class R5	NONE	NONE

Class R6	NONE	NONE

Class Y	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution	Other	Total annual	Expense	Total annual fund operating
	Management	and service	expenses	fund operating	reimburse-	expenses after expense
Share class	fees	(12b-1) fees	**	expenses	ment ***	reimbursement

Class A	0.35%	0.10%	0.73%	1.18%	(0.78%)	0.40%

Class B	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class C	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class M	0.35%	0.15%	0.73%	1.23%	(0.78%)	0.45%

Class R	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class R5	0.35%	N/A	0.83%	1.18%	(0.88%)	0.30%

Class R6	0.35%	N/A	0.76%	1.11%	(0.81%)	0.30%

Class Y	0.35%	N/A	0.73%	1.08%	(0.78%)	0.30%

* A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. A deferred sales charge on class M shares may apply to redemptions of shares from certain rollover accounts.

** Other expenses are based on estimated amounts for the fund’s current fiscal year, adjusted, as applicable, to reflect the investor servicing fees applicable to class R5 and class R6 shares.

*** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least November 30, 2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

275463 7/12

Example

Share class	1 year	3 years

Class A	$41	$207

Class B	$82	$333

Class C	$82	$333

Class M	$46	$223

Class R	$82	$333

Class R5	$31	$197

Class R6	$31	$181

Class Y	$31	$175

The second sentence in How do I buy fund shares? — Which class of shares is best for me? is amended to read: “Qualified employee-benefit plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares.”

The following information is added to How do I buy fund shares? — Here is a summary of the differences among the classes of shares:

Class R5 shares (available only to qualified plans with assets of at least of $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and certain contractual expense limitations (as described in Fund summary — Fees and expenses — Annual fund operating expenses)

Class R6 shares (available only to qualified plans with assets of at least $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and certain contractual expense limitations (as described in Fund summary — Fees and expenses — Annual fund operating expenses)

The last sentence in the subsection Distribution and service (12b-1) plans in the Distribution plans and payments to dealers section is amended to read:

Class R5, R6 and Y shares, for shareholders who are eligible to purchase them, will be less expensive than the other classes of shares because they do not bear sales charges or 12b-1 fees, and are subject to certain contractual expense limitations (as described in Fund summary — Fees and expenses — Annual fund operating expenses).

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

	PSDTX	PSDBX	PSDLX	PSDGX	PSDRX	PSDYX

Putnam Short Duration Income Fund

A Series of Putnam Funds Trust

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

10/10/11, as amended and restated 12/2/11, as further amended and restated
3/1/12

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund's prospectus dated 10/10/11, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

SAI_746 2012/03

I-1	SAI_746 – 2012/03

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	I-12

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-11
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-19
TAXES	II-53
MANAGEMENT	II-66

DETERMINATION OF NET ASSET VALUE	II-85
INVESTOR SERVICES	II-86
SIGNATURE GUARANTEES	II-90
REDEMPTIONS	II-90
SHAREHOLDER LIABILITY	II-91
DISCLOSURE OF PORTFOLIO INFORMATION	II-91
PROXY VOTING GUIDELINES AND PROCEDURES	II-93
SECURITIES RATINGS	II-93
CLAIMS - PAYING ABILITY RATINGS	II-97
APPENDIX A – PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-101

I-2	SAI_746 – 2012/03

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam Short Duration Income Fund is a diversified series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 (the "Trust"). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund offers classes of shares with different levels of ongoing expenses.

Each share has one vote, with fractional shares voting proportionally.

Shares of all series and classes vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The fund has voluntarily undertaken to hold a shareholder meeting at least every five years.

I-3	SAI_746 – 2012/03

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities, except as permitted by applicable law.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including, without limitation, debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer, provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. Government or its agencies or instrumentalities or to securities issued by other investment companies.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

I-4	SAI_746 – 2012/03

'

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy.

For purposes of the fund’s fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (Putnam Management), the fund’s investment manager, determines the appropriate industry categories and assigns issuers to them. Industry categories and issuer assignments may change over time in Putnam Management’s discretion and may differ from those shown in shareholder reports and other communications.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net assets measured as of the beginning of such 90-day period.

CHARGES AND EXPENSES

Management fees

Under a management contract effective September 9, 2011, the fund pays a monthly fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds) (“Total Open-End Mutual Fund Average Net Assets”), as determined at the close of each business day during the month, as set forth below:

I-5	SAI_746 – 2012/03

0.500% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.450% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.400% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.350% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.300% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.280% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.270% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
and
0.265% of any excess thereafter.

Fund-specific expense limitation. Putnam Management will waive fees (and, to the extent necessary, bear other expenses) of the fund to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, investment-related and extraordinary expenses, payments under the fund’s distribution plan and acquired fund fees and expenses, but including payments under the fund’s investor servicing and investment management contracts) would exceed an annual rate of 0.30% of the fund’s average net assets for at least one year from the effective date of the fund’s registration statement. Please see “Management—The Management Contract—General expense limitation” in Part II of this SAI for a description of other expense limitations that may apply to the fund.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

The table below shows the value of each Trustee's holdings in the fund and in all of the Putnam Funds as of December 31, 2010.

	Dollar range of Putnam Short	Aggregate dollar range of shares
Name of Trustee	Duration Income Fund shares	held in all of the Putnam funds
	owned*	overseen by Trustee

Ravi Akhoury	None	over $100,000

Barbara M. Baumann	None	over $100,000

Jameson A. Baxter	None	over $100,000

Charles B. Curtis	None	over $100,000

Robert J. Darretta	None	over $100,000

John A. Hill	None	over $100,000

Paul L. Joskow	None	over $100,000

Kenneth R. Leibler	None	over $100,000

Robert E. Patterson	None	over $100,000

George Putnam, III	None	over $100,000

W. Thomas Stephens	None	over $100,000

** Robert L. Reynolds	None	over $100,000

I-6	SAI_746 – 2012/03

* Putnam Short Duration Income Fund did not exist as of December 31, 2010.

** Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an “interested person.”

Each independent Trustee of the fund receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent Trustees of the fund are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the estimated fees to be paid to each Trustee by the fund for its first full fiscal year, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2010:

I-7	SAI_746 – 2012/03

COMPENSATION TABLE

	Estimated	Estimated pension or	Estimated annual	Total
	aggregate	retirement benefits	benefits from all	compensation
	compensation from	accrued as part of fund	Putnam funds upon	from all Putnam
Trustees/Year	the fund	expenses	retirement(1)	funds(2)

Ravi Akhoury/2009	205	N/A	N/A	$284,500

Barbara M. Baumann/2010(3)(4)	205	N/A	N/A	$109,500

Jameson A. Baxter/1994(4)	235	49	$110,500	$289,500

Charles B. Curtis/2001	205	30	$113,900	$279,500

Robert J. Darretta/2007(4)	205	N/A	N/A	$289,500

John A. Hill/1985(4)(5)	235	79	$161,700	$346,063

Paul L. Joskow/1997(4)	205	31	$113,400	$289,500

Kenneth R. Leibler/2006	205	N/A	N/A	$289,500

Robert E. Patterson/1984	205	46	$106,500	$289,500

George Putnam, III/1984	205	44	$130,300	$289,500

W. Thomas Stephens/1997(6)	205	33	$107,100	$289,500

Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A

I-8	SAI_746 – 2012/03

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2010, there were 104 funds in the Putnam family.

(3) Ms. Baumann was elected to the Board of Trustees of the Putnam funds on July 1, 2010.

(4) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.

(5) Includes additional compensation to Mr. Hill for service as Chairman of the Trustees of the Putnam funds. Ms. Baxter replaced Mr. Hill as Chair, Board of Trustees of the Putnam funds on July 1, 2011.

(6) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-elected to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his re-election to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(7) Mr. Reynolds is an “interested person” of the fund, Putnam Management and/or Putnam Retail Management.

I-9	SAI_746 – 2012/03

Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership

As of the date of this SAI, Putnam Investment Holdings, LLC owned of record and beneficially 100% of the shares of the fund and therefore may be deemed to "control" the fund. Putnam Investment Holdings, LLC, a Delaware limited liability company, is owned through a series of subsidiaries by Great-West Lifeco Inc., a Canadian corporation. The address of Putnam Investment Holdings, LLC is One Post Office Square, Boston, MA 02109.

Distribution fees

Because the fund has yet to commence investment operations, the fund has not yet paid any distribution fees to Putnam Retail Management.

Investor servicing fees

Because the fund has yet to commence investment operations, the fund has not yet paid any investor servicing fees to Putnam Investor Services, Inc.

I-10	SAI_746 – 2012/03

PORTFOLIO MANAGERS

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's portfolio managers managed as of 8/31/11. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
Manager	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Michael Salm	28*	$14,937,200,000	25**	$8,846,000,000	18***	$7,985,200,000

Joanne Driscoll	7	$7,057,200,000	1	$300,000	1	$100,000

Kevin Murphy	23*	$12,295,900,000	20**	$5,744,500,000	11	$6,810,200,000

Raman Srivastava	24*	$12,694,500,000	19**	$6,104,200,000	1	$300,000

* 4 accounts, with total assets of $2,725,900,000, pay an advisory fee based on account performance.

** 2 accounts, with total assets of $139,900,000, pay an advisory fee based on account performance.

*** 3 accounts, with total assets of $504,800,000, pay an advisory fee based on account performance.

See "Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

Compensation of portfolio managers

Putnam’s goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective

I-11	SAI_746 – 2012/03

performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, Putnam evaluates performance based on the fund's peer ranking in the BofA Merrill Lynch U.S. Treasury Bill Index, which is based on pre-tax performance.

Ownership of securities

The dollar range of shares of the fund owned by each portfolio manager as of the date of this SAI, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was $0.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, Two Financial Center, 60 South Street, Boston, Massachusetts 02111, is the fund's independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The fund had not yet commenced operations as of the date of this SAI.

I-12	SAI_746 – 2012/03

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “Exchange”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

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Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

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The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

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For funds in the Retirement Income Lifestyle suite, Taxable Income Funds and Tax-Free Income Funds (except for Money Market Funds, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of $500,000 or more of class A shares. (For funds in the Retirement Income Lifestyle suite, Taxable Income Funds (excluding Putnam money market funds and Putnam Short Duration Income Fund), Tax-Free Income Funds and Absolute Return Funds only) Purchases of class A shares of one or more Putnam funds of $500,000 or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

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Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares of Putnam Short Duration Income Fund and to class A and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $500,000 or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (and, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of $1,000,000 or more of class A shares. (For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only) Purchases of class A shares of one or more Putnam funds of $1 million or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares of Putnam Short Duration Income Fund and to class A and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $1 million or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares. These purchases will not be subject to a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

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Class M CDSC and dealer commission
All growth, blend, value, global sector and asset allocation
funds (excluding funds in the Retirement Income Lifestyle	0.65%
suite), Putnam Absolute Return 500 Fund and Putnam
Absolute Return 700 Fund:
All income funds (except Putnam Floating Rate Income
Fund and Putnam Money Market Fund) and funds in the	0.40%
Retirement Income Lifestyle suite:
Putnam Absolute Return 100 Fund, Putnam Absolute	0.30%
Return 300 Fund and Putnam Floating Rate Income Fund
Putnam Money Market Fund and Putnam Short Duration	0.15%
Income Fund

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales. Purchases of class C shares may be made without a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date; and for Multi-Cap Value Fund, on or around the end of the month five and one-half years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus does not assume conversion to class A shares.

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Sales without sales charges, contingent deferred sales charges or short-term trading fees

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of employer-sponsored benefit plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

(vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Retail Management with respect to such accounts;

(viii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”); and

(ix) investors who invest liquidation proceeds from Putnam closed-end funds.

In the case of paragraph (i) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying an initial sales charge.

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The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

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Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds and Putnam Short Duration Income Fund, unless acquired as described in (b) below); and

(b) any shares of money market funds or Putnam Short Duration Income Fund acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds and Putnam Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

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(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employee benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding Putnam money market funds and Putnam Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Short Duration Income Fund acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will

February 17, 2012	II-10

be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain qualified benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employee benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

February 17, 2012	II-11

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, unless the dealer of record has waived the sales commission, or, in the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

February 17, 2012	II-12

Rate*	Fund

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

0.10%	Putnam Short Duration Income Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

February 17, 2012	II-13

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shareholder has made arrangements with Putnam Retail Management and the dealer of record has waived the sales commission, except that payments for Putnam Money Market Fund and Putnam Short Duration Income Fund will be made beginning in the first year.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except the fund listed below

0.50%	Putnam Money Market Fund
Putnam Short Duration Income Fund

February 17, 2012	II-14

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs, unless the dealer of record has waived the sales commission.

Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund, Putnam Money Market Fund and
Putnam Short Duration Income Fund) and funds in
the Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all growth, blend, value, global sector and asset allocation funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Money Market Fund and Putnam Short Duration Income Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

February 17, 2012	II-15

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2011:

February 17, 2012	II-16

American Portfolios Financial Services, Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Ameriprise Financial Services, Inc.	MetLife Securities, Inc.

AXA Advisors, LLC	Morgan Stanley Smith Barney LLC

BancWest Investment Services, Inc.	Multi-Financial Securities Corporation

Cadaret, Grant & Co. Inc.	National Planning Corporation

Cambridge Investment Research, Inc.	New England Securities Corporation

CCO Investment Services Corp.	NFP Securities, Inc.

Chase Investment Services Corp.	Northwestern Mutual Investment Services, LLC

Citigroup Global Markets Inc.	Oppenheimer & Co. Inc.

Commonwealth Equity Services	PrimeVest Financial Services, Inc.

CUNA Brokerage Services, Inc.	Raymond James & Associates, Inc.

CUSO Financial Services, L.P.	Raymond James Financial Services, Inc.

Financial Network Investment Corporation	RBC Capital Markets Corporation

FSC Securities Corporation	Royal Alliance Associates

Genworth Financial Securities Corp.	Sagepoint Financial, Inc.

Great-West Life & Annuity Insurance Company	Securities America Financial Corporation, Inc.

HD Vest Investment Securities, Inc.	SII Investments

ING Financial Partners	Stifel, Nicolaus & Company, Incorporated

INVEST Financial Corporation	SunTrust Investment Services, Inc.

Investment Centers of America, Inc.	Tower Square Securities, Inc.

Janney Montgomery Scott LLC	U.S. Bancorp Investments, Inc.

Lincoln Financial Advisors Corp.	UBS Financial Services Inc.

Lincoln Financial Securities Corporation	UVEST Financial Services, Inc.

Lincoln Investment Planning, Inc.	Walnut Street Securities, Inc.

LPL Financial Corporation	Wells Fargo Advisors, LLC

MMC Securities Corp.	Woodbury Financial Services, Inc.

M&T Securities, Inc.

Additional dealers may receive marketing support payments in 2012 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2011 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2011:

February 17, 2012	II-17

ADP Broker-Dealer, Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Ascensus, Inc.	MidAtlantic Capital Corporation

Benefit Plans Administrators	MSCS Financial Services, LLC

Charles Schwab & Co., Inc.	National Financial Services LLC

Charles Schwab Trust Company	Nationwide Investment Services Corporation

City National Bank	Nationwide Life Insurance Company

CompuSys/Erisa Group	Newport Retirement Services, Inc.

Correll Co.	NYLIFE Distributors LLC

CPI Qualified Plan Consultants, Inc.	Paychex Securities Corporation

DailyAccess Corporation	Pershing LLC

Digital Retirement Solutions	Plan Administrators, Inc.

Dyatech, LLC	The Princeton Retirement Group, Inc.

ExpertPlan, Inc.	Principal Life Insurance Co.

Fidelity Investments Institutional Operations Company, Inc.	Raymond James & Associates, Inc.

Genworth Life and Annuity Insurance Co.	Raymond James Financial Services, Inc.

Genworth Life Insurance Co of New York	Reliance Trust Company

Great-West Life & Annuity Insurance Company	SunTrust Bank

GWFS Equities, Inc.	TD Ameritrade Trust Company

Hartford Life Insurance Company	The Prudential Insurance Company of America

Hartford Securities Distribution Company, Inc.	The Vanguard Group Inc.

Hewitt Associates LLC	Transamerica Advisors Life Insurance Company

July Business Services	Transamerica Advisors Life Insurance Company of New York

Leggette & Company, Inc.	VALIC Retirement Services Company

Lincoln Retirement Services Company, LLC	Wilmington Trust Company

Massachusetts Mutual Life Insurance Co.	Wilmington Trust Retirement & Institutional Services Co.

Mercer HR Services LLC

Additional dealers may receive program servicing payments in 2012 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2011 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enable Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from the funds’ transfer agent in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

February 17, 2012	II-18

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

Alternative Investment Strategies	Mortgage-backed and Asset-backed Securities

Bank Loans	Options on Securities

Borrowing and Other Forms of Leverage	Preferred Stocks and Convertible Securities

Derivatives	Private Placements and Restricted Securities

Exchange-Traded Notes	Real Estate Investment Trusts (REITs)

Floating Rate and Variable Rate Demand Notes	Redeemable Securities

Foreign Currency Transactions	Repurchase Agreements

Foreign Investments and Related Risks	Securities Loans

Forward Commitments and Dollar Rolls	Securities of Other Investment Companies

Futures Contracts and Related Options	Short-term Trading

Hybrid Instruments	Special Purpose Acquisition Companies

Inflation-Protected Securities	Structured Investments

Initial Public Offerings (IPOs)	Swap Agreements

Interfund Borrowing and Lending	Tax-exempt Securities

Inverse Floaters	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Money Market Instruments

Alternative Investment Strategies

At times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

February 17, 2012	II-19

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required

February 17, 2012	II-20

to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

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In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund and Putnam Money Market Liquidity Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Code, as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the

February 17, 2012	II-22

same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation

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plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or

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sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

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The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate

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portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI Indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation

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or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

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The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does

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not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option

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will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying

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asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and

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interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

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Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs

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may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional

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lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may

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also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a

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number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods.

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The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

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The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

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The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

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A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

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The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

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Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Internal Revenue Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

The fund, unless it is a money market fund, may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security

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subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

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Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior

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securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the

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underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

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The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or

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improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

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A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The money market funds may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the

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payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further proposals limiting the issuance of Tax-exempt securities may well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

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Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Internal Revenue Code.

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TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources described in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

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If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income or diversification test described above, the fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Properly reported distributions of net capital gains are the excess of net gains from the sale of capital assets held by the fund for more than one year over net losses from the sale of capital assets held for not more than one year (“Capital Gain Dividends”). For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income for such years, a regulated investment company is permitted to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are

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treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income and net capital gain on the fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds. Capital Gain Dividends will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report (generally on an IRS Form 1099) eligible dividends as qualified dividend income.

In general, distributions of investment income reported by a fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the fund’s dividends (other than properly reported Capital Gain Dividends) will be

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eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of a fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets— for taxable years beginning before January 1, 2013.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax. In some cases, a fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that a fund reports (generally on an IRS Form 1099) as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

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A fund that is qualified to pay exempt-interest dividends will report those dividends to shareholders in a written statement furnished to shareholders (generally annually on an IRS Form 1099). In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. For taxable years beginning after December 22, 2010, a non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. For taxable years beginning on or before December 22, 2010, shareholders will generally include the excess amount as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. For taxable years beginning after December 22, 2010, the excess amount will generally be treated as entirely a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in tax exempt securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If a fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from a fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to a fund's sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund's hands on sales of

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underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If a fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the Fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

For taxable years beginning on or before December 22, 2010, a fund cannot pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests. For taxable years beginning after December 22, 2010, if, at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

For taxable years beginning on or before December 22, 2010, the fund cannot pass through to shareholders any credit or deduction for foreign taxes borne in respect of foreign securities income earned by any underlying funds. For taxable years beginning after December 22, 2010, if the fund is a qualified fund of funds, it will be permitted to elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying funds that themselves have made such an election, so that shareholders of the fund will be eligible to claim a tax credit or deduction for such taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. See “Foreign taxes” below for more information.

Derivative transactions. If the fund engages in derivative transactions, including transactions in options, futures contracts, straddles, and other similar transactions, including for hedging purposes, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a regulated investment company. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute

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qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

Certain of the fund’s derivative activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts ("REITs"), such investments in REIT equity securities may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund's investment in REIT equity securities may at other times result in the fund's receipt of cash in excess of the REIT's earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by a fund from a REIT generally will not constitute qualified dividend income.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"), REITs that are themselves taxable mortgage pools ("TMPs") or REITs that invest in TMPs. Under a notice recently issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

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Under legislation enacted in December 2006, a charitable remainder trust ("CRT"), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. The fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount or original issue discount ("OID"). Generally, the fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or by liquidation of portfolio securities, if

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necessary. The fund may realize gains or losses from such liquidations. In the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. A fund is permitted to carry forward net capital losses it incurs in taxable years beginning after December 22, 2010 without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxed as ordinary income to individual shareholders) than would have resulted under the previous regime described above. The fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so.

Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of

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accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period beginning after December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Cost basis reporting. Upon the redemption or exchange of your shares in the fund, the fund, or, if your shares are then held through a financial intermediary, the financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult your financial representative, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

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Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the fund beginning before January 1, 2012, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends with respect to taxable years of a fund beginning on or after January 1, 2012 and what the terms of any such extension would be.

The fact that a fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund

February 17, 2012	II-64

are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends and, with respect to taxable years of a fund beginning before January 1, 2012, short-term capital gain dividends, unless (i) such gain or Capital Gain Dividend or short term capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other Reporting and Withholding Requirements. New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2010. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the fund with such certifications or other documentation as the fund requires to comply with the new rules. Persons investing in the fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

February 17, 2012	II-65

MANAGEMENT

Trustees

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Ravi Akhoury (Born 1947),	Advisor to New York	Director of Jacob Ballas Capital India (a non-
Trustee since 2009	Life Insurance	banking finance company focused on private equity
	Company. Served as	advisory services) and a member of its
	Chairman and CEO of	Compensation Committee. Mr. Akhoury also serves
	MacKay Shields (a	as a Director of RAGE Frameworks, Inc. (a private
	multi-product	software company). Mr. Akhoury previously served
	investment management	as Director and on the Compensation Committee of
	firm with AUM over $40	MaxIndia/New York Life Insurance Company in
	billion) from 1992 to	India. Mr. Akhoury is also a Trustee of the Rubin
	2007.	Museum, serving on the Investment Committee, and
of American India Foundation. Mr. Akhoury is a
former Vice President and Investment Policy
Committee member of Fischer, Francis, Trees and
Watts (a fixed-income portfolio management firm).
He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company),
	strategic consultant to	UniSource Energy Corporation (a publicly held
	domestic energy firms	electric utility in Arizona), and CVR Energy, Inc. (a
	and direct investor in	publicly held petroleum refiner and fertilizer
	energy projects.	manufacturer. She is a Trustee of Mount Holyoke
College. She is a former Chair of the Board, and a
current Board member, of Girls Inc. of Metro
Denver, and serves on the Finance Committee of
The Children’s Hospital of Denver. Prior to 2003,
Ms. Baumann was Executive Vice President of
Associated Energy Managers, LLC (a domestic
private equity firm). From 1981 until 2000 she held
a variety of financial and operational management
positions with the global energy company Amoco
Corporation and its successor, BP Amoco. Ms.
Baumann holds a B.A. from Mount Holyoke College
and an MBA from The Wharton School of the
University of Pennsylvania.

Jameson A. Baxter (Born	President of Baxter	Chairman of the Mutual Fund Directors Forum;
1943), Trustee since 1994,	Associates, Inc., (a	Director of the Adirondack Land Trust; and Trustee
Vice Chair from 2005 to 2011	private investment firm).	of the The Nature Conservancy’s Adirondack

February 17, 2012	II-66

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

and Chair since 2011		Chapter. Until 2011, Ms. Baxter was a Director of
ASHTA Chemicals Inc. Until 2007, Ms. Baxter was
a Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

Charles B. Curtis (Born	Senior Advisor to the	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Center for Strategic and	National Petroleum Council. Mr. Curtis also serves
	International Studies.	as a Director of Edison International and Southern
	Previously, President	California Edison. Until 2006, Mr. Curtis served as
	and Chief Operating	a member of the Trustee Advisory Council of the
	Officer, Nuclear Threat	Applied Physics Laboratory, Johns Hopkins
	Initiative (a private	University. Mr. Curtis is an attorney with over 15
	foundation dealing with	years in private practice and 19 years in various
	national security issues).	positions in public service, including service at the
Department of Treasury, the U.S. House of
Representatives, the Securities and Exchange
Commission, the Federal Energy Regulatory
Commission and the Department of Energy.

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in	of the Advisory Board of the Millstein Center for
	the diversified world-	Corporate Governance and Performance at the Yale
	wide energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of
Trustee since 1997	P. Sloan Foundation (a	TransCanada Corporation (an energy company

February 17, 2012	II-67

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	philanthropic institution	focused on natural gas transmission and power
	focused primarily on	services) and of Exelon Corporation (an energy
	research and education	company focused on power services); and a Member
	on issues related to	of the Board of Overseers of the Boston Symphony
	science, technology and	Orchestra. Prior to August 2007, he served as a
	economic performance).	Director of National Grid (a U.K.-based holding
	He is the Elizabeth and	company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics, Emeritus	telecommunications infrastructure). Prior to July,
	and Management at the	2006, he served as President of the Yale University
	Massachusetts Institute	Council. Prior to February 2005, he served on the
	of Technology (“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center	February 2002, he was a Director of State Farm
	for Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. From Yale University and a B.A. from
Cornell University.

Elizabeth T. Kennan	Partner in Cambus-	Dr. Kennan served as Chairman and is now Lead
(Born 1938), Trustee from	Kenneth Farm	Director of Northeast Utilities. She is a Trustee of
1992-2010, and since 2012	(thoroughbred horse	the National Trust for Historic Preservation and of
	breeding and general	Centre College, and Chairman of the Board of
	farming). She is	Trustees of Shaker Village of Pleasant Hill. From
	President Emeritus of	1992 to 2010, Dr. Kennan served as a Trustee on the
	Mount Holyoke College.	Board of the Putnam Funds, which she then rejoined
as a Trustee in 2012. Until 2006, she was a member
of The Trustees of Reservations. Prior to June 2005,
she was a Director of Talbots, Inc., and she has
served as Director on a number of other boards,
including Bell Atlantic, Chastain Real Estate,
Shawmut Bank, Berkshire Life Insurance, and
Kentucky Home Life Insurance. Dr. Kennan has also
served as President of Five Colleges Incorporated
and as a Trustee of the University of Notre Dame,
and is active in various educational and civic
associations. Prior to 2001, Dr. Kennan served on
the oversight committee of the Folger Shakespeare
Library.

As a member of the faculty of Catholic University
for twelve years, until 1978, Dr. Kennan directed the
post-doctoral program in Patristic and Medieval
Studies, taught history, and published numerous
articles and two books. Dr. Kennan holds a Ph.D.
from the University of Washington in Seattle, an
M.A. from Oxford University, and an A.B. from
Mount Holyoke College. She holds several honorary
doctorates.

February 17, 2012	II-68

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a
	derivatives securities).	Director of ISO New England (the organization
	He currently serves as	responsible for the operation of the electric
	Vice Chairman of the	generation system in the New England states). Prior
	Board of Trustees of	to 2000, he was a Director of the Investment
	Beth Israel Deaconess	Company Institute in Washington, D.C. Prior to
	Hospital in Boston and	January, 2005 Mr. Leibler served as Chairman and
	as a Director of	Chief Executive Officer of the Boston Stock
	Northeast Utilities,	Exchange. Prior to January 2000, he served as
	which operates New	President and Chief Executive Officer of Liberty
	England’s largest energy	Financial Companies (a publicly traded diversified
	delivery system.	asset management organization). Prior to June 1990,
he served as President and Chief Operating Officer
of the American Stock Exchange (AMEX). Prior to
serving as AMEX President, he held the position of
Chief Financial Officer, and headed its management
and marketing operations. Mr. Leibler graduated
with a B.A in Economics from Syracuse University.

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, L.P. and Co-	Trustee of the Joslin Diabetes Center. Prior to
	Chairman of Cabot	December 2001, Mr. Patterson served as the
	Properties, Inc. (a	President and as a Trustee of Cabot Industrial Trust
	private equity firm	(a publicly-traded real estate investment trust). He
	investing in commercial	has also served as a Trustee of the Sea Education
	real estate	Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered
investment adviser involved in institutional real
estate investments). Prior to 1990, he served as
Executive Vice President of Cabot & Forbes Realty
Advisers, Inc. (the predecessor company of Cabot
Partners). Mr. Patterson practiced law and held
various positions in state government, and was the
founding Executive Director of the Massachusetts
Industrial Finance Agency. Mr. Patterson is a
graduate of Harvard College and Harvard Law
School.

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was
	other research services)	a Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.

February 17, 2012	II-69

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from 1997-	Stephens was Chairman	infrastructure company). Until 2010, Mr. Stephens
2008, and since 2009	and Chief Executive	was a Director of Boise Inc. (a manufacturer of
	Officer of Boise	paper and packaging products). Until 2004, Mr.
	Cascade, LLC (a paper,	Stephens was a Director of Xcel Energy
	forest product and	Incorporated (a public utility company), Qwest
	timberland assets	Communications and Norske Canada, Inc. (a paper
	company).	manufacturer). Until 2003, Mr. Stephens was a
Director of Mail-Well, Inc. (a diversified printing
company). Prior to July 2001, Mr. Stephens was
Chairman of Mail-Well. Mr. Stephens holds a B.S.
and M.S. degrees from the University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, Lahey
	Member of Putnam	Clinic, and the Initiative for a Competitive Inner
	Investments’ Executive	City, in Boston. He is a member of the Chief
	Board of Directors.	Executives Club of Boston, the National
	Prior to joining Putnam	Innovation Initiative, and the Council on
	Investments in 2008, Mr.	Competitiveness, and he is a former President of the
	Reynolds was Vice	Commercial Club of Boston. Prior to 2008, he
	Chairman and Chief	served as a Director of FMR Corporation, Fidelity
	Operating Officer of	Investments Insurance Ltd., Fidelity Investments
	Fidelity Investments	Canada Ltd., and Fidelity Management Trust
	from 2000 to 2007.	Company and as a Trustee of the Fidelity Family of
Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2011, there were 108 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, death or removal.

*Trustee who is an “interested person” (as defined in the Investment Company Act of 1940, as amended) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail

February 17, 2012	II-70

Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees by the Independent Trustees effective January 1, 2012. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.

Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

February 17, 2012	II-71

Elizabeth T. Kennan -- Dr. Kennan’s experience as a director of numerous public companies and her service for many years as President of Mount Holyoke College.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer, Treasurer and Compliance Liaison
Executive Officer, Treasurer and
Compliance Liaison

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal		Putnam Management.
Financial Officer

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Assistant Treasurer		Investments and Putnam Management.
and Principal Accounting Officer

Robert R. Leveille (Born 1969)	Since 2007	Chief Compliance Officer, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments and Putnam
Vice President and Chief Legal		Management.
Officer

February 17, 2012	II-72

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

James P. Pappas (Born 1953) Vice	Since 2004	Director of Trustee Relations, Putnam Investments
President		and Putnam Management.

Judith Cohen[4] (Born 1945)	Since 1993	Vice President, Clerk and Assistant Treasurer, The
Vice President, Clerk and Assistant		Putnam Funds.
Treasurer

Michael Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President, Senior Associate		Senior Financial Analyst, Old Mutual Asset
Treasurer and Assistant Clerk		Management (2007-2008); Senior Financial Analyst,
Putnam Investments (1999-2007).

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
Vice President, Assistant Clerk,		and Proxy Manager, The Putnam Funds.
Assistant Treasurer and Proxy
Manager

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services,
Vice President and Assistant		Putnam Management.
Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 12 of the 13 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by

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the Trustees upon recommendation of the Board Policy and Nominating Committee. Each Committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees. Dr. Kennan is not listed below as a member of any committees as she was recently re-appointed to the Board of Trustees and has not yet officially taken on her committee assignments as of the date of this SAI.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the New York Stock Exchange. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Leibler (Chairperson), Curtis, Darretta and Hill, and Ms. Baumann.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam, and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Drs. Joskow (Chairperson) and Kennan, Ms. Baxter, and Messrs. Akhoury, Patterson, Putnam and Stephens.

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Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mr. Patterson (Chairperson), Ms. Baxter, Drs. Joskow and Kennan, and Messrs. Akhoury, Putnam and Stephens.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Curtis, Darretta, Hill and Leibler.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Patterson and Putnam.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, Dr. Kennan and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Darretta (Chairperson), Curtis, Hill and Leibler, and Ms. Baumann.

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Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes

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brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2012, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, underlying fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

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The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, PIL pursuant to a sub-advisory agreement among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either

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case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or

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related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions

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of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial

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stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities

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transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, Inc., located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Through at least June 30, 2012, investor servicing fees for the fund will not exceed an annual rate of 0.375% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts.

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans" — “Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

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Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the Exchange. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading

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of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund. Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern time.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the Exchange. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and

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8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase

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would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581. Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund or Putnam Short Duration Income Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of qualified plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to invest in Class Y shares, and Class C shareholders who are eligible to invest in Class Y shares and who are no longer subject to a CDSC, are eligible to exchange their Class A or Class C shares for Class Y shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such exchange.

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In addition, Class Y shareholders who are eligible to invest in Class A or Class C shares are eligible to exchange their Class Y shares for Class A or Class C shares of the same fund, if offered in their state, if the Class Y shares are held in an investment option or program that no longer permits the use of Class Y shares in that option or program or if the shareholder otherwise becomes ineligible to invest in Class Y shares. You should be aware that the financial institution or intermediary through which you hold Class Y shares may have the authority under its account or similar agreement with you to exchange your Class Y shares for Class A or Class C shares under these circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by your financial institution or intermediary in this regard. No sales charges or other charges will apply to any such exchange.

For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which you hold your shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal,

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they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in tax-exempt securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

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REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments Web site, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

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For Putnam Money Market Fund and Putnam Tax-Exempt Money Market Fund, the following information is publicly available on the Putnam Investments website, Putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For Putnam Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

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The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

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Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless

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Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

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CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

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BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

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Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

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CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

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Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of independent directors,

• the board has not established independent nominating, audit, and compensation committees,

• the board has more than 19 members or fewer than five members, absent special circumstances,

• the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

• the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

• who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

• who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

• of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

• who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

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Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

► Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

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► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote on a case-by-case basis if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and

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“golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

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► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

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► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

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► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case

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basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Board Elections

Germany

► For companies subject to “co-determination,” the funds will vote on a case by- case basis for the election of nominees to the supervisory board.

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

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Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with more than 2,000 employees, company employees are allowed to elect half of the supervisory board members. This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination,” the Funds will vote for supervisory board members on a case-by-case basis, so that the funds can support independent nominees.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established nominating and compensation committees composed of a majority of outside directors, or

• the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

• the board has not established a nominating committee composed of at least a majority of outside directors, or

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• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

► The funds will withhold votes from the entire board of directors if

• the board does not have at least a majority of independent non-executive directors,

• the board has not established a nomination committee composed of a majority of independent non-executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the

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protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

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► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Capitalization

► The funds will vote for proposals

• to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

• to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

► The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence

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standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia and Hong Kong, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

► Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

As adopted February 4, 2011

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Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

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For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

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Appendix B

Financial statements (excerpted from the most recent annual report)

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Statement of Additional Information Supplement	July 2, 2012

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam American Government Income Fund
Putnam Capital Opportunities Fund
Putnam Dynamic Asset Allocation Balanced Fund
Putnam Dynamic Asset Allocation Conservative Fund
Putnam Dynamic Asset Allocation Growth Fund
Putnam Dynamic Risk Allocation Fund
Putnam Equity Income Fund
Putnam Global Equity Fund
Putnam Global Income Trust
The Putnam Fund for Growth and Income
Putnam Growth Opportunities Fund
Putnam Income Fund
Putnam International Equity Fund
Putnam Investors Fund
Putnam Short Duration Income Fund
Putnam Voyager Fund

1. The first paragraph of the section “DISTRIBUTION PLANS – Program Servicing Payments” is replaced with the following:

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. The amount paid for program services varies depending on the share class selected and by dealer, and may also take into account the extent to which the program services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. There are no payments for program servicing support in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

2. The first and second paragraphs of the section “MANAGEMENT—Investor Servicing Agent” are replaced with the following:

Putnam Investor Services, Inc. (“Putnam Investor Services”), located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund. The fee paid to Putnam Investor Services with respect to assets attributable to class A, class B, class C, class M, class R, class T and class Y shares, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average assets attributable to class R5 shares applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average assets attributable to class R6 shares. Through at least December 31, 2012, investor servicing fees for each fund will not exceed an annual rate of 0.320% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the headings “Distribution Plans – Additional Dealer Payments.”

3. The section “INVESTOR SERVICES—Exchange Privilege—Same-Fund Exchange Privilege” is replaced with the following:

Same-Fund Exchange Privilege. Class A shareholders who are eligible to purchase class Y, class R5 or class R6 shares may exchange their class A shares for class Y, class R5, or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC and class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class Y shareholders who are eligible to purchase class A, class C, class R5 or class R6 shares may exchange their class Y shares for class A, class C, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A or class C shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to a same-fund exchange. In addition, for federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which a shareholder may hold shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

4. For Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam American Government Fund, Putnam Growth Opportunities Fund, Putnam Investors Fund, Putnam International Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Capital Opportunities Fund and Putnam Voyager Fund only, the following sentence is added to the cover page:

The financial highlights and financial statements included in the fund’s most recent semiannual report to shareholders are incorporated by reference into this SAI. The fund’s semiannual report is available, without charge, upon request by calling Putnam Investor Services at 1-800-225-1581.

5. For Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam American Government Fund, Putnam Growth Opportunities Fund, Putnam Investors Fund, Putnam International Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Capital Opportunities Fund and Putnam Voyager Fund only, the following sentence is added to the end of the section “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS:”

The financial highlights and financial statements included in the fund's semiannual report identified below are incorporated by reference into this SAI.

Fund	File	Report	Filing date
	number	date

Putnam American Government Fund	811-04178	3/31/12	5/30/12

Putnam Capital Opportunities Fund	811-07237	10/31/11	12/29/11

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Balanced Fund

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Conservative Fund

Putnam Dynamic Asset Allocation	811-07121	3/31/12	5/30/12
Growth Fund

Putnam Dynamic Risk Allocation Fund	811-07513	11/30/11	1/27/12

Putnam Growth Opportunities	811-07237	1/31/12	3/30/12

Putnam International Equity Fund	811-06190	12/31/11	2/28/12

Putnam Investors Fund	811-00159	1/31/12	3/28/12

Putnam Voyager Fund	811-01682	1/31/12	3/30/12

PUTNAM INVESTMENTS	7/12

PUTNAM FUNDS TRUST
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Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Dynamic Risk Allocation Fund
Putnam Short Duration Income Fund
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FORM N-1A
PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) Agreement and Declaration of Trust dated January 22, 1996 – Incorporated by reference to the Registrant's Registration Statement filed on January 30, 1996.

(a)(2) Amendment No. 1 to Agreement and Declaration of Trust dated November 12, 2004 – Incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on June 28, 2005.

(b) By-Laws, as amended through July 21, 2000 – Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement filed on August 29, 2000.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights – Incorporated by reference to the Registrant's Registration Statement filed on January 30, 1996.

(c)(2) Portions of By-Laws Relating to Shareholders' Rights – Incorporated by reference to the Registrant's Registration Statement filed on January 30, 1996.

(d)(1) Management Contract with Putnam Investment Management, LLC dated January 1, 2010, schedule dated September 9, 2011, for Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Floating Rate Income Fund, Putnam Global Consumer Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund, Putnam Multi-Cap Core Fund, Putnam Retirement Income Fund Lifestyle 2, Putnam Retirement Income Fund Lifestyle 3, and Putnam Short Duration Income Fund - Incorporated by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement filed on October 28, 2011.

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(d)(2) Management Contract with Putnam Investment Management, LLC dated July 1, 2011 for Putnam Asia Pacific Equity Fund and Putnam International Value Fund – Incorporated by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement filed on August 26, 2011.

(d)(3) Management Contract with Putnam Investment Management, LLC dated January 1, 2010 for Putnam Emerging Markets Equity Fund and Putnam Small Cap Growth Fund – Incorporated by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement filed on August 27, 2010.

(d)(4) Management Contract with Putnam Investment Management, LLC dated January 1, 2010 for Putnam Capital Spectrum Fund and Putnam Equity Spectrum Fund – Incorporated by reference to Post-Effective Amendment No. 107 to the Registrant’s Registration Statement filed on June 17, 2010.

(d)(5) Management Contract with Putnam Investment Management, LLC dated December 14, 2009 for Putnam Global Sector Fund – Incorporated by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement filed on March 31, 2010.

(d)(6) Management Contract with Putnam Investment Management, LLC dated February 1, 2010 for Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, and Putnam Absolute Return 700 Fund – Incorporated by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement filed on February 26, 2010.

(d)(7) Management Contract with Putnam Investment Management, LLC dated August 3, 2007 for Putnam Money Market Liquidity Fund – Incorporated by reference to Post-Effective Amendment No. 90 to the Registrant's Registration Statement filed on January 28, 2009.

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(d)(8) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008; schedule dated April 27, 2012 – Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(d)(9) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated May 15, 2008; schedule A dated April 27, 2012; schedule B dated April 27, 2012 – Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

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(e)(1) Distributor's Contract with Putnam Retail Management Limited Partnership dated August 3, 2007 – Incorporated by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement filed on August 27, 2007.

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(e)(2) Dealer Sales Contract dated March 27, 2012 – Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(e)(3) Financial Institution Sales Contract dated March 27, 2012 – Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

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(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 – Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed on January 28, 2005.

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(g) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated January 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

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(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated January 1, 2009; schedule dated September 9, 2011 - Incorporated by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement filed on October 28, 2011.

(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 – Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on May 28, 2004.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003 – Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on May 28, 2004.

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(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated January 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

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(h)(5) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; schedule A dated September 9, 2011; schedule B dated September 9, 2011 – Incorporated by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement filed on October 28, 2011.

(h)(6) Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010 – Incorporated by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement filed on September 28, 2010.

(h)(7) First Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.

(h)(8) Second Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 128 to the Registrant's Registration Statement filed on August 26, 2011.

(h)(9) Third Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011 – Incorporated by reference to Post-Effective Amendment No. 142 to the Registrant's Registration Statement filed on February 28, 2012.

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(h)(10) Fourth Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

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(h)(11) Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010 – Incorporated by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement filed on September 28, 2010.

(h)(12) First Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011 – Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.

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(h)(13) Second Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement filed on August 26, 2011.

(h)(14) Third Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011 – Incorporated by reference to Post-Effective Amendment No. 142 to the Registrant's Registration Statement filed on February 28, 2012.

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(h)(15) Fourth Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

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(i) Opinion of Ropes & Gray LLP, including consent – Incorporated by reference to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement filed on September 30, 2011.

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(j)(1) Consent of Independent Registered Public Accounting Firm-to be filed by amendment.

(j)(2) Consent of Independent Registered Public Accounting Firm-to be filed by amendment.

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(k) Not applicable.

(l) Investment Letter from Putnam Investments, LLC to the Registrant – Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on July 19, 1996.

(m)(1) Class A Distribution Plan and Agreement dated April 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(2) Class B Distribution Plan and Agreement dated April 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(3) Class C Distribution Plan and Agreement dated April 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

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(m)(4) Class M Distribution Plan and Agreement dated April 1, 2000 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(5) Class R Distribution Plan and Agreement dated May 8, 2003 – Incorporated by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on January 30, 2004.

(m)(7) Form of Dealer Service Agreement – Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on June 30, 1997.

(m)(8) Form of Financial Institution Service Agreement – Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on July 19, 1996.

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(n) Rule 18f-3 Plan dated November 1, 1999, as most recently amended April 13, 2012 – Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

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(p)(1) The Putnam Funds Code of Ethics dated June 17, 2011 – Incorporated by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement filed on October 28, 2011.

(p)(2) Putnam Investments Code of Ethics dated June 2010 – Incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement filed on June 28, 2010.

(p)(3) Amendment dated June 2011 to Putnam Investments Code of Ethics dated June 2010 – Incorporated by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement filed on August 26, 2011.

Item 29. Persons Controlled by or under Common Control with Fund

None

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Item 30. Indemnification

The information required by this item is incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-07513).

Item 31. Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Name and Title	Non-Putnam business, profession, vocation or employment

N/A

Item 32. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

George Putnam Balanced Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Funds Trust, The Putnam Fund for Growth and Income, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, Putnam Global Utilities Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Mortgage Recovery Fund, Putnam Multi-Cap Growth Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Variable Trust, and Putnam Voyager Fund.

(b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is One Post Office Square, Boston, MA 02109.

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Name	Position and Office with the Underwriter

Connolly, William T.	President

Richer, Clare	Treasurer

Maher, Stephen B.	Assistant Treasurer

Skistimas, John J. Jr.	Assistant Treasurer

Burns, Robert T.*	Secretary

Clark, James F	Assistant Secretary

Steingarten, Brie A.E.	Chief Legal Officer

Jurkeiwicz, Gregg M.	Vice President

Trenchard, Mark C.**	Vice President

*Mr. Burns is Vice President and Chief Legal Officer of the Registrant.

**Mr. Trenchard is Vice President and BSA Compliance Officer of the Registrant.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrant's Clerk, Judith Cohen; the Registrant's investment adviser, Putnam Investment Management, LLC (PIM); the Registrant's principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrant's custodian, State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing, and bookkeeping services); and the Registrant’s transfer and dividend disbursing agent, Putnam Investor Services, Inc. The address of the Clerk, PIM, PRM and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services

None.

Item 35. Undertakings

None.

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NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Funds Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of June, 2012.

Putnam Funds Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Treasurer, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Funds Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter *	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal Executive Officer and
Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Assistant Treasurer and Principal Accounting
Officer

Ravi Akhoury*	Trustee

Barbara M. Baumann***	Trustee

Charles B. Curtis*	Trustee

Robert J. Darretta*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Elizabeth T. Kennan****	Trustee

Kenneth R. Leibler*	Trustee

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Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
June 28, 2012

* Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 93 to the Registrant’s
Registration Statement filed on June 26, 2009.

** Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 101 to the Registrant’s
Registration Statement filed on January 15, 2010.

*** Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 109 to the Registrant’s
Registration Statement filed on August 27, 2010.

**** Signed pursuant to power of attorney filed in Post-
Effective Amendment No. 140 to the Registrant’s
Registration Statement filed on January 27, 2012.

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EXHIBIT INDEX

Item 28 Exhibits

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